UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-1352

Fidelity Devonshire Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2008

Item 1. Reports to Stockholders

Fidelity®
Equity-Income
Fund -
Equity-Income
Class K

Semiannual Report

July 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q listing may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Domestic and international securities markets have struggled thus far in 2008. High-grade fixed-income investments produced modestly positive results, but many stock benchmarks suffered double-digit losses through the first half of this year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2008 to July 31, 2008) for Equity-Income and for the entire period (May 9, 2008 to July 31, 2008) for Class K. The hypothetical expense Example is based on an investment of $1,000 invested for the one half year period (February 1, 2008 to July 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value	Ending Account Value July 31, 2008	Expenses Paid During Period
Equity-Income
Actual	$ 1,000.00	$ 888.90	$ 3.24B
Hypothetical A	$ 1,000.00	$ 1,021.43	$ 3.47C
Class K
Actual	$ 1,000.00	$ 883.00	$ 1.17B
Hypothetical A	$ 1,000.00	$ 1,022.18	$ 2.72C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio (shown in the table below) multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period) for Equity-Income and multiplied by 84/366 (to reflect the period May 9, 2008 to July 31, 2008) for Class K.

C Hypothetical expenses are equal to each Class' annualized expense ratio (shown in the table below) multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Equity-Income	.69%
Class K	.54%

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	5.3	6.0
AT&T, Inc.	3.2	3.6
Bank of America Corp.	2.8	3.1
JPMorgan Chase & Co.	2.4	2.5
General Electric Co.	1.9	1.9
Chevron Corp.	1.9	1.8
ConocoPhillips	1.8	1.5
Schlumberger Ltd. (NY Shares)	1.5	1.2
Pfizer, Inc.	1.5	1.9
Wells Fargo & Co.	1.5	1.3
	23.8
Top Five Market Sectors as of July 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.6	26.0
Energy	18.3	16.9
Consumer Discretionary	11.8	12.2
Industrials	10.4	10.3
Information Technology	8.5	9.4
Asset Allocation (% of fund's net assets)
As of July 31, 2008*		As of January 31, 2008**
	Stocks and Investment Companies 94.7%		Stocks 97.2%
	Bonds 0.1%		Bonds 0.1%
	Convertible Securities 3.1%		Convertible Securities 2.2%
	Short-Term Investments and Net Other Assets 2.1%		Short-Term Investments and Net Other Assets 0.5%
* Foreign investments	10.7%	** Foreign investments	8.4%

Semiannual Report

Investments July 31, 2008

Showing Percentage of Net Assets

Common Stocks - 94.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.2%
Auto Components - 0.8%
American Axle & Manufacturing Holdings, Inc.	2,174,729	$ 12,787
Gentex Corp.	753,020	11,642
Johnson Controls, Inc.	3,986,348	120,228
The Goodyear Tire & Rubber Co. (a)	2,636,800	51,760
TRW Automotive Holdings Corp. (a)	1,230,257	22,821
		219,238
Automobiles - 0.8%
Fiat SpA	1,506,400	25,917
Ford Motor Co. (a)(d)	8,693,530	41,729
General Motors Corp. (d)	511,600	5,663
Harley-Davidson, Inc.	2,509,650	94,965
Renault SA	429,921	35,687
Winnebago Industries, Inc.	881,737	11,251
		215,212
Diversified Consumer Services - 0.4%
H&R Block, Inc.	4,091,952	99,557
Hotels, Restaurants & Leisure - 0.5%
McDonald's Corp.	906,100	54,176
Starbucks Corp. (a)	4,724,100	69,397
		123,573
Household Durables - 1.6%
Beazer Homes USA, Inc. (d)	1,597,900	9,955
Black & Decker Corp.	935,400	56,143
Centex Corp.	3,164,600	46,456
KB Home	566,900	9,972
Lennar Corp. Class A	1,913,100	23,149
Newell Rubbermaid, Inc.	3,077,500	50,871
Pulte Homes, Inc.	1,787,800	21,829
The Stanley Works	1,196,941	53,240
Whirlpool Corp.	1,833,548	138,800
		410,415
Internet & Catalog Retail - 0.2%
Liberty Media Corp. - Interactive Series A (a)	3,683,764	51,683
Leisure Equipment & Products - 0.5%
Brunswick Corp.	3,531,000	45,550
Eastman Kodak Co.	4,283,600	62,712
Polaris Industries, Inc. (d)	282,868	12,107
		120,369
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - 3.2%
Belo Corp. Series A	2,841,027	$ 19,291
CC Media Holdings, Inc. Class A (a)	2,159,142	38,865
Citadel Broadcasting Corp. (a)	5,584,707	5,138
Comcast Corp. Class A	7,797,855	160,792
E.W. Scripps Co. Class A (d)	142,461	986
Gannett Co., Inc.	1,054,100	19,100
Informa PLC	1,798,000	15,487
McGraw-Hill Companies, Inc.	517,500	21,047
Scripps Networks Interactive, Inc. Class A	1,558,386	63,177
The McClatchy Co. Class A (d)	1,735,176	7,409
The New York Times Co. Class A (d)	1,612,491	20,301
The Walt Disney Co.	2,631,310	79,860
Time Warner Cable, Inc. (a)	1,817,495	51,671
Time Warner, Inc.	16,769,290	240,136
Virgin Media, Inc.	2,757,627	30,941
Vivendi	824,886	34,488
		808,689
Multiline Retail - 1.4%
Kohl's Corp. (a)	4,419,247	185,211
Macy's, Inc.	4,271,600	80,349
Target Corp.	2,020,400	91,383
Tuesday Morning Corp. (a)	1,513,113	5,810
		362,753
Specialty Retail - 1.7%
Chico's FAS, Inc. (a)	2,304,100	12,834
Foot Locker, Inc.	1,599,358	24,086
Home Depot, Inc.	8,324,400	198,370
Lowe's Companies, Inc.	526,800	10,705
OfficeMax, Inc.	1,415,127	18,057
PetSmart, Inc.	1,278,032	29,024
RadioShack Corp.	1,609,400	26,845
Staples, Inc.	3,004,055	67,591
Williams-Sonoma, Inc.	2,212,200	38,581
		426,093
Textiles, Apparel & Luxury Goods - 0.1%
Liz Claiborne, Inc.	2,144,400	28,027
TOTAL CONSUMER DISCRETIONARY		2,865,609
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 5.0%
Beverages - 0.4%
Carlsberg AS Series B	409,300	$ 33,219
Heineken NV (Bearer)	709,846	32,982
The Coca-Cola Co.	601,700	30,988
		97,189
Food & Staples Retailing - 1.2%
Rite Aid Corp. (a)	7,331,532	9,384
Wal-Mart Stores, Inc.	4,918,487	288,322
Winn-Dixie Stores, Inc. (a)	644,464	10,241
		307,947
Food Products - 1.1%
Hershey Co.	2,482,500	91,282
Kraft Foods, Inc. Class A	1,774,840	56,475
Marine Harvest ASA (a)	53,809,600	38,122
Nestle SA (Reg.)	1,804,257	79,155
Tyson Foods, Inc. Class A	1,183,600	17,636
		282,670
Household Products - 1.0%
Energizer Holdings, Inc. (a)	335,700	23,949
Kimberly-Clark Corp.	1,878,300	108,622
Procter & Gamble Co.	1,808,017	118,389
		250,960
Personal Products - 0.3%
Avon Products, Inc.	1,399,600	59,343
Estee Lauder Companies, Inc. Class A	443,000	19,536
		78,879
Tobacco - 1.0%
Altria Group, Inc.	3,711,295	75,525
Philip Morris International, Inc.	3,711,295	191,688
		267,213
TOTAL CONSUMER STAPLES		1,284,858
ENERGY - 18.3%
Energy Equipment & Services - 3.8%
BJ Services Co.	1,329,376	39,084
Halliburton Co.	2,817,600	126,285
Nabors Industries Ltd. (a)	3,229,551	117,749
Noble Corp.	4,714,844	244,559
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Pride International, Inc. (a)	1,100,800	$ 42,667
Schlumberger Ltd. (NY Shares)	3,902,763	396,521
		966,865
Oil, Gas & Consumable Fuels - 14.5%
Apache Corp.	1,356,410	152,149
Boardwalk Pipeline Partners, LP	1,159,770	27,440
Chevron Corp.	5,642,082	477,094
ConocoPhillips	5,545,900	452,656
EOG Resources, Inc.	1,690,900	169,986
Exxon Mobil Corp. (d)	16,871,617	1,356,978
Hess Corp.	1,735,000	175,929
Occidental Petroleum Corp.	2,699,300	212,786
Peabody Energy Corp.	730,639	49,428
Repsol YPF SA	298,700	10,007
Repsol YPF SA sponsored ADR	4,426,426	147,975
Royal Dutch Shell PLC:
Class A sponsored ADR (d)	2,174,000	153,897
Class B ADR	258,000	18,101
Total SA sponsored ADR	2,158,402	165,118
Valero Energy Corp.	2,419,840	80,847
Williams Companies, Inc.	1,365,500	43,764
		3,694,155
TOTAL ENERGY		4,661,020
FINANCIALS - 23.1%
Capital Markets - 3.8%
Bank of New York Mellon Corp.	8,251,849	292,941
Goldman Sachs Group, Inc.	917,621	168,879
KKR Private Equity Investors, LP	124,391	1,710
KKR Private Equity Investors, LP Restricted Depositary Units (f)	1,714,600	23,576
Legg Mason, Inc.	963,550	38,879
Lehman Brothers Holdings, Inc.	2,127,954	36,899
Merrill Lynch & Co., Inc. (d)	4,954,000	132,024
Morgan Stanley	5,547,860	219,030
State Street Corp.	787,320	56,404
		970,342
Commercial Banks - 5.7%
Associated Banc-Corp.	3,960,222	66,096
Fifth Third Bancorp	2,632,500	36,776
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
HSBC Holdings PLC sponsored ADR	1,818,861	$ 150,074
KeyCorp	3,978,900	41,977
Lloyds TSB Group PLC	6,659,701	38,835
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	4,365,300	38,327
PNC Financial Services Group, Inc.	3,446,900	245,730
Royal Bank of Scotland Group PLC	5,033,221	20,884
Societe Generale Series A	285,887	26,455
Sterling Financial Corp., Washington (d)	2,430,424	18,180
U.S. Bancorp, Delaware	3,236,302	99,063
Wachovia Corp.	17,452,678	301,408
Wells Fargo & Co.	12,488,336	378,022
		1,461,827
Consumer Finance - 0.9%
Capital One Financial Corp.	1,185,900	49,642
Discover Financial Services	7,753,661	113,591
Promise Co. Ltd.	526,550	13,470
SLM Corp. (a)	2,614,468	44,786
		221,489
Diversified Financial Services - 6.6%
Bank of America Corp.	21,652,686	712,373
CIT Group, Inc.	1,280,900	10,862
Citigroup, Inc.	18,609,885	347,819
JPMorgan Chase & Co.	15,117,449	614,222
		1,685,276
Insurance - 3.9%
ACE Ltd.	2,236,301	113,380
American International Group, Inc.	13,982,357	364,240
Hartford Financial Services Group, Inc.	2,057,600	130,431
MetLife, Inc. unit	2,020,300	50,871
Montpelier Re Holdings Ltd.	3,835,478	60,217
PartnerRe Ltd.	1,199,126	84,323
The Travelers Companies, Inc.	2,639,140	116,439
XL Capital Ltd.	4,222,600	75,542
Zurich Financial Services AG (Reg.)	37,539	9,868
		1,005,311
Real Estate Investment Trusts - 1.0%
Annaly Capital Management, Inc.	2,636,100	39,726
Developers Diversified Realty Corp.	2,138,453	68,345
General Growth Properties, Inc.	526,500	14,431
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
HCP, Inc.	1,961,300	$ 70,744
LaSalle Hotel Properties (SBI)	599,519	13,615
Senior Housing Properties Trust (SBI)	1,657,268	34,885
		241,746
Real Estate Management & Development - 0.2%
CB Richard Ellis Group, Inc. Class A (a)	4,167,751	58,557
Thrifts & Mortgage Finance - 1.0%
Fannie Mae	11,794,135	135,633
MGIC Investment Corp.	2,029,100	12,986
New York Community Bancorp, Inc.	2,730,782	45,386
People's United Financial, Inc.	625,000	10,613
Washington Mutual, Inc.	8,477,014	45,183
		249,801
TOTAL FINANCIALS		5,894,349
HEALTH CARE - 6.7%
Biotechnology - 0.5%
Amgen, Inc. (a)	2,078,778	130,194
Health Care Equipment & Supplies - 0.8%
Boston Scientific Corp. (a)	3,271,300	38,896
Covidien Ltd.	2,447,390	120,509
Medtronic, Inc.	921,300	48,672
		208,077
Health Care Providers & Services - 0.3%
Brookdale Senior Living, Inc.	1,882,907	28,733
UnitedHealth Group, Inc.	1,503,700	42,224
		70,957
Pharmaceuticals - 5.1%
Bristol-Myers Squibb Co.	3,665,700	77,420
Johnson & Johnson	4,612,400	315,811
Merck & Co., Inc.	4,583,000	150,781
Pfizer, Inc.	20,555,600	383,773
Schering-Plough Corp.	7,068,940	149,013
Wyeth	5,794,200	234,781
		1,311,579
TOTAL HEALTH CARE		1,720,807
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 10.4%
Aerospace & Defense - 3.0%
General Dynamics Corp.	756,000	$ 67,390
Goodrich Corp.	737,700	36,251
Honeywell International, Inc.	5,506,950	279,973
Lockheed Martin Corp.	495,400	51,685
Spirit AeroSystems Holdings, Inc. Class A (a)	1,922,118	41,633
The Boeing Co.	1,641,716	100,325
United Technologies Corp.	2,778,460	177,766
		755,023
Building Products - 0.3%
Masco Corp.	4,232,847	69,800
Commercial Services & Supplies - 0.7%
Avery Dennison Corp.	1,951,621	85,891
Equifax, Inc.	1,081,119	37,936
Waste Management, Inc.	1,291,900	45,914
		169,741
Industrial Conglomerates - 3.7%
3M Co.	2,445,470	172,137
General Electric Co.	16,974,650	480,213
Siemens AG sponsored ADR	1,729,100	209,878
Tyco International Ltd.	2,128,290	94,837
		957,065
Machinery - 1.7%
Briggs & Stratton Corp. (e)	3,350,885	45,371
Caterpillar, Inc.	813,100	56,527
Eaton Corp.	868,600	61,705
Illinois Tool Works, Inc.	853,100	39,968
Ingersoll-Rand Co. Ltd. Class A	2,051,792	73,865
Kennametal, Inc.	1,200,409	35,724
SPX Corp.	1,015,285	128,718
		441,878
Marine - 0.1%
Alexander & Baldwin, Inc.	405,786	17,607
Road & Rail - 0.9%
Burlington Northern Santa Fe Corp.	1,491,900	155,352
Union Pacific Corp.	908,400	74,888
		230,240
TOTAL INDUSTRIALS		2,641,354
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 8.4%
Communications Equipment - 0.8%
Cisco Systems, Inc. (a)	5,391,900	$ 118,568
Harris Corp.	424,000	20,416
Motorola, Inc.	6,313,170	54,546
		193,530
Computers & Peripherals - 2.2%
EMC Corp. (a)	3,873,400	58,140
Hewlett-Packard Co.	5,181,179	232,117
International Business Machines Corp.	2,033,600	260,260
		550,517
Electronic Equipment & Instruments - 0.8%
Arrow Electronics, Inc. (a)	1,876,900	60,474
Avnet, Inc. (a)	1,895,215	51,664
Tyco Electronics Ltd.	2,929,590	97,087
		209,225
IT Services - 0.5%
Electronic Data Systems Corp.	2,052,600	50,925
MoneyGram International, Inc.	2,437,904	3,364
The Western Union Co.	1,880,200	51,969
Unisys Corp. (a)	6,084,500	22,452
Visa, Inc.	173,957	12,709
		141,419
Office Electronics - 0.3%
Xerox Corp.	5,237,398	71,438
Semiconductors & Semiconductor Equipment - 2.9%
Analog Devices, Inc.	3,045,200	92,909
Applied Materials, Inc.	6,382,900	110,552
Atmel Corp. (a)	2,613,756	9,227
Intel Corp.	12,248,560	271,796
Micron Technology, Inc. (a)	2,748,200	13,274
National Semiconductor Corp.	5,507,364	115,379
Novellus Systems, Inc. (a)	2,451,327	49,934
Teradyne, Inc. (a)	5,682,400	53,244
Varian Semiconductor Equipment Associates, Inc. (a)	1,013,700	29,620
		745,935
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 0.9%
Microsoft Corp.	5,816,027	$ 149,588
Symantec Corp. (a)	3,608,900	76,040
		225,628
TOTAL INFORMATION TECHNOLOGY		2,137,692
MATERIALS - 2.5%
Chemicals - 1.6%
Celanese Corp. Class A	1,554,400	59,891
Chemtura Corp.	7,174,364	46,777
Dow Chemical Co.	1,600,500	53,313
E.I. du Pont de Nemours & Co.	2,251,300	98,629
Georgia Gulf Corp. (d)(e)	1,820,768	5,280
H.B. Fuller Co.	1,077,060	26,927
Hercules, Inc.	1,637,959	32,841
Linde AG	577,079	79,793
		403,451
Containers & Packaging - 0.2%
Smurfit-Stone Container Corp. (a)	7,180,121	40,998
Metals & Mining - 0.7%
Alcoa, Inc.	4,681,121	157,988
Nucor Corp.	545,400	31,208
		189,196
TOTAL MATERIALS		633,645
TELECOMMUNICATION SERVICES - 5.7%
Diversified Telecommunication Services - 5.1%
AT&T, Inc.	26,272,950	809,470
Qwest Communications International, Inc.	24,501,900	93,842
Telefonica SA sponsored ADR	225,600	17,558
Verizon Communications, Inc.	10,956,749	372,968
		1,293,838
Wireless Telecommunication Services - 0.6%
Sprint Nextel Corp.	9,275,300	75,501
Vodafone Group PLC sponsored ADR	3,098,925	83,144
		158,645
TOTAL TELECOMMUNICATION SERVICES		1,452,483
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 3.3%
Electric Utilities - 1.8%
Allegheny Energy, Inc.	1,819,207	$ 88,050
Entergy Corp.	1,590,600	170,067
Exelon Corp.	1,700,700	133,709
PPL Corp.	1,670,100	78,428
		470,254
Independent Power Producers & Energy Traders - 0.3%
AES Corp. (a)	5,213,721	84,149
Multi-Utilities - 1.2%
Public Service Enterprise Group, Inc.	4,620,400	193,133
Wisconsin Energy Corp.	2,323,900	104,854
		297,987
TOTAL UTILITIES		852,390
TOTAL COMMON STOCKS (Cost $22,093,776)		24,144,207
Convertible Preferred Stocks - 2.1%

CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
General Motors Corp. Series C, 6.25%	1,908,700	21,454
Hotels, Restaurants & Leisure - 0.0%
Six Flags, Inc. 7.25% PIERS	1,065,600	5,594
TOTAL CONSUMER DISCRETIONARY		27,048
FINANCIALS - 1.4%
Capital Markets - 0.3%
Legg Mason, Inc. 7.00%	670,600	26,630
Lehman Brothers Holdings, Inc. Series P, 7.25%	92,600	60,190
		86,820
Commercial Banks - 0.1%
Huntington Bancshares, Inc. 8.50%	26,000	20,278
Diversified Financial Services - 0.5%
Bank of America Corp. Series L, 7.25%	48,800	45,506
CIT Group, Inc.:
7.75%	1,105,800	11,279
Convertible Preferred Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
CIT Group, Inc.: - continued
Series C, 8.75%	238,000	$ 11,167
Citigroup, Inc. Series T, 6.50%	1,181,898	51,856
		119,808
Insurance - 0.3%
American International Group, Inc. Series A, 8.50%	1,489,600	85,269
Thrifts & Mortgage Finance - 0.2%
Fannie Mae 8.75%	1,576,700	38,235
Washington Mutual, Inc. Series R, 7.75%	32,600	15,363
		53,598
TOTAL FINANCIALS		365,773
HEALTH CARE - 0.2%
Pharmaceuticals - 0.2%
Schering-Plough Corp. 6.00%	260,400	50,963
MATERIALS - 0.4%
Chemicals - 0.0%
Celanese Corp. 4.25%	157,200	7,747
Metals & Mining - 0.4%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	651,000	90,969
TOTAL MATERIALS		98,716
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $726,863)		542,500
Investment Companies - 0.1%

Ares Capital Corp. (Cost $30,118)	1,721,886	19,681
Corporate Bonds - 1.1%
	Principal Amount (000s)
Convertible Bonds - 1.0%
CONSUMER DISCRETIONARY - 0.5%
Automobiles - 0.1%
Ford Motor Co. 4.25% 12/15/36	$ 28,010	19,400
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - 0.0%
Six Flags, Inc. 4.5% 5/15/15	$ 9,950	$ 4,677
Media - 0.4%
Liberty Media Corp.:
3.5% 1/15/31	7,147	4,564
4% 11/15/29 (f)	13,232	7,145
3.5% 1/15/31 (f)	20,270	12,942
News America, Inc. liquid yield option note:
0% 2/28/21 (f)	57,550	33,451
0% 2/28/21	16,370	9,515
Virgin Media, Inc. 6.5% 11/15/16 (f)	27,500	24,835
		92,452
TOTAL CONSUMER DISCRETIONARY		116,529
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Rite Aid Corp. 8.5% 5/15/15	18,640	13,303
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. 9% 4/1/63 (f)	16,260	12,967
INDUSTRIALS - 0.0%
Airlines - 0.0%
UAL Corp.:
4.5% 6/30/21 (f)	20,550	10,014
4.5% 6/30/21	3,320	1,618
		11,632
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Advanced Micro Devices, Inc.:
6% 5/1/15 (f)	39,060	20,393
6% 5/1/15	13,020	6,798
Micron Technology, Inc. 1.875% 6/1/14	7,430	4,809
		32,000
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Level 3 Communications, Inc.:
3.5% 6/15/12	$ 17,200	$ 14,655
5.25% 12/15/11 (f)	28,080	28,072
5.25% 12/15/11	15,880	15,875
		58,602
TOTAL CONVERTIBLE BONDS		245,033
Nonconvertible Bonds - 0.1%
MATERIALS - 0.1%
Chemicals - 0.1%
Hercules, Inc. 6.5% 6/30/29 unit	31,600	28,231
TOTAL CORPORATE BONDS (Cost $359,590)		273,264
Money Market Funds - 2.9%
	Shares
Fidelity Cash Central Fund, 2.35% (b)	555,464,405	555,464
Fidelity Securities Lending Cash Central Fund, 2.37% (b)(c)	189,785,154	189,785
TOTAL MONEY MARKET FUNDS (Cost $745,249)		745,249
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $23,955,596)		25,724,901
NET OTHER ASSETS - (0.8)%		(211,120)
NET ASSETS - 100%		$ 25,513,781
Security Type Abbreviation
PIERS	-	Preferred Income Equity Redeemable Securities
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $173,395,000 or 0.7% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 4,677
Fidelity Securities Lending Cash Central Fund	6,090
Total	$ 10,767
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Briggs & Stratton Corp.	$ 61,413	$ 6,146	$ -	$ 1,385	$ 45,371
Georgia Gulf Corp.	16,763	-	1,344	318	5,280
Total	$ 78,176	$ 6,146	$ 1,344	$ 1,703	$ 50,651
Other Information

The following is a summary of the inputs used, as of July 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 25,724,901	$ 24,428,238	$ 1,296,663	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	89.3%
Bermuda	2.0%
United Kingdom	2.0%
Netherlands Antilles	1.5%
Germany	1.1%
Cayman Islands	1.0%
Others (individually less than 1%)	3.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	July 31, 2008

Assets
Investment in securities, at value (including securities loaned of $182,787) - See accompanying schedule: Unaffiliated issuers (cost $23,056,356)	$ 24,929,001
Fidelity Central Funds (cost $745,249)	745,249
Other affiliated issuers (cost $153,991)	50,651
Total Investments (cost $23,955,596)		$ 25,724,901
Cash		75,610
Receivable for investments sold		212,305
Receivable for fund shares sold		27,155
Dividends receivable		44,173
Interest receivable		3,093
Distributions receivable from Fidelity Central Funds		1,909
Prepaid expenses		37
Other receivables		613
Total assets		26,089,796

Liabilities
Payable for investments purchased	$ 327,131
Payable for fund shares redeemed	43,322
Accrued management fee	9,584
Other affiliated payables	4,979
Other payables and accrued expenses	1,214
Collateral on securities loaned, at value	189,785
Total liabilities		576,015

Net Assets		$ 25,513,781
Net Assets consist of:
Paid in capital		$ 23,652,166
Undistributed net investment income		52,038
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		40,261
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,769,316
Net Assets		$ 25,513,781

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	July 31, 2008

Equity-Income: Net Asset Value, offering price and redemption price per share ($25,513,692.303 ÷ 564,943.209 shares)	$ 45.16

Class K: Net Asset Value, offering price and redemption price per share ($88.311 ÷ 1.9553 shares)	$ 45.16

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended July 31, 2008

Investment Income
Dividends (including $1,703 earned from other affiliated issuers)		$ 367,906
Interest		8,976
Income from Fidelity Central Funds		10,767
Total income		387,649

Expenses
Management fee	$ 62,656
Transfer agent fees	28,790
Accounting and security lending fees	1,000
Custodian fees and expenses	202
Independent trustees' compensation	61
Depreciation in deferred trustee compensation account	(5)
Registration fees	140
Audit	111
Legal	58
Miscellaneous	981
Total expenses before reductions	93,994
Expense reductions	(635)	93,359
Net investment income (loss)		294,290
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	82,164
Other affiliated issuers	(10,193)
Investment not meeting investment restrictions	91
Foreign currency transactions	20
Total net realized gain (loss)		72,082
Change in net unrealized appreciation (depreciation) on: Investment securities	(3,547,263)
Assets and liabilities in foreign currencies	(6)
Total change in net unrealized appreciation (depreciation)		(3,547,269)
Net gain (loss)		(3,475,187)
Net increase (decrease) in net assets resulting from operations		$ (3,180,897)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended July 31, 2008	Year ended January 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 294,290	$ 532,659
Net realized gain (loss)	72,082	1,809,432
Change in net unrealized appreciation (depreciation)	(3,547,269)	(3,847,036)
Net increase (decrease) in net assets resulting from operations	(3,180,897)	(1,504,945)
Distributions to shareholders from net investment income	(273,421)	(540,755)
Distributions to shareholders from net realized gain	(459,100)	(1,682,275)
Total distributions	(732,521)	(2,223,030)
Share transactions - net increase (decrease)	1,312,412	620,243
Total increase (decrease) in net assets	(2,601,006)	(3,107,732)

Net Assets
Beginning of period	28,114,787	31,222,519
End of period (including undistributed net investment income of $52,038 and undistributed net investment income of $31,169, respectively)	$ 25,513,781	$ 28,114,787

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Equity-Income

Six months ended July 31,

Years ended January 31,

2008

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 52.25	$ 59.33	$ 54.51	$ 51.52	$ 50.27	$ 38.32
Income from Investment Operations
Net investment income (loss) D	.53	1.00	.96	.82	.79	.71
Net realized and unrealized gain (loss)	(6.28)	(3.86)	8.30	5.14	2.93	12.88
Total from investment operations	(5.75)	(2.86)	9.26	5.96	3.72	13.59
Distributions from net investment income	(.49)	(1.02)	(.94)	(.84)	(.81)	(.71)
Distributions from net realized gain	(.85)	(3.20)	(3.50)	(2.13)	(1.66)	(.93)
Total distributions	(1.34)	(4.22)	(4.44)	(2.97)	(2.47)	(1.64)
Net asset value, end of period	$ 45.16	$ 52.25	$ 59.33	$ 54.51	$ 51.52	$ 50.27
Total Return B, C	(11.11)%	(5.21)%	17.55%	11.87%	7.51%	35.95%
Ratios to Average Net Assets E, G
Expenses before reductions	.69% A	.66%	.68%	.69%	.70%	.71%
Expenses net of fee waivers, if any	.69% A	.66%	.68%	.69%	.70%	.71%
Expenses net of all reductions	.68% A	.66%	.67%	.67%	.69%	.70%
Net investment income (loss)	2.15% A	1.68%	1.71%	1.57%	1.56%	1.63%
Supplemental Data
Net assets, end of period (in millions)	$ 25,514	$ 28,115	$ 31,223	$ 26,042	$ 25,730	$ 23,693
Portfolio turnover rate F	32% A	23%	24%	19%	19%	25%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

For the period ended July 31,

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 51.47
Income from Investment Operations
Net investment income (loss) D	.25
Net realized and unrealized gain (loss)	(6.28)
Total from investment operations	(6.03)
Distributions from net investment income	(.28)
Net asset value, end of period	$ 45.16
Total Return B, C	(11.70)%
Ratios to Average Net Assets E, H
Expenses before reductions	.54% A
Expenses net of fee waivers, if any	.54% A
Expenses net of all reductions	.54% A
Net investment income (loss)	2.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 88
Portfolio turnover rate F	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2008

1. Organization.

Fidelity Equity-Income Fund (the Fund) is a fund of Fidelity Devonshire Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. On January 17, 2008, the Board of Trustees of the Fund approved the creation of an additional class of shares. The Fund commenced sale of shares of Class K and the existing class was designated Equity-Income on May 9, 2008. The Fund offers Equity-Income and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. In order to disclose class level financial information dollar amounts presented in the notes are unrounded. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of July 31, 2008, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE),normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 6,113,199,546
Unrealized depreciation	(4,362,149,021)
Net unrealized appreciation (depreciation)	$ 1,751,050,525
Cost for federal income tax purposes	$ 23,973,850,673

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements - continued

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $4,799,860,592 and $4,306,725,542, respectively.

The Fund realized a gain on the sale of an investment not meeting the investment restrictions of the Fund.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .46% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of Equity-Income and asset-based fees of .05% of average net assets for Class K. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees for Equity-Income were equivalent to an annualized rate of .21% of average net assets.

For the period, the total transfer agent fees paid by each class were as follows:

Amount
Equity-Income	$ 28,790,372
Class K	12

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $23,704 for the period.

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $28,514 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $6,089,774.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Equity-Income's operating expenses. During the period, this reimbursement reduced the class' expenses by $12,875.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $101,655 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,683.

Semiannual Report

Notes to Financial Statements - continued

9. Expense Reductions - continued

During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Equity-Income	$ 518,535

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $935,234, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

Semiannual Report

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2008 A	Year ended January 31, 2008
From net investment income
Equity-Income	$ 273,419,971	$ 540,754,548
Class K	544	-
Total	$ 273,420,515	$ 540,754,548
From net realized gain
Equity-Income	$ 459,100,303	$ 1,682,275,217
Class K	-	-
Total	$ 459,100,303	$ 1,682,275,217

A Distributions for Class K are for the period May 9, 2008 (commencement of sale of shares) to July 31, 2008.

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended July 31, 2008 A	Year ended January 31, 2008	Six months ended July 31, 2008 A	Year ended January 31, 2008
Equity-Income
Shares sold	61,743,648	115,778,416	$ 3,050,940,725	$ 6,781,845,907
Reinvestment of distributions	15,136,252	38,488,077	717,354,279	2,173,858,280
Shares redeemed	(49,974,234)	(142,454,150)	(2,455,984,262)	(8,335,461,996)
Net increase (decrease)	26,905,666	11,812,343	$ 1,312,310,742	$ 620,242,191
Class K
Shares sold	1,943	-	$ 100,000	$ -
Reinvestment of distributions	12	-	544	-
Net increase (decrease)	1,955	-	$ 100,544	$ -

A Share transactions for Class K are for the period May 9, 2008 (commencement of sale of shares) to July 31, 2008.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Devonshire Trust and the Shareholders of Fidelity Equity-Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Equity-Income Fund (a fund of Fidelity Devonshire Trust) at July 31, 2008, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Equity-Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

September 22, 2008

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 14, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	19,168,714,035.81	95.156
Withheld	975,735,597.80	4.844
TOTAL	20,144,449,633.61	100.000
Dennis J. Dirks
Affirmative	19,240,086,030.73	95.511
Withheld	904,363,602.88	4.489
TOTAL	20,144,449,633.61	100.000
Edward C. Johnson 3d
Affirmative	19,112,872,629.50	94.879
Withheld	1,031,577,004.11	5.121
TOTAL	20,144,449,633.61	100.000
Alan J. Lacy
Affirmative	19,235,726,089.08	95.489
Withheld	908,723,544.53	4.511
TOTAL	20,144,449,633.61	100.000
Ned C. Lautenbach
Affirmative	19,222,897,529.62	95.425
Withheld	921,552,103.99	4.575
TOTAL	20,144,449,633.61	100.000
Joseph Mauriello
Affirmative	19,230,998,021.17	95.465
Withheld	913,451,612.44	4.535
TOTAL	20,144,449,633.61	100.000
Cornelia M. Small
Affirmative	19,230,719,307.28	95.464
Withheld	913,730,326.33	4.536
TOTAL	20,144,449,633.61	100.000
William S. Stavropoulos
Affirmative	19,176,025,996.91	95.193
Withheld	968,423,636.70	4.807
TOTAL	20,144,449,633.61	100.000
David M. Thomas
Affirmative	19,235,961,520.61	95.490
Withheld	908,488,113.00	4.510
TOTAL	20,144,449,633.61	100.000
Michael E. Wiley
Affirmative	19,227,633,661.54	95.449
Withheld	916,815,972.07	4.551
TOTAL	20,144,449,633.61	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
Affirmative	14,638,958,851.46	72.670
Against	4,052,976,662.82	20.120
Abstain	994,605,492.84	4.937
Broker Non-Votes	457,908,626.49	2.273
TOTAL	20,144,449,633.61	100.000
PROPOSAL 3

Shareholder proposal concerning "oversight procedures to screen out investments in companies that, in the judgment of the Board, substanially contribute to genocide, patterns of extraordinary and egregious violations of human rights, or crimes against humanity."

Affirmative	2,876,186,640.12	19.502
Against	6,753,014,242.95	45.789
Abstain	561,794,942.46	3.809
Broker Non-Votes	4,557,025,843.91	30.900
TOTAL	14,748,021,669.44	100.000
A Denotes trust-wide proposal and voting results.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Equity-Income Fund

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-
advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (Japan) Inc. and Fidelity Management & Research (Hong Kong) Limited, as well as amendments to the fund's agreement with Fidelity Management & Research (U.K.) Inc.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board further considered that Fidelity voluntarily pays for market data out of its own resources.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. (The fund did not offer Class K as of December 31, 2007.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Fidelity Equity-Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the third quartile for the one- and three-year periods and the second quartile for the five-year period. The Board also stated that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the fund's one-year cumulative total return compared favorably to its benchmark. The Board discussed with FMR actions that may be taken by FMR to improve the fund's more recent disappointing performance relative to its peer group. The Board will continue to closely monitor the performance of the fund in the coming year.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared. The Board also considered supplemental information about how the fund's management fee and total expenses ranked relative to groups based on Lipper classifications, which take into account a fund's market capitalization and style.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Equity-Income Fund

Semiannual Report

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expenses ranked below its competitive median for 2007.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures and rationale for recommending different fees among categories of funds; and (vi) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company
Chicago, IL

EQU-USAN-0908
1.789291.105

Fidelity® Large Cap Value
Fidelity Mid Cap Value
Fidelity Large Cap Growth
Fidelity Mid Cap Growth
Funds

Semiannual Report

July 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	3	Ned Johnson's message to shareholders.
Shareholder Expense Example	4	An example of shareholder expenses.

Fidelity Large Cap Value Fund	7	Investments Changes
	8	Investments
	12	Financial Statements

Fidelity Mid Cap Value Fund	17	Investment Changes
	18	Investments
	21	Financial Statements

Fidelity Large Cap Growth Fund	26	Investment Changes
	27	Investments
	30	Financial Statements

Fidelity Mid Cap Growth Fund	35	Investment Changes
	36	Investments
	43	Financial Statements

Notes	48	Notes to the Financial Statements
Proxy Voting Results	59
Board Approval of Investment Advisory Contracts and Management Fees	60

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

Dear Shareholder:

Domestic and international securities markets have struggled thus far in 2008. High-grade fixed-income investments produced modestly positive results, but many stock benchmarks suffered double-digit losses through the first half of this year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2008 to July 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value February 1, 2008	Ending Account Value July 31, 2008	Expenses Paid During Period* February 1, 2008 to July 31, 2008
Fidelity Large Cap Value Fund
Class A
Actual	$ 1,000.00	$ 905.50	$ 5.78
HypotheticalA	$ 1,000.00	$ 1,018.80	$ 6.12
Class T
Actual	$ 1,000.00	$ 903.90	$ 7.10
HypotheticalA	$ 1,000.00	$ 1,017.40	$ 7.52
Class B
Actual	$ 1,000.00	$ 901.80	$ 9.46
HypotheticalA	$ 1,000.00	$ 1,014.92	$ 10.02
Class C
Actual	$ 1,000.00	$ 901.60	$ 9.22
HypotheticalA	$ 1,000.00	$ 1,015.17	$ 9.77
Large Cap Value
Actual	$ 1,000.00	$ 907.10	$ 4.22
HypotheticalA	$ 1,000.00	$ 1,020.44	$ 4.47
Institutional Class
Actual	$ 1,000.00	$ 906.90	$ 4.17
HypotheticalA	$ 1,000.00	$ 1,020.49	$ 4.42
	Beginning Account Value February 1, 2008	Ending Account Value July 31, 2008	Expenses Paid During Period* February 1, 2008 to July 31, 2008
Fidelity Mid Cap Value Fund
Class A
Actual	$ 1,000.00	$ 952.80	$ 5.58
HypotheticalA	$ 1,000.00	$ 1,019.14	$ 5.77
Class T
Actual	$ 1,000.00	$ 950.80	$ 6.84
HypotheticalA	$ 1,000.00	$ 1,017.85	$ 7.07
Class B
Actual	$ 1,000.00	$ 949.30	$ 9.26
HypotheticalA	$ 1,000.00	$ 1,015.37	$ 9.57
Class C
Actual	$ 1,000.00	$ 949.30	$ 9.16
HypotheticalA	$ 1,000.00	$ 1,015.47	$ 9.47
Mid Cap Value
Actual	$ 1,000.00	$ 954.30	$ 4.23
HypotheticalA	$ 1,000.00	$ 1,020.54	$ 4.37
Institutional Class
Actual	$ 1,000.00	$ 953.50	$ 4.37
HypotheticalA	$ 1,000.00	$ 1,020.39	$ 4.52
Fidelity Large Cap Growth Fund
Class A
Actual	$ 1,000.00	$ 942.10	$ 5.07
HypotheticalA	$ 1,000.00	$ 1,019.64	$ 5.27
Class T
Actual	$ 1,000.00	$ 940.10	$ 6.46
HypotheticalA	$ 1,000.00	$ 1,018.20	$ 6.72
Class B
Actual	$ 1,000.00	$ 937.90	$ 8.67
HypotheticalA	$ 1,000.00	$ 1,015.91	$ 9.02
Class C
Actual	$ 1,000.00	$ 937.90	$ 8.72
HypotheticalA	$ 1,000.00	$ 1,015.86	$ 9.07
Large Cap Growth
Actual	$ 1,000.00	$ 943.40	$ 3.72
HypotheticalA	$ 1,000.00	$ 1,021.03	$ 3.87
Institutional Class
Actual	$ 1,000.00	$ 943.30	$ 3.43
HypotheticalA	$ 1,000.00	$ 1,021.33	$ 3.57
Fidelity Mid Cap Growth Fund
Class A
Actual	$ 1,000.00	$ 952.40	$ 4.90
HypotheticalA	$ 1,000.00	$ 1,019.84	$ 5.07
Class T
Actual	$ 1,000.00	$ 951.40	$ 6.11
HypotheticalA	$ 1,000.00	$ 1,018.60	$ 6.32
Class B
Actual	$ 1,000.00	$ 948.70	$ 8.58
HypotheticalA	$ 1,000.00	$ 1,016.06	$ 8.87
	Beginning Account Value February 1, 2008	Ending Account Value July 31, 2008	Expenses Paid During Period* February 1, 2008 to July 31, 2008
Fidelity Mid Cap Growth Fund - continued
Class C
Actual	$ 1,000.00	$ 949.50	$ 8.53
HypotheticalA	$ 1,000.00	$ 1,016.11	$ 8.82
Mid Cap Growth
Actual	$ 1,000.00	$ 954.10	$ 3.64
HypotheticalA	$ 1,000.00	$ 1,021.13	$ 3.77
Institutional Class
Actual	$ 1,000.00	$ 955.00	$ 3.16
HypotheticalA	$ 1,000.00	$ 1,021.63	$ 3.27

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below) ; multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period).

Annualized Expense Ratio
Fidelity Large Cap Value Fund
Class A	1.22%
Class T	1.50%
Class B	2.00%
Class C	1.95%
Large Cap Value	.89%
Institutional Class	.88%
Fidelity Mid Cap Value Fund
Class A	1.15%
Class T	1.41%
Class B	1.91%
Class C	1.89%
Mid Cap Value	.87%
Institutional Class	.90%
Fidelity Large Cap Growth Fund
Class A	1.05%
Class T	1.34%
Class B	1.80%
Class C	1.81%
Large Cap Growth	.77%
Institutional Class	.71%
Fidelity Mid Cap Growth Fund
Class A	1.01%
Class T	1.26%
Class B	1.77%
Class C	1.76%
Mid Cap Growth	.75%
Institutional Class	.65%

Semiannual Report

Fidelity Large Cap Value Fund

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	4.7	4.3
AT&T, Inc.	3.1	3.8
General Electric Co.	3.1	3.4
ConocoPhillips	3.0	3.1
Bank of America Corp.	3.0	2.4
Chevron Corp.	2.9	2.7
Johnson & Johnson	2.6	1.4
JPMorgan Chase & Co.	2.6	3.0
Pfizer, Inc.	2.3	1.5
Goldman Sachs Group, Inc.	2.1	1.9
	29.4
Top Five Market Sectors as of July 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.2	30.7
Energy	16.2	15.6
Health Care	11.7	7.6
Industrials	10.4	10.6
Consumer Discretionary	8.6	7.3
Asset Allocation (% of fund's net assets)
As of July 31, 2008*		As of January 31, 2008**
	Stocks 99.5%		Stocks 99.7%
	Short-Term Investments and Net Other Assets 0.5%		Short-Term Investments and Net Other Assets 0.3%
* Foreign investments	7.1%	** Foreign investments	5.3%

Semiannual Report

Fidelity Large Cap Value Fund

Investments July 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 8.6%
Auto Components - 0.6%
The Goodyear Tire & Rubber Co. (a)	399,600	$ 7,844,148
Diversified Consumer Services - 1.1%
Apollo Group, Inc. Class A (non-vtg.) (a)	113,100	7,044,999
H&R Block, Inc.	318,500	7,749,105
		14,794,104
Hotels, Restaurants & Leisure - 1.1%
McDonald's Corp.	266,200	15,916,098
Household Durables - 1.3%
Leggett & Platt, Inc.	218,400	4,258,800
NVR, Inc. (a)	18,900	10,438,848
Whirlpool Corp.	51,100	3,868,270
		18,565,918
Leisure Equipment & Products - 0.6%
Hasbro, Inc.	220,000	8,518,400
Media - 0.6%
DreamWorks Animation SKG, Inc. Class A (a)	264,800	7,864,560
Multiline Retail - 0.5%
Big Lots, Inc. (a)(d)	247,300	7,532,758
Specialty Retail - 0.5%
Best Buy Co., Inc.	180,200	7,157,544
Textiles, Apparel & Luxury Goods - 2.3%
Hanesbrands, Inc. (a)	239,600	5,137,024
NIKE, Inc. Class B	187,300	10,990,764
Phillips-Van Heusen Corp.	204,200	7,228,680
VF Corp.	115,600	8,274,648
		31,631,116
TOTAL CONSUMER DISCRETIONARY		119,824,646
CONSUMER STAPLES - 7.9%
Beverages - 2.1%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	379,600	8,168,992
Dr Pepper Snapple Group, Inc. (a)	288,200	5,957,094
Molson Coors Brewing Co. Class B	288,700	15,581,139
		29,707,225
Food & Staples Retailing - 2.0%
BJ's Wholesale Club, Inc. (a)(d)	183,900	6,901,767
CVS Caremark Corp.	240,400	8,774,600
SUPERVALU, Inc.	497,400	12,743,388
		28,419,755
Food Products - 1.1%
Del Monte Foods Co.	861,700	7,315,833
Tyson Foods, Inc. Class A (d)	513,800	7,655,620
		14,971,453
Household Products - 1.6%
Procter & Gamble Co.	328,300	21,497,084

	Shares	Value
Tobacco - 1.1%
Altria Group, Inc.	776,300	$ 15,797,705
TOTAL CONSUMER STAPLES		110,393,222
ENERGY - 16.2%
Energy Equipment & Services - 3.2%
Helmerich & Payne, Inc.	189,000	11,175,570
Nabors Industries Ltd. (a)	286,300	10,438,498
National Oilwell Varco, Inc. (a)	85,300	6,707,139
Patterson-UTI Energy, Inc. (d)	275,200	7,821,184
Tidewater, Inc. (d)	131,900	7,906,086
		44,048,477
Oil, Gas & Consumable Fuels - 13.0%
Chevron Corp. (d)	475,700	40,225,192
Cimarex Energy Co.	149,800	7,806,078
ConocoPhillips	517,800	42,262,836
El Paso Corp.	490,200	8,789,286
Exxon Mobil Corp.	808,200	65,003,527
Hess Corp.	67,500	6,844,500
Valero Energy Corp.	332,801	11,118,881
		182,050,300
TOTAL ENERGY		226,098,777
FINANCIALS - 26.2%
Capital Markets - 4.3%
Goldman Sachs Group, Inc.	160,000	29,446,400
Invesco Ltd.	362,600	8,444,954
Janus Capital Group, Inc.	234,900	7,126,866
Morgan Stanley	273,600	10,801,728
State Street Corp.	64,700	4,635,108
		60,455,056
Commercial Banks - 5.0%
Associated Banc-Corp.	236,700	3,950,523
Fifth Third Bancorp (d)	642,100	8,970,137
Huntington Bancshares, Inc. (d)	803,200	5,638,464
PNC Financial Services Group, Inc.	273,700	19,512,073
Wachovia Corp.	493,400	8,521,018
Wells Fargo & Co.	752,900	22,790,283
		69,382,498
Consumer Finance - 1.0%
Capital One Financial Corp. (d)	345,000	14,441,700
Diversified Financial Services - 5.6%
Bank of America Corp.	1,276,500	41,996,850
JPMorgan Chase & Co.	868,900	35,303,407
		77,300,257
Insurance - 7.8%
American International Group, Inc.	524,700	13,668,435
Assurant, Inc.	228,300	13,725,396
Endurance Specialty Holdings Ltd.	240,500	7,359,300
Hartford Financial Services Group, Inc.	180,800	11,460,912
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Loews Corp.	328,100	$ 14,620,136
MetLife, Inc.	237,600	12,062,952
PartnerRe Ltd.	108,400	7,622,688
RenaissanceRe Holdings Ltd.	287,600	14,630,212
The Travelers Companies, Inc.	298,900	13,187,468
		108,337,499
Real Estate Investment Trusts - 1.9%
Annaly Capital Management, Inc.	592,300	8,925,961
CapitalSource, Inc. (d)	685,900	7,970,158
Public Storage	116,500	9,540,185
		26,436,304
Thrifts & Mortgage Finance - 0.6%
Hudson City Bancorp, Inc.	475,600	8,684,456
TOTAL FINANCIALS		365,037,770
HEALTH CARE - 11.7%
Biotechnology - 1.6%
Amgen, Inc. (a)	359,700	22,528,011
Health Care Equipment & Supplies - 2.3%
Baxter International, Inc.	166,200	11,402,982
Covidien Ltd.	257,800	12,694,072
Hill-Rom Holdings, Inc.	274,100	7,699,469
		31,796,523
Health Care Providers & Services - 1.2%
Humana, Inc. (a)	191,600	8,413,156
Universal Health Services, Inc. Class B	141,000	8,547,420
		16,960,576
Life Sciences Tools & Services - 0.8%
Thermo Fisher Scientific, Inc. (a)	181,400	10,978,328
Pharmaceuticals - 5.8%
Johnson & Johnson	529,000	36,220,630
Pfizer, Inc.	1,740,200	32,489,534
Wyeth	306,300	12,411,276
		81,121,440
TOTAL HEALTH CARE		163,384,878
INDUSTRIALS - 10.4%
Aerospace & Defense - 1.7%
Northrop Grumman Corp.	185,900	12,527,801
Raytheon Co.	206,400	11,750,352
		24,278,153
Building Products - 0.9%
Lennox International, Inc.	338,600	12,088,020
Industrial Conglomerates - 5.0%
General Electric Co.	1,536,600	43,470,414

	Shares	Value
Tyco International Ltd.	398,900	$ 17,774,984
Walter Industries, Inc.	81,100	8,504,957
		69,750,355
Machinery - 2.0%
Cummins, Inc.	108,700	7,211,158
Flowserve Corp.	84,800	11,307,232
Ingersoll-Rand Co. Ltd. Class A	248,100	8,931,600
		27,449,990
Road & Rail - 0.8%
Ryder System, Inc. (d)	170,800	11,265,968
TOTAL INDUSTRIALS		144,832,486
INFORMATION TECHNOLOGY - 3.4%
Computers & Peripherals - 1.9%
Hewlett-Packard Co.	158,800	7,114,240
International Business Machines Corp.	112,600	14,410,548
Western Digital Corp. (a)(d)	201,100	5,789,669
		27,314,457
Electronic Equipment & Instruments - 1.0%
Tyco Electronics Ltd.	408,700	13,544,318
IT Services - 0.5%
Accenture Ltd. Class A	170,500	7,120,080
TOTAL INFORMATION TECHNOLOGY		47,978,855
MATERIALS - 4.4%
Chemicals - 1.2%
CF Industries Holdings, Inc.	42,700	6,979,742
The Mosaic Co.	73,800	9,388,098
		16,367,840
Containers & Packaging - 0.7%
Owens-Illinois, Inc. (a)	228,500	9,651,840
Metals & Mining - 2.5%
Cleveland-Cliffs, Inc.	76,800	8,325,888
Freeport-McMoRan Copper & Gold, Inc. Class B	152,900	14,793,075
United States Steel Corp.	76,900	12,331,684
		35,450,647
TOTAL MATERIALS		61,470,327
TELECOMMUNICATION SERVICES - 5.0%
Diversified Telecommunication Services - 5.0%
AT&T, Inc.	1,414,262	43,573,412
Verizon Communications, Inc.	756,600	25,754,664
		69,328,076
UTILITIES - 5.7%
Electric Utilities - 2.3%
Entergy Corp.	71,400	7,634,088
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Corp.	161,500	$ 11,878,325
FPL Group, Inc.	195,100	12,589,803
		32,102,216
Gas Utilities - 1.6%
Energen Corp.	177,400	10,679,480
Questar Corp.	203,100	10,739,928
		21,419,408
Independent Power Producers & Energy Traders - 1.1%
Mirant Corp. (a)(d)	237,000	7,254,570
NRG Energy, Inc. (a)	228,100	8,277,749
		15,532,319
Multi-Utilities - 0.7%
Public Service Enterprise Group, Inc.	240,900	10,069,620
TOTAL UTILITIES		79,123,563
TOTAL COMMON STOCKS (Cost $1,404,021,523)		1,387,472,600
Money Market Funds - 5.9%

Fidelity Cash Central Fund, 2.35% (b)	10,098,735	10,098,735
Fidelity Securities Lending Cash Central Fund, 2.37% (b)(c)	72,785,150	72,785,150
TOTAL MONEY MARKET FUNDS (Cost $82,883,885)		82,883,885
Cash Equivalents - 0.3%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 2.07%, dated 7/31/08 due 8/1/08 (Collateralized by U.S. Treasury Obligations) # (Cost $4,008,000)	$ 4,008,231	$ 4,008,000
TOTAL INVESTMENT PORTFOLIO - 105.7% (Cost $1,490,913,408)	1,474,364,485
NET OTHER ASSETS - (5.7)%	(79,787,858)
NET ASSETS - 100%	$ 1,394,576,627
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$4,008,000 due 8/01/08 at 2.07%
Banc of America Securities LLC	$ 797,073
Barclays Capital, Inc.	1,114,905
ING Financial Markets LLC	891,924
Lehman Brothers, Inc.	1,204,098
$ 4,008,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 139,508
Fidelity Securities Lending Cash Central Fund	167,245
Total	$ 306,753
Other Information

The following is a summary of the inputs used, as of July 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,474,364,485	$ 1,470,356,485	$ 4,008,000	$ -
Income Tax Information
The fund intends to elect to defer to its fiscal year ending January 31, 2009 approximately $42,711,239 of losses recognized during the period November 1, 2007 to January 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Large Cap Value Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2008 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $69,721,690 and repurchase agreements of $4,008,000) - See accompanying schedule: Unaffiliated issuers (cost $1,408,029,523)	$ 1,391,480,600
Fidelity Central Funds (cost $82,883,885)	82,883,885
Total Investments (cost $1,490,913,408)		$ 1,474,364,485
Cash		422
Receivable for investments sold		20,158,415
Receivable for fund shares sold		1,384,944
Dividends receivable		1,704,226
Distributions receivable from Fidelity Central Funds		49,321
Prepaid expenses		1,969
Total assets		1,497,663,782

Liabilities
Payable for investments purchased	$ 28,038,112
Payable for fund shares redeemed	1,192,549
Accrued management fee	652,811
Distribution fees payable	9,093
Other affiliated payables	344,564
Other payables and accrued expenses	64,876
Collateral on securities loaned, at value	72,785,150
Total liabilities		103,087,155

Net Assets		$ 1,394,576,627
Net Assets consist of:
Paid in capital		$ 1,574,399,278
Undistributed net investment income		10,208,420
Accumulated undistributed net realized gain (loss) on investments		(173,482,148)
Net unrealized appreciation (depreciation) on investments		(16,548,923)
Net Assets		$ 1,394,576,627

Statement of Assets and Liabilities - continued

July 31, 2008 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($18,677,458 ÷ 1,523,938 shares)	$ 12.26

Maximum offering price per share (100/94.25 of $12.26)	$ 13.01
Class T: Net Asset Value and redemption price per share ($6,092,537 ÷ 498,165 shares)	$ 12.23

Maximum offering price per share (100/96.50 of $12.23)	$ 12.67
Class B: Net Asset Value and offering price per share ($1,681,915 ÷ 137,803 shares)A	$ 12.21

Class C: Net Asset Value and offering price per share ($1,739,764 ÷ 142,679 shares)A	$ 12.19

Large Cap Value: Net Asset Value, offering price and redemption price per share ($1,364,664,363 ÷ 110,897,330 shares)	$ 12.31

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,720,590 ÷ 140,088 shares)	$ 12.28

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended July 31, 2008 (Unaudited)
Investment Income
Dividends		$ 16,456,824
Interest		7,684
Income from Fidelity Central Funds (including $167,245 from security lending)		306,753
Total income		16,771,261

Expenses
Management fee Basic fee	$ 4,092,994
Performance adjustment	145,141
Transfer agent fees	1,846,481
Distribution fees	49,947
Accounting and security lending fees	236,693
Custodian fees and expenses	19,659
Independent trustees' compensation	3,224
Registration fees	57,257
Audit	25,454
Legal	2,633
Interest	9,651
Miscellaneous	104,777
Total expenses before reductions	6,593,911
Expense reductions	(31,070)	6,562,841
Net investment income (loss)		10,208,420
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(115,021,873)
Change in net unrealized appreciation (depreciation) on investment securities		(38,606,484)
Net gain (loss)		(153,628,357)
Net increase (decrease) in net assets resulting from operations		$ (143,419,937)

Statement of Changes in Net Assets

	Six months ended July 31, 2008 (Unaudited)	Year ended January 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,208,420	$ 18,940,963
Net realized gain (loss)	(115,021,873)	18,026,031
Change in net unrealized appreciation (depreciation)	(38,606,484)	(121,407,791)
Net increase (decrease) in net assets resulting from operations	(143,419,937)	(84,440,797)
Distributions to shareholders from net investment income	-	(14,286,599)
Distributions to shareholders from net realized gain	-	(90,733,678)
Total distributions	-	(105,020,277)
Share transactions - net increase (decrease)	34,544,378	320,162,513
Total increase (decrease) in net assets	(108,875,559)	130,701,439

Net Assets
Beginning of period	1,503,452,186	1,372,750,747
End of period (including undistributed net investment income of $10,208,420 and undistributed net investment income of $4,864,259, respectively)	$ 1,394,576,627	$ 1,503,452,186

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended July 31, 2008

Year ended January 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 13.54	$ 15.41
Income from Investment Operations
Net investment income (loss) D	.07	.12
Net realized and unrealized gain (loss)	(1.35)	(1.00)
Total from investment operations	(1.28)	(.88)
Distributions from net investment income	-	(.12)
Distributions from net realized gain	-	(.87)
Total distributions	-	(.99)
Net asset value, end of period	$ 12.26	$ 13.54
Total Return B,C	(9.45)%	(6.04)%
Ratios to Average Net Assets E,H
Expenses before reductions	1.22% A	1.22% A
Expenses net of fee waivers, if any	1.22% A	1.22% A
Expenses net of all reductions	1.22% A	1.22% A
Net investment income (loss)	1.06% A	.81% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,677	$ 9,774
Portfolio turnover rate F	227% A	204%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class T

Six months ended July 31, 2008

Year ended January 31,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 13.53	$ 15.41
Income from Investment Operations
Net investment income (loss) E	.05	.08
Net realized and unrealized gain (loss)	(1.35)	(1.01)
Total from investment operations	(1.30)	(.93)
Distributions from net investment income	-	(.08)
Distributions from net realized gain	-	(.87)
Total distributions	-	(.95)
Net asset value, end of period	$ 12.23	$ 13.53
Total Return B,C,D	(9.61)%	(6.34)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.53% A	1.47% A
Expenses net of fee waivers, if any	1.50% A	1.47% A
Expenses net of all reductions	1.50% A	1.47% A
Net investment income (loss)	.78% A	.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,093	$ 5,976
Portfolio turnover rate G	227% A	204%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended July 31, 2008

Year ended January 31,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 13.54	$ 15.41
Income from Investment Operations
Net investment income (loss) E	.02	.01
Net realized and unrealized gain (loss)	(1.35)	(1.00)
Total from investment operations	(1.33)	(.99)
Distributions from net investment income	-	(.01)
Distributions from net realized gain	-	(.87)
Total distributions	-	(.88)
Net asset value, end of period	$ 12.21	$ 13.54
Total Return B,C,D	(9.82)%	(6.74)%
Ratios to Average Net Assets F,I
Expenses before reductions	2.11% A	1.99% A
Expenses net of fee waivers, if any	2.00% A	1.99% A
Expenses net of all reductions	2.00% A	1.99% A
Net investment income (loss)	.28% A	.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,682	$ 1,860
Portfolio turnover rate G	227% A	204%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class C

Six months ended July 31, 2008

Year ended January 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 13.52	$ 15.41
Income from Investment Operations
Net investment income (loss) D	.02	.01
Net realized and unrealized gain (loss)	(1.35)	(.98)
Total from investment operations	(1.33)	(.97)
Distributions from net investment income	-	(.05)
Distributions from net realized gain	-	(.87)
Total distributions	-	(.92)
Net asset value, end of period	$ 12.19	$ 13.52
Total Return B,C	(9.84)%	(6.61)%
Ratios to Average Net Assets E,H
Expenses before reductions	1.95% A	1.94% A
Expenses net of fee waivers, if any	1.95% A	1.94% A
Expenses net of all reductions	1.95% A	1.94% A
Net investment income (loss)	.33% A	.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,740	$ 1,208
Portfolio turnover rate F	227% A	204%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the contingent deferred sales charge.

D C alculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Large Cap Value

Six months ended July 31, 2008

Years ended January 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 13.57	$ 15.19	$ 13.62	$ 12.04	$ 10.64	$ 8.17
Income from Investment Operations
Net investment income (loss)D	.09	.18	.16	.17	.09 G	.09
Net realized and unrealized gain (loss)	(1.35)	(.80)	1.80	1.87	1.47	2.47
Total from investment operations	(1.26)	(.62)	1.96	2.04	1.56	2.56
Distributions from net investment income	-	(.13)	(.13)	(.11)	(.05)	(.09)
Distributions from net realized gain	-	(.87)	(.26)	(.35)	(.11)	-
Total distributions	-	(1.00)	(.39)	(.46)	(.16)	(.09)
Redemption fees added to paid in capital	-	-	- I,J	- I	- I	- I
Net asset value, end of period	$ 12.31	$ 13.57	$ 15.19	$ 13.62	$ 12.04	$ 10.64
Total Return B,C	(9.29)%	(4.39)%	14.63%	17.09%	14.68%	31.44%
Ratios to Average Net Assets E,H
Expenses before reductions	.89% A	.86%	.89%	.89%	1.07%	1.45%
Expenses net of fee waivers, if any	.89% A	.85%	.89%	.89%	1.07%	1.20%
Expenses net of all reductions	.88% A	.85%	.89%	.84%	1.05%	1.18%
Net investment income (loss)	1.40% A	1.18%	1.10%	1.32%	.79%	.99%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,364,664	$ 1,483,574	$ 1,372,751	$ 569,109	$ 177,004	$ 25,168
Portfolio turnover rate F	227% A	204%	164%	175%	170%	72%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .59%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J The redemption fee was eliminated during the year January 31, 2007.

Financial Highlights - Institutional Class

Six months ended July 31, 2008

Year ended January 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 13.54	$ 15.41
Income from Investment Operations
Net investment income (loss) D	.09	.17
Net realized and unrealized gain (loss)	(1.35)	(1.02)
Total from investment operations	(1.26)	(.85)
Distributions from net investment income	-	(.15)
Distributions from net realized gain	-	(.87)
Total distributions	-	(1.02)
Net asset value, end of period	$ 12.28	$ 13.54
Total Return B,C	(9.31)%	(5.82)%
Ratios to Average Net Assets E,H
Expenses before reductions	.88% A	.85% A
Expenses net of fee waivers, if any	.88% A	.85% A
Expenses net of all reductions	.88% A	.84% A
Net investment income (loss)	1.41% A	1.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,721	$ 1,060
Portfolio turnover rate F	227% A	204%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the Portfolio activity of any underlying Fidelity Central Funds.

G For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Mid Cap Value Fund

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Edison International	1.9	2.1
OGE Energy Corp.	1.6	0.7
Questar Corp.	1.6	1.7
Assurant, Inc.	1.6	1.6
Ingersoll-Rand Co. Ltd. Class A	1.5	0.9
RenaissanceRe Holdings Ltd.	1.5	1.5
NRG Energy, Inc.	1.4	1.4
Energen Corp.	1.4	1.6
Molson Coors Brewing Co. Class B	1.4	1.0
Public Storage	1.4	0.8
	15.3
Top Five Market Sectors as of July 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	30.2	30.0
Consumer Discretionary	13.7	13.1
Utilities	12.1	14.0
Industrials	8.3	10.4
Energy	7.5	8.1
Asset Allocation (% of fund's net assets)
As of July 31, 2008*		As of January 31, 2008**
	Stocks 99.5%		Stocks 99.7%
	Short-Term Investments and Net Other Assets 0.5%		Short-Term Investments and Net Other Assets 0.3%
* Foreign investments	9.0%	** Foreign investments	13.1%

Semiannual Report

Fidelity Mid Cap Value Fund

Investments July 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 13.7%
Auto Components - 0.8%
The Goodyear Tire & Rubber Co. (a)	273,600	$ 5,370,768
Diversified Consumer Services - 1.5%
Apollo Group, Inc. Class A (non-vtg.) (a)	56,100	3,494,469
H&R Block, Inc.	281,300	6,844,029
		10,338,498
Hotels, Restaurants & Leisure - 0.5%
Burger King Holdings, Inc.	124,600	3,343,018
Household Durables - 4.0%
Jarden Corp. (a)	170,200	4,089,906
Leggett & Platt, Inc.	420,600	8,201,700
NVR, Inc. (a)(d)	13,900	7,677,248
Whirlpool Corp. (d)	91,800	6,949,260
		26,918,114
Leisure Equipment & Products - 1.1%
Hasbro, Inc.	194,300	7,523,296
Media - 1.2%
DreamWorks Animation SKG, Inc. Class A (a)	120,600	3,581,820
Virgin Media, Inc. (d)	395,600	4,438,632
		8,020,452
Multiline Retail - 0.8%
Big Lots, Inc. (a)(d)	181,300	5,522,398
Specialty Retail - 0.8%
Ross Stores, Inc.	144,500	5,485,220
Textiles, Apparel & Luxury Goods - 3.0%
Hanesbrands, Inc. (a)(d)	215,000	4,609,600
Phillips-Van Heusen Corp.	189,400	6,704,760
VF Corp.	128,800	9,219,504
		20,533,864
TOTAL CONSUMER DISCRETIONARY		93,055,628
CONSUMER STAPLES - 7.2%
Beverages - 3.2%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	263,500	5,670,520
Dr Pepper Snapple Group, Inc. (a)	179,000	3,699,930
Molson Coors Brewing Co. Class B	181,000	9,768,570
PepsiAmericas, Inc. (d)	111,844	2,647,347
		21,786,367
Food & Staples Retailing - 1.9%
BJ's Wholesale Club, Inc. (a)(d)	120,200	4,511,106
SUPERVALU, Inc.	324,200	8,306,004
		12,817,110
Food Products - 1.8%
Del Monte Foods Co.	880,400	7,474,596
Tyson Foods, Inc. Class A (d)	338,300	5,040,670
		12,515,266

	Shares	Value
Personal Products - 0.3%
Bare Escentuals, Inc. (a)(d)	174,700	$ 2,016,038
TOTAL CONSUMER STAPLES		49,134,781
ENERGY - 7.5%
Energy Equipment & Services - 5.4%
ENSCO International, Inc.	72,300	4,998,822
Helmerich & Payne, Inc.	119,700	7,077,861
Nabors Industries Ltd. (a)	163,300	5,953,918
Oil States International, Inc. (a)	68,600	3,764,768
Patterson-UTI Energy, Inc. (d)	192,000	5,456,640
Pride International, Inc. (a)	98,800	3,829,488
Tidewater, Inc. (d)	99,400	5,958,036
		37,039,533
Oil, Gas & Consumable Fuels - 2.1%
Cimarex Energy Co.	131,500	6,852,465
El Paso Corp.	394,500	7,073,385
		13,925,850
TOTAL ENERGY		50,965,383
FINANCIALS - 30.2%
Capital Markets - 2.0%
Invesco Ltd.	279,700	6,514,213
Janus Capital Group, Inc.	117,200	3,555,848
T. Rowe Price Group, Inc.	60,200	3,602,970
		13,673,031
Commercial Banks - 4.5%
Associated Banc-Corp.	255,600	4,265,964
Cullen/Frost Bankers, Inc.	88,800	4,683,312
Fifth Third Bancorp (d)	482,100	6,734,937
Huntington Bancshares, Inc. (d)	734,400	5,155,488
Synovus Financial Corp.	477,100	4,537,221
Zions Bancorp (d)	166,100	4,861,747
		30,238,669
Consumer Finance - 1.3%
Discover Financial Services (d)	617,800	9,050,770
Insurance - 10.6%
Allied World Assurance Co. Holdings Ltd.	156,000	6,491,160
American Financial Group, Inc.	158,900	4,603,333
Assurant, Inc.	176,500	10,611,180
Axis Capital Holdings Ltd.	220,400	6,982,272
CNA Financial Corp.	136,200	3,635,178
Endurance Specialty Holdings Ltd.	240,300	7,353,180
Everest Re Group Ltd.	103,700	8,482,660
Genworth Financial, Inc. Class A (non-vtg.)	573,100	9,152,407
PartnerRe Ltd.	71,400	5,020,848
RenaissanceRe Holdings Ltd.	197,800	10,062,086
		72,394,304
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - 8.6%
Alexandria Real Estate Equities, Inc.	53,600	$ 5,534,736
Annaly Capital Management, Inc.	546,700	8,238,769
Boston Properties, Inc.	81,700	7,858,723
CapitalSource, Inc. (d)	361,800	4,204,116
Douglas Emmett, Inc.	202,000	4,753,060
ProLogis Trust	134,200	6,559,696
Public Storage	114,400	9,368,216
SL Green Realty Corp. (d)	64,800	5,400,432
UDR, Inc.	264,000	6,742,560
		58,660,308
Thrifts & Mortgage Finance - 3.2%
Astoria Financial Corp.	184,700	4,131,739
Hudson City Bancorp, Inc.	483,400	8,826,884
People's United Financial, Inc.	253,200	4,299,336
Washington Federal, Inc.	231,000	4,296,600
		21,554,559
TOTAL FINANCIALS		205,571,641
HEALTH CARE - 5.1%
Health Care Equipment & Supplies - 0.7%
Hill-Rom Holdings, Inc. (d)	170,300	4,783,727
Health Care Providers & Services - 1.7%
Humana, Inc. (a)	116,900	5,133,079
Universal Health Services, Inc. Class B	74,300	4,504,066
Wellcare Health Plans, Inc. (a)	56,000	2,202,480
		11,839,625
Life Sciences Tools & Services - 1.3%
PerkinElmer, Inc.	165,000	4,801,500
Thermo Fisher Scientific, Inc. (a)	66,300	4,012,476
		8,813,976
Pharmaceuticals - 1.4%
Endo Pharmaceuticals Holdings, Inc. (a)	135,400	3,134,510
King Pharmaceuticals, Inc. (a)	248,100	2,855,631
Perrigo Co.	94,900	3,343,327
		9,333,468
TOTAL HEALTH CARE		34,770,796
INDUSTRIALS - 8.3%
Building Products - 1.9%
Armstrong World Industries, Inc.	175,800	5,926,218
Lennox International, Inc.	191,100	6,822,270
		12,748,488
Commercial Services & Supplies - 0.5%
The Brink's Co.	53,000	3,654,880
Industrial Conglomerates - 1.1%
Walter Industries, Inc.	69,000	7,236,030

	Shares	Value
Machinery - 3.7%
Cummins, Inc.	101,300	$ 6,720,242
Flowserve Corp.	62,400	8,320,416
Ingersoll-Rand Co. Ltd. Class A	289,100	10,407,600
		25,448,258
Road & Rail - 1.1%
Ryder System, Inc. (d)	113,800	7,506,248
TOTAL INDUSTRIALS		56,593,904
INFORMATION TECHNOLOGY - 7.3%
Communications Equipment - 0.4%
Brocade Communications Systems, Inc. (a)	369,300	2,492,775
Computers & Peripherals - 1.9%
NCR Corp. (a)	298,000	8,004,280
Western Digital Corp. (a)(d)	185,600	5,343,424
		13,347,704
Electronic Equipment & Instruments - 0.7%
Avnet, Inc. (a)	165,200	4,503,352
IT Services - 1.3%
Affiliated Computer Services, Inc. Class A (a)	93,100	4,487,420
Hewitt Associates, Inc. Class A (a)	112,600	4,149,310
		8,636,730
Office Electronics - 1.3%
Xerox Corp.	669,700	9,134,708
Software - 1.7%
Compuware Corp. (a)	229,500	2,524,500
Sybase, Inc. (a)	187,100	6,288,431
Symantec Corp. (a)	147,000	3,097,290
		11,910,221
TOTAL INFORMATION TECHNOLOGY		50,025,490
MATERIALS - 7.1%
Chemicals - 3.2%
CF Industries Holdings, Inc.	39,000	6,374,940
Chemtura Corp.	668,500	4,358,620
Lubrizol Corp.	105,300	5,243,940
Terra Industries, Inc.	117,400	6,339,600
		22,317,100
Containers & Packaging - 1.3%
Owens-Illinois, Inc. (a)	124,500	5,258,880
Rock-Tenn Co. Class A	98,662	3,507,434
		8,766,314
Metals & Mining - 2.6%
Cleveland-Cliffs, Inc.	56,900	6,168,529
Commercial Metals Co.	100,500	2,999,925
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Reliance Steel & Aluminum Co.	76,400	$ 4,825,424
Steel Dynamics, Inc.	112,300	3,557,664
		17,551,542
TOTAL MATERIALS		48,634,956
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 1.0%
CenturyTel, Inc.	96,200	3,577,678
Embarq Corp.	65,800	3,011,666
		6,589,344
UTILITIES - 12.1%
Electric Utilities - 2.4%
Allegheny Energy, Inc.	74,000	3,581,600
Edison International	262,300	12,679,583
		16,261,183
Gas Utilities - 3.0%
Energen Corp.	163,600	9,848,720
Questar Corp.	203,100	10,739,928
		20,588,648
Independent Power Producers & Energy Traders - 3.0%
Constellation Energy Group, Inc.	48,200	4,008,312
Mirant Corp. (a)(d)	218,400	6,685,224
NRG Energy, Inc. (a)(d)	276,900	10,048,701
		20,742,237
Multi-Utilities - 3.7%
MDU Resources Group, Inc.	282,500	9,014,575

	Shares	Value
OGE Energy Corp.	329,100	$ 10,768,152
Wisconsin Energy Corp.	119,500	5,391,840
		25,174,567
TOTAL UTILITIES		82,766,635
TOTAL COMMON STOCKS (Cost $687,355,692)		678,108,558
Money Market Funds - 15.4%

Fidelity Cash Central Fund, 2.35% (b)	4,820,036	4,820,036
Fidelity Securities Lending Cash Central Fund, 2.37% (b)(c)	100,401,700	100,401,700
TOTAL MONEY MARKET FUNDS (Cost $105,221,736)		105,221,736
TOTAL INVESTMENT PORTFOLIO - 114.9% (Cost $792,577,428)	783,330,294
NET OTHER ASSETS - (14.9)%	(101,875,666)
NET ASSETS - 100%	$ 681,454,628
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 57,536
Fidelity Securities Lending Cash Central Fund	173,877
Total	$ 231,413
Other Information

The following is a summary of the inputs used, as of July 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 783,330,294	$ 783,330,294	$ -	$ -
Income Tax Information
The fund intends to elect to defer to its fiscal year ending January 31, 2009 approximately $31,051,104 of losses recognized during the period November 1, 2007 to January 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Mid Cap Value Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2008 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $96,249,779) - See accompanying schedule: Unaffiliated issuers (cost $687,355,692)	$ 678,108,558
Fidelity Central Funds (cost $105,221,736)	105,221,736
Total Investments (cost $792,577,428)		$ 783,330,294
Receivable for investments sold		11,269,885
Receivable for fund shares sold		326,990
Dividends receivable		93,690
Distributions receivable from Fidelity Central Funds		44,081
Prepaid expenses		1,064
Other receivables		6
Total assets		795,066,010

Liabilities
Payable for investments purchased	$ 11,327,241
Payable for fund shares redeemed	1,340,438
Accrued management fee	306,429
Distribution fees payable	5,538
Other affiliated payables	182,818
Other payables and accrued expenses	47,218
Collateral on securities loaned, at value	100,401,700
Total liabilities		113,611,382

Net Assets		$ 681,454,628
Net Assets consist of:
Paid in capital		$ 760,724,908
Undistributed net investment income		2,735,973
Accumulated undistributed net realized gain (loss) on investments		(72,759,119)
Net unrealized appreciation (depreciation) on investments		(9,247,134)
Net Assets		$ 681,454,628

Statement of Assets and Liabilities - continued

July 31, 2008 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($8,694,262 ÷ 606,467 shares)	$ 14.34

Maximum offering price per share (100/94.25 of $14.34)	$ 15.21
Class T: Net Asset Value and redemption price per share ($3,815,574 ÷ 266,749 shares)	$ 14.30

Maximum offering price per share (100/96.50 of $14.30)	$ 14.82
Class B: Net Asset Value and offering price per share ($1,092,096 ÷ 76,762 shares)A	$ 14.23

Class C: Net Asset Value and offering price per share ($1,586,479 ÷ 111,599 shares)A	$ 14.22

Mid Cap Value: Net Asset Value, offering price and redemption price per share ($664,443,902 ÷ 46,151,826 shares)	$ 14.40

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,822,315 ÷ 126,900 shares)	$ 14.36

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Mid Cap Value Fund
Financial Statements - continued

Statement of Operations

	Six months ended July 31, 2008 (Unaudited)

Investment Income
Dividends		$ 5,682,498
Interest		4,009
Income from Fidelity Central Funds (including $173,877 from security lending)		231,413
Total income		5,917,920

Expenses
Management fee Basic fee	$ 2,018,748
Performance adjustment	(108,484)
Transfer agent fees	974,643
Distribution fees	34,085
Accounting and security lending fees	133,941
Custodian fees and expenses	18,684
Independent trustees' compensation	1,602
Registration fees	43,439
Audit	24,620
Legal	1,330
Miscellaneous	62,385
Total expenses before reductions	3,204,993
Expense reductions	(23,080)	3,181,913
Net investment income (loss)		2,736,007
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(37,247,495)
Change in net unrealized appreciation (depreciation) on investment securities		1,088,001
Net gain (loss)		(36,159,494)
Net increase (decrease) in net assets resulting from operations		$ (33,423,487)

Statement of Changes in Net Assets

	Six months ended July 31, 2008 (Unaudited)	Year ended January 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,736,007	$ 4,221,007
Net realized gain (loss)	(37,247,495)	(3,216,421)
Change in net unrealized appreciation (depreciation)	1,088,001	(85,150,820)
Net increase (decrease) in net assets resulting from operations	(33,423,487)	(84,146,234)
Distributions to shareholders from net investment income	(34)	(3,037,015)
Distributions to shareholders from net realized gain	(300)	(37,140,454)
Total distributions	(334)	(40,177,469)
Share transactions - net increase (decrease)	(37,933,248)	198,288,449
Redemption fees	4,737	47,852
Total increase (decrease) in net assets	(71,352,332)	74,012,598

Net Assets
Beginning of period	752,806,960	678,794,362
End of period (including undistributed net investment income of $2,735,973 and undistributed net investment income of $1,465,714, respectively)	$ 681,454,628	$ 752,806,960

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended July 31, 2008

Year ended January 31,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 15.05	$ 17.63
Income from Investment Operations
Net investment income (loss) E	.04	.03
Net realized and unrealized gain (loss)	(.75)	(1.78)
Total from investment operations	(.71)	(1.75)
Distributions from net investment income	-	(.06)
Distributions from net realized gain	-	(.77)
Total distributions	-	(.83)
Redemption fees added to paid in capitalE,J	-	-
Net asset value, end of period	$ 14.34	$ 15.05
Total Return B,C,D	(4.72)%	(10.28)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.15% A	1.14% A
Expenses net of fee waivers, if any	1.15% A	1.14% A
Expenses net of all reductions	1.15% A	1.13% A
Net investment income (loss)	.48% A	.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,694	$ 7,445
Portfolio turnover rate G	261% A	264%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

Financial Highlights - Class T

Six months ended July 31, 2008

Year ended January 31,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 15.04	$ 17.63
Income from Investment Operations
Net investment income (loss) E	.02	(.02)
Net realized and unrealized gain (loss)	(.76)	(1.76)
Total from investment operations	(.74)	(1.78)
Distributions from net investment income	-	(.04)
Distributions from net realized gain	-	(.77)
Total distributions	-	(.81)
Redemption fees added to paid in capitalE,J	-	-
Net asset value, end of period	$ 14.30	$ 15.04
Total Return B,C,D	(4.92)%	(10.46)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.41% A	1.39% A
Expenses net of fee waivers, if any	1.41% A	1.39% A
Expenses net of all reductions	1.41% A	1.39% A
Net investment income (loss)	.22% A	(.10)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,816	$ 3,714
Portfolio turnover rate G	261% A	264%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended July 31, 2008

Year ended January 31,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 14.99	$ 17.63
Income from Investment Operations
Net investment income (loss) E	(.02)	(.10)
Net realized and unrealized gain (loss)	(.74)	(1.76)
Total from investment operations	(.76)	(1.86)
Distributions from net investment income	-	(.01)
Distributions from net realized gain	-	(.77)
Total distributions	-	(.78)
Redemption fees added to paid in capitalE,J	-	-
Net asset value, end of period	$ 14.23	$ 14.99
Total Return B,C,D	(5.07)%	(10.88)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.91% A	1.89% A
Expenses net of fee waivers, if any	1.91% A	1.89% A
Expenses net of all reductions	1.91% A	1.89% A
Net investment income (loss)	(.28)% A	(.59)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,092	$ 1,304
Portfolio turnover rate G	261% A	264%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

Financial Highlights - Class C

Six months ended July 31, 2008

Year ended January 31,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 14.98	$ 17.63
Income from Investment Operations
Net investment income (loss) E	(.02)	(.10)
Net realized and unrealized gain (loss)	(.74)	(1.77)
Total from investment operations	(.76)	(1.87)
Distributions from net investment income	-	(.01)
Distributions from net realized gain	-	(.77)
Total distributions	-	(.78)
Redemption fees added to paid in capitalE,J	-	-
Net asset value, end of period	$ 14.22	$ 14.98
Total Return B,C,D	(5.07)%	(10.94)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.89% A	1.90% A
Expenses net of fee waivers, if any	1.89% A	1.90% A
Expenses net of all reductions	1.89% A	1.90% A
Net investment income (loss)	(.26)% A	(.60)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,586	$ 1,658
Portfolio turnover rate G	261% A	264%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Mid Cap Value

Six months ended July 31, 2008

Years ended January 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 15.09	$ 17.18	$ 15.65	$ 14.14	$ 12.32	$ 8.85
Income from Investment Operations
Net investment income (loss) D	.06	.08	.09	.16 G	.08	.06
Net realized and unrealized gain (loss)	(.75)	(1.34)	1.98	2.59	2.10	3.45
Total from investment operations	(.69)	(1.26)	2.07	2.75	2.18	3.51
Distributions from net investment income	-	(.06)	(.09)	(.10)	(.04)	(.04)
Distributions from net realized gain	-	(.77)	(.45)	(1.15)	(.32)	-
Total distributions	-	(.83)	(.54)	(1.24) J	(.36)	(.04)
Redemption fees added to paid in capital D,I	-	-	-	-	-	-
Net asset value, end of period	$ 14.40	$ 15.09	$ 17.18	$ 15.65	$ 14.14	$ 12.32
Total Return B,C	(4.57)%	(7.67)%	13.48%	19.97%	17.75%	39.69%
Ratios to Average Net Assets E,H
Expenses before reductions	.87% A	.83%	.84%	.86%	.91%	1.07%
Expenses net of fee waivers, if any	.87% A	.82%	.84%	.86%	.91%	1.07%
Expenses net of all reductions	.87% A	.82%	.84%	.81%	.90%	1.05%
Net investment income (loss)	.77% A	.47%	.56%	1.08% G	.59%	.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 664,444	$ 737,234	$ 678,794	$ 365,817	$ 153,231	$ 95,797
Portfolio turnover rate F	261% A	264%	187%	207%	196%	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .81%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $1.24 per share is comprised of distributions from net investment income of $0.095 and distributions from net realized gain of $1.145 per share.

Financial Highlights - Institutional Class

Six months ended July 31, 2008

Year ended January 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 15.06	$ 17.63
Income from Investment Operations
Net investment income (loss) D	.06	.07
Net realized and unrealized gain (loss)	(.76)	(1.78)
Total from investment operations	(.70)	(1.71)
Distributions from net investment income	-	(.09)
Distributions from net realized gain	-	(.77)
Total distributions	-	(.86)
Redemption fees added to paid in capitalD,I	-	-
Net asset value, end of period	$ 14.36	$ 15.06
Total Return B,C	(4.65)%	(10.06)%
Ratios to Average Net Assets E,H
Expenses before reductions	.90% A	.89% A
Expenses net of fee waivers, if any	.90% A	.89% A
Expenses net of all reductions	.89% A	.88% A
Net investment income (loss)	.74% A	.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,822	$ 1,452
Portfolio turnover rate F	261% A	264%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Large Cap Growth Fund

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
International Business Machines Corp.	4.9	0.0
Exxon Mobil Corp.	4.1	4.4
Honeywell International, Inc.	3.6	0.0
Accenture Ltd. Class A	3.4	3.3
Adobe Systems, Inc.	3.3	0.0
The Western Union Co.	3.3	2.0
McDonald's Corp.	3.2	2.6
Kroger Co.	3.2	3.0
Linear Technology Corp.	3.1	0.0
Clorox Co.	3.0	0.0
	35.1
Top Five Market Sectors as of July 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	28.6	26.0
Health Care	13.9	16.8
Industrials	13.6	14.2
Energy	11.9	7.9
Consumer Staples	11.8	10.9
Asset Allocation (% of fund's net assets)
As of July 31, 2008*		As of January 31, 2008**
	Stocks 99.7%		Stocks 99.4%
	Short-Term Investments and Net Other Assets 0.3%		Short-Term Investments and Net Other Assets 0.6%
* Foreign investments	3.8%	** Foreign investments	4.4%

Semiannual Report

Fidelity Large Cap Growth Fund

Investments July 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 9.2%
Hotels, Restaurants & Leisure - 3.2%
McDonald's Corp.	68,800	$ 4,113,552
Household Durables - 1.0%
NVR, Inc. (a)	2,400	1,325,568
Leisure Equipment & Products - 1.2%
Hasbro, Inc.	39,000	1,510,080
Multiline Retail - 0.5%
Big Lots, Inc. (a)	19,300	587,878
Specialty Retail - 2.3%
Ross Stores, Inc.	36,000	1,366,560
Urban Outfitters, Inc. (a)	45,600	1,505,256
		2,871,816
Textiles, Apparel & Luxury Goods - 1.0%
Hanesbrands, Inc. (a)(d)	59,900	1,284,256
TOTAL CONSUMER DISCRETIONARY		11,693,150
CONSUMER STAPLES - 11.8%
Food & Staples Retailing - 6.5%
Kroger Co.	143,400	4,055,352
Wal-Mart Stores, Inc.	40,400	2,368,248
Walgreen Co.	16,500	566,610
Whole Foods Market, Inc. (d)	52,800	1,170,576
		8,160,786
Household Products - 4.5%
Clorox Co.	70,600	3,847,700
Energizer Holdings, Inc. (a)	25,900	1,847,706
		5,695,406
Personal Products - 0.8%
Alberto-Culver Co.	38,900	1,043,687
TOTAL CONSUMER STAPLES		14,899,879
ENERGY - 11.9%
Energy Equipment & Services - 4.6%
ENSCO International, Inc.	18,300	1,265,262
Rowan Companies, Inc.	57,200	2,276,560
Tidewater, Inc. (d)	30,600	1,834,164
Unit Corp. (a)	6,100	412,055
		5,788,041
Oil, Gas & Consumable Fuels - 7.3%
El Paso Corp.	91,000	1,631,630
Exxon Mobil Corp.	65,200	5,244,036
Hess Corp.	7,600	770,640
Occidental Petroleum Corp.	21,500	1,694,845
		9,341,151
TOTAL ENERGY		15,129,192

	Shares	Value
FINANCIALS - 4.4%
Capital Markets - 2.3%
Charles Schwab Corp.	99,900	$ 2,286,711
Janus Capital Group, Inc.	22,800	691,752
		2,978,463
Insurance - 1.6%
AFLAC, Inc.	36,000	2,001,960
Thrifts & Mortgage Finance - 0.5%
Hudson City Bancorp, Inc.	32,500	593,450
TOTAL FINANCIALS		5,573,873
HEALTH CARE - 13.9%
Biotechnology - 5.5%
Biogen Idec, Inc. (a)	52,500	3,662,400
Gilead Sciences, Inc. (a)	62,400	3,368,352
		7,030,752
Health Care Equipment & Supplies - 0.9%
Edwards Lifesciences Corp. (a)	19,100	1,197,188
Health Care Providers & Services - 2.0%
Express Scripts, Inc. (a)	35,700	2,518,278
Life Sciences Tools & Services - 2.7%
Techne Corp. (a)	42,600	3,387,552
Pharmaceuticals - 2.8%
Johnson & Johnson	51,400	3,519,358
TOTAL HEALTH CARE		17,653,128
INDUSTRIALS - 13.6%
Aerospace & Defense - 7.9%
Honeywell International, Inc.	88,900	4,519,676
Precision Castparts Corp.	4,700	439,121
Rockwell Collins, Inc.	28,100	1,396,289
The Boeing Co.	60,900	3,721,599
		10,076,685
Commercial Services & Supplies - 0.3%
Manpower, Inc.	8,100	388,800
Construction & Engineering - 1.6%
Fluor Corp.	13,000	1,057,550
KBR, Inc.	35,700	1,017,450
		2,075,000
Industrial Conglomerates - 0.4%
McDermott International, Inc. (a)	9,600	457,632
Machinery - 3.1%
AGCO Corp. (a)	16,200	969,570
Manitowoc Co., Inc.	52,700	1,389,172
Parker Hannifin Corp.	25,500	1,572,840
		3,931,582
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 0.3%
Landstar System, Inc.	7,200	$ 364,176
TOTAL INDUSTRIALS		17,293,875
INFORMATION TECHNOLOGY - 28.6%
Communications Equipment - 1.5%
QUALCOMM, Inc.	34,500	1,909,230
Computers & Peripherals - 5.5%
International Business Machines Corp.	49,000	6,271,020
Western Digital Corp. (a)(d)	26,700	768,693
		7,039,713
Internet Software & Services - 0.7%
Sohu.com, Inc. (a)	10,900	822,732
IT Services - 7.9%
Accenture Ltd. Class A	104,700	4,372,272
MasterCard, Inc. Class A (d)	6,100	1,489,315
The Western Union Co.	152,400	4,212,336
		10,073,923
Semiconductors & Semiconductor Equipment - 5.9%
Altera Corp.	143,300	3,145,435
Linear Technology Corp.	127,200	3,949,560
National Semiconductor Corp.	15,600	326,820
		7,421,815
Software - 7.1%
Activision Blizzard, Inc. (a)	48,100	1,730,638
Adobe Systems, Inc. (a)	102,900	4,254,915
Microsoft Corp.	118,100	3,037,532
		9,023,085
TOTAL INFORMATION TECHNOLOGY		36,290,498
MATERIALS - 4.2%
Chemicals - 1.5%
Air Products & Chemicals, Inc.	3,300	314,193
E.I. du Pont de Nemours & Co.	7,500	328,575
Monsanto Co.	5,500	655,105
Praxair, Inc.	3,400	318,682
The Mosaic Co.	2,500	318,025
		1,934,580
Construction Materials - 0.3%
Vulcan Materials Co. (d)	5,100	327,369
Metals & Mining - 2.1%
AK Steel Holding Corp.	6,100	387,350
Allegheny Technologies, Inc.	6,800	321,572
Cleveland-Cliffs, Inc.	3,200	346,912
Freeport-McMoRan Copper & Gold, Inc. Class B	3,300	319,275
Newmont Mining Corp.	6,300	302,148
Nucor Corp.	5,500	314,710

	Shares	Value
Southern Copper Corp.	11,200	$ 311,136
United States Steel Corp.	2,200	352,792
		2,655,895
Paper & Forest Products - 0.3%
Domtar Corp. (a)	67,800	386,460
TOTAL MATERIALS		5,304,304
TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
MetroPCS Communications, Inc. (a)	20,400	339,252
NII Holdings, Inc. (a)	5,700	311,562
		650,814
UTILITIES - 1.6%
Electric Utilities - 0.4%
Exelon Corp.	6,000	471,720
Gas Utilities - 0.5%
Equitable Resources, Inc.	6,000	313,500
Questar Corp.	5,400	285,552
		599,052
Independent Power Producers & Energy Traders - 0.2%
Dynegy, Inc. Class A (a)	48,000	323,040
Multi-Utilities - 0.2%
Public Service Enterprise Group, Inc.	7,200	300,960
Water Utilities - 0.3%
Aqua America, Inc. (d)	21,300	337,605
TOTAL UTILITIES		2,032,377
TOTAL COMMON STOCKS (Cost $128,580,662)		126,521,090
Money Market Funds - 4.8%

Fidelity Cash Central Fund, 2.35% (b)	484,791	484,791
Fidelity Securities Lending Cash Central Fund, 2.37% (b)(c)	5,594,625	5,594,625
TOTAL MONEY MARKET FUNDS (Cost $6,079,416)		6,079,416
TOTAL INVESTMENT PORTFOLIO - 104.5% (Cost $134,660,078)	132,600,506
NET OTHER ASSETS - (4.5)%	(5,695,888)
NET ASSETS - 100%	$ 126,904,618
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 14,448
Fidelity Securities Lending Cash Central Fund	28,025
Total	$ 42,473
Other Information

The following is a summary of the inputs used, as of July 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 132,600,506	$ 132,600,506	$ -	$ -
Income Tax Information
The fund intends to elect to defer to its fiscal year ending January 31, 2009 approximately $7,837,041 of losses recognized during the period November 1, 2007 to January 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Large Cap Growth Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2008 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $5,248,178) - See accompanying schedule: Unaffiliated issuers (cost $128,580,662)	$ 126,521,090
Fidelity Central Funds (cost $6,079,416)	6,079,416
Total Investments (cost $134,660,078)		$ 132,600,506
Receivable for fund shares sold		80,027
Dividends receivable		49,581
Distributions receivable from Fidelity Central Funds		5,253
Prepaid expenses		205
Other receivables		164
Total assets		132,735,736

Liabilities
Payable for fund shares redeemed	$ 124,393
Accrued management fee	37,106
Distribution fees payable	1,870
Other affiliated payables	42,278
Other payables and accrued expenses	30,846
Collateral on securities loaned, at value	5,594,625
Total liabilities		5,831,118

Net Assets		$ 126,904,618
Net Assets consist of:
Paid in capital		$ 148,945,196
Undistributed net investment income		170,970
Accumulated undistributed net realized gain (loss) on investments		(20,151,976)
Net unrealized appreciation (depreciation) on investments		(2,059,572)
Net Assets		$ 126,904,618

Statement of Assets and Liabilities - continued

July 31, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,659,607 ÷ 178,867 shares)	$ 9.28

Maximum offering price per share (100/94.25 of $9.28)	$ 9.85
Class T: Net Asset Value and redemption price per share ($482,859 ÷ 52,167 shares)	$ 9.26

Maximum offering price per share (100/96.50 of $9.26)	$ 9.60

Class B: Net Asset Value and offering price per share ($696,537 ÷ 75,515 shares)A	$ 9.22

Class C: Net Asset Value and offering price per share ($828,122 ÷ 89,935 shares)A	$ 9.21

Large Cap Growth: Net Asset Value, offering price and redemption price per share ($122,897,626 ÷ 13,177,219 shares)	$ 9.33

Institutional Class: Net Asset Value, offering price and redemption price per share ($339,867 ÷ 36,479 shares)	$ 9.32

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended July 31, 2008 (Unaudited)

Investment Income
Dividends		$ 701,657
Interest		2,091
Income from Fidelity Central Funds (including $28,025 from security lending)		42,473
Total income		746,221

Expenses
Management fee Basic fee	$ 409,094
Performance adjustment	(153,594)
Transfer agent fees	219,406
Distribution fees	11,074
Accounting and security lending fees	29,640
Custodian fees and expenses	7,159
Independent trustees' compensation	325
Registration fees	31,452
Audit	23,793
Legal	273
Miscellaneous	16,214
Total expenses before reductions	594,836
Expense reductions	(19,585)	575,251
Net investment income (loss)		170,970
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(11,493,135)
Change in net unrealized appreciation (depreciation) on investment securities		2,699,896
Net gain (loss)		(8,793,239)
Net increase (decrease) in net assets resulting from operations		$ (8,622,269)

Statement of Changes in Net Assets

	Six months ended July 31, 2008 (Unaudited)	Year ended January 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 170,970	$ (131,322)
Net realized gain (loss)	(11,493,135)	10,237,592
Change in net unrealized appreciation (depreciation)	2,699,896	(21,747,840)
Net increase (decrease) in net assets resulting from operations	(8,622,269)	(11,641,570)
Distributions to shareholders from net realized gain	-	(18,572,404)
Share transactions - net increase (decrease)	(16,610,287)	(1,164,336)
Total increase (decrease) in net assets	(25,232,556)	(31,378,310)

Net Assets
Beginning of period	152,137,174	183,515,484
End of period (including undistributed net investment income of $170,970 and undistributed net investment income of $0, respectively)	$ 126,904,618	$ 152,137,174

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended July 31, 2008

Year ended January 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 9.85	$ 11.85
Income from Investment Operations
Net investment income (loss) D	-	(.03)
Net realized and unrealized gain (loss)	(.57)	(.72)
Total from investment operations	(.57)	(.75)
Distributions from net realized gain	-	(1.25)
Net asset value, end of period	$ 9.28	$ 9.85
Total Return B,C	(5.79)%	(6.99)%
Ratios to Average Net Assets E,H
Expenses before reductions	1.05% A	1.20% A
Expenses net of fee waivers, if any	1.05% A	1.20% A
Expenses net of all reductions	1.05% A	1.20% A
Net investment income (loss)	(.03)% A	(.29)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,660	$ 1,302
Portfolio turnover rate F	366% A	428%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class T

Six months ended July 31, 2008

Year ended January 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 9.85	$ 11.85
Income from Investment Operations
Net investment income (loss) D	(.02)	(.06)
Net realized and unrealized gain (loss)	(.57)	(.69)
Total from investment operations	(.59)	(.75)
Distributions from net realized gain	-	(1.25)
Net asset value, end of period	$ 9.26	$ 9.85
Total Return B,C	(5.99)%	(7.05)%
Ratios to Average Net Assets E,H
Expenses before reductions	1.34% A	1.47% A
Expenses net of fee waivers, if any	1.34% A	1.47% A
Expenses net of all reductions	1.34% A	1.47% A
Net investment income (loss)	(.32)% A	(.56)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 483	$ 1,097
Portfolio turnover rate F	366% A	428%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended July 31, 2008

Year ended January 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 9.83	$ 11.85
Income from Investment Operations
Net investment income (loss) D	(.04)	(.12)
Net realized and unrealized gain (loss)	(.57)	(.70)
Total from investment operations	(.61)	(.82)
Distributions from net realized gain	-	(1.20)
Net asset value, end of period	$ 9.22	$ 9.83
Total Return B,C	(6.21)%	(7.62)%
Ratios to Average Net Assets E,H
Expenses before reductions	1.80% A	1.99% A
Expenses net of fee waivers, if any	1.80% A	1.99% A
Expenses net of all reductions	1.80% A	1.99% A
Net investment income (loss)	(.79)% A	(1.07)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 697	$ 543
Portfolio turnover rate F	366% A	428%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the contingent deferred sales charge.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class C

Six months ended July 31, 2008

Year ended January 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 9.82	$ 11.85
Income from Investment Operations
Net investment income (loss) D	(.04)	(.11)
Net realized and unrealized gain (loss)	(.57)	(.70)
Total from investment operations	(.61)	(.81)
Distributions from net realized gain	-	(1.22)
Net asset value, end of period	$ 9.21	$ 9.82
Total Return B,C	(6.21)%	(7.54)%
Ratios to Average Net Assets E,H
Expenses before reductions	1.81% A	1.96% A
Expenses net of fee waivers, if any	1.81% A	1.96% A
Expenses net of all reductions	1.81% A	1.96% A
Net investment income (loss)	(.79)% A	(1.05)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 828	$ 945
Portfolio turnover rate F	366% A	428%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the contingent deferred sales charge.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Large Cap Growth

Six months ended July 31, 2008

Years ended January 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 9.89	$ 11.92	$ 11.82	$ 10.17	$ 9.21	$ 6.93
Income from Investment Operations
Net investment income (loss) D	.01	(.01)	- J	.02 G	(.01) H	(.01)
Net realized and unrealized gain (loss)	(.57)	(.77)	.37	1.87	.97	2.29
Total from investment operations	(.56)	(.78)	.37	1.89	.96	2.28
Distributions from net investment income	-	-	(.01)	-	-	-
Distributions from net realized gain	-	(1.25)	(.26)	(.24)	-	-
Total distributions	-	(1.25)	(.27)	(.24)	-	-
Redemption fees added to paid in capital	- J	- J	- J,K	- J	- J	- J
Net asset value, end of period	$ 9.33	$ 9.89	$ 11.92	$ 11.82	$ 10.17	$ 9.21
Total Return B,C	(5.66)%	(7.26)%	3.20%	18.66%	10.42%	32.90%
Ratios to Average Net Assets E,I
Expenses before reductions	.80% A	1.03%	1.10%	1.12%	1.30%	1.53%
Expenses net of fee waivers, if any	.77% A	.99%	1.00%	1.00%	1.20%	1.20%
Expenses net of all reductions	.77% A	.98%	.99%	.94%	1.13%	1.18%
Net investment income (loss)	.25% A	(.07)%	.02%	.15%	(.07)%	(.15)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 122,898	$ 147,864	$ 183,515	$ 157,513	$ 49,453	$ 23,079
Portfolio turnover rate F	366% A	428%	189%	268%	274%	81%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.07)%.

H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.32)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K The redemption fee was eliminated during the year ended January 31, 2007.

Financial Highlights - Institutional Class

Six months ended July 31, 2008

Year ended January 31,

(Unaudited)

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 9.88	$ 11.85
Income from Investment Operations
Net investment income (loss) C	.01	- H
Net realized and unrealized gain (loss)	(.57)	(.70)
Total from investment operations	(.56)	(.70)
Distributions from net realized gain	-	(1.27)
Net asset value, end of period	$ 9.32	$ 9.88
Total Return B	(5.67)%	(6.64)%
Ratios to Average Net Assets D,G
Expenses before reductions	.71% A	.88% A
Expenses net of fee waivers, if any	.71% A	.88% A
Expenses net of all reductions	.71% A	.88% A
Net investment income (loss)	.30% A	.03% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 340	$ 386
Portfolio turnover rate E	366% A	428%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Mid Cap Growth Fund

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
American Apparel, Inc.	1.8	0.0
Timminco Ltd.	1.6	0.0
Allergan, Inc.	1.0	0.5
CONSOL Energy, Inc.	1.0	0.8
Q-Cells AG	0.9	0.2
Southwestern Energy Co.	0.9	1.4
Skyworks Solutions, Inc.	0.9	0.3
Dice Holdings, Inc.	0.9	0.6
Cummins, Inc.	0.9	0.0
BJ Services Co.	0.8	0.0
	10.7
Top Five Market Sectors as of July 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	19.1	19.8
Industrials	16.2	17.1
Health Care	14.7	16.6
Energy	13.6	11.6
Consumer Discretionary	13.4	14.1
Asset Allocation (% of fund's net assets)
As of July 31, 2008*		As of January 31, 2008**
	Stocks 97.3%		Stocks 100.2%
	Convertible Securities 0.4%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 2.3%		Short-Term Investments and Net Other Assets† (0.2)%
* Foreign investments	17.1%	** Foreign investments	11.7%

† Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Fidelity Mid Cap Growth Fund

Investments July 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
CONSUMER DISCRETIONARY - 13.4%
Auto Components - 0.2%
Tenneco, Inc. (a)	32,000	$ 461,440
Automobiles - 0.4%
Fiat SpA	10,000	172,044
Renault SA	11,300	938,003
		1,110,047
Diversified Consumer Services - 1.6%
American Public Education, Inc.	21,200	963,116
Apollo Group, Inc. Class A (non-vtg.) (a)	200	12,458
Hillenbrand, Inc.	30,300	701,445
K12, Inc.	15,000	379,200
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	8,000	560,000
Princeton Review, Inc. (a)	69,296	533,579
Regis Corp.	36,900	1,032,831
Strayer Education, Inc.	100	22,270
		4,204,899
Hotels, Restaurants & Leisure - 1.1%
Bally Technologies, Inc. (a)	24,200	769,318
Buffalo Wild Wings, Inc. (a)(d)	17,400	572,982
Burger King Holdings, Inc.	28,789	772,409
Las Vegas Sands Corp. (a)(d)	2,000	91,040
Papa John's International, Inc. (a)	15,100	427,179
Peet's Coffee & Tea, Inc. (a)(d)	7,000	136,430
Starwood Hotels & Resorts Worldwide, Inc.	5,400	185,166
Texas Roadhouse, Inc. Class A (a)	14,500	134,560
		3,089,084
Household Durables - 2.0%
Centex Corp.	125,700	1,845,276
KB Home	40,100	705,359
Lennar Corp. Class A (d)	25,100	303,710
M/I Homes, Inc.	10,000	189,500
Newell Rubbermaid, Inc.	15,100	249,603
Pulte Homes, Inc. (d)	171,500	2,094,015
Ryland Group, Inc.	5,000	102,950
		5,490,413
Internet & Catalog Retail - 0.3%
Blue Nile, Inc. (a)	6,400	246,528
Priceline.com, Inc. (a)	4,599	528,655
		775,183
Leisure Equipment & Products - 0.5%
Eastman Kodak Co.	40,000	585,600
Leapfrog Enterprises, Inc. Class A (a)	39,300	376,101
Nikon Corp.	14,000	406,740
		1,368,441
Media - 1.7%
DISH Network Corp. Class A (a)	13,057	384,137
Grupo Televisa SA de CV (CPO) sponsored ADR	37,000	832,130

	Shares	Value
Regal Entertainment Group Class A (d)	67,100	$ 1,117,215
Scripps Networks Interactive, Inc. Class A	29,000	1,175,660
Virgin Media, Inc.	70,000	785,400
VisionChina Media, Inc. ADR	10,000	250,400
		4,544,942
Specialty Retail - 1.8%
Abercrombie & Fitch Co. Class A	5,000	276,100
Asbury Automotive Group, Inc.	13,100	129,821
bebe Stores, Inc.	50,000	518,500
Gamestop Corp. Class A (a)	400	16,204
Group 1 Automotive, Inc.	8,700	170,955
Limited Brands, Inc.	20,000	329,800
Lumber Liquidators, Inc.	26,500	396,970
Monro Muffler Brake, Inc.	9,700	176,637
OfficeMax, Inc.	34,800	444,048
Ross Stores, Inc.	36,300	1,377,948
Stage Stores, Inc.	700	10,374
Staples, Inc.	31,000	697,500
Tween Brands, Inc. (a)	28,700	395,199
Urban Outfitters, Inc. (a)	1,800	59,418
		4,999,474
Textiles, Apparel & Luxury Goods - 3.8%
American Apparel, Inc. (a)(d)	850,970	5,003,701
Coach, Inc. (a)	20,000	510,200
Deckers Outdoor Corp. (a)	9,800	1,107,498
FGX International Ltd.	15,000	174,000
Geox SpA (d)	10,000	111,884
Iconix Brand Group, Inc. (a)	150,000	1,800,000
Lululemon Athletica, Inc.	16,800	372,960
Polo Ralph Lauren Corp. Class A	20,500	1,212,985
Quiksilver, Inc. (a)	18,800	144,196
		10,437,424
TOTAL CONSUMER DISCRETIONARY		36,481,347
CONSUMER STAPLES - 2.4%
Beverages - 0.2%
Coca-Cola FEMSA SAB de CV sponsored ADR	11,200	635,824
Food & Staples Retailing - 0.8%
CVS Caremark Corp.	14,600	532,900
Sysco Corp.	61,100	1,732,796
		2,265,696
Food Products - 1.0%
Campbell Soup Co.	17,300	629,374
Marine Harvest ASA (a)(d)	2,400,000	1,700,322
McCormick & Co., Inc. (non-vtg.)	11,300	453,130
		2,782,826
Personal Products - 0.4%
Avon Products, Inc.	7,300	309,520
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - continued
Bare Escentuals, Inc. (a)	53,600	$ 618,544
Estee Lauder Companies, Inc. Class A	900	39,690
		967,754
TOTAL CONSUMER STAPLES		6,652,100
ENERGY - 13.6%
Energy Equipment & Services - 6.5%
Atwood Oceanics, Inc. (a)	42,000	1,928,220
BJ Services Co.	75,700	2,225,580
Cameron International Corp. (a)	1,700	81,192
Compagnie Generale de Geophysique SA (a)	5,000	195,431
Diamond Offshore Drilling, Inc.	16,700	1,992,310
ENSCO International, Inc.	25,000	1,728,500
Exterran Holdings, Inc. (a)	1,000	56,440
Global Industries Ltd. (a)	25,000	298,500
Halliburton Co.	10,000	448,200
Helix Energy Solutions Group, Inc. (a)	9,000	287,370
Hercules Offshore, Inc. (a)	44,000	1,098,680
IHS, Inc. Class A (a)	11,500	715,645
Nabors Industries Ltd. (a)	45,000	1,640,700
National Oilwell Varco, Inc. (a)	24,120	1,896,556
Petroleum Geo-Services ASA	18,800	433,845
Smith International, Inc.	23,900	1,777,682
Subsea 7, Inc. (a)	5,000	117,494
T-3 Energy Services, Inc. (a)	7,000	479,990
Transocean, Inc. (a)	961	130,725
Weatherford International Ltd. (a)	8,000	301,840
		17,834,900
Oil, Gas & Consumable Fuels - 7.1%
Alpha Natural Resources, Inc. (a)	22,300	2,206,585
Arch Coal, Inc.	29,700	1,672,407
Atlas Energy Resources LLC	1,000	35,480
Boardwalk Pipeline Partners, LP	5,700	134,862
Cameco Corp.	3,000	107,125
Canadian Natural Resources Ltd.	10,100	789,277
Chesapeake Energy Corp.	24,100	1,208,615
Concho Resources, Inc.	1,000	32,750
CONSOL Energy, Inc.	35,300	2,625,967
Copano Energy LLC	4,900	153,566
Denbury Resources, Inc. (a)	30,700	863,898
Energy Transfer Equity LP	5,200	154,544
EOG Resources, Inc.	500	50,265
Foundation Coal Holdings, Inc.	7,000	415,800
Frontier Oil Corp.	23,100	421,575
Hess Corp.	1,000	101,400
Holly Corp.	18,601	531,617
Newfield Exploration Co. (a)	2,000	97,960
OAO Gazprom sponsored ADR	8,900	422,750
Patriot Coal Corp. (a)	3,000	378,450

	Shares	Value
Peabody Energy Corp.	24,000	$ 1,623,600
Petrobank Energy & Resources Ltd. (a)	38,200	1,537,178
Southwestern Energy Co. (a)	68,200	2,476,342
Tesoro Corp.	22,400	345,856
Williams Companies, Inc.	23,100	740,355
XTO Energy, Inc.	2,000	94,460
		19,222,684
TOTAL ENERGY		37,057,584
FINANCIALS - 8.4%
Capital Markets - 1.2%
Franklin Resources, Inc.	14,600	1,468,906
Janus Capital Group, Inc.	12,000	364,080
SEI Investments Co.	31,300	720,839
T. Rowe Price Group, Inc.	12,300	736,155
		3,289,980
Commercial Banks - 1.4%
Associated Banc-Corp.	15,000	250,350
Banco do Brasil SA	25,000	403,947
Bank of Yokohama Ltd.	84,000	541,641
Huntington Bancshares, Inc.	45,000	315,900
Mitsubishi UFJ Financial Group, Inc.	110,000	971,285
Shizuoka Bank Ltd.	40,000	427,931
Sumitomo Mitsui Financial Group, Inc.	120	931,002
		3,842,056
Consumer Finance - 0.4%
ACOM Co. Ltd.	20,000	589,489
Promise Co. Ltd. (d)	10,000	255,816
SLM Corp. (a)	10,000	171,300
		1,016,605
Diversified Financial Services - 3.2%
Bolsa de Mercadorias & Futuros - BM&F SA	95,000	837,878
Bovespa Holding SA	78,000	975,872
CME Group, Inc.	1,300	468,169
Heckmann Corp. (a)	150,000	1,473,000
IntercontinentalExchange, Inc. (a)	13,400	1,337,320
KKR Financial Holdings LLC	153,000	1,571,310
MSCI, Inc. Class A	11,800	351,050
NYMEX Holdings, Inc.	16,100	1,319,878
Osaka Securities Exchange Co. Ltd.	64	276,430
		8,610,907
Insurance - 0.7%
Allied World Assurance Co. Holdings Ltd.	3,000	124,830
Assurant, Inc.	8,300	498,996
Axis Capital Holdings Ltd.	5,000	158,400
CNinsure, Inc. ADR	54,000	747,900
Prudential Financial, Inc.	7,000	482,790
		2,012,916
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - 0.4%
CapitalSource, Inc.	50,000	$ 581,000
SL Green Realty Corp.	5,000	416,700
		997,700
Real Estate Management & Development - 0.4%
Jones Lang LaSalle, Inc. (d)	10,500	500,220
Meruelo Maddux Properties, Inc. (a)	300,000	579,000
		1,079,220
Thrifts & Mortgage Finance - 0.7%
Hudson City Bancorp, Inc.	27,000	493,020
People's United Financial, Inc.	36,700	623,166
Washington Federal, Inc.	47,900	890,940
		2,007,126
TOTAL FINANCIALS		22,856,510
HEALTH CARE - 14.7%
Biotechnology - 4.1%
Acorda Therapeutics, Inc. (a)(d)	15,000	492,150
Alexion Pharmaceuticals, Inc. (a)	18,500	1,734,375
Alkermes, Inc. (a)	55,000	866,250
Amgen, Inc. (a)	12,500	782,875
Amylin Pharmaceuticals, Inc. (a)	47,607	1,502,001
BioMarin Pharmaceutical, Inc. (a)	20,000	651,000
Cephalon, Inc. (a)	11,300	826,708
CSL Ltd.	13,000	423,554
Gilead Sciences, Inc. (a)	16,362	883,221
Grifols SA	10,000	299,125
GTx, Inc. (a)	33,500	624,440
Martek Biosciences (a)	1,000	37,610
Myriad Genetics, Inc. (a)	7,000	465,500
Rigel Pharmaceuticals, Inc. (a)	25,000	636,000
Theravance, Inc. (a)(d)	58,038	927,447
Vertex Pharmaceuticals, Inc. (a)	1,000	34,500
		11,186,756
Health Care Equipment & Supplies - 3.7%
Abiomed, Inc. (a)(d)	2,000	35,460
Alcon, Inc.	3,000	517,290
Align Technology, Inc. (a)(d)	26,008	260,340
American Medical Systems Holdings, Inc. (a)	50,000	823,500
Baxter International, Inc.	8,000	548,880
Conceptus, Inc. (a)	50,500	862,035
EnteroMedics, Inc.	24,000	98,400
ev3, Inc. (a)(d)	60,000	579,000
Hill-Rom Holdings, Inc.	20,300	570,227
Immucor, Inc. (a)	10,000	301,300
Insulet Corp. (a)(d)	18,000	251,100
Intuitive Surgical, Inc. (a)	1,000	311,290
Kinetic Concepts, Inc. (a)	40,000	1,398,000

	Shares	Value
Masimo Corp.	26,000	$ 982,020
Orthofix International NV (a)	24,000	570,960
RTI Biologics, Inc. (a)	2,000	16,580
Smith & Nephew PLC sponsored ADR (d)	3,000	160,950
TranS1, Inc. (d)	207,900	1,925,154
		10,212,486
Health Care Providers & Services - 2.8%
athenahealth, Inc. (d)	26,800	809,360
Brookdale Senior Living, Inc.	2,000	30,520
Coventry Health Care, Inc. (a)	5,500	194,535
Emeritus Corp. (a)	57,608	970,695
Express Scripts, Inc. (a)	15,600	1,100,424
Genoptix, Inc.	36,000	1,049,400
Henry Schein, Inc. (a)	5,473	293,134
Medco Health Solutions, Inc. (a)	18,000	892,440
Molina Healthcare, Inc. (a)(d)	20,000	596,800
MWI Veterinary Supply, Inc. (a)	8,000	280,320
Odontoprev SA	18,000	473,624
Pediatrix Medical Group, Inc. (a)	15,587	758,308
Psychiatric Solutions, Inc. (a)	900	31,518
Sunrise Senior Living, Inc. (a)	11,000	197,230
		7,678,308
Health Care Technology - 0.3%
MedAssets, Inc.	51,900	784,728
Life Sciences Tools & Services - 2.1%
AMAG Pharmaceuticals, Inc.	20,000	820,000
Bruker BioSciences Corp. (a)	6,600	91,212
Charles River Laboratories International, Inc. (a)	19,700	1,309,262
Covance, Inc. (a)	12,300	1,129,140
Millipore Corp. (a)	500	35,175
PAREXEL International Corp. (a)	26,000	759,980
Pharmaceutical Product Development, Inc.	30,200	1,151,828
QIAGEN NV (a)	15,000	281,850
Varian, Inc. (a)	2,000	98,800
		5,677,247
Pharmaceuticals - 1.7%
Allergan, Inc.	52,400	2,721,132
Perrigo Co.	700	24,661
Teva Pharmaceutical Industries Ltd. sponsored ADR	11,300	506,692
XenoPort, Inc. (a)	29,700	1,360,854
		4,613,339
TOTAL HEALTH CARE		40,152,864
INDUSTRIALS - 15.8%
Aerospace & Defense - 0.9%
BE Aerospace, Inc. (a)	32,444	833,162
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Precision Castparts Corp.	8,000	$ 747,440
Spirit AeroSystems Holdings, Inc. Class A (a)	36,700	794,922
		2,375,524
Air Freight & Logistics - 0.2%
United Parcel Service, Inc. Class B	6,400	403,712
Airlines - 0.0%
Northwest Airlines Corp. (a)	12,700	116,332
Building Products - 0.1%
Ameron International Corp.	1,500	193,935
Universal Forest Products, Inc.	1,000	27,000
		220,935
Commercial Services & Supplies - 5.0%
Advisory Board Co. (a)	2,600	99,710
Allied Waste Industries, Inc. (a)	35,000	423,500
American Reprographics Co. (a)	36,200	579,562
China Security & Surveillance Technology, Inc. (a)	45,000	634,500
Copart, Inc. (a)	17,000	745,620
Corporate Executive Board Co.	15,400	577,192
Corrections Corp. of America (a)	79,182	2,219,471
Fuel Tech, Inc. (a)(d)	13,600	252,008
GeoEye, Inc. (a)	35,000	757,750
Huron Consulting Group, Inc. (a)	20,500	1,069,280
InnerWorkings, Inc. (a)	32,000	373,120
Manpower, Inc. (d)	18,400	883,200
Republic Services, Inc.	29,600	962,000
SR Teleperformance SA	26,300	1,009,651
The Geo Group, Inc. (a)	71,600	1,721,264
Waste Connections, Inc. (a)	20,600	749,634
Waste Management, Inc.	15,400	547,316
		13,604,778
Construction & Engineering - 1.1%
BAUER AG	5,000	477,105
Fluor Corp.	15,000	1,220,250
Grupo Acciona SA	2,000	420,275
Outotec Oyj	3,000	152,795
Quanta Services, Inc. (a)	6,000	185,280
URS Corp. (a)	14,000	586,880
		3,042,585
Electrical Equipment - 5.7%
Akeena Solar, Inc. (a)(d)	65,000	293,800
American Superconductor Corp. (a)	16,000	631,840
Canadian Solar, Inc. (a)(d)	15,000	431,550
Carbone Lorraine	5,000	284,824
Ener1, Inc. (a)	3,000	21,120
Evergreen Solar, Inc. (a)(d)	123,000	1,148,820
First Solar, Inc. (a)	5,300	1,511,083
Gamesa Corporacion Tecnologica, SA	15,000	713,166
JA Solar Holdings Co. Ltd. ADR (a)	61,000	925,370

	Shares	Value
Q-Cells AG (a)(d)	26,100	$ 2,528,619
Renewable Energy Corp. AS (a)	29,600	857,203
Roth & Rau AG (a)	4,000	186,305
SolarWorld AG	19,000	885,572
Sunpower Corp. Class A (a)(d)	25,400	2,000,758
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(d)	52,000	1,739,920
Vestas Wind Systems AS (a)	9,800	1,278,085
		15,438,035
Industrial Conglomerates - 0.4%
McDermott International, Inc. (a)	5,000	238,350
Orkla ASA (A Shares)	30,000	379,971
Siemens AG sponsored ADR	2,000	242,760
Walter Industries, Inc.	3,000	314,610
		1,175,691
Machinery - 1.9%
AGCO Corp. (a)	20,600	1,232,910
Cummins, Inc.	35,000	2,321,900
Donaldson Co., Inc.	4,000	180,440
FreightCar America, Inc.	10,000	380,900
GEA Group AG	12,000	394,823
Ingersoll-Rand Co. Ltd. Class A	18,000	648,000
Robbins & Myers, Inc.	700	35,539
		5,194,512
Road & Rail - 0.3%
Con-way, Inc.	5,000	252,800
Knight Transportation, Inc.	2,000	37,840
Landstar System, Inc.	1,500	75,870
Localiza Rent a Car SA	35,000	411,291
Union Pacific Corp.	2,000	164,880
		942,681
Trading Companies & Distributors - 0.2%
Genesis Lease Ltd. ADR	31,600	410,484
Watsco, Inc. (d)	3,500	174,545
		585,029
TOTAL INDUSTRIALS		43,099,814
INFORMATION TECHNOLOGY - 19.1%
Communications Equipment - 1.7%
Cisco Systems, Inc. (a)	38,000	835,620
Corning, Inc.	22,000	440,220
Juniper Networks, Inc. (a)	76,700	1,996,501
Nice Systems Ltd. sponsored ADR (a)	5,000	147,800
QUALCOMM, Inc.	15,000	830,100
Research In Motion Ltd. (a)	3,000	368,460
		4,618,701
Computers & Peripherals - 1.4%
Apple, Inc. (a)	7,000	1,112,650
HTC Corp.	31,800	499,060
Intermec, Inc. (a)	2,000	37,640
NCR Corp. (a)	46,600	1,251,676
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
SanDisk Corp. (a)	31,000	$ 437,100
Western Digital Corp. (a)	15,200	437,608
		3,775,734
Electronic Equipment & Instruments - 2.3%
Arrow Electronics, Inc. (a)	10,000	322,200
Avnet, Inc. (a)	27,300	744,198
Bell Microproducts, Inc. (a)	64,318	147,931
Digital Ally, Inc. (a)(d)	255,000	2,129,250
Diploma PLC	200,000	631,788
Flextronics International Ltd. (a)	61,100	545,623
Ingram Micro, Inc. Class A (a)	30,700	565,801
Itron, Inc. (a)(d)	14,500	1,338,785
		6,425,576
Internet Software & Services - 2.8%
Akamai Technologies, Inc. (a)	16,900	394,446
Art Technology Group, Inc. (a)	460,000	1,688,200
comScore, Inc. (a)	14,000	267,120
DealerTrack Holdings, Inc. (a)	54,900	855,342
Dice Holdings, Inc. (d)	263,600	2,340,768
Internet Brands, Inc. Class A	30,979	179,988
LoopNet, Inc. (a)	20,000	227,200
Omniture, Inc. (a)(d)	100,700	1,747,145
The Knot, Inc. (a)	2,700	23,652
		7,723,861
IT Services - 1.4%
Cognizant Technology Solutions Corp. Class A (a)	67,700	1,900,339
CyberSource Corp. (a)	38,000	674,500
MasterCard, Inc. Class A	2,800	683,620
Visa, Inc.	8,300	606,398
		3,864,857
Semiconductors & Semiconductor Equipment - 6.0%
Altera Corp.	21,000	460,950
Applied Materials, Inc.	105,000	1,818,600
ARM Holdings PLC sponsored ADR	23,600	133,812
ASML Holding NV (NY Shares)	35,000	797,650
Atheros Communications, Inc. (a)	15,000	465,000
AuthenTec, Inc. (a)	201,800	1,541,752
Broadcom Corp. Class A (a)	26,500	643,685
Cavium Networks, Inc. (a)	47,000	754,350
Cymer, Inc. (a)	18,000	476,820
Cypress Semiconductor Corp. (a)	27,200	741,200
Eagle Test Systems, Inc. (a)	8,919	110,596
FormFactor, Inc. (a)	14,063	244,696
Himax Technologies, Inc. sponsored ADR	35,100	133,380
Intersil Corp. Class A	28,400	685,292
Lam Research Corp. (a)	58,500	1,924,065
Microchip Technology, Inc.	9,500	303,335
Skyworks Solutions, Inc. (a)	259,700	2,456,762
Teradyne, Inc. (a)	31,100	291,407

	Shares	Value
Varian Semiconductor Equipment Associates, Inc. (a)	63,800	$ 1,864,236
Xilinx, Inc.	16,200	402,246
		16,249,834
Software - 3.5%
Activision Blizzard, Inc. (a)	17,000	611,660
Adobe Systems, Inc. (a)	8,000	330,800
CommVault Systems, Inc. (a)	20,000	304,600
Concur Technologies, Inc. (a)	22,100	910,962
FactSet Research Systems, Inc.	6,000	346,020
Giant Interactive Group, Inc. ADR (d)	57,000	532,380
Jack Henry & Associates, Inc.	38,300	826,897
McAfee, Inc. (a)	19,000	622,250
Nintendo Co. Ltd.	900	415,800
Nuance Communications, Inc. (a)	13,900	215,728
Quest Software, Inc. (a)	50,000	755,500
Salesforce.com, Inc. (a)	4,000	255,160
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	9,900	255,717
SPSS, Inc. (a)	1,000	33,050
SuccessFactors, Inc. (d)	100,311	1,056,275
Symantec Corp. (a)	30,000	632,100
Synchronoss Technologies, Inc. (a)	40,000	468,800
Taleo Corp. Class A (a)	20,000	374,800
THQ, Inc. (a)	18,800	285,384
Voltaire Ltd.	52,500	212,100
		9,445,983
TOTAL INFORMATION TECHNOLOGY		52,104,546
MATERIALS - 6.4%
Chemicals - 1.5%
Albemarle Corp.	12,100	471,053
CF Industries Holdings, Inc.	5,000	817,300
FMC Corp.	300	22,311
Monsanto Co.	9,000	1,071,990
Potash Corp. of Saskatchewan, Inc.	2,500	510,675
The Mosaic Co.	8,500	1,081,285
W.R. Grace & Co. (a)	10,000	257,700
		4,232,314
Metals & Mining - 4.9%
Agnico-Eagle Mines Ltd.	6,000	328,759
Aquarius Platinum Ltd. (United Kingdom)	8,000	78,513
ArcelorMittal SA (NY Shares) Class A	5,000	437,100
Barrick Gold Corp.	13,900	588,664
Century Aluminum Co. (a)	9,000	534,780
Cleveland-Cliffs, Inc.	7,000	758,870
Freeport-McMoRan Copper & Gold, Inc. Class B	11,500	1,112,625
Gerdau SA sponsored ADR	20,000	435,400
Globe Specialty Metals, Inc. (Reg. S) (a)	30,000	937,500
Newmont Mining Corp.	10,000	479,600
Nucor Corp.	13,200	755,304
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Randgold Resources Ltd. sponsored ADR	8,800	$ 450,384
Royal Gold, Inc.	8,000	285,440
Steel Dynamics, Inc.	16,000	506,880
Timminco Ltd. (a)(d)	185,800	4,391,620
United States Steel Corp.	6,500	1,042,340
Yamana Gold, Inc.	15,000	185,476
		13,309,255
TOTAL MATERIALS		17,541,569
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.1%
tw telecom, inc. (a)	20,000	319,600
Wireless Telecommunication Services - 0.3%
American Tower Corp. Class A (a)	10,805	452,730
China Mobile (Hong Kong) Ltd. sponsored ADR	5,000	334,250
		786,980
TOTAL TELECOMMUNICATION SERVICES		1,106,580
UTILITIES - 3.1%
Electric Utilities - 1.2%
Allegheny Energy, Inc.	17,600	851,840
E.ON AG	1,500	285,847
Enernoc, Inc. (a)(d)	10,000	161,400
Entergy Corp.	2,500	267,300
Exelon Corp.	1,500	117,930
PPL Corp.	33,800	1,587,248
		3,271,565
Independent Power Producers & Energy Traders - 1.8%
AES Corp. (a)	69,400	1,120,116
Clipper Windpower PLC (a)	2,500	20,111
Constellation Energy Group, Inc.	22,000	1,829,520
NRG Energy, Inc. (a)	12,000	435,480
Ormat Technologies, Inc.	22,500	1,080,450
Reliant Energy, Inc. (a)	25,000	452,750
		4,938,427

	Shares	Value
Multi-Utilities - 0.1%
Wisconsin Energy Corp.	3,000	$ 135,360
TOTAL UTILITIES		8,345,352
TOTAL COMMON STOCKS (Cost $270,211,196)		265,398,266
Convertible Bonds - 0.4%
Principal Amount
INDUSTRIALS - 0.4%
Electrical Equipment - 0.4%
Evergreen Solar, Inc. 4% 7/15/13 (Cost $1,000,000)	$ 1,000,000	980,000
Money Market Funds - 9.4%
	Shares
Fidelity Cash Central Fund, 2.35% (b)	4,282,617	4,282,617
Fidelity Securities Lending Cash Central Fund, 2.37% (b)(c)	21,240,485	21,240,485
TOTAL MONEY MARKET FUNDS (Cost $25,523,102)		25,523,102
TOTAL INVESTMENT PORTFOLIO - 107.1% (Cost $296,734,298)	291,901,368
NET OTHER ASSETS - (7.1)%	(19,263,191)
NET ASSETS - 100%	$ 272,638,177
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 21,423
Fidelity Securities Lending Cash Central Fund	275,849
Total	$ 297,272
Other Information

The following is a summary of the inputs used, as of July 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 291,901,368	$ 272,175,108	$ 19,726,260	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	82.9%
Canada	3.4%
Japan	1.9%
Cayman Islands	1.8%
Germany	1.8%
Brazil	1.2%
Norway	1.2%
Others (individually less than 1%)	5.8%
100.0%
Income Tax Information
The fund intends to elect to defer to its fiscal year ending January 31, 2009 approximately $18,706,577 of losses recognized during the period November 1, 2007 to January 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Mid Cap Growth Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2008 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $20,707,309) - See accompanying schedule: Unaffiliated issuers (cost $271,211,196)	$ 266,378,266
Fidelity Central Funds (cost $25,523,102)	25,523,102
Total Investments (cost $296,734,298)		$ 291,901,368
Cash		317,640
Receivable for investments sold		7,035,520
Receivable for fund shares sold		241,567
Dividends receivable		89,944
Interest receivable		3,184
Distributions receivable from Fidelity Central Funds		76,651
Prepaid expenses		472
Other receivables		7,813
Total assets		299,674,159

Liabilities
Payable for investments purchased	$ 5,165,804
Payable for fund shares redeemed	435,614
Accrued management fee	66,298
Distribution fees payable	2,212
Other affiliated payables	85,610
Other payables and accrued expenses	39,959
Collateral on securities loaned, at value	21,240,485
Total liabilities		27,035,982

Net Assets		$ 272,638,177
Net Assets consist of:
Paid in capital		$ 305,879,939
Undistributed net investment income		672,217
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(29,080,938)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(4,833,041)
Net Assets		$ 272,638,177

Statement of Assets and Liabilities - continued

July 31, 2008 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($2,533,774 ÷ 218,233 shares)	$ 11.61

Maximum offering price per share (100/94.25 of $11.61)	$ 12.32
Class T: Net Asset Value and redemption price per share ($1,749,499 ÷ 151,424 shares)	$ 11.55

Maximum offering price per share (100/96.50 of $11.55)	$ 11.97
Class B: Net Asset Value and offering price per share ($411,684 ÷ 35,886 shares)A	$ 11.47

Class C: Net Asset Value and offering price per share ($900,561 ÷ 78,471 shares)A	$ 11.48

Mid Cap Growth: Net Asset Value, offering price and redemption price per share ($266,822,029 ÷ 22,905,847 shares)	$ 11.65

Institutional Class: Net Asset Value, offering price and redemption price per share ($220,630 ÷ 18,912 shares)	$ 11.67

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Mid Cap Growth Fund
Financial Statements - continued

Statement of Operations

	Six months ended July 31, 2008 (Unaudited)
Investment Income
Dividends		$ 1,477,416
Interest		5,624
Income from Fidelity Central Funds (including $275,849 from security lending)		297,272
Total income		1,780,312

Expenses
Management fee Basic fee	$ 827,818
Performance adjustment	(353,015)
Transfer agent fees	442,991
Distribution fees	11,217
Accounting and security lending fees	59,622
Custodian fees and expenses	18,815
Independent trustees' compensation	673
Registration fees	36,051
Audit	24,090
Legal	575
Interest	15,528
Miscellaneous	54,347
Total expenses before reductions	1,138,712
Expense reductions	(30,617)	1,108,095
Net investment income (loss)		672,217
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(8,962,212)
Foreign currency transactions	21,716
Total net realized gain (loss)		(8,940,496)
Change in net unrealized appreciation (depreciation) on: Investment securities	(5,009,385)
Assets and liabilities in foreign currencies	(2,020)
Total change in net unrealized appreciation (depreciation)		(5,011,405)
Net gain (loss)		(13,951,901)
Net increase (decrease) in net assets resulting from operations		$ (13,279,684)

Statement of Changes in Net Assets

	Six months ended July 31, 2008 (Unaudited)	Year ended January 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 672,217	$ (525,556)
Net realized gain (loss)	(8,940,496)	13,597,312
Change in net unrealized appreciation (depreciation)	(5,011,405)	(50,633,687)
Net increase (decrease) in net assets resulting from operations	(13,279,684)	(37,561,931)
Distributions to shareholders from net realized gain	-	(21,909,497)
Share transactions - net increase (decrease)	(19,132,275)	(76,821,412)
Redemption fees	5,057	26,012
Total increase (decrease) in net assets	(32,406,902)	(136,266,828)

Net Assets
Beginning of period	305,045,079	441,311,907
End of period (including undistributed net investment income of $672,217 and undistributed net investment income of $0, respectively)	$ 272,638,177	$ 305,045,079

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended July 31, 2008

Year ended January 31,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 12.19	$ 14.33
Income from Investment Operations
Net investment income (loss) E	.01	(.05)
Net realized and unrealized gain (loss)	(.59)	(1.30)
Total from investment operations	(.58)	(1.35)
Distributions from net realized gain	-	(.79)
Redemption fees added to paid in capitalE,J	-	-
Net asset value, end of period	$ 11.61	$ 12.19
Total Return B,C,D	(4.76)%	(9.95)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.01% A	1.10% A
Expenses net of fee waivers, if any	1.01% A	1.10% A
Expenses net of all reductions	1.00% A	1.10% A
Net investment income (loss)	.19% A	(.41)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,534	$ 1,936
Portfolio turnover rate G	140% A	245%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

Financial Highlights - Class T

Six months ended July 31, 2008

Year ended January 31,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 12.14	$ 14.33
Income from Investment Operations
Net investment income (loss) E	-J	(.09)
Net realized and unrealized gain (loss)	(.59)	(1.31)
Total from investment operations	(.59)	(1.40)
Distributions from net realized gain	-	(.79)
Redemption fees added to paid in capitalE,J	-	-
Net asset value, end of period	$ 11.55	$ 12.14
Total Return B,C,D	(4.86)%	(10.30)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.26% A	1.36% A
Expenses net of fee waivers, if any	1.26% A	1.36% A
Expenses net of all reductions	1.25% A	1.36% A
Net investment income (loss)	(.06)% A	(.68)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,749	$ 591
Portfolio turnover rate G	140% A	245%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended July 31, 2008

Year ended January 31,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 12.09	$ 14.33
Income from Investment Operations
Net investment income (loss) E	(.03)	(.16)
Net realized and unrealized gain (loss)	(.59)	(1.29)
Total from investment operations	(.62)	(1.45)
Distributions from net realized gain	-	(.79)
Redemption fees added to paid in capitalE,J	-	-
Net asset value, end of period	$ 11.47	$ 12.09
Total Return B,C,D	(5.13)%	(10.65)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.77% A	1.85% A
Expenses net of fee waivers, if any	1.77% A	1.85% A
Expenses net of all reductions	1.76% A	1.85% A
Net investment income (loss)	(.56)% A	(1.16)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 412	$ 414
Portfolio turnover rate G	140% A	245%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

Financial Highlights - Class C

Six months ended July 31, 2008

Year ended January 31,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 12.09	$ 14.33
Income from Investment Operations
Net investment income (loss) E	(.03)	(.15)
Net realized and unrealized gain (loss)	(.58)	(1.30)
Total from investment operations	(.61)	(1.45)
Distributions from net realized gain	-	(.79)
Redemption fees added to paid in capitalE,J	-	-
Net asset value, end of period	$ 11.48	$ 12.09
Total Return B,C,D	(5.05)%	(10.65)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.76% A	1.85% A
Expenses net of fee waivers, if any	1.76% A	1.85% A
Expenses net of all reductions	1.76% A	1.85% A
Net investment income (loss)	(.56)% A	(1.16)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 901	$ 697
Portfolio turnover rate G	140% A	245%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Mid Cap Growth

Six months ended July 31, 2008

Years ended January 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 12.21	$ 14.31	$ 14.38	$ 11.58	$ 10.63	$ 7.32
Income from Investment Operations
Net investment income (loss) D	.03	(.02)	(.04)	.01 G	(.03) H	(.07)
Net realized and unrealized gain (loss)	(.59)	(1.29)	.15	3.09	1.15	3.38
Total from investment operations	(.56)	(1.31)	.11	3.10	1.12	3.31
Distributions from net realized gain	-	(.79)	(.18)	(.30)	(.17)	-
Redemption fees added to paid in capital D,J	-	-	-	-	-	-
Net asset value, end of period	$ 11.65	$ 12.21	$ 14.31	$ 14.38	$ 11.58	$ 10.63
Total Return B,C	(4.59)%	(9.68)%	.80%	27.15%	10.55%	45.22%
Ratios to Average Net Assets E,I
Expenses before reductions	.76% A	.83%	1.02%	1.04%	1.02%	1.25%
Expenses net of fee waivers, if any	.75% A	.81%	1.00%	1.00%	1.02%	1.20%
Expenses net of all reductions	.74% A	.81%	.99%	.95%	.99%	1.16%
Net investment income (loss)	.46% A	(.12)%	(.33)%	.07% G	(.31)% H	(.77)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 266,822	$ 301,225	$ 441,312	$ 349,982	$ 77,658	$ 60,660
Portfolio turnover rate F	140% A	245%	178%	173%	220%	94%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.18)%.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.44)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

Six months ended July 31, 2008

Year ended January 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 12.22	$ 14.33
Income from Investment Operations
Net investment income (loss) D	.03	-I
Net realized and unrealized gain (loss)	(.58)	(1.32)
Total from investment operations	(.55)	(1.32)
Distributions from net realized gain	-	(.79)
Redemption fees added to paid in capitalD,I	-	-
Net asset value, end of period	$ 11.67	$ 12.22
Total Return B,C	(4.50)%	(9.74)%
Ratios to Average Net Assets E,H
Expenses before reductions	.65% A	.72% A
Expenses net of fee waivers, if any	.65% A	.72% A
Expenses net of all reductions	.64% A	.72% A
Net investment income (loss)	.56% A	(.03)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 221	$ 182
Portfolio turnover rate F	140% A	245%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2008 (Unaudited)

1. Organization.

Fidelity Large Cap Value Fund, Fidelity Mid Cap Value Fund, Fidelity Large Cap Growth Fund and Fidelity Mid Cap Growth Fund (the Funds) are funds of Fidelity Devonshire Trust (the trust) and are authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management company organized as a Massachusetts business trust. The Funds offer Class A, Class T, Class B, Class C, Institutional Class and Large Cap Value, Mid Cap Value, Large Cap Growth and Mid Cap Growth shares, respectively, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. Certain Funds investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, each Fund uses independent pricing services approved by the Board of Trustees to value their investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Funds are subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Funds' fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of July 31, 2008, for each Fund's investments is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE) normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Funds' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Fidelity Large Cap Value Fund	$ 1,519,119,430	$ 90,457,059	$ (135,212,004)	$ (44,754,945)
Fidelity Mid Cap Value Fund	798,909,441	46,452,647	(62,031,794)	(15,579,147)
Fidelity Large Cap Growth Fund	135,217,977	4,379,275	(6,996,746)	(2,617,471)
Fidelity Mid Cap Growth Fund	297,611,728	22,597,705	(28,308,065)	(5,710,360)

Short-Term Trading (Redemption) Fees. Shares held in the Fidelity Mid Cap value Fund and Fidelity Mid Cap Growth Fund less than 30 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Funds and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Large Cap Value Fund	1,698,126,323	1,655,056,297
Fidelity Mid Cap Value Fund	936,364,115	971,742,697
Fidelity Large Cap Growth Fund	264,714,959	280,674,750
Fidelity Mid Cap Growth Fund	206,044,385	231,217,336

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee for the funds is subject to a performance adjustment (up to a maximum ± .20% of each applicable Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on each applicable Fund's relative investment performance of the asset-weighted return of all classes as compared to an appropriate benchmark index. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets, including the performance adjustment, if applicable was as follows:

	Individual Rate	Group Rate	Total
Fidelity Large Cap Value Fund	.30%	.26%	.58%
Fidelity Mid Cap Value Fund	.30%	.26%	.53%
Fidelity Large Cap Growth Fund	.30%	.26%	.35%
Fidelity Mid Cap Growth Fund	.30%	.26%	.32%

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

Fidelity Large Cap Value Fund	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 18,714	$ 7,119
Class T	.25%	.25%	15,198	206
Class B	.75%	.25%	8,840	6,710
Class C	.75%	.25%	7,195	3,816
			$ 49,947	$ 17,851
Fidelity Mid Cap Value Fund
Class A	0%	.25%	$ 9,800	$ 4,108
Class T	.25%	.25%	9,714	188
Class B	.75%	.25%	6,181	4,739
Class C	.75%	.25%	8,390	5,134
			$ 34,085	$ 14,169
Fidelity Large Cap Growth Fund
Class A	0%	.25%	$ 1,816	$ 149
Class T	.25%	.25%	1,516	252
Class B	.75%	.25%	3,307	2,583
Class C	.75%	.25%	4,435	2,730
			$ 11,074	$ 5,714

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

Fidelity Mid Cap Growth Fund	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 2,711	$ 244
Class T	.25%	.25%	2,154	171
Class B	.75%	.25%	2,042	1,642
Class C	.75%	.25%	4,310	3,054
			$ 11,217	$ 5,111

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Fidelity Large Cap Value Fund	Retained by FDC
Class A	$ 9,035
Class T	1,766
Class B*	1,222
Class C*	393
$ 12,416
Fidelity Mid Cap Value Fund
Class A	$ 5,323
Class T	1,009
Class B*	1,276
Class C*	517
$ 8,125
Fidelity Large Cap Growth Fund
Class A	$ 3,965
Class T	541
Class B*	441
Class C*	258
$ 5,205
Fidelity Mid Cap Growth Fund
Class A	$ 1,980
Class T	328
Class B*	245
Class C*	285
$ 2,838

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of each Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

Fidelity Large Cap Value Fund	Amount	% of Average Net Assets*
Class A	$ 24,967.33
Class T	11,999.39
Class B	4,158.47
Class C	2,307.32
Large Cap Value	1,801,376.25
Institutional Class	1,674.24
	$ 1,846,481

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

Fidelity Mid Cap Value Fund	Amount	% of Average Net Assets*
Class A	$ 11,726.30
Class T	5,954.31
Class B	1,862.30
Class C	2,379.28
Mid Cap Value	950,559.27
Institutional Class	2,163.29
	$ 974,643
Fidelity Large Cap Growth Fund
Class A	$ 2,195.30
Class T	1,022.34
Class B	1,024.31
Class C	1,374.31
Large Cap Growth	213,429.30
Institutional Class	362.22
	$ 219,406
Fidelity Mid Cap Growth Fund
Class A	$ 3,269.30
Class T	1,329.30
Class B	623.31
Class C	1,317.31
Mid Cap Growth	436,196.30
Institutional Class	257.18
	$ 442,991

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Large Cap Value Fund	$ 10,555
Fidelity Mid Cap Value Fund	9,021
Fidelity Large Cap Growth Fund	23,664
Fidelity Mid Cap Growth Fund	6,765

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Large Cap Value Fund	Borrower	$ 22,119,400	3.14%	$ 9,651

Semiannual Report

7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Amount
Fidelity Large Cap Value Fund	$ 1,529
Fidelity Mid Cap Value Fund	759
Fidelity Large Cap Growth Fund	154
Fidelity Mid Cap Growth Fund	319

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

9. Bank Borrowings.

Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. At period end, there were no bank borrowings outstanding. Each applicable Fund's activity in this program during the period for which loans were outstanding was as follows:

	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Mid Cap Growth Fund	$ 40,479,250	3.45%	$ 15,528

10. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Fidelity Large Cap Value Fund
Class T	1.50%	$ 943
Class B	2.00%	954

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Expense Reductions - continued

In addition, FMR voluntarily agreed to reimburse a portion of certain fund's existing class' operating expenses. During the period, this reimbursement reduced certain fund's existing class' expenses by the following amounts:

Reimbursement from adviser
Fidelity Large Cap Value Fund Large Cap Value	$ 18,780
Fidelity Mid Cap Value Fund Mid Cap Value	19,225
Fidelity Large Cap Growth Fund Large Cap Growth	17,248
Fidelity Mid Cap Growth Fund Mid Cap Growth	17,132

Many of the brokers with whom FMR places trades on behalf of certain Funds provided services to these Funds in addition to trade execution. These services included payments of expenses on behalf of each applicable Fund. In addition, through arrangements with each applicable Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service Arrangements	Custody expense reduction	Transfer Agent expense reduction
Fidelity Large Cap Value Fund	$ -	$ -	$ -
Large Cap Value	-	-	10,392
Institutional Class	-	-	1
Fidelity Mid Cap Value Fund	-	-	-
Class A	-	-	110
Mid Cap Value	-	-	3,726
Institutional Class	-	-	19
Fidelity Large Cap Growth Fund	-	-	-
Large Cap Growth	-	-	2,337
Fidelity Mid Cap Growth Fund	9,016	35	-
Mid Cap Growth	-	-	4,434

11. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid each fund the following amounts, which is recorded in each applicable Fund's accompanying Statement of Operations:

Amount
Fidelity Large Cap Value Fund	$ 12,127
Fidelity Mid Cap Value Fund	23,107
Fidelity Large Cap Growth Fund	14,068
Fidelity Mid Cap Growth Fund	16,394

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

Semiannual Report

12. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2008	Year ended January 31, 2008A
Fidelity Large Cap Value Fund
From net investment income
Class A	$ -	$ 75,483
Class T	-	44,031
Class B	-	824
Class C	-	4,115
Large Cap Value	-	14,152,017
Institutional Class	-	10,129
Total	$ -	$ 14,286,599
From net realized gain
Class A	$ -	$ 372,920
Class T	-	317,190
Class B	-	97,442
Class C	-	51,607
Large Cap Value	-	89,854,195
Institutional Class	-	40,324
Total	$ -	$ 90,733,678
Fidelity Mid Cap Value Fund
From net investment income
Class A	$ 1	$ 18,691
Class T	-	5,836
Class B	-	259
Class C	-	66
Mid Cap Value	33	3,005,000
Institutional Class	-	7,163
Total	$ 34	$ 3,037,015
From net realized gain
Class A	$ 8	$ 176,774
Class T	-	106,263
Class B	-	46,244
Class C	-	67,330
Mid Cap Value	292	36,700,729
Institutional Class	-	43,114
Total	$ 300	$ 37,140,454
Fidelity Large Cap Growth Fund
From net realized gain
Class A	$ -	$ 123,133
Class T	-	101,048
Class B	-	40,430
Class C	-	75,734
Large Cap Growth	-	18,196,705
Institutional Class	-	35,354
Total	$ -	$ 18,572,404
Fidelity Mid Cap Growth Fund
From net realized gain
Class A	$ -	$ 100,774
Class T	-	34,957
Class B	-	25,358
Class C	-	40,118
Mid Cap Growth	-	21,697,261
Institutional Class	-	11,029
Total	$ -	$ 21,909,497

A Distributions for Class A,T,B,C and Institutional are for the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

13. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended July 31, 2008	Year ended January 31, 2008A	Six months ended July 31, 2008	Year ended January 31, 2008A
Fidelity Large Cap Value Fund
Class A
Shares sold	941,198	1,045,290	$ 12,417,423	$ 16,232,942
Reinvestment of distributions	-	29,393	-	423,574
Shares redeemed	(139,194)	(352,749)	(1,839,425)	(5,365,826)
Net increase (decrease)	802,004	721,934	$ 10,577,998	$ 11,290,690
Class T
Shares sold	148,527	935,752	$ 1,939,182	$ 14,740,653
Reinvestment of distributions	-	24,935	-	359,076
Shares redeemed	(92,055)	(518,994)	(1,207,561)	(7,932,251)
Net increase (decrease)	56,472	441,693	$ 731,621	$ 7,167,478
Class B
Shares sold	47,114	315,386	$ 613,592	$ 4,951,665
Reinvestment of distributions	-	6,739	-	97,191
Shares redeemed	(46,715)	(184,721)	(611,824)	(2,835,906)
Net increase (decrease)	399	137,404	$ 1,768	$ 2,212,950
Class C
Shares sold	73,133	138,185	$ 957,601	$ 2,136,503
Reinvestment of distributions	-	3,506	-	50,496
Shares redeemed	(19,822)	(52,323)	(258,211)	(788,391)
Net increase (decrease)	53,311	89,368	$ 699,390	$ 1,398,608
Large Cap Value
Shares sold	19,017,432	52,779,386	$ 247,931,565	$ 813,954,360
Reinvestment of distributions	-	7,056,478	-	102,030,422
Shares redeemed	(17,444,386)	(40,898,915)	(226,198,513)	(619,081,485)
Net increase (decrease)	1,573,046	18,936,949	$ 21,733,052	$ 296,903,297
Institutional Class
Shares sold	93,170	92,735	$ 1,215,296	$ 1,397,015
Reinvestment of distributions	-	3,477	-	50,127
Shares redeemed	(31,343)	(17,951)	(414,747)	(257,652)
Net increase (decrease)	61,827	78,261	$ 800,549	$ 1,189,490
Fidelity Mid Cap Value Fund
Class A
Shares sold	239,549	615,995	$ 3,554,727	$ 10,540,942
Reinvestment of distributions	1	11,024	9	178,558
Shares redeemed	(127,744)	(132,358)	(1,911,029)	(2,195,988)
Net increase (decrease)	111,806	494,661	$ 1,643,707	$ 8,523,512
Class T
Shares sold	62,483	325,063	$ 934,026	$ 5,643,056
Reinvestment of distributions	-	6,694	-	108,412
Shares redeemed	(42,763)	(84,728)	(646,906)	(1,422,111)
Net increase (decrease)	19,720	247,029	$ 287,120	$ 4,329,357
Class B
Shares sold	10,655	204,574	$ 157,211	$ 3,623,364
Reinvestment of distributions	-	2,791	-	45,364
Shares redeemed	(20,900)	(120,358)	(308,918)	(2,068,797)
Net increase (decrease)	(10,245)	87,007	$ (151,707)	$ 1,599,931
Class C
Shares sold	25,278	168,571	$ 372,239	$ 2,987,730
Reinvestment of distributions	-	3,136	-	50,659
Shares redeemed	(24,359)	(61,027)	(364,240)	(991,710)
Net increase (decrease)	919	110,680	$ 7,999	$ 2,046,679

Semiannual Report

13. Share Transactions - continued

	Shares		Dollars
	Six months ended July 31, 2008	Year ended January 31, 2008A	Six months ended July 31, 2008	Year ended January 31, 2008A
Mid Cap Value
Shares sold	4,482,448	34,123,012	$ 66,611,184	$ 603,742,926
Reinvestment of distributions	20	2,338,406	325	38,409,538
Shares redeemed	(7,178,563)	(27,133,004)	(106,799,806)	(462,055,715)
Net increase (decrease)	(2,696,095)	9,328,414	$ (40,188,297)	$ 180,096,749
Institutional Class
Shares sold	93,751	102,472	$ 1,409,800	$ 1,790,525
Reinvestment of distributions	-	3,101	-	50,277
Shares redeemed	(63,262)	(9,162)	(941,870)	(148,581)
Net increase (decrease)	30,489	96,411	$ 467,930	$ 1,692,221
Fidelity Large Cap Growth Fund
Class A
Shares sold	94,817	165,474	$ 904,368	$ 1,900,337
Reinvestment of distributions	-	10,979	-	116,895
Shares redeemed	(48,122)	(44,281)	(461,181)	(486,246)
Net increase (decrease)	46,695	132,172	$ 443,187	$ 1,530,986
Class T
Shares sold	17,798	167,227	$ 170,100	$ 1,920,600
Reinvestment of distributions	-	9,490	-	101,048
Shares redeemed	(77,079)	(65,269)	(733,179)	(790,917)
Net increase (decrease)	(59,281)	111,448	$ (563,079)	$ 1,230,731
Class B
Shares sold	32,437	55,847	$ 308,769	$ 636,287
Reinvestment of distributions	-	3,795	-	40,430
Shares redeemed	(12,159)	(4,405)	(114,881)	(49,003)
Net increase (decrease)	20,278	55,237	$ 193,888	$ 627,714
Class C
Shares sold	33,241	106,310	$ 314,776	$ 1,230,146
Reinvestment of distributions	-	6,439	-	68,402
Shares redeemed	(39,539)	(16,516)	(369,090)	(191,737)
Net increase (decrease)	(6,298)	96,233	$ (54,314)	$ 1,106,811
Large Cap Growth
Shares sold	2,397,094	5,794,783	$ 22,888,048	$ 66,845,422
Reinvestment of distributions	-	1,665,396	-	17,914,862
Shares redeemed	(4,167,182)	(7,903,937)	(39,494,047)	(90,877,571)
Net increase (decrease)	(1,770,088)	(443,758)	$ (16,605,999)	$ (6,117,287)
Institutional Class
Shares sold	11,560	38,550	$ 112,676	$ 453,557
Reinvestment of distributions	-	3,006	-	32,121
Shares redeemed	(14,149)	(2,488)	(136,646)	(28,969)
Net increase (decrease)	(2,589)	39,068	$ (23,970)	$ 456,709
Fidelity Mid Cap Growth Fund
Class A
Shares sold	89,808	165,234	$ 1,095,325	$ 2,326,735
Reinvestment of distributions	-	7,218	-	97,305
Shares redeemed	(30,470)	(13,557)	(382,087)	(186,849)
Net increase (decrease)	59,338	158,895	$ 713,238	$ 2,237,191
Class T
Shares sold	109,460	54,813	$ 1,287,117	$ 796,065
Reinvestment of distributions	-	2,601	-	34,957
Shares redeemed	(6,724)	(8,726)	(81,567)	(121,838)
Net increase (decrease)	102,736	48,688	$ 1,205,550	$ 709,184

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

13. Share Transactions - continued

	Shares		Dollars
	Six months ended July 31, 2008	Year ended January 31, 2008A	Six months ended July 31, 2008	Year ended January 31, 2008A
Fidelity Mid Cap Growth Fund - continued
Class B
Shares sold	12,697	35,917	$ 156,660	$ 516,488
Reinvestment of distributions	-	1,882	-	25,182
Shares redeemed	(11,027)	(3,583)	(129,069)	(47,283)
Net increase (decrease)	1,670	34,216	$ 27,591	$ 494,387
Class C
Shares sold	36,946	59,795	$ 450,126	$ 849,458
Reinvestment of distributions	-	2,811	-	37,643
Shares redeemed	(16,147)	(4,934)	(195,336)	(66,440)
Net increase (decrease)	20,799	57,672	$ 254,790	$ 820,661
Mid Cap Growth
Shares sold	2,825,997	7,994,956	$ 34,718,642	$ 114,388,509
Reinvestment of distributions	-	1,580,341	-	21,334,599
Shares redeemed	(4,591,264)	(15,751,578)	(56,100,304)	(217,016,915)
Net increase (decrease)	(1,765,267)	(6,176,281)	$ (21,381,662)	$ (81,293,807)
Institutional Class
Shares sold	8,941	14,080	$ 107,207	$ 199,943
Reinvestment of distributions	-	816	-	11,029
Shares redeemed	(4,925)	-	(58,989)	-
Net increase (decrease)	4,016	14,896	$ 48,218	$ 210,972

A Share transactions for class A,T,B,C and Institutional are for the period February 13, 2007(commencement of sale of shares) to January 31, 2008.

Semiannual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on May 14, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	19,168,714,035.81	95.156
Withheld	975,735,597.80	4.844
TOTAL	20,144,449,633.61	100.000
Dennis J. Dirks
Affirmative	19,240,086,030.73	95.511
Withheld	904,363,602.88	4.489
TOTAL	20,144,449,633.61	100.000
Edward C. Johnson 3d
Affirmative	19,112,872,629.50	94.879
Withheld	1,031,577,004.11	5.121
TOTAL	20,144,449,633.61	100.000
Alan J. Lacy
Affirmative	19,235,726,089.08	95.489
Withheld	908,723,544.53	4.511
TOTAL	20,144,449,633.61	100.000
Ned C. Lautenbach
Affirmative	19,222,897,529.62	95.425
Withheld	921,552,103.99	4.575
TOTAL	20,144,449,633.61	100.000
Joseph Mauriello
Affirmative	19,230,998,021.17	95.465
Withheld	913,451,612.44	4.535
TOTAL	20,144,449,633.61	100.000
Cornelia M. Small
Affirmative	19,230,719,307.28	95.464
Withheld	913,730,326.33	4.536
TOTAL	20,144,449,633.61	100.000
William S. Stavropoulos
Affirmative	19,176,025,996.91	95.193
Withheld	968,423,636.70	4.807
TOTAL	20,144,449,633.61	100.000
David M. Thomas
Affirmative	19,235,961,520.61	95.490
Withheld	908,488,113.00	4.510
TOTAL	20,144,449,633.61	100.000
Michael E. Wiley
Affirmative	19,227,633,661.54	95.449
Withheld	916,815,972.07	4.551
TOTAL	20,144,449,633.61	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	14,638,958,851.46	72.670
Against	4,052,976,662.82	20.120
Abstain	994,605,492.84	4.937
Broker Non-Votes	457,908,626.49	2.273
TOTAL	20,144,449,633.61	100.000
A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Large Cap Growth Fund

Fidelity Large Cap Value Fund

Fidelity Mid Cap Growth Fund

Fidelity Mid Cap Value Fund

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (Japan) Inc. and Fidelity Management & Research (Hong Kong) Limited, as well as amendments to each fund's agreement with Fidelity Management & Research (U.K.) Inc.

In considering whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board further considered that Fidelity voluntarily pays for market data out of its own resources.

Semiannual Report

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance for the retail class, as well as each fund's relative investment performance for the retail class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, the cumulative total returns of the retail class, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. (The Advisor classes of the funds had less than one year of performance as of December 31, 2007.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Fidelity Large Cap Growth Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Large Cap Growth (retail class) of the fund was in the fourth quartile for the one- and three-year periods and the third quartile for the five-year period. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions that may be taken by FMR to improve the fund's disappointing performance relative to its peer group and benchmark. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Large Cap Value Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Large Cap Value (retail class) of the fund was in the second quartile for the one-year period and the first quartile for the three- and five-year periods. The Board also stated that the investment performance of Fidelity Large Cap Value (retail class) of the fund compared favorably to its benchmark for all the periods shown.

Fidelity Mid Cap Growth Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Mid Cap Growth (retail class) of the fund was in the fourth quartile for the one- and three-year periods and the third quartile for the five-year period. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions that may be taken by FMR to improve the fund's disappointing performance relative to its peer group and benchmark. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

Semiannual Report

Fidelity Mid Cap Value Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Mid Cap Value (retail class) of the fund was in the second quartile for the one- and five-year periods and the first quartile for the three-year period. The Board also stated that the investment performance of Fidelity Mid Cap Value (retail class) of the fund compared favorably to its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return was lower than its benchmark.

The Board also considered that each fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for each fund's shareholders and helps to more closely align the interests of FMR and each fund's shareholders.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared. The Board also considered supplemental information about how each fund's management fee and total expenses ranked relative to groups based on Lipper classifications, which take into account a fund's market capitalization and style.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to a fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 9% would mean that 91% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked and the impact of a fund's performance adjustment, is also included in the charts and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Large Cap Growth Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007. The Board also noted the effect of the fund's positive performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Fidelity Large Cap Value Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007. The Board also noted the effect of the fund's positive performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Semiannual Report

Fidelity Mid Cap Growth Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Fidelity Mid Cap Value Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the total expenses of each class of each fund, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of each fund's performance adjustment. As part of its review, the Board also considered current and historical total expenses of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board noted that each fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes of each fund vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

The Board noted that each of Class A, Class B, Institutional Class, and Fidelity Large Cap Growth (retail class) of Fidelity Large Cap Growth Fund ranked below its competitive median for the period, the total expenses of Class C ranked equal to its competitive median for the period, and the total expenses of Class T ranked above its competitive median for the period. The Board considered that the total expenses of Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class.

The Board noted that each of Class A, Class B, Class C, Institutional Class, and Fidelity Large Cap Value (retail class) of Fidelity Large Cap Value Fund ranked below its competitive median for the period and the total expenses of Class T ranked above its competitive median for the period. The Board considered that the total expenses of Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class.

The Board noted that each of Class A, Class B, Class C, Institutional Class, and Fidelity Mid Cap Growth (retail class) of Fidelity Mid Cap Growth Fund ranked below its competitive median for the period and the total expenses of Class T ranked above its competitive median for the period. The Board considered that the total expenses of Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class.

The Board noted that each of Class A, Class B, Class C, Institutional Class, and Fidelity Mid Cap Value (retail class) of Fidelity Mid Cap Value Fund ranked below its competitive median for the period and the total expenses of Class T ranked above its competitive median for the period. The Board considered that the total expenses of Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that each fund's total expenses were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures and rationale for recommending different fees among categories of funds; and (vi) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations
Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Citibank, N.A.
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

LMC-USAN-0908
1.789297.105

Fidelity Advisor Large Cap Value
Class A, Class T, Class B, and Class C

Fidelity Advisor Mid Cap Value
Class A, Class T, Class B, and Class C

Fidelity Advisor Large Cap Growth
Class A, Class T, Class B, and Class C

Fidelity Advisor Mid Cap Growth
Class A, Class T, Class B, and Class C
Funds

Semiannual Report

July 31, 2008

Each Class A, Class T, Class B, and Class C
are classes of
Fidelity® Large Cap Value,
Fidelity Mid Cap Value,
Fidelity Large Cap Growth, and
Fidelity Mid Cap Growth
Funds

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.

Fidelity Advisor Large Cap Value Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Fidelity Advisor Mid Cap Value Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Fidelity Advisor Large Cap Growth Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Fidelity Advisor Mid Cap Growth Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Notes	<Click Here>	Notes to the Financial Statements
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

Dear Shareholder:

Domestic and international securities markets have struggled thus far in 2008. High-grade fixed-income investments produced modestly positive results, but many stock benchmarks suffered double-digit losses through the first half of this year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2008 to July 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value February 1, 2008	Ending Account Value July 31, 2008	Expenses Paid During Period* February 1, 2008 to July 31, 2008
Fidelity Large Cap Value Fund
Class A
Actual	$ 1,000.00	$ 905.50	$ 5.78
HypotheticalA	$ 1,000.00	$ 1,018.80	$ 6.12
Class T
Actual	$ 1,000.00	$ 903.90	$ 7.10
HypotheticalA	$ 1,000.00	$ 1,017.40	$ 7.52
Class B
Actual	$ 1,000.00	$ 901.80	$ 9.46
HypotheticalA	$ 1,000.00	$ 1,014.92	$ 10.02
Class C
Actual	$ 1,000.00	$ 901.60	$ 9.22
HypotheticalA	$ 1,000.00	$ 1,015.17	$ 9.77
Large Cap Value
Actual	$ 1,000.00	$ 907.10	$ 4.22
HypotheticalA	$ 1,000.00	$ 1,020.44	$ 4.47
Institutional Class
Actual	$ 1,000.00	$ 906.90	$ 4.17
HypotheticalA	$ 1,000.00	$ 1,020.49	$ 4.42
	Beginning Account Value February 1, 2008	Ending Account Value July 31, 2008	Expenses Paid During Period* February 1, 2008 to July 31, 2008
Fidelity Mid Cap Value Fund
Class A
Actual	$ 1,000.00	$ 952.80	$ 5.58
HypotheticalA	$ 1,000.00	$ 1,019.14	$ 5.77
Class T
Actual	$ 1,000.00	$ 950.80	$ 6.84
HypotheticalA	$ 1,000.00	$ 1,017.85	$ 7.07
Class B
Actual	$ 1,000.00	$ 949.30	$ 9.26
HypotheticalA	$ 1,000.00	$ 1,015.37	$ 9.57
Class C
Actual	$ 1,000.00	$ 949.30	$ 9.16
HypotheticalA	$ 1,000.00	$ 1,015.47	$ 9.47
Mid Cap Value
Actual	$ 1,000.00	$ 954.30	$ 4.23
HypotheticalA	$ 1,000.00	$ 1,020.54	$ 4.37
Institutional Class
Actual	$ 1,000.00	$ 953.50	$ 4.37
HypotheticalA	$ 1,000.00	$ 1,020.39	$ 4.52
Fidelity Large Cap Growth Fund
Class A
Actual	$ 1,000.00	$ 942.10	$ 5.07
HypotheticalA	$ 1,000.00	$ 1,019.64	$ 5.27
Class T
Actual	$ 1,000.00	$ 940.10	$ 6.46
HypotheticalA	$ 1,000.00	$ 1,018.20	$ 6.72
Class B
Actual	$ 1,000.00	$ 937.90	$ 8.67
HypotheticalA	$ 1,000.00	$ 1,015.91	$ 9.02
Class C
Actual	$ 1,000.00	$ 937.90	$ 8.72
HypotheticalA	$ 1,000.00	$ 1,015.86	$ 9.07
Large Cap Growth
Actual	$ 1,000.00	$ 943.40	$ 3.72
HypotheticalA	$ 1,000.00	$ 1,021.03	$ 3.87
Institutional Class
Actual	$ 1,000.00	$ 943.30	$ 3.43
HypotheticalA	$ 1,000.00	$ 1,021.33	$ 3.57
Fidelity Mid Cap Growth Fund
Class A
Actual	$ 1,000.00	$ 952.40	$ 4.90
HypotheticalA	$ 1,000.00	$ 1,019.84	$ 5.07
Class T
Actual	$ 1,000.00	$ 951.40	$ 6.11
HypotheticalA	$ 1,000.00	$ 1,018.60	$ 6.32
Class B
Actual	$ 1,000.00	$ 948.70	$ 8.58
HypotheticalA	$ 1,000.00	$ 1,016.06	$ 8.87
	Beginning Account Value February 1, 2008	Ending Account Value July 31, 2008	Expenses Paid During Period* February 1, 2008 to July 31, 2008
Fidelity Mid Cap Growth Fund - continued
Class C
Actual	$ 1,000.00	$ 949.50	$ 8.53
HypotheticalA	$ 1,000.00	$ 1,016.11	$ 8.82
Mid Cap Growth
Actual	$ 1,000.00	$ 954.10	$ 3.64
HypotheticalA	$ 1,000.00	$ 1,021.13	$ 3.77
Institutional Class
Actual	$ 1,000.00	$ 955.00	$ 3.16
HypotheticalA	$ 1,000.00	$ 1,021.63	$ 3.27

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below) ; multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period).

Annualized Expense Ratio
Fidelity Large Cap Value Fund
Class A	1.22%
Class T	1.50%
Class B	2.00%
Class C	1.95%
Large Cap Value	.89%
Institutional Class	.88%
Fidelity Mid Cap Value Fund
Class A	1.15%
Class T	1.41%
Class B	1.91%
Class C	1.89%
Mid Cap Value	.87%
Institutional Class	.90%
Fidelity Large Cap Growth Fund
Class A	1.05%
Class T	1.34%
Class B	1.80%
Class C	1.81%
Large Cap Growth	.77%
Institutional Class	.71%
Fidelity Mid Cap Growth Fund
Class A	1.01%
Class T	1.26%
Class B	1.77%
Class C	1.76%
Mid Cap Growth	.75%
Institutional Class	.65%

Semiannual Report

Fidelity Large Cap Value Fund

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	4.7	4.3
AT&T, Inc.	3.1	3.8
General Electric Co.	3.1	3.4
ConocoPhillips	3.0	3.1
Bank of America Corp.	3.0	2.4
Chevron Corp.	2.9	2.7
Johnson & Johnson	2.6	1.4
JPMorgan Chase & Co.	2.6	3.0
Pfizer, Inc.	2.3	1.5
Goldman Sachs Group, Inc.	2.1	1.9
	29.4
Top Five Market Sectors as of July 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.2	30.7
Energy	16.2	15.6
Health Care	11.7	7.6
Industrials	10.4	10.6
Consumer Discretionary	8.6	7.3
Asset Allocation (% of fund's net assets)
As of July 31, 2008*		As of January 31, 2008**
	Stocks 99.5%		Stocks 99.7%
	Short-Term Investments and Net Other Assets 0.5%		Short-Term Investments and Net Other Assets 0.3%
* Foreign investments	7.1%	** Foreign investments	5.3%

Semiannual Report

Fidelity Large Cap Value Fund

Investments July 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 8.6%
Auto Components - 0.6%
The Goodyear Tire & Rubber Co. (a)	399,600	$ 7,844,148
Diversified Consumer Services - 1.1%
Apollo Group, Inc. Class A (non-vtg.) (a)	113,100	7,044,999
H&R Block, Inc.	318,500	7,749,105
		14,794,104
Hotels, Restaurants & Leisure - 1.1%
McDonald's Corp.	266,200	15,916,098
Household Durables - 1.3%
Leggett & Platt, Inc.	218,400	4,258,800
NVR, Inc. (a)	18,900	10,438,848
Whirlpool Corp.	51,100	3,868,270
		18,565,918
Leisure Equipment & Products - 0.6%
Hasbro, Inc.	220,000	8,518,400
Media - 0.6%
DreamWorks Animation SKG, Inc. Class A (a)	264,800	7,864,560
Multiline Retail - 0.5%
Big Lots, Inc. (a)(d)	247,300	7,532,758
Specialty Retail - 0.5%
Best Buy Co., Inc.	180,200	7,157,544
Textiles, Apparel & Luxury Goods - 2.3%
Hanesbrands, Inc. (a)	239,600	5,137,024
NIKE, Inc. Class B	187,300	10,990,764
Phillips-Van Heusen Corp.	204,200	7,228,680
VF Corp.	115,600	8,274,648
		31,631,116
TOTAL CONSUMER DISCRETIONARY		119,824,646
CONSUMER STAPLES - 7.9%
Beverages - 2.1%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	379,600	8,168,992
Dr Pepper Snapple Group, Inc. (a)	288,200	5,957,094
Molson Coors Brewing Co. Class B	288,700	15,581,139
		29,707,225
Food & Staples Retailing - 2.0%
BJ's Wholesale Club, Inc. (a)(d)	183,900	6,901,767
CVS Caremark Corp.	240,400	8,774,600
SUPERVALU, Inc.	497,400	12,743,388
		28,419,755
Food Products - 1.1%
Del Monte Foods Co.	861,700	7,315,833
Tyson Foods, Inc. Class A (d)	513,800	7,655,620
		14,971,453
Household Products - 1.6%
Procter & Gamble Co.	328,300	21,497,084

	Shares	Value
Tobacco - 1.1%
Altria Group, Inc.	776,300	$ 15,797,705
TOTAL CONSUMER STAPLES		110,393,222
ENERGY - 16.2%
Energy Equipment & Services - 3.2%
Helmerich & Payne, Inc.	189,000	11,175,570
Nabors Industries Ltd. (a)	286,300	10,438,498
National Oilwell Varco, Inc. (a)	85,300	6,707,139
Patterson-UTI Energy, Inc. (d)	275,200	7,821,184
Tidewater, Inc. (d)	131,900	7,906,086
		44,048,477
Oil, Gas & Consumable Fuels - 13.0%
Chevron Corp. (d)	475,700	40,225,192
Cimarex Energy Co.	149,800	7,806,078
ConocoPhillips	517,800	42,262,836
El Paso Corp.	490,200	8,789,286
Exxon Mobil Corp.	808,200	65,003,527
Hess Corp.	67,500	6,844,500
Valero Energy Corp.	332,801	11,118,881
		182,050,300
TOTAL ENERGY		226,098,777
FINANCIALS - 26.2%
Capital Markets - 4.3%
Goldman Sachs Group, Inc.	160,000	29,446,400
Invesco Ltd.	362,600	8,444,954
Janus Capital Group, Inc.	234,900	7,126,866
Morgan Stanley	273,600	10,801,728
State Street Corp.	64,700	4,635,108
		60,455,056
Commercial Banks - 5.0%
Associated Banc-Corp.	236,700	3,950,523
Fifth Third Bancorp (d)	642,100	8,970,137
Huntington Bancshares, Inc. (d)	803,200	5,638,464
PNC Financial Services Group, Inc.	273,700	19,512,073
Wachovia Corp.	493,400	8,521,018
Wells Fargo & Co.	752,900	22,790,283
		69,382,498
Consumer Finance - 1.0%
Capital One Financial Corp. (d)	345,000	14,441,700
Diversified Financial Services - 5.6%
Bank of America Corp.	1,276,500	41,996,850
JPMorgan Chase & Co.	868,900	35,303,407
		77,300,257
Insurance - 7.8%
American International Group, Inc.	524,700	13,668,435
Assurant, Inc.	228,300	13,725,396
Endurance Specialty Holdings Ltd.	240,500	7,359,300
Hartford Financial Services Group, Inc.	180,800	11,460,912
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Loews Corp.	328,100	$ 14,620,136
MetLife, Inc.	237,600	12,062,952
PartnerRe Ltd.	108,400	7,622,688
RenaissanceRe Holdings Ltd.	287,600	14,630,212
The Travelers Companies, Inc.	298,900	13,187,468
		108,337,499
Real Estate Investment Trusts - 1.9%
Annaly Capital Management, Inc.	592,300	8,925,961
CapitalSource, Inc. (d)	685,900	7,970,158
Public Storage	116,500	9,540,185
		26,436,304
Thrifts & Mortgage Finance - 0.6%
Hudson City Bancorp, Inc.	475,600	8,684,456
TOTAL FINANCIALS		365,037,770
HEALTH CARE - 11.7%
Biotechnology - 1.6%
Amgen, Inc. (a)	359,700	22,528,011
Health Care Equipment & Supplies - 2.3%
Baxter International, Inc.	166,200	11,402,982
Covidien Ltd.	257,800	12,694,072
Hill-Rom Holdings, Inc.	274,100	7,699,469
		31,796,523
Health Care Providers & Services - 1.2%
Humana, Inc. (a)	191,600	8,413,156
Universal Health Services, Inc. Class B	141,000	8,547,420
		16,960,576
Life Sciences Tools & Services - 0.8%
Thermo Fisher Scientific, Inc. (a)	181,400	10,978,328
Pharmaceuticals - 5.8%
Johnson & Johnson	529,000	36,220,630
Pfizer, Inc.	1,740,200	32,489,534
Wyeth	306,300	12,411,276
		81,121,440
TOTAL HEALTH CARE		163,384,878
INDUSTRIALS - 10.4%
Aerospace & Defense - 1.7%
Northrop Grumman Corp.	185,900	12,527,801
Raytheon Co.	206,400	11,750,352
		24,278,153
Building Products - 0.9%
Lennox International, Inc.	338,600	12,088,020
Industrial Conglomerates - 5.0%
General Electric Co.	1,536,600	43,470,414

	Shares	Value
Tyco International Ltd.	398,900	$ 17,774,984
Walter Industries, Inc.	81,100	8,504,957
		69,750,355
Machinery - 2.0%
Cummins, Inc.	108,700	7,211,158
Flowserve Corp.	84,800	11,307,232
Ingersoll-Rand Co. Ltd. Class A	248,100	8,931,600
		27,449,990
Road & Rail - 0.8%
Ryder System, Inc. (d)	170,800	11,265,968
TOTAL INDUSTRIALS		144,832,486
INFORMATION TECHNOLOGY - 3.4%
Computers & Peripherals - 1.9%
Hewlett-Packard Co.	158,800	7,114,240
International Business Machines Corp.	112,600	14,410,548
Western Digital Corp. (a)(d)	201,100	5,789,669
		27,314,457
Electronic Equipment & Instruments - 1.0%
Tyco Electronics Ltd.	408,700	13,544,318
IT Services - 0.5%
Accenture Ltd. Class A	170,500	7,120,080
TOTAL INFORMATION TECHNOLOGY		47,978,855
MATERIALS - 4.4%
Chemicals - 1.2%
CF Industries Holdings, Inc.	42,700	6,979,742
The Mosaic Co.	73,800	9,388,098
		16,367,840
Containers & Packaging - 0.7%
Owens-Illinois, Inc. (a)	228,500	9,651,840
Metals & Mining - 2.5%
Cleveland-Cliffs, Inc.	76,800	8,325,888
Freeport-McMoRan Copper & Gold, Inc. Class B	152,900	14,793,075
United States Steel Corp.	76,900	12,331,684
		35,450,647
TOTAL MATERIALS		61,470,327
TELECOMMUNICATION SERVICES - 5.0%
Diversified Telecommunication Services - 5.0%
AT&T, Inc.	1,414,262	43,573,412
Verizon Communications, Inc.	756,600	25,754,664
		69,328,076
UTILITIES - 5.7%
Electric Utilities - 2.3%
Entergy Corp.	71,400	7,634,088
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Corp.	161,500	$ 11,878,325
FPL Group, Inc.	195,100	12,589,803
		32,102,216
Gas Utilities - 1.6%
Energen Corp.	177,400	10,679,480
Questar Corp.	203,100	10,739,928
		21,419,408
Independent Power Producers & Energy Traders - 1.1%
Mirant Corp. (a)(d)	237,000	7,254,570
NRG Energy, Inc. (a)	228,100	8,277,749
		15,532,319
Multi-Utilities - 0.7%
Public Service Enterprise Group, Inc.	240,900	10,069,620
TOTAL UTILITIES		79,123,563
TOTAL COMMON STOCKS (Cost $1,404,021,523)		1,387,472,600
Money Market Funds - 5.9%

Fidelity Cash Central Fund, 2.35% (b)	10,098,735	10,098,735
Fidelity Securities Lending Cash Central Fund, 2.37% (b)(c)	72,785,150	72,785,150
TOTAL MONEY MARKET FUNDS (Cost $82,883,885)		82,883,885
Cash Equivalents - 0.3%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 2.07%, dated 7/31/08 due 8/1/08 (Collateralized by U.S. Treasury Obligations) # (Cost $4,008,000)	$ 4,008,231	$ 4,008,000
TOTAL INVESTMENT PORTFOLIO - 105.7% (Cost $1,490,913,408)	1,474,364,485
NET OTHER ASSETS - (5.7)%	(79,787,858)
NET ASSETS - 100%	$ 1,394,576,627
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$4,008,000 due 8/01/08 at 2.07%
Banc of America Securities LLC	$ 797,073
Barclays Capital, Inc.	1,114,905
ING Financial Markets LLC	891,924
Lehman Brothers, Inc.	1,204,098
$ 4,008,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 139,508
Fidelity Securities Lending Cash Central Fund	167,245
Total	$ 306,753
Other Information

The following is a summary of the inputs used, as of July 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,474,364,485	$ 1,470,356,485	$ 4,008,000	$ -
Income Tax Information
The fund intends to elect to defer to its fiscal year ending January 31, 2009 approximately $42,711,239 of losses recognized during the period November 1, 2007 to January 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Large Cap Value Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2008 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $69,721,690 and repurchase agreements of $4,008,000) - See accompanying schedule: Unaffiliated issuers (cost $1,408,029,523)	$ 1,391,480,600
Fidelity Central Funds (cost $82,883,885)	82,883,885
Total Investments (cost $1,490,913,408)		$ 1,474,364,485
Cash		422
Receivable for investments sold		20,158,415
Receivable for fund shares sold		1,384,944
Dividends receivable		1,704,226
Distributions receivable from Fidelity Central Funds		49,321
Prepaid expenses		1,969
Total assets		1,497,663,782

Liabilities
Payable for investments purchased	$ 28,038,112
Payable for fund shares redeemed	1,192,549
Accrued management fee	652,811
Distribution fees payable	9,093
Other affiliated payables	344,564
Other payables and accrued expenses	64,876
Collateral on securities loaned, at value	72,785,150
Total liabilities		103,087,155

Net Assets		$ 1,394,576,627
Net Assets consist of:
Paid in capital		$ 1,574,399,278
Undistributed net investment income		10,208,420
Accumulated undistributed net realized gain (loss) on investments		(173,482,148)
Net unrealized appreciation (depreciation) on investments		(16,548,923)
Net Assets		$ 1,394,576,627

Statement of Assets and Liabilities - continued

July 31, 2008 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($18,677,458 ÷ 1,523,938 shares)	$ 12.26

Maximum offering price per share (100/94.25 of $12.26)	$ 13.01
Class T: Net Asset Value and redemption price per share ($6,092,537 ÷ 498,165 shares)	$ 12.23

Maximum offering price per share (100/96.50 of $12.23)	$ 12.67
Class B: Net Asset Value and offering price per share ($1,681,915 ÷ 137,803 shares)A	$ 12.21

Class C: Net Asset Value and offering price per share ($1,739,764 ÷ 142,679 shares)A	$ 12.19

Large Cap Value: Net Asset Value, offering price and redemption price per share ($1,364,664,363 ÷ 110,897,330 shares)	$ 12.31

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,720,590 ÷ 140,088 shares)	$ 12.28

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended July 31, 2008 (Unaudited)
Investment Income
Dividends		$ 16,456,824
Interest		7,684
Income from Fidelity Central Funds (including $167,245 from security lending)		306,753
Total income		16,771,261

Expenses
Management fee Basic fee	$ 4,092,994
Performance adjustment	145,141
Transfer agent fees	1,846,481
Distribution fees	49,947
Accounting and security lending fees	236,693
Custodian fees and expenses	19,659
Independent trustees' compensation	3,224
Registration fees	57,257
Audit	25,454
Legal	2,633
Interest	9,651
Miscellaneous	104,777
Total expenses before reductions	6,593,911
Expense reductions	(31,070)	6,562,841
Net investment income (loss)		10,208,420
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(115,021,873)
Change in net unrealized appreciation (depreciation) on investment securities		(38,606,484)
Net gain (loss)		(153,628,357)
Net increase (decrease) in net assets resulting from operations		$ (143,419,937)

Statement of Changes in Net Assets

	Six months ended July 31, 2008 (Unaudited)	Year ended January 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,208,420	$ 18,940,963
Net realized gain (loss)	(115,021,873)	18,026,031
Change in net unrealized appreciation (depreciation)	(38,606,484)	(121,407,791)
Net increase (decrease) in net assets resulting from operations	(143,419,937)	(84,440,797)
Distributions to shareholders from net investment income	-	(14,286,599)
Distributions to shareholders from net realized gain	-	(90,733,678)
Total distributions	-	(105,020,277)
Share transactions - net increase (decrease)	34,544,378	320,162,513
Total increase (decrease) in net assets	(108,875,559)	130,701,439

Net Assets
Beginning of period	1,503,452,186	1,372,750,747
End of period (including undistributed net investment income of $10,208,420 and undistributed net investment income of $4,864,259, respectively)	$ 1,394,576,627	$ 1,503,452,186

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended July 31, 2008

Year ended January 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 13.54	$ 15.41
Income from Investment Operations
Net investment income (loss) D	.07	.12
Net realized and unrealized gain (loss)	(1.35)	(1.00)
Total from investment operations	(1.28)	(.88)
Distributions from net investment income	-	(.12)
Distributions from net realized gain	-	(.87)
Total distributions	-	(.99)
Net asset value, end of period	$ 12.26	$ 13.54
Total Return B,C	(9.45)%	(6.04)%
Ratios to Average Net Assets E,H
Expenses before reductions	1.22% A	1.22% A
Expenses net of fee waivers, if any	1.22% A	1.22% A
Expenses net of all reductions	1.22% A	1.22% A
Net investment income (loss)	1.06% A	.81% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,677	$ 9,774
Portfolio turnover rate F	227% A	204%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class T

Six months ended July 31, 2008

Year ended January 31,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 13.53	$ 15.41
Income from Investment Operations
Net investment income (loss) E	.05	.08
Net realized and unrealized gain (loss)	(1.35)	(1.01)
Total from investment operations	(1.30)	(.93)
Distributions from net investment income	-	(.08)
Distributions from net realized gain	-	(.87)
Total distributions	-	(.95)
Net asset value, end of period	$ 12.23	$ 13.53
Total Return B,C,D	(9.61)%	(6.34)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.53% A	1.47% A
Expenses net of fee waivers, if any	1.50% A	1.47% A
Expenses net of all reductions	1.50% A	1.47% A
Net investment income (loss)	.78% A	.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,093	$ 5,976
Portfolio turnover rate G	227% A	204%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended July 31, 2008

Year ended January 31,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 13.54	$ 15.41
Income from Investment Operations
Net investment income (loss) E	.02	.01
Net realized and unrealized gain (loss)	(1.35)	(1.00)
Total from investment operations	(1.33)	(.99)
Distributions from net investment income	-	(.01)
Distributions from net realized gain	-	(.87)
Total distributions	-	(.88)
Net asset value, end of period	$ 12.21	$ 13.54
Total Return B,C,D	(9.82)%	(6.74)%
Ratios to Average Net Assets F,I
Expenses before reductions	2.11% A	1.99% A
Expenses net of fee waivers, if any	2.00% A	1.99% A
Expenses net of all reductions	2.00% A	1.99% A
Net investment income (loss)	.28% A	.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,682	$ 1,860
Portfolio turnover rate G	227% A	204%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class C

Six months ended July 31, 2008

Year ended January 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 13.52	$ 15.41
Income from Investment Operations
Net investment income (loss) D	.02	.01
Net realized and unrealized gain (loss)	(1.35)	(.98)
Total from investment operations	(1.33)	(.97)
Distributions from net investment income	-	(.05)
Distributions from net realized gain	-	(.87)
Total distributions	-	(.92)
Net asset value, end of period	$ 12.19	$ 13.52
Total Return B,C	(9.84)%	(6.61)%
Ratios to Average Net Assets E,H
Expenses before reductions	1.95% A	1.94% A
Expenses net of fee waivers, if any	1.95% A	1.94% A
Expenses net of all reductions	1.95% A	1.94% A
Net investment income (loss)	.33% A	.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,740	$ 1,208
Portfolio turnover rate F	227% A	204%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the contingent deferred sales charge.

D C alculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Large Cap Value

Six months ended July 31, 2008

Years ended January 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 13.57	$ 15.19	$ 13.62	$ 12.04	$ 10.64	$ 8.17
Income from Investment Operations
Net investment income (loss)D	.09	.18	.16	.17	.09 G	.09
Net realized and unrealized gain (loss)	(1.35)	(.80)	1.80	1.87	1.47	2.47
Total from investment operations	(1.26)	(.62)	1.96	2.04	1.56	2.56
Distributions from net investment income	-	(.13)	(.13)	(.11)	(.05)	(.09)
Distributions from net realized gain	-	(.87)	(.26)	(.35)	(.11)	-
Total distributions	-	(1.00)	(.39)	(.46)	(.16)	(.09)
Redemption fees added to paid in capital	-	-	- I,J	- I	- I	- I
Net asset value, end of period	$ 12.31	$ 13.57	$ 15.19	$ 13.62	$ 12.04	$ 10.64
Total Return B,C	(9.29)%	(4.39)%	14.63%	17.09%	14.68%	31.44%
Ratios to Average Net Assets E,H
Expenses before reductions	.89% A	.86%	.89%	.89%	1.07%	1.45%
Expenses net of fee waivers, if any	.89% A	.85%	.89%	.89%	1.07%	1.20%
Expenses net of all reductions	.88% A	.85%	.89%	.84%	1.05%	1.18%
Net investment income (loss)	1.40% A	1.18%	1.10%	1.32%	.79%	.99%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,364,664	$ 1,483,574	$ 1,372,751	$ 569,109	$ 177,004	$ 25,168
Portfolio turnover rate F	227% A	204%	164%	175%	170%	72%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .59%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J The redemption fee was eliminated during the year January 31, 2007.

Financial Highlights - Institutional Class

Six months ended July 31, 2008

Year ended January 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 13.54	$ 15.41
Income from Investment Operations
Net investment income (loss) D	.09	.17
Net realized and unrealized gain (loss)	(1.35)	(1.02)
Total from investment operations	(1.26)	(.85)
Distributions from net investment income	-	(.15)
Distributions from net realized gain	-	(.87)
Total distributions	-	(1.02)
Net asset value, end of period	$ 12.28	$ 13.54
Total Return B,C	(9.31)%	(5.82)%
Ratios to Average Net Assets E,H
Expenses before reductions	.88% A	.85% A
Expenses net of fee waivers, if any	.88% A	.85% A
Expenses net of all reductions	.88% A	.84% A
Net investment income (loss)	1.41% A	1.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,721	$ 1,060
Portfolio turnover rate F	227% A	204%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the Portfolio activity of any underlying Fidelity Central Funds.

G For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Mid Cap Value Fund

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Edison International	1.9	2.1
OGE Energy Corp.	1.6	0.7
Questar Corp.	1.6	1.7
Assurant, Inc.	1.6	1.6
Ingersoll-Rand Co. Ltd. Class A	1.5	0.9
RenaissanceRe Holdings Ltd.	1.5	1.5
NRG Energy, Inc.	1.4	1.4
Energen Corp.	1.4	1.6
Molson Coors Brewing Co. Class B	1.4	1.0
Public Storage	1.4	0.8
	15.3
Top Five Market Sectors as of July 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	30.2	30.0
Consumer Discretionary	13.7	13.1
Utilities	12.1	14.0
Industrials	8.3	10.4
Energy	7.5	8.1
Asset Allocation (% of fund's net assets)
As of July 31, 2008*		As of January 31, 2008**
	Stocks 99.5%		Stocks 99.7%
	Short-Term Investments and Net Other Assets 0.5%		Short-Term Investments and Net Other Assets 0.3%
* Foreign investments	9.0%	** Foreign investments	13.1%

Semiannual Report

Fidelity Mid Cap Value Fund

Investments July 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 13.7%
Auto Components - 0.8%
The Goodyear Tire & Rubber Co. (a)	273,600	$ 5,370,768
Diversified Consumer Services - 1.5%
Apollo Group, Inc. Class A (non-vtg.) (a)	56,100	3,494,469
H&R Block, Inc.	281,300	6,844,029
		10,338,498
Hotels, Restaurants & Leisure - 0.5%
Burger King Holdings, Inc.	124,600	3,343,018
Household Durables - 4.0%
Jarden Corp. (a)	170,200	4,089,906
Leggett & Platt, Inc.	420,600	8,201,700
NVR, Inc. (a)(d)	13,900	7,677,248
Whirlpool Corp. (d)	91,800	6,949,260
		26,918,114
Leisure Equipment & Products - 1.1%
Hasbro, Inc.	194,300	7,523,296
Media - 1.2%
DreamWorks Animation SKG, Inc. Class A (a)	120,600	3,581,820
Virgin Media, Inc. (d)	395,600	4,438,632
		8,020,452
Multiline Retail - 0.8%
Big Lots, Inc. (a)(d)	181,300	5,522,398
Specialty Retail - 0.8%
Ross Stores, Inc.	144,500	5,485,220
Textiles, Apparel & Luxury Goods - 3.0%
Hanesbrands, Inc. (a)(d)	215,000	4,609,600
Phillips-Van Heusen Corp.	189,400	6,704,760
VF Corp.	128,800	9,219,504
		20,533,864
TOTAL CONSUMER DISCRETIONARY		93,055,628
CONSUMER STAPLES - 7.2%
Beverages - 3.2%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	263,500	5,670,520
Dr Pepper Snapple Group, Inc. (a)	179,000	3,699,930
Molson Coors Brewing Co. Class B	181,000	9,768,570
PepsiAmericas, Inc. (d)	111,844	2,647,347
		21,786,367
Food & Staples Retailing - 1.9%
BJ's Wholesale Club, Inc. (a)(d)	120,200	4,511,106
SUPERVALU, Inc.	324,200	8,306,004
		12,817,110
Food Products - 1.8%
Del Monte Foods Co.	880,400	7,474,596
Tyson Foods, Inc. Class A (d)	338,300	5,040,670
		12,515,266

	Shares	Value
Personal Products - 0.3%
Bare Escentuals, Inc. (a)(d)	174,700	$ 2,016,038
TOTAL CONSUMER STAPLES		49,134,781
ENERGY - 7.5%
Energy Equipment & Services - 5.4%
ENSCO International, Inc.	72,300	4,998,822
Helmerich & Payne, Inc.	119,700	7,077,861
Nabors Industries Ltd. (a)	163,300	5,953,918
Oil States International, Inc. (a)	68,600	3,764,768
Patterson-UTI Energy, Inc. (d)	192,000	5,456,640
Pride International, Inc. (a)	98,800	3,829,488
Tidewater, Inc. (d)	99,400	5,958,036
		37,039,533
Oil, Gas & Consumable Fuels - 2.1%
Cimarex Energy Co.	131,500	6,852,465
El Paso Corp.	394,500	7,073,385
		13,925,850
TOTAL ENERGY		50,965,383
FINANCIALS - 30.2%
Capital Markets - 2.0%
Invesco Ltd.	279,700	6,514,213
Janus Capital Group, Inc.	117,200	3,555,848
T. Rowe Price Group, Inc.	60,200	3,602,970
		13,673,031
Commercial Banks - 4.5%
Associated Banc-Corp.	255,600	4,265,964
Cullen/Frost Bankers, Inc.	88,800	4,683,312
Fifth Third Bancorp (d)	482,100	6,734,937
Huntington Bancshares, Inc. (d)	734,400	5,155,488
Synovus Financial Corp.	477,100	4,537,221
Zions Bancorp (d)	166,100	4,861,747
		30,238,669
Consumer Finance - 1.3%
Discover Financial Services (d)	617,800	9,050,770
Insurance - 10.6%
Allied World Assurance Co. Holdings Ltd.	156,000	6,491,160
American Financial Group, Inc.	158,900	4,603,333
Assurant, Inc.	176,500	10,611,180
Axis Capital Holdings Ltd.	220,400	6,982,272
CNA Financial Corp.	136,200	3,635,178
Endurance Specialty Holdings Ltd.	240,300	7,353,180
Everest Re Group Ltd.	103,700	8,482,660
Genworth Financial, Inc. Class A (non-vtg.)	573,100	9,152,407
PartnerRe Ltd.	71,400	5,020,848
RenaissanceRe Holdings Ltd.	197,800	10,062,086
		72,394,304
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - 8.6%
Alexandria Real Estate Equities, Inc.	53,600	$ 5,534,736
Annaly Capital Management, Inc.	546,700	8,238,769
Boston Properties, Inc.	81,700	7,858,723
CapitalSource, Inc. (d)	361,800	4,204,116
Douglas Emmett, Inc.	202,000	4,753,060
ProLogis Trust	134,200	6,559,696
Public Storage	114,400	9,368,216
SL Green Realty Corp. (d)	64,800	5,400,432
UDR, Inc.	264,000	6,742,560
		58,660,308
Thrifts & Mortgage Finance - 3.2%
Astoria Financial Corp.	184,700	4,131,739
Hudson City Bancorp, Inc.	483,400	8,826,884
People's United Financial, Inc.	253,200	4,299,336
Washington Federal, Inc.	231,000	4,296,600
		21,554,559
TOTAL FINANCIALS		205,571,641
HEALTH CARE - 5.1%
Health Care Equipment & Supplies - 0.7%
Hill-Rom Holdings, Inc. (d)	170,300	4,783,727
Health Care Providers & Services - 1.7%
Humana, Inc. (a)	116,900	5,133,079
Universal Health Services, Inc. Class B	74,300	4,504,066
Wellcare Health Plans, Inc. (a)	56,000	2,202,480
		11,839,625
Life Sciences Tools & Services - 1.3%
PerkinElmer, Inc.	165,000	4,801,500
Thermo Fisher Scientific, Inc. (a)	66,300	4,012,476
		8,813,976
Pharmaceuticals - 1.4%
Endo Pharmaceuticals Holdings, Inc. (a)	135,400	3,134,510
King Pharmaceuticals, Inc. (a)	248,100	2,855,631
Perrigo Co.	94,900	3,343,327
		9,333,468
TOTAL HEALTH CARE		34,770,796
INDUSTRIALS - 8.3%
Building Products - 1.9%
Armstrong World Industries, Inc.	175,800	5,926,218
Lennox International, Inc.	191,100	6,822,270
		12,748,488
Commercial Services & Supplies - 0.5%
The Brink's Co.	53,000	3,654,880
Industrial Conglomerates - 1.1%
Walter Industries, Inc.	69,000	7,236,030

	Shares	Value
Machinery - 3.7%
Cummins, Inc.	101,300	$ 6,720,242
Flowserve Corp.	62,400	8,320,416
Ingersoll-Rand Co. Ltd. Class A	289,100	10,407,600
		25,448,258
Road & Rail - 1.1%
Ryder System, Inc. (d)	113,800	7,506,248
TOTAL INDUSTRIALS		56,593,904
INFORMATION TECHNOLOGY - 7.3%
Communications Equipment - 0.4%
Brocade Communications Systems, Inc. (a)	369,300	2,492,775
Computers & Peripherals - 1.9%
NCR Corp. (a)	298,000	8,004,280
Western Digital Corp. (a)(d)	185,600	5,343,424
		13,347,704
Electronic Equipment & Instruments - 0.7%
Avnet, Inc. (a)	165,200	4,503,352
IT Services - 1.3%
Affiliated Computer Services, Inc. Class A (a)	93,100	4,487,420
Hewitt Associates, Inc. Class A (a)	112,600	4,149,310
		8,636,730
Office Electronics - 1.3%
Xerox Corp.	669,700	9,134,708
Software - 1.7%
Compuware Corp. (a)	229,500	2,524,500
Sybase, Inc. (a)	187,100	6,288,431
Symantec Corp. (a)	147,000	3,097,290
		11,910,221
TOTAL INFORMATION TECHNOLOGY		50,025,490
MATERIALS - 7.1%
Chemicals - 3.2%
CF Industries Holdings, Inc.	39,000	6,374,940
Chemtura Corp.	668,500	4,358,620
Lubrizol Corp.	105,300	5,243,940
Terra Industries, Inc.	117,400	6,339,600
		22,317,100
Containers & Packaging - 1.3%
Owens-Illinois, Inc. (a)	124,500	5,258,880
Rock-Tenn Co. Class A	98,662	3,507,434
		8,766,314
Metals & Mining - 2.6%
Cleveland-Cliffs, Inc.	56,900	6,168,529
Commercial Metals Co.	100,500	2,999,925
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Reliance Steel & Aluminum Co.	76,400	$ 4,825,424
Steel Dynamics, Inc.	112,300	3,557,664
		17,551,542
TOTAL MATERIALS		48,634,956
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 1.0%
CenturyTel, Inc.	96,200	3,577,678
Embarq Corp.	65,800	3,011,666
		6,589,344
UTILITIES - 12.1%
Electric Utilities - 2.4%
Allegheny Energy, Inc.	74,000	3,581,600
Edison International	262,300	12,679,583
		16,261,183
Gas Utilities - 3.0%
Energen Corp.	163,600	9,848,720
Questar Corp.	203,100	10,739,928
		20,588,648
Independent Power Producers & Energy Traders - 3.0%
Constellation Energy Group, Inc.	48,200	4,008,312
Mirant Corp. (a)(d)	218,400	6,685,224
NRG Energy, Inc. (a)(d)	276,900	10,048,701
		20,742,237
Multi-Utilities - 3.7%
MDU Resources Group, Inc.	282,500	9,014,575

	Shares	Value
OGE Energy Corp.	329,100	$ 10,768,152
Wisconsin Energy Corp.	119,500	5,391,840
		25,174,567
TOTAL UTILITIES		82,766,635
TOTAL COMMON STOCKS (Cost $687,355,692)		678,108,558
Money Market Funds - 15.4%

Fidelity Cash Central Fund, 2.35% (b)	4,820,036	4,820,036
Fidelity Securities Lending Cash Central Fund, 2.37% (b)(c)	100,401,700	100,401,700
TOTAL MONEY MARKET FUNDS (Cost $105,221,736)		105,221,736
TOTAL INVESTMENT PORTFOLIO - 114.9% (Cost $792,577,428)	783,330,294
NET OTHER ASSETS - (14.9)%	(101,875,666)
NET ASSETS - 100%	$ 681,454,628
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 57,536
Fidelity Securities Lending Cash Central Fund	173,877
Total	$ 231,413
Other Information

The following is a summary of the inputs used, as of July 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 783,330,294	$ 783,330,294	$ -	$ -
Income Tax Information
The fund intends to elect to defer to its fiscal year ending January 31, 2009 approximately $31,051,104 of losses recognized during the period November 1, 2007 to January 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Mid Cap Value Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2008 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $96,249,779) - See accompanying schedule: Unaffiliated issuers (cost $687,355,692)	$ 678,108,558
Fidelity Central Funds (cost $105,221,736)	105,221,736
Total Investments (cost $792,577,428)		$ 783,330,294
Receivable for investments sold		11,269,885
Receivable for fund shares sold		326,990
Dividends receivable		93,690
Distributions receivable from Fidelity Central Funds		44,081
Prepaid expenses		1,064
Other receivables		6
Total assets		795,066,010

Liabilities
Payable for investments purchased	$ 11,327,241
Payable for fund shares redeemed	1,340,438
Accrued management fee	306,429
Distribution fees payable	5,538
Other affiliated payables	182,818
Other payables and accrued expenses	47,218
Collateral on securities loaned, at value	100,401,700
Total liabilities		113,611,382

Net Assets		$ 681,454,628
Net Assets consist of:
Paid in capital		$ 760,724,908
Undistributed net investment income		2,735,973
Accumulated undistributed net realized gain (loss) on investments		(72,759,119)
Net unrealized appreciation (depreciation) on investments		(9,247,134)
Net Assets		$ 681,454,628

Statement of Assets and Liabilities - continued

July 31, 2008 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($8,694,262 ÷ 606,467 shares)	$ 14.34

Maximum offering price per share (100/94.25 of $14.34)	$ 15.21
Class T: Net Asset Value and redemption price per share ($3,815,574 ÷ 266,749 shares)	$ 14.30

Maximum offering price per share (100/96.50 of $14.30)	$ 14.82
Class B: Net Asset Value and offering price per share ($1,092,096 ÷ 76,762 shares)A	$ 14.23

Class C: Net Asset Value and offering price per share ($1,586,479 ÷ 111,599 shares)A	$ 14.22

Mid Cap Value: Net Asset Value, offering price and redemption price per share ($664,443,902 ÷ 46,151,826 shares)	$ 14.40

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,822,315 ÷ 126,900 shares)	$ 14.36

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Mid Cap Value Fund
Financial Statements - continued

Statement of Operations

	Six months ended July 31, 2008 (Unaudited)

Investment Income
Dividends		$ 5,682,498
Interest		4,009
Income from Fidelity Central Funds (including $173,877 from security lending)		231,413
Total income		5,917,920

Expenses
Management fee Basic fee	$ 2,018,748
Performance adjustment	(108,484)
Transfer agent fees	974,643
Distribution fees	34,085
Accounting and security lending fees	133,941
Custodian fees and expenses	18,684
Independent trustees' compensation	1,602
Registration fees	43,439
Audit	24,620
Legal	1,330
Miscellaneous	62,385
Total expenses before reductions	3,204,993
Expense reductions	(23,080)	3,181,913
Net investment income (loss)		2,736,007
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(37,247,495)
Change in net unrealized appreciation (depreciation) on investment securities		1,088,001
Net gain (loss)		(36,159,494)
Net increase (decrease) in net assets resulting from operations		$ (33,423,487)

Statement of Changes in Net Assets

	Six months ended July 31, 2008 (Unaudited)	Year ended January 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,736,007	$ 4,221,007
Net realized gain (loss)	(37,247,495)	(3,216,421)
Change in net unrealized appreciation (depreciation)	1,088,001	(85,150,820)
Net increase (decrease) in net assets resulting from operations	(33,423,487)	(84,146,234)
Distributions to shareholders from net investment income	(34)	(3,037,015)
Distributions to shareholders from net realized gain	(300)	(37,140,454)
Total distributions	(334)	(40,177,469)
Share transactions - net increase (decrease)	(37,933,248)	198,288,449
Redemption fees	4,737	47,852
Total increase (decrease) in net assets	(71,352,332)	74,012,598

Net Assets
Beginning of period	752,806,960	678,794,362
End of period (including undistributed net investment income of $2,735,973 and undistributed net investment income of $1,465,714, respectively)	$ 681,454,628	$ 752,806,960

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended July 31, 2008

Year ended January 31,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 15.05	$ 17.63
Income from Investment Operations
Net investment income (loss) E	.04	.03
Net realized and unrealized gain (loss)	(.75)	(1.78)
Total from investment operations	(.71)	(1.75)
Distributions from net investment income	-	(.06)
Distributions from net realized gain	-	(.77)
Total distributions	-	(.83)
Redemption fees added to paid in capitalE,J	-	-
Net asset value, end of period	$ 14.34	$ 15.05
Total Return B,C,D	(4.72)%	(10.28)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.15% A	1.14% A
Expenses net of fee waivers, if any	1.15% A	1.14% A
Expenses net of all reductions	1.15% A	1.13% A
Net investment income (loss)	.48% A	.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,694	$ 7,445
Portfolio turnover rate G	261% A	264%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

Financial Highlights - Class T

Six months ended July 31, 2008

Year ended January 31,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 15.04	$ 17.63
Income from Investment Operations
Net investment income (loss) E	.02	(.02)
Net realized and unrealized gain (loss)	(.76)	(1.76)
Total from investment operations	(.74)	(1.78)
Distributions from net investment income	-	(.04)
Distributions from net realized gain	-	(.77)
Total distributions	-	(.81)
Redemption fees added to paid in capitalE,J	-	-
Net asset value, end of period	$ 14.30	$ 15.04
Total Return B,C,D	(4.92)%	(10.46)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.41% A	1.39% A
Expenses net of fee waivers, if any	1.41% A	1.39% A
Expenses net of all reductions	1.41% A	1.39% A
Net investment income (loss)	.22% A	(.10)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,816	$ 3,714
Portfolio turnover rate G	261% A	264%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended July 31, 2008

Year ended January 31,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 14.99	$ 17.63
Income from Investment Operations
Net investment income (loss) E	(.02)	(.10)
Net realized and unrealized gain (loss)	(.74)	(1.76)
Total from investment operations	(.76)	(1.86)
Distributions from net investment income	-	(.01)
Distributions from net realized gain	-	(.77)
Total distributions	-	(.78)
Redemption fees added to paid in capitalE,J	-	-
Net asset value, end of period	$ 14.23	$ 14.99
Total Return B,C,D	(5.07)%	(10.88)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.91% A	1.89% A
Expenses net of fee waivers, if any	1.91% A	1.89% A
Expenses net of all reductions	1.91% A	1.89% A
Net investment income (loss)	(.28)% A	(.59)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,092	$ 1,304
Portfolio turnover rate G	261% A	264%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

Financial Highlights - Class C

Six months ended July 31, 2008

Year ended January 31,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 14.98	$ 17.63
Income from Investment Operations
Net investment income (loss) E	(.02)	(.10)
Net realized and unrealized gain (loss)	(.74)	(1.77)
Total from investment operations	(.76)	(1.87)
Distributions from net investment income	-	(.01)
Distributions from net realized gain	-	(.77)
Total distributions	-	(.78)
Redemption fees added to paid in capitalE,J	-	-
Net asset value, end of period	$ 14.22	$ 14.98
Total Return B,C,D	(5.07)%	(10.94)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.89% A	1.90% A
Expenses net of fee waivers, if any	1.89% A	1.90% A
Expenses net of all reductions	1.89% A	1.90% A
Net investment income (loss)	(.26)% A	(.60)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,586	$ 1,658
Portfolio turnover rate G	261% A	264%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Mid Cap Value

Six months ended July 31, 2008

Years ended January 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 15.09	$ 17.18	$ 15.65	$ 14.14	$ 12.32	$ 8.85
Income from Investment Operations
Net investment income (loss) D	.06	.08	.09	.16 G	.08	.06
Net realized and unrealized gain (loss)	(.75)	(1.34)	1.98	2.59	2.10	3.45
Total from investment operations	(.69)	(1.26)	2.07	2.75	2.18	3.51
Distributions from net investment income	-	(.06)	(.09)	(.10)	(.04)	(.04)
Distributions from net realized gain	-	(.77)	(.45)	(1.15)	(.32)	-
Total distributions	-	(.83)	(.54)	(1.24) J	(.36)	(.04)
Redemption fees added to paid in capital D,I	-	-	-	-	-	-
Net asset value, end of period	$ 14.40	$ 15.09	$ 17.18	$ 15.65	$ 14.14	$ 12.32
Total Return B,C	(4.57)%	(7.67)%	13.48%	19.97%	17.75%	39.69%
Ratios to Average Net Assets E,H
Expenses before reductions	.87% A	.83%	.84%	.86%	.91%	1.07%
Expenses net of fee waivers, if any	.87% A	.82%	.84%	.86%	.91%	1.07%
Expenses net of all reductions	.87% A	.82%	.84%	.81%	.90%	1.05%
Net investment income (loss)	.77% A	.47%	.56%	1.08% G	.59%	.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 664,444	$ 737,234	$ 678,794	$ 365,817	$ 153,231	$ 95,797
Portfolio turnover rate F	261% A	264%	187%	207%	196%	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .81%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $1.24 per share is comprised of distributions from net investment income of $0.095 and distributions from net realized gain of $1.145 per share.

Financial Highlights - Institutional Class

Six months ended July 31, 2008

Year ended January 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 15.06	$ 17.63
Income from Investment Operations
Net investment income (loss) D	.06	.07
Net realized and unrealized gain (loss)	(.76)	(1.78)
Total from investment operations	(.70)	(1.71)
Distributions from net investment income	-	(.09)
Distributions from net realized gain	-	(.77)
Total distributions	-	(.86)
Redemption fees added to paid in capitalD,I	-	-
Net asset value, end of period	$ 14.36	$ 15.06
Total Return B,C	(4.65)%	(10.06)%
Ratios to Average Net Assets E,H
Expenses before reductions	.90% A	.89% A
Expenses net of fee waivers, if any	.90% A	.89% A
Expenses net of all reductions	.89% A	.88% A
Net investment income (loss)	.74% A	.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,822	$ 1,452
Portfolio turnover rate F	261% A	264%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Large Cap Growth Fund

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
International Business Machines Corp.	4.9	0.0
Exxon Mobil Corp.	4.1	4.4
Honeywell International, Inc.	3.6	0.0
Accenture Ltd. Class A	3.4	3.3
Adobe Systems, Inc.	3.3	0.0
The Western Union Co.	3.3	2.0
McDonald's Corp.	3.2	2.6
Kroger Co.	3.2	3.0
Linear Technology Corp.	3.1	0.0
Clorox Co.	3.0	0.0
	35.1
Top Five Market Sectors as of July 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	28.6	26.0
Health Care	13.9	16.8
Industrials	13.6	14.2
Energy	11.9	7.9
Consumer Staples	11.8	10.9
Asset Allocation (% of fund's net assets)
As of July 31, 2008*		As of January 31, 2008**
	Stocks 99.7%		Stocks 99.4%
	Short-Term Investments and Net Other Assets 0.3%		Short-Term Investments and Net Other Assets 0.6%
* Foreign investments	3.8%	** Foreign investments	4.4%

Semiannual Report

Fidelity Large Cap Growth Fund

Investments July 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 9.2%
Hotels, Restaurants & Leisure - 3.2%
McDonald's Corp.	68,800	$ 4,113,552
Household Durables - 1.0%
NVR, Inc. (a)	2,400	1,325,568
Leisure Equipment & Products - 1.2%
Hasbro, Inc.	39,000	1,510,080
Multiline Retail - 0.5%
Big Lots, Inc. (a)	19,300	587,878
Specialty Retail - 2.3%
Ross Stores, Inc.	36,000	1,366,560
Urban Outfitters, Inc. (a)	45,600	1,505,256
		2,871,816
Textiles, Apparel & Luxury Goods - 1.0%
Hanesbrands, Inc. (a)(d)	59,900	1,284,256
TOTAL CONSUMER DISCRETIONARY		11,693,150
CONSUMER STAPLES - 11.8%
Food & Staples Retailing - 6.5%
Kroger Co.	143,400	4,055,352
Wal-Mart Stores, Inc.	40,400	2,368,248
Walgreen Co.	16,500	566,610
Whole Foods Market, Inc. (d)	52,800	1,170,576
		8,160,786
Household Products - 4.5%
Clorox Co.	70,600	3,847,700
Energizer Holdings, Inc. (a)	25,900	1,847,706
		5,695,406
Personal Products - 0.8%
Alberto-Culver Co.	38,900	1,043,687
TOTAL CONSUMER STAPLES		14,899,879
ENERGY - 11.9%
Energy Equipment & Services - 4.6%
ENSCO International, Inc.	18,300	1,265,262
Rowan Companies, Inc.	57,200	2,276,560
Tidewater, Inc. (d)	30,600	1,834,164
Unit Corp. (a)	6,100	412,055
		5,788,041
Oil, Gas & Consumable Fuels - 7.3%
El Paso Corp.	91,000	1,631,630
Exxon Mobil Corp.	65,200	5,244,036
Hess Corp.	7,600	770,640
Occidental Petroleum Corp.	21,500	1,694,845
		9,341,151
TOTAL ENERGY		15,129,192

	Shares	Value
FINANCIALS - 4.4%
Capital Markets - 2.3%
Charles Schwab Corp.	99,900	$ 2,286,711
Janus Capital Group, Inc.	22,800	691,752
		2,978,463
Insurance - 1.6%
AFLAC, Inc.	36,000	2,001,960
Thrifts & Mortgage Finance - 0.5%
Hudson City Bancorp, Inc.	32,500	593,450
TOTAL FINANCIALS		5,573,873
HEALTH CARE - 13.9%
Biotechnology - 5.5%
Biogen Idec, Inc. (a)	52,500	3,662,400
Gilead Sciences, Inc. (a)	62,400	3,368,352
		7,030,752
Health Care Equipment & Supplies - 0.9%
Edwards Lifesciences Corp. (a)	19,100	1,197,188
Health Care Providers & Services - 2.0%
Express Scripts, Inc. (a)	35,700	2,518,278
Life Sciences Tools & Services - 2.7%
Techne Corp. (a)	42,600	3,387,552
Pharmaceuticals - 2.8%
Johnson & Johnson	51,400	3,519,358
TOTAL HEALTH CARE		17,653,128
INDUSTRIALS - 13.6%
Aerospace & Defense - 7.9%
Honeywell International, Inc.	88,900	4,519,676
Precision Castparts Corp.	4,700	439,121
Rockwell Collins, Inc.	28,100	1,396,289
The Boeing Co.	60,900	3,721,599
		10,076,685
Commercial Services & Supplies - 0.3%
Manpower, Inc.	8,100	388,800
Construction & Engineering - 1.6%
Fluor Corp.	13,000	1,057,550
KBR, Inc.	35,700	1,017,450
		2,075,000
Industrial Conglomerates - 0.4%
McDermott International, Inc. (a)	9,600	457,632
Machinery - 3.1%
AGCO Corp. (a)	16,200	969,570
Manitowoc Co., Inc.	52,700	1,389,172
Parker Hannifin Corp.	25,500	1,572,840
		3,931,582
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 0.3%
Landstar System, Inc.	7,200	$ 364,176
TOTAL INDUSTRIALS		17,293,875
INFORMATION TECHNOLOGY - 28.6%
Communications Equipment - 1.5%
QUALCOMM, Inc.	34,500	1,909,230
Computers & Peripherals - 5.5%
International Business Machines Corp.	49,000	6,271,020
Western Digital Corp. (a)(d)	26,700	768,693
		7,039,713
Internet Software & Services - 0.7%
Sohu.com, Inc. (a)	10,900	822,732
IT Services - 7.9%
Accenture Ltd. Class A	104,700	4,372,272
MasterCard, Inc. Class A (d)	6,100	1,489,315
The Western Union Co.	152,400	4,212,336
		10,073,923
Semiconductors & Semiconductor Equipment - 5.9%
Altera Corp.	143,300	3,145,435
Linear Technology Corp.	127,200	3,949,560
National Semiconductor Corp.	15,600	326,820
		7,421,815
Software - 7.1%
Activision Blizzard, Inc. (a)	48,100	1,730,638
Adobe Systems, Inc. (a)	102,900	4,254,915
Microsoft Corp.	118,100	3,037,532
		9,023,085
TOTAL INFORMATION TECHNOLOGY		36,290,498
MATERIALS - 4.2%
Chemicals - 1.5%
Air Products & Chemicals, Inc.	3,300	314,193
E.I. du Pont de Nemours & Co.	7,500	328,575
Monsanto Co.	5,500	655,105
Praxair, Inc.	3,400	318,682
The Mosaic Co.	2,500	318,025
		1,934,580
Construction Materials - 0.3%
Vulcan Materials Co. (d)	5,100	327,369
Metals & Mining - 2.1%
AK Steel Holding Corp.	6,100	387,350
Allegheny Technologies, Inc.	6,800	321,572
Cleveland-Cliffs, Inc.	3,200	346,912
Freeport-McMoRan Copper & Gold, Inc. Class B	3,300	319,275
Newmont Mining Corp.	6,300	302,148
Nucor Corp.	5,500	314,710

	Shares	Value
Southern Copper Corp.	11,200	$ 311,136
United States Steel Corp.	2,200	352,792
		2,655,895
Paper & Forest Products - 0.3%
Domtar Corp. (a)	67,800	386,460
TOTAL MATERIALS		5,304,304
TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
MetroPCS Communications, Inc. (a)	20,400	339,252
NII Holdings, Inc. (a)	5,700	311,562
		650,814
UTILITIES - 1.6%
Electric Utilities - 0.4%
Exelon Corp.	6,000	471,720
Gas Utilities - 0.5%
Equitable Resources, Inc.	6,000	313,500
Questar Corp.	5,400	285,552
		599,052
Independent Power Producers & Energy Traders - 0.2%
Dynegy, Inc. Class A (a)	48,000	323,040
Multi-Utilities - 0.2%
Public Service Enterprise Group, Inc.	7,200	300,960
Water Utilities - 0.3%
Aqua America, Inc. (d)	21,300	337,605
TOTAL UTILITIES		2,032,377
TOTAL COMMON STOCKS (Cost $128,580,662)		126,521,090
Money Market Funds - 4.8%

Fidelity Cash Central Fund, 2.35% (b)	484,791	484,791
Fidelity Securities Lending Cash Central Fund, 2.37% (b)(c)	5,594,625	5,594,625
TOTAL MONEY MARKET FUNDS (Cost $6,079,416)		6,079,416
TOTAL INVESTMENT PORTFOLIO - 104.5% (Cost $134,660,078)	132,600,506
NET OTHER ASSETS - (4.5)%	(5,695,888)
NET ASSETS - 100%	$ 126,904,618
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 14,448
Fidelity Securities Lending Cash Central Fund	28,025
Total	$ 42,473
Other Information

The following is a summary of the inputs used, as of July 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 132,600,506	$ 132,600,506	$ -	$ -
Income Tax Information
The fund intends to elect to defer to its fiscal year ending January 31, 2009 approximately $7,837,041 of losses recognized during the period November 1, 2007 to January 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Large Cap Growth Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2008 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $5,248,178) - See accompanying schedule: Unaffiliated issuers (cost $128,580,662)	$ 126,521,090
Fidelity Central Funds (cost $6,079,416)	6,079,416
Total Investments (cost $134,660,078)		$ 132,600,506
Receivable for fund shares sold		80,027
Dividends receivable		49,581
Distributions receivable from Fidelity Central Funds		5,253
Prepaid expenses		205
Other receivables		164
Total assets		132,735,736

Liabilities
Payable for fund shares redeemed	$ 124,393
Accrued management fee	37,106
Distribution fees payable	1,870
Other affiliated payables	42,278
Other payables and accrued expenses	30,846
Collateral on securities loaned, at value	5,594,625
Total liabilities		5,831,118

Net Assets		$ 126,904,618
Net Assets consist of:
Paid in capital		$ 148,945,196
Undistributed net investment income		170,970
Accumulated undistributed net realized gain (loss) on investments		(20,151,976)
Net unrealized appreciation (depreciation) on investments		(2,059,572)
Net Assets		$ 126,904,618

Statement of Assets and Liabilities - continued

July 31, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,659,607 ÷ 178,867 shares)	$ 9.28

Maximum offering price per share (100/94.25 of $9.28)	$ 9.85
Class T: Net Asset Value and redemption price per share ($482,859 ÷ 52,167 shares)	$ 9.26

Maximum offering price per share (100/96.50 of $9.26)	$ 9.60

Class B: Net Asset Value and offering price per share ($696,537 ÷ 75,515 shares)A	$ 9.22

Class C: Net Asset Value and offering price per share ($828,122 ÷ 89,935 shares)A	$ 9.21

Large Cap Growth: Net Asset Value, offering price and redemption price per share ($122,897,626 ÷ 13,177,219 shares)	$ 9.33

Institutional Class: Net Asset Value, offering price and redemption price per share ($339,867 ÷ 36,479 shares)	$ 9.32

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended July 31, 2008 (Unaudited)

Investment Income
Dividends		$ 701,657
Interest		2,091
Income from Fidelity Central Funds (including $28,025 from security lending)		42,473
Total income		746,221

Expenses
Management fee Basic fee	$ 409,094
Performance adjustment	(153,594)
Transfer agent fees	219,406
Distribution fees	11,074
Accounting and security lending fees	29,640
Custodian fees and expenses	7,159
Independent trustees' compensation	325
Registration fees	31,452
Audit	23,793
Legal	273
Miscellaneous	16,214
Total expenses before reductions	594,836
Expense reductions	(19,585)	575,251
Net investment income (loss)		170,970
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(11,493,135)
Change in net unrealized appreciation (depreciation) on investment securities		2,699,896
Net gain (loss)		(8,793,239)
Net increase (decrease) in net assets resulting from operations		$ (8,622,269)

Statement of Changes in Net Assets

	Six months ended July 31, 2008 (Unaudited)	Year ended January 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 170,970	$ (131,322)
Net realized gain (loss)	(11,493,135)	10,237,592
Change in net unrealized appreciation (depreciation)	2,699,896	(21,747,840)
Net increase (decrease) in net assets resulting from operations	(8,622,269)	(11,641,570)
Distributions to shareholders from net realized gain	-	(18,572,404)
Share transactions - net increase (decrease)	(16,610,287)	(1,164,336)
Total increase (decrease) in net assets	(25,232,556)	(31,378,310)

Net Assets
Beginning of period	152,137,174	183,515,484
End of period (including undistributed net investment income of $170,970 and undistributed net investment income of $0, respectively)	$ 126,904,618	$ 152,137,174

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended July 31, 2008

Year ended January 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 9.85	$ 11.85
Income from Investment Operations
Net investment income (loss) D	-	(.03)
Net realized and unrealized gain (loss)	(.57)	(.72)
Total from investment operations	(.57)	(.75)
Distributions from net realized gain	-	(1.25)
Net asset value, end of period	$ 9.28	$ 9.85
Total Return B,C	(5.79)%	(6.99)%
Ratios to Average Net Assets E,H
Expenses before reductions	1.05% A	1.20% A
Expenses net of fee waivers, if any	1.05% A	1.20% A
Expenses net of all reductions	1.05% A	1.20% A
Net investment income (loss)	(.03)% A	(.29)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,660	$ 1,302
Portfolio turnover rate F	366% A	428%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class T

Six months ended July 31, 2008

Year ended January 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 9.85	$ 11.85
Income from Investment Operations
Net investment income (loss) D	(.02)	(.06)
Net realized and unrealized gain (loss)	(.57)	(.69)
Total from investment operations	(.59)	(.75)
Distributions from net realized gain	-	(1.25)
Net asset value, end of period	$ 9.26	$ 9.85
Total Return B,C	(5.99)%	(7.05)%
Ratios to Average Net Assets E,H
Expenses before reductions	1.34% A	1.47% A
Expenses net of fee waivers, if any	1.34% A	1.47% A
Expenses net of all reductions	1.34% A	1.47% A
Net investment income (loss)	(.32)% A	(.56)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 483	$ 1,097
Portfolio turnover rate F	366% A	428%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended July 31, 2008

Year ended January 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 9.83	$ 11.85
Income from Investment Operations
Net investment income (loss) D	(.04)	(.12)
Net realized and unrealized gain (loss)	(.57)	(.70)
Total from investment operations	(.61)	(.82)
Distributions from net realized gain	-	(1.20)
Net asset value, end of period	$ 9.22	$ 9.83
Total Return B,C	(6.21)%	(7.62)%
Ratios to Average Net Assets E,H
Expenses before reductions	1.80% A	1.99% A
Expenses net of fee waivers, if any	1.80% A	1.99% A
Expenses net of all reductions	1.80% A	1.99% A
Net investment income (loss)	(.79)% A	(1.07)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 697	$ 543
Portfolio turnover rate F	366% A	428%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the contingent deferred sales charge.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class C

Six months ended July 31, 2008

Year ended January 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 9.82	$ 11.85
Income from Investment Operations
Net investment income (loss) D	(.04)	(.11)
Net realized and unrealized gain (loss)	(.57)	(.70)
Total from investment operations	(.61)	(.81)
Distributions from net realized gain	-	(1.22)
Net asset value, end of period	$ 9.21	$ 9.82
Total Return B,C	(6.21)%	(7.54)%
Ratios to Average Net Assets E,H
Expenses before reductions	1.81% A	1.96% A
Expenses net of fee waivers, if any	1.81% A	1.96% A
Expenses net of all reductions	1.81% A	1.96% A
Net investment income (loss)	(.79)% A	(1.05)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 828	$ 945
Portfolio turnover rate F	366% A	428%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the contingent deferred sales charge.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Large Cap Growth

Six months ended July 31, 2008

Years ended January 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 9.89	$ 11.92	$ 11.82	$ 10.17	$ 9.21	$ 6.93
Income from Investment Operations
Net investment income (loss) D	.01	(.01)	- J	.02 G	(.01) H	(.01)
Net realized and unrealized gain (loss)	(.57)	(.77)	.37	1.87	.97	2.29
Total from investment operations	(.56)	(.78)	.37	1.89	.96	2.28
Distributions from net investment income	-	-	(.01)	-	-	-
Distributions from net realized gain	-	(1.25)	(.26)	(.24)	-	-
Total distributions	-	(1.25)	(.27)	(.24)	-	-
Redemption fees added to paid in capital	- J	- J	- J,K	- J	- J	- J
Net asset value, end of period	$ 9.33	$ 9.89	$ 11.92	$ 11.82	$ 10.17	$ 9.21
Total Return B,C	(5.66)%	(7.26)%	3.20%	18.66%	10.42%	32.90%
Ratios to Average Net Assets E,I
Expenses before reductions	.80% A	1.03%	1.10%	1.12%	1.30%	1.53%
Expenses net of fee waivers, if any	.77% A	.99%	1.00%	1.00%	1.20%	1.20%
Expenses net of all reductions	.77% A	.98%	.99%	.94%	1.13%	1.18%
Net investment income (loss)	.25% A	(.07)%	.02%	.15%	(.07)%	(.15)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 122,898	$ 147,864	$ 183,515	$ 157,513	$ 49,453	$ 23,079
Portfolio turnover rate F	366% A	428%	189%	268%	274%	81%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.07)%.

H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.32)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K The redemption fee was eliminated during the year ended January 31, 2007.

Financial Highlights - Institutional Class

Six months ended July 31, 2008

Year ended January 31,

(Unaudited)

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 9.88	$ 11.85
Income from Investment Operations
Net investment income (loss) C	.01	- H
Net realized and unrealized gain (loss)	(.57)	(.70)
Total from investment operations	(.56)	(.70)
Distributions from net realized gain	-	(1.27)
Net asset value, end of period	$ 9.32	$ 9.88
Total Return B	(5.67)%	(6.64)%
Ratios to Average Net Assets D,G
Expenses before reductions	.71% A	.88% A
Expenses net of fee waivers, if any	.71% A	.88% A
Expenses net of all reductions	.71% A	.88% A
Net investment income (loss)	.30% A	.03% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 340	$ 386
Portfolio turnover rate E	366% A	428%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Mid Cap Growth Fund

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
American Apparel, Inc.	1.8	0.0
Timminco Ltd.	1.6	0.0
Allergan, Inc.	1.0	0.5
CONSOL Energy, Inc.	1.0	0.8
Q-Cells AG	0.9	0.2
Southwestern Energy Co.	0.9	1.4
Skyworks Solutions, Inc.	0.9	0.3
Dice Holdings, Inc.	0.9	0.6
Cummins, Inc.	0.9	0.0
BJ Services Co.	0.8	0.0
	10.7
Top Five Market Sectors as of July 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	19.1	19.8
Industrials	16.2	17.1
Health Care	14.7	16.6
Energy	13.6	11.6
Consumer Discretionary	13.4	14.1
Asset Allocation (% of fund's net assets)
As of July 31, 2008*		As of January 31, 2008**
	Stocks 97.3%		Stocks 100.2%
	Convertible Securities 0.4%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 2.3%		Short-Term Investments and Net Other Assets† (0.2)%
* Foreign investments	17.1%	** Foreign investments	11.7%

† Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Fidelity Mid Cap Growth Fund

Investments July 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
CONSUMER DISCRETIONARY - 13.4%
Auto Components - 0.2%
Tenneco, Inc. (a)	32,000	$ 461,440
Automobiles - 0.4%
Fiat SpA	10,000	172,044
Renault SA	11,300	938,003
		1,110,047
Diversified Consumer Services - 1.6%
American Public Education, Inc.	21,200	963,116
Apollo Group, Inc. Class A (non-vtg.) (a)	200	12,458
Hillenbrand, Inc.	30,300	701,445
K12, Inc.	15,000	379,200
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	8,000	560,000
Princeton Review, Inc. (a)	69,296	533,579
Regis Corp.	36,900	1,032,831
Strayer Education, Inc.	100	22,270
		4,204,899
Hotels, Restaurants & Leisure - 1.1%
Bally Technologies, Inc. (a)	24,200	769,318
Buffalo Wild Wings, Inc. (a)(d)	17,400	572,982
Burger King Holdings, Inc.	28,789	772,409
Las Vegas Sands Corp. (a)(d)	2,000	91,040
Papa John's International, Inc. (a)	15,100	427,179
Peet's Coffee & Tea, Inc. (a)(d)	7,000	136,430
Starwood Hotels & Resorts Worldwide, Inc.	5,400	185,166
Texas Roadhouse, Inc. Class A (a)	14,500	134,560
		3,089,084
Household Durables - 2.0%
Centex Corp.	125,700	1,845,276
KB Home	40,100	705,359
Lennar Corp. Class A (d)	25,100	303,710
M/I Homes, Inc.	10,000	189,500
Newell Rubbermaid, Inc.	15,100	249,603
Pulte Homes, Inc. (d)	171,500	2,094,015
Ryland Group, Inc.	5,000	102,950
		5,490,413
Internet & Catalog Retail - 0.3%
Blue Nile, Inc. (a)	6,400	246,528
Priceline.com, Inc. (a)	4,599	528,655
		775,183
Leisure Equipment & Products - 0.5%
Eastman Kodak Co.	40,000	585,600
Leapfrog Enterprises, Inc. Class A (a)	39,300	376,101
Nikon Corp.	14,000	406,740
		1,368,441
Media - 1.7%
DISH Network Corp. Class A (a)	13,057	384,137
Grupo Televisa SA de CV (CPO) sponsored ADR	37,000	832,130

	Shares	Value
Regal Entertainment Group Class A (d)	67,100	$ 1,117,215
Scripps Networks Interactive, Inc. Class A	29,000	1,175,660
Virgin Media, Inc.	70,000	785,400
VisionChina Media, Inc. ADR	10,000	250,400
		4,544,942
Specialty Retail - 1.8%
Abercrombie & Fitch Co. Class A	5,000	276,100
Asbury Automotive Group, Inc.	13,100	129,821
bebe Stores, Inc.	50,000	518,500
Gamestop Corp. Class A (a)	400	16,204
Group 1 Automotive, Inc.	8,700	170,955
Limited Brands, Inc.	20,000	329,800
Lumber Liquidators, Inc.	26,500	396,970
Monro Muffler Brake, Inc.	9,700	176,637
OfficeMax, Inc.	34,800	444,048
Ross Stores, Inc.	36,300	1,377,948
Stage Stores, Inc.	700	10,374
Staples, Inc.	31,000	697,500
Tween Brands, Inc. (a)	28,700	395,199
Urban Outfitters, Inc. (a)	1,800	59,418
		4,999,474
Textiles, Apparel & Luxury Goods - 3.8%
American Apparel, Inc. (a)(d)	850,970	5,003,701
Coach, Inc. (a)	20,000	510,200
Deckers Outdoor Corp. (a)	9,800	1,107,498
FGX International Ltd.	15,000	174,000
Geox SpA (d)	10,000	111,884
Iconix Brand Group, Inc. (a)	150,000	1,800,000
Lululemon Athletica, Inc.	16,800	372,960
Polo Ralph Lauren Corp. Class A	20,500	1,212,985
Quiksilver, Inc. (a)	18,800	144,196
		10,437,424
TOTAL CONSUMER DISCRETIONARY		36,481,347
CONSUMER STAPLES - 2.4%
Beverages - 0.2%
Coca-Cola FEMSA SAB de CV sponsored ADR	11,200	635,824
Food & Staples Retailing - 0.8%
CVS Caremark Corp.	14,600	532,900
Sysco Corp.	61,100	1,732,796
		2,265,696
Food Products - 1.0%
Campbell Soup Co.	17,300	629,374
Marine Harvest ASA (a)(d)	2,400,000	1,700,322
McCormick & Co., Inc. (non-vtg.)	11,300	453,130
		2,782,826
Personal Products - 0.4%
Avon Products, Inc.	7,300	309,520
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - continued
Bare Escentuals, Inc. (a)	53,600	$ 618,544
Estee Lauder Companies, Inc. Class A	900	39,690
		967,754
TOTAL CONSUMER STAPLES		6,652,100
ENERGY - 13.6%
Energy Equipment & Services - 6.5%
Atwood Oceanics, Inc. (a)	42,000	1,928,220
BJ Services Co.	75,700	2,225,580
Cameron International Corp. (a)	1,700	81,192
Compagnie Generale de Geophysique SA (a)	5,000	195,431
Diamond Offshore Drilling, Inc.	16,700	1,992,310
ENSCO International, Inc.	25,000	1,728,500
Exterran Holdings, Inc. (a)	1,000	56,440
Global Industries Ltd. (a)	25,000	298,500
Halliburton Co.	10,000	448,200
Helix Energy Solutions Group, Inc. (a)	9,000	287,370
Hercules Offshore, Inc. (a)	44,000	1,098,680
IHS, Inc. Class A (a)	11,500	715,645
Nabors Industries Ltd. (a)	45,000	1,640,700
National Oilwell Varco, Inc. (a)	24,120	1,896,556
Petroleum Geo-Services ASA	18,800	433,845
Smith International, Inc.	23,900	1,777,682
Subsea 7, Inc. (a)	5,000	117,494
T-3 Energy Services, Inc. (a)	7,000	479,990
Transocean, Inc. (a)	961	130,725
Weatherford International Ltd. (a)	8,000	301,840
		17,834,900
Oil, Gas & Consumable Fuels - 7.1%
Alpha Natural Resources, Inc. (a)	22,300	2,206,585
Arch Coal, Inc.	29,700	1,672,407
Atlas Energy Resources LLC	1,000	35,480
Boardwalk Pipeline Partners, LP	5,700	134,862
Cameco Corp.	3,000	107,125
Canadian Natural Resources Ltd.	10,100	789,277
Chesapeake Energy Corp.	24,100	1,208,615
Concho Resources, Inc.	1,000	32,750
CONSOL Energy, Inc.	35,300	2,625,967
Copano Energy LLC	4,900	153,566
Denbury Resources, Inc. (a)	30,700	863,898
Energy Transfer Equity LP	5,200	154,544
EOG Resources, Inc.	500	50,265
Foundation Coal Holdings, Inc.	7,000	415,800
Frontier Oil Corp.	23,100	421,575
Hess Corp.	1,000	101,400
Holly Corp.	18,601	531,617
Newfield Exploration Co. (a)	2,000	97,960
OAO Gazprom sponsored ADR	8,900	422,750
Patriot Coal Corp. (a)	3,000	378,450

	Shares	Value
Peabody Energy Corp.	24,000	$ 1,623,600
Petrobank Energy & Resources Ltd. (a)	38,200	1,537,178
Southwestern Energy Co. (a)	68,200	2,476,342
Tesoro Corp.	22,400	345,856
Williams Companies, Inc.	23,100	740,355
XTO Energy, Inc.	2,000	94,460
		19,222,684
TOTAL ENERGY		37,057,584
FINANCIALS - 8.4%
Capital Markets - 1.2%
Franklin Resources, Inc.	14,600	1,468,906
Janus Capital Group, Inc.	12,000	364,080
SEI Investments Co.	31,300	720,839
T. Rowe Price Group, Inc.	12,300	736,155
		3,289,980
Commercial Banks - 1.4%
Associated Banc-Corp.	15,000	250,350
Banco do Brasil SA	25,000	403,947
Bank of Yokohama Ltd.	84,000	541,641
Huntington Bancshares, Inc.	45,000	315,900
Mitsubishi UFJ Financial Group, Inc.	110,000	971,285
Shizuoka Bank Ltd.	40,000	427,931
Sumitomo Mitsui Financial Group, Inc.	120	931,002
		3,842,056
Consumer Finance - 0.4%
ACOM Co. Ltd.	20,000	589,489
Promise Co. Ltd. (d)	10,000	255,816
SLM Corp. (a)	10,000	171,300
		1,016,605
Diversified Financial Services - 3.2%
Bolsa de Mercadorias & Futuros - BM&F SA	95,000	837,878
Bovespa Holding SA	78,000	975,872
CME Group, Inc.	1,300	468,169
Heckmann Corp. (a)	150,000	1,473,000
IntercontinentalExchange, Inc. (a)	13,400	1,337,320
KKR Financial Holdings LLC	153,000	1,571,310
MSCI, Inc. Class A	11,800	351,050
NYMEX Holdings, Inc.	16,100	1,319,878
Osaka Securities Exchange Co. Ltd.	64	276,430
		8,610,907
Insurance - 0.7%
Allied World Assurance Co. Holdings Ltd.	3,000	124,830
Assurant, Inc.	8,300	498,996
Axis Capital Holdings Ltd.	5,000	158,400
CNinsure, Inc. ADR	54,000	747,900
Prudential Financial, Inc.	7,000	482,790
		2,012,916
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - 0.4%
CapitalSource, Inc.	50,000	$ 581,000
SL Green Realty Corp.	5,000	416,700
		997,700
Real Estate Management & Development - 0.4%
Jones Lang LaSalle, Inc. (d)	10,500	500,220
Meruelo Maddux Properties, Inc. (a)	300,000	579,000
		1,079,220
Thrifts & Mortgage Finance - 0.7%
Hudson City Bancorp, Inc.	27,000	493,020
People's United Financial, Inc.	36,700	623,166
Washington Federal, Inc.	47,900	890,940
		2,007,126
TOTAL FINANCIALS		22,856,510
HEALTH CARE - 14.7%
Biotechnology - 4.1%
Acorda Therapeutics, Inc. (a)(d)	15,000	492,150
Alexion Pharmaceuticals, Inc. (a)	18,500	1,734,375
Alkermes, Inc. (a)	55,000	866,250
Amgen, Inc. (a)	12,500	782,875
Amylin Pharmaceuticals, Inc. (a)	47,607	1,502,001
BioMarin Pharmaceutical, Inc. (a)	20,000	651,000
Cephalon, Inc. (a)	11,300	826,708
CSL Ltd.	13,000	423,554
Gilead Sciences, Inc. (a)	16,362	883,221
Grifols SA	10,000	299,125
GTx, Inc. (a)	33,500	624,440
Martek Biosciences (a)	1,000	37,610
Myriad Genetics, Inc. (a)	7,000	465,500
Rigel Pharmaceuticals, Inc. (a)	25,000	636,000
Theravance, Inc. (a)(d)	58,038	927,447
Vertex Pharmaceuticals, Inc. (a)	1,000	34,500
		11,186,756
Health Care Equipment & Supplies - 3.7%
Abiomed, Inc. (a)(d)	2,000	35,460
Alcon, Inc.	3,000	517,290
Align Technology, Inc. (a)(d)	26,008	260,340
American Medical Systems Holdings, Inc. (a)	50,000	823,500
Baxter International, Inc.	8,000	548,880
Conceptus, Inc. (a)	50,500	862,035
EnteroMedics, Inc.	24,000	98,400
ev3, Inc. (a)(d)	60,000	579,000
Hill-Rom Holdings, Inc.	20,300	570,227
Immucor, Inc. (a)	10,000	301,300
Insulet Corp. (a)(d)	18,000	251,100
Intuitive Surgical, Inc. (a)	1,000	311,290
Kinetic Concepts, Inc. (a)	40,000	1,398,000

	Shares	Value
Masimo Corp.	26,000	$ 982,020
Orthofix International NV (a)	24,000	570,960
RTI Biologics, Inc. (a)	2,000	16,580
Smith & Nephew PLC sponsored ADR (d)	3,000	160,950
TranS1, Inc. (d)	207,900	1,925,154
		10,212,486
Health Care Providers & Services - 2.8%
athenahealth, Inc. (d)	26,800	809,360
Brookdale Senior Living, Inc.	2,000	30,520
Coventry Health Care, Inc. (a)	5,500	194,535
Emeritus Corp. (a)	57,608	970,695
Express Scripts, Inc. (a)	15,600	1,100,424
Genoptix, Inc.	36,000	1,049,400
Henry Schein, Inc. (a)	5,473	293,134
Medco Health Solutions, Inc. (a)	18,000	892,440
Molina Healthcare, Inc. (a)(d)	20,000	596,800
MWI Veterinary Supply, Inc. (a)	8,000	280,320
Odontoprev SA	18,000	473,624
Pediatrix Medical Group, Inc. (a)	15,587	758,308
Psychiatric Solutions, Inc. (a)	900	31,518
Sunrise Senior Living, Inc. (a)	11,000	197,230
		7,678,308
Health Care Technology - 0.3%
MedAssets, Inc.	51,900	784,728
Life Sciences Tools & Services - 2.1%
AMAG Pharmaceuticals, Inc.	20,000	820,000
Bruker BioSciences Corp. (a)	6,600	91,212
Charles River Laboratories International, Inc. (a)	19,700	1,309,262
Covance, Inc. (a)	12,300	1,129,140
Millipore Corp. (a)	500	35,175
PAREXEL International Corp. (a)	26,000	759,980
Pharmaceutical Product Development, Inc.	30,200	1,151,828
QIAGEN NV (a)	15,000	281,850
Varian, Inc. (a)	2,000	98,800
		5,677,247
Pharmaceuticals - 1.7%
Allergan, Inc.	52,400	2,721,132
Perrigo Co.	700	24,661
Teva Pharmaceutical Industries Ltd. sponsored ADR	11,300	506,692
XenoPort, Inc. (a)	29,700	1,360,854
		4,613,339
TOTAL HEALTH CARE		40,152,864
INDUSTRIALS - 15.8%
Aerospace & Defense - 0.9%
BE Aerospace, Inc. (a)	32,444	833,162
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Precision Castparts Corp.	8,000	$ 747,440
Spirit AeroSystems Holdings, Inc. Class A (a)	36,700	794,922
		2,375,524
Air Freight & Logistics - 0.2%
United Parcel Service, Inc. Class B	6,400	403,712
Airlines - 0.0%
Northwest Airlines Corp. (a)	12,700	116,332
Building Products - 0.1%
Ameron International Corp.	1,500	193,935
Universal Forest Products, Inc.	1,000	27,000
		220,935
Commercial Services & Supplies - 5.0%
Advisory Board Co. (a)	2,600	99,710
Allied Waste Industries, Inc. (a)	35,000	423,500
American Reprographics Co. (a)	36,200	579,562
China Security & Surveillance Technology, Inc. (a)	45,000	634,500
Copart, Inc. (a)	17,000	745,620
Corporate Executive Board Co.	15,400	577,192
Corrections Corp. of America (a)	79,182	2,219,471
Fuel Tech, Inc. (a)(d)	13,600	252,008
GeoEye, Inc. (a)	35,000	757,750
Huron Consulting Group, Inc. (a)	20,500	1,069,280
InnerWorkings, Inc. (a)	32,000	373,120
Manpower, Inc. (d)	18,400	883,200
Republic Services, Inc.	29,600	962,000
SR Teleperformance SA	26,300	1,009,651
The Geo Group, Inc. (a)	71,600	1,721,264
Waste Connections, Inc. (a)	20,600	749,634
Waste Management, Inc.	15,400	547,316
		13,604,778
Construction & Engineering - 1.1%
BAUER AG	5,000	477,105
Fluor Corp.	15,000	1,220,250
Grupo Acciona SA	2,000	420,275
Outotec Oyj	3,000	152,795
Quanta Services, Inc. (a)	6,000	185,280
URS Corp. (a)	14,000	586,880
		3,042,585
Electrical Equipment - 5.7%
Akeena Solar, Inc. (a)(d)	65,000	293,800
American Superconductor Corp. (a)	16,000	631,840
Canadian Solar, Inc. (a)(d)	15,000	431,550
Carbone Lorraine	5,000	284,824
Ener1, Inc. (a)	3,000	21,120
Evergreen Solar, Inc. (a)(d)	123,000	1,148,820
First Solar, Inc. (a)	5,300	1,511,083
Gamesa Corporacion Tecnologica, SA	15,000	713,166
JA Solar Holdings Co. Ltd. ADR (a)	61,000	925,370

	Shares	Value
Q-Cells AG (a)(d)	26,100	$ 2,528,619
Renewable Energy Corp. AS (a)	29,600	857,203
Roth & Rau AG (a)	4,000	186,305
SolarWorld AG	19,000	885,572
Sunpower Corp. Class A (a)(d)	25,400	2,000,758
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(d)	52,000	1,739,920
Vestas Wind Systems AS (a)	9,800	1,278,085
		15,438,035
Industrial Conglomerates - 0.4%
McDermott International, Inc. (a)	5,000	238,350
Orkla ASA (A Shares)	30,000	379,971
Siemens AG sponsored ADR	2,000	242,760
Walter Industries, Inc.	3,000	314,610
		1,175,691
Machinery - 1.9%
AGCO Corp. (a)	20,600	1,232,910
Cummins, Inc.	35,000	2,321,900
Donaldson Co., Inc.	4,000	180,440
FreightCar America, Inc.	10,000	380,900
GEA Group AG	12,000	394,823
Ingersoll-Rand Co. Ltd. Class A	18,000	648,000
Robbins & Myers, Inc.	700	35,539
		5,194,512
Road & Rail - 0.3%
Con-way, Inc.	5,000	252,800
Knight Transportation, Inc.	2,000	37,840
Landstar System, Inc.	1,500	75,870
Localiza Rent a Car SA	35,000	411,291
Union Pacific Corp.	2,000	164,880
		942,681
Trading Companies & Distributors - 0.2%
Genesis Lease Ltd. ADR	31,600	410,484
Watsco, Inc. (d)	3,500	174,545
		585,029
TOTAL INDUSTRIALS		43,099,814
INFORMATION TECHNOLOGY - 19.1%
Communications Equipment - 1.7%
Cisco Systems, Inc. (a)	38,000	835,620
Corning, Inc.	22,000	440,220
Juniper Networks, Inc. (a)	76,700	1,996,501
Nice Systems Ltd. sponsored ADR (a)	5,000	147,800
QUALCOMM, Inc.	15,000	830,100
Research In Motion Ltd. (a)	3,000	368,460
		4,618,701
Computers & Peripherals - 1.4%
Apple, Inc. (a)	7,000	1,112,650
HTC Corp.	31,800	499,060
Intermec, Inc. (a)	2,000	37,640
NCR Corp. (a)	46,600	1,251,676
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
SanDisk Corp. (a)	31,000	$ 437,100
Western Digital Corp. (a)	15,200	437,608
		3,775,734
Electronic Equipment & Instruments - 2.3%
Arrow Electronics, Inc. (a)	10,000	322,200
Avnet, Inc. (a)	27,300	744,198
Bell Microproducts, Inc. (a)	64,318	147,931
Digital Ally, Inc. (a)(d)	255,000	2,129,250
Diploma PLC	200,000	631,788
Flextronics International Ltd. (a)	61,100	545,623
Ingram Micro, Inc. Class A (a)	30,700	565,801
Itron, Inc. (a)(d)	14,500	1,338,785
		6,425,576
Internet Software & Services - 2.8%
Akamai Technologies, Inc. (a)	16,900	394,446
Art Technology Group, Inc. (a)	460,000	1,688,200
comScore, Inc. (a)	14,000	267,120
DealerTrack Holdings, Inc. (a)	54,900	855,342
Dice Holdings, Inc. (d)	263,600	2,340,768
Internet Brands, Inc. Class A	30,979	179,988
LoopNet, Inc. (a)	20,000	227,200
Omniture, Inc. (a)(d)	100,700	1,747,145
The Knot, Inc. (a)	2,700	23,652
		7,723,861
IT Services - 1.4%
Cognizant Technology Solutions Corp. Class A (a)	67,700	1,900,339
CyberSource Corp. (a)	38,000	674,500
MasterCard, Inc. Class A	2,800	683,620
Visa, Inc.	8,300	606,398
		3,864,857
Semiconductors & Semiconductor Equipment - 6.0%
Altera Corp.	21,000	460,950
Applied Materials, Inc.	105,000	1,818,600
ARM Holdings PLC sponsored ADR	23,600	133,812
ASML Holding NV (NY Shares)	35,000	797,650
Atheros Communications, Inc. (a)	15,000	465,000
AuthenTec, Inc. (a)	201,800	1,541,752
Broadcom Corp. Class A (a)	26,500	643,685
Cavium Networks, Inc. (a)	47,000	754,350
Cymer, Inc. (a)	18,000	476,820
Cypress Semiconductor Corp. (a)	27,200	741,200
Eagle Test Systems, Inc. (a)	8,919	110,596
FormFactor, Inc. (a)	14,063	244,696
Himax Technologies, Inc. sponsored ADR	35,100	133,380
Intersil Corp. Class A	28,400	685,292
Lam Research Corp. (a)	58,500	1,924,065
Microchip Technology, Inc.	9,500	303,335
Skyworks Solutions, Inc. (a)	259,700	2,456,762
Teradyne, Inc. (a)	31,100	291,407

	Shares	Value
Varian Semiconductor Equipment Associates, Inc. (a)	63,800	$ 1,864,236
Xilinx, Inc.	16,200	402,246
		16,249,834
Software - 3.5%
Activision Blizzard, Inc. (a)	17,000	611,660
Adobe Systems, Inc. (a)	8,000	330,800
CommVault Systems, Inc. (a)	20,000	304,600
Concur Technologies, Inc. (a)	22,100	910,962
FactSet Research Systems, Inc.	6,000	346,020
Giant Interactive Group, Inc. ADR (d)	57,000	532,380
Jack Henry & Associates, Inc.	38,300	826,897
McAfee, Inc. (a)	19,000	622,250
Nintendo Co. Ltd.	900	415,800
Nuance Communications, Inc. (a)	13,900	215,728
Quest Software, Inc. (a)	50,000	755,500
Salesforce.com, Inc. (a)	4,000	255,160
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	9,900	255,717
SPSS, Inc. (a)	1,000	33,050
SuccessFactors, Inc. (d)	100,311	1,056,275
Symantec Corp. (a)	30,000	632,100
Synchronoss Technologies, Inc. (a)	40,000	468,800
Taleo Corp. Class A (a)	20,000	374,800
THQ, Inc. (a)	18,800	285,384
Voltaire Ltd.	52,500	212,100
		9,445,983
TOTAL INFORMATION TECHNOLOGY		52,104,546
MATERIALS - 6.4%
Chemicals - 1.5%
Albemarle Corp.	12,100	471,053
CF Industries Holdings, Inc.	5,000	817,300
FMC Corp.	300	22,311
Monsanto Co.	9,000	1,071,990
Potash Corp. of Saskatchewan, Inc.	2,500	510,675
The Mosaic Co.	8,500	1,081,285
W.R. Grace & Co. (a)	10,000	257,700
		4,232,314
Metals & Mining - 4.9%
Agnico-Eagle Mines Ltd.	6,000	328,759
Aquarius Platinum Ltd. (United Kingdom)	8,000	78,513
ArcelorMittal SA (NY Shares) Class A	5,000	437,100
Barrick Gold Corp.	13,900	588,664
Century Aluminum Co. (a)	9,000	534,780
Cleveland-Cliffs, Inc.	7,000	758,870
Freeport-McMoRan Copper & Gold, Inc. Class B	11,500	1,112,625
Gerdau SA sponsored ADR	20,000	435,400
Globe Specialty Metals, Inc. (Reg. S) (a)	30,000	937,500
Newmont Mining Corp.	10,000	479,600
Nucor Corp.	13,200	755,304
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Randgold Resources Ltd. sponsored ADR	8,800	$ 450,384
Royal Gold, Inc.	8,000	285,440
Steel Dynamics, Inc.	16,000	506,880
Timminco Ltd. (a)(d)	185,800	4,391,620
United States Steel Corp.	6,500	1,042,340
Yamana Gold, Inc.	15,000	185,476
		13,309,255
TOTAL MATERIALS		17,541,569
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.1%
tw telecom, inc. (a)	20,000	319,600
Wireless Telecommunication Services - 0.3%
American Tower Corp. Class A (a)	10,805	452,730
China Mobile (Hong Kong) Ltd. sponsored ADR	5,000	334,250
		786,980
TOTAL TELECOMMUNICATION SERVICES		1,106,580
UTILITIES - 3.1%
Electric Utilities - 1.2%
Allegheny Energy, Inc.	17,600	851,840
E.ON AG	1,500	285,847
Enernoc, Inc. (a)(d)	10,000	161,400
Entergy Corp.	2,500	267,300
Exelon Corp.	1,500	117,930
PPL Corp.	33,800	1,587,248
		3,271,565
Independent Power Producers & Energy Traders - 1.8%
AES Corp. (a)	69,400	1,120,116
Clipper Windpower PLC (a)	2,500	20,111
Constellation Energy Group, Inc.	22,000	1,829,520
NRG Energy, Inc. (a)	12,000	435,480
Ormat Technologies, Inc.	22,500	1,080,450
Reliant Energy, Inc. (a)	25,000	452,750
		4,938,427

	Shares	Value
Multi-Utilities - 0.1%
Wisconsin Energy Corp.	3,000	$ 135,360
TOTAL UTILITIES		8,345,352
TOTAL COMMON STOCKS (Cost $270,211,196)		265,398,266
Convertible Bonds - 0.4%
Principal Amount
INDUSTRIALS - 0.4%
Electrical Equipment - 0.4%
Evergreen Solar, Inc. 4% 7/15/13 (Cost $1,000,000)	$ 1,000,000	980,000
Money Market Funds - 9.4%
	Shares
Fidelity Cash Central Fund, 2.35% (b)	4,282,617	4,282,617
Fidelity Securities Lending Cash Central Fund, 2.37% (b)(c)	21,240,485	21,240,485
TOTAL MONEY MARKET FUNDS (Cost $25,523,102)		25,523,102
TOTAL INVESTMENT PORTFOLIO - 107.1% (Cost $296,734,298)	291,901,368
NET OTHER ASSETS - (7.1)%	(19,263,191)
NET ASSETS - 100%	$ 272,638,177
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 21,423
Fidelity Securities Lending Cash Central Fund	275,849
Total	$ 297,272
Other Information

The following is a summary of the inputs used, as of July 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 291,901,368	$ 272,175,108	$ 19,726,260	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	82.9%
Canada	3.4%
Japan	1.9%
Cayman Islands	1.8%
Germany	1.8%
Brazil	1.2%
Norway	1.2%
Others (individually less than 1%)	5.8%
100.0%
Income Tax Information
The fund intends to elect to defer to its fiscal year ending January 31, 2009 approximately $18,706,577 of losses recognized during the period November 1, 2007 to January 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Mid Cap Growth Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2008 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $20,707,309) - See accompanying schedule: Unaffiliated issuers (cost $271,211,196)	$ 266,378,266
Fidelity Central Funds (cost $25,523,102)	25,523,102
Total Investments (cost $296,734,298)		$ 291,901,368
Cash		317,640
Receivable for investments sold		7,035,520
Receivable for fund shares sold		241,567
Dividends receivable		89,944
Interest receivable		3,184
Distributions receivable from Fidelity Central Funds		76,651
Prepaid expenses		472
Other receivables		7,813
Total assets		299,674,159

Liabilities
Payable for investments purchased	$ 5,165,804
Payable for fund shares redeemed	435,614
Accrued management fee	66,298
Distribution fees payable	2,212
Other affiliated payables	85,610
Other payables and accrued expenses	39,959
Collateral on securities loaned, at value	21,240,485
Total liabilities		27,035,982

Net Assets		$ 272,638,177
Net Assets consist of:
Paid in capital		$ 305,879,939
Undistributed net investment income		672,217
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(29,080,938)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(4,833,041)
Net Assets		$ 272,638,177

Statement of Assets and Liabilities - continued

July 31, 2008 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($2,533,774 ÷ 218,233 shares)	$ 11.61

Maximum offering price per share (100/94.25 of $11.61)	$ 12.32
Class T: Net Asset Value and redemption price per share ($1,749,499 ÷ 151,424 shares)	$ 11.55

Maximum offering price per share (100/96.50 of $11.55)	$ 11.97
Class B: Net Asset Value and offering price per share ($411,684 ÷ 35,886 shares)A	$ 11.47

Class C: Net Asset Value and offering price per share ($900,561 ÷ 78,471 shares)A	$ 11.48

Mid Cap Growth: Net Asset Value, offering price and redemption price per share ($266,822,029 ÷ 22,905,847 shares)	$ 11.65

Institutional Class: Net Asset Value, offering price and redemption price per share ($220,630 ÷ 18,912 shares)	$ 11.67

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Mid Cap Growth Fund
Financial Statements - continued

Statement of Operations

	Six months ended July 31, 2008 (Unaudited)
Investment Income
Dividends		$ 1,477,416
Interest		5,624
Income from Fidelity Central Funds (including $275,849 from security lending)		297,272
Total income		1,780,312

Expenses
Management fee Basic fee	$ 827,818
Performance adjustment	(353,015)
Transfer agent fees	442,991
Distribution fees	11,217
Accounting and security lending fees	59,622
Custodian fees and expenses	18,815
Independent trustees' compensation	673
Registration fees	36,051
Audit	24,090
Legal	575
Interest	15,528
Miscellaneous	54,347
Total expenses before reductions	1,138,712
Expense reductions	(30,617)	1,108,095
Net investment income (loss)		672,217
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(8,962,212)
Foreign currency transactions	21,716
Total net realized gain (loss)		(8,940,496)
Change in net unrealized appreciation (depreciation) on: Investment securities	(5,009,385)
Assets and liabilities in foreign currencies	(2,020)
Total change in net unrealized appreciation (depreciation)		(5,011,405)
Net gain (loss)		(13,951,901)
Net increase (decrease) in net assets resulting from operations		$ (13,279,684)

Statement of Changes in Net Assets

	Six months ended July 31, 2008 (Unaudited)	Year ended January 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 672,217	$ (525,556)
Net realized gain (loss)	(8,940,496)	13,597,312
Change in net unrealized appreciation (depreciation)	(5,011,405)	(50,633,687)
Net increase (decrease) in net assets resulting from operations	(13,279,684)	(37,561,931)
Distributions to shareholders from net realized gain	-	(21,909,497)
Share transactions - net increase (decrease)	(19,132,275)	(76,821,412)
Redemption fees	5,057	26,012
Total increase (decrease) in net assets	(32,406,902)	(136,266,828)

Net Assets
Beginning of period	305,045,079	441,311,907
End of period (including undistributed net investment income of $672,217 and undistributed net investment income of $0, respectively)	$ 272,638,177	$ 305,045,079

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended July 31, 2008

Year ended January 31,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 12.19	$ 14.33
Income from Investment Operations
Net investment income (loss) E	.01	(.05)
Net realized and unrealized gain (loss)	(.59)	(1.30)
Total from investment operations	(.58)	(1.35)
Distributions from net realized gain	-	(.79)
Redemption fees added to paid in capitalE,J	-	-
Net asset value, end of period	$ 11.61	$ 12.19
Total Return B,C,D	(4.76)%	(9.95)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.01% A	1.10% A
Expenses net of fee waivers, if any	1.01% A	1.10% A
Expenses net of all reductions	1.00% A	1.10% A
Net investment income (loss)	.19% A	(.41)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,534	$ 1,936
Portfolio turnover rate G	140% A	245%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

Financial Highlights - Class T

Six months ended July 31, 2008

Year ended January 31,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 12.14	$ 14.33
Income from Investment Operations
Net investment income (loss) E	-J	(.09)
Net realized and unrealized gain (loss)	(.59)	(1.31)
Total from investment operations	(.59)	(1.40)
Distributions from net realized gain	-	(.79)
Redemption fees added to paid in capitalE,J	-	-
Net asset value, end of period	$ 11.55	$ 12.14
Total Return B,C,D	(4.86)%	(10.30)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.26% A	1.36% A
Expenses net of fee waivers, if any	1.26% A	1.36% A
Expenses net of all reductions	1.25% A	1.36% A
Net investment income (loss)	(.06)% A	(.68)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,749	$ 591
Portfolio turnover rate G	140% A	245%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended July 31, 2008

Year ended January 31,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 12.09	$ 14.33
Income from Investment Operations
Net investment income (loss) E	(.03)	(.16)
Net realized and unrealized gain (loss)	(.59)	(1.29)
Total from investment operations	(.62)	(1.45)
Distributions from net realized gain	-	(.79)
Redemption fees added to paid in capitalE,J	-	-
Net asset value, end of period	$ 11.47	$ 12.09
Total Return B,C,D	(5.13)%	(10.65)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.77% A	1.85% A
Expenses net of fee waivers, if any	1.77% A	1.85% A
Expenses net of all reductions	1.76% A	1.85% A
Net investment income (loss)	(.56)% A	(1.16)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 412	$ 414
Portfolio turnover rate G	140% A	245%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

Financial Highlights - Class C

Six months ended July 31, 2008

Year ended January 31,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 12.09	$ 14.33
Income from Investment Operations
Net investment income (loss) E	(.03)	(.15)
Net realized and unrealized gain (loss)	(.58)	(1.30)
Total from investment operations	(.61)	(1.45)
Distributions from net realized gain	-	(.79)
Redemption fees added to paid in capitalE,J	-	-
Net asset value, end of period	$ 11.48	$ 12.09
Total Return B,C,D	(5.05)%	(10.65)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.76% A	1.85% A
Expenses net of fee waivers, if any	1.76% A	1.85% A
Expenses net of all reductions	1.76% A	1.85% A
Net investment income (loss)	(.56)% A	(1.16)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 901	$ 697
Portfolio turnover rate G	140% A	245%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Mid Cap Growth

Six months ended July 31, 2008

Years ended January 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 12.21	$ 14.31	$ 14.38	$ 11.58	$ 10.63	$ 7.32
Income from Investment Operations
Net investment income (loss) D	.03	(.02)	(.04)	.01 G	(.03) H	(.07)
Net realized and unrealized gain (loss)	(.59)	(1.29)	.15	3.09	1.15	3.38
Total from investment operations	(.56)	(1.31)	.11	3.10	1.12	3.31
Distributions from net realized gain	-	(.79)	(.18)	(.30)	(.17)	-
Redemption fees added to paid in capital D,J	-	-	-	-	-	-
Net asset value, end of period	$ 11.65	$ 12.21	$ 14.31	$ 14.38	$ 11.58	$ 10.63
Total Return B,C	(4.59)%	(9.68)%	.80%	27.15%	10.55%	45.22%
Ratios to Average Net Assets E,I
Expenses before reductions	.76% A	.83%	1.02%	1.04%	1.02%	1.25%
Expenses net of fee waivers, if any	.75% A	.81%	1.00%	1.00%	1.02%	1.20%
Expenses net of all reductions	.74% A	.81%	.99%	.95%	.99%	1.16%
Net investment income (loss)	.46% A	(.12)%	(.33)%	.07% G	(.31)% H	(.77)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 266,822	$ 301,225	$ 441,312	$ 349,982	$ 77,658	$ 60,660
Portfolio turnover rate F	140% A	245%	178%	173%	220%	94%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.18)%.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.44)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

Six months ended July 31, 2008

Year ended January 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 12.22	$ 14.33
Income from Investment Operations
Net investment income (loss) D	.03	-I
Net realized and unrealized gain (loss)	(.58)	(1.32)
Total from investment operations	(.55)	(1.32)
Distributions from net realized gain	-	(.79)
Redemption fees added to paid in capitalD,I	-	-
Net asset value, end of period	$ 11.67	$ 12.22
Total Return B,C	(4.50)%	(9.74)%
Ratios to Average Net Assets E,H
Expenses before reductions	.65% A	.72% A
Expenses net of fee waivers, if any	.65% A	.72% A
Expenses net of all reductions	.64% A	.72% A
Net investment income (loss)	.56% A	(.03)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 221	$ 182
Portfolio turnover rate F	140% A	245%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2008 (Unaudited)

1. Organization.

Fidelity Large Cap Value Fund, Fidelity Mid Cap Value Fund, Fidelity Large Cap Growth Fund and Fidelity Mid Cap Growth Fund (the Funds) are funds of Fidelity Devonshire Trust (the trust) and are authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management company organized as a Massachusetts business trust. The Funds offer Class A, Class T, Class B, Class C, Institutional Class and Large Cap Value, Mid Cap Value, Large Cap Growth and Mid Cap Growth shares, respectively, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. Certain Funds investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, each Fund uses independent pricing services approved by the Board of Trustees to value their investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Funds are subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Funds' fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of July 31, 2008, for each Fund's investments is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE) normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Funds' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Fidelity Large Cap Value Fund	$ 1,519,119,430	$ 90,457,059	$ (135,212,004)	$ (44,754,945)
Fidelity Mid Cap Value Fund	798,909,441	46,452,647	(62,031,794)	(15,579,147)
Fidelity Large Cap Growth Fund	135,217,977	4,379,275	(6,996,746)	(2,617,471)
Fidelity Mid Cap Growth Fund	297,611,728	22,597,705	(28,308,065)	(5,710,360)

Short-Term Trading (Redemption) Fees. Shares held in the Fidelity Mid Cap value Fund and Fidelity Mid Cap Growth Fund less than 30 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Funds and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Large Cap Value Fund	1,698,126,323	1,655,056,297
Fidelity Mid Cap Value Fund	936,364,115	971,742,697
Fidelity Large Cap Growth Fund	264,714,959	280,674,750
Fidelity Mid Cap Growth Fund	206,044,385	231,217,336

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee for the funds is subject to a performance adjustment (up to a maximum ± .20% of each applicable Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on each applicable Fund's relative investment performance of the asset-weighted return of all classes as compared to an appropriate benchmark index. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets, including the performance adjustment, if applicable was as follows:

	Individual Rate	Group Rate	Total
Fidelity Large Cap Value Fund	.30%	.26%	.58%
Fidelity Mid Cap Value Fund	.30%	.26%	.53%
Fidelity Large Cap Growth Fund	.30%	.26%	.35%
Fidelity Mid Cap Growth Fund	.30%	.26%	.32%

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

Fidelity Large Cap Value Fund	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 18,714	$ 7,119
Class T	.25%	.25%	15,198	206
Class B	.75%	.25%	8,840	6,710
Class C	.75%	.25%	7,195	3,816
			$ 49,947	$ 17,851
Fidelity Mid Cap Value Fund
Class A	0%	.25%	$ 9,800	$ 4,108
Class T	.25%	.25%	9,714	188
Class B	.75%	.25%	6,181	4,739
Class C	.75%	.25%	8,390	5,134
			$ 34,085	$ 14,169
Fidelity Large Cap Growth Fund
Class A	0%	.25%	$ 1,816	$ 149
Class T	.25%	.25%	1,516	252
Class B	.75%	.25%	3,307	2,583
Class C	.75%	.25%	4,435	2,730
			$ 11,074	$ 5,714

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

Fidelity Mid Cap Growth Fund	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 2,711	$ 244
Class T	.25%	.25%	2,154	171
Class B	.75%	.25%	2,042	1,642
Class C	.75%	.25%	4,310	3,054
			$ 11,217	$ 5,111

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Fidelity Large Cap Value Fund	Retained by FDC
Class A	$ 9,035
Class T	1,766
Class B*	1,222
Class C*	393
$ 12,416
Fidelity Mid Cap Value Fund
Class A	$ 5,323
Class T	1,009
Class B*	1,276
Class C*	517
$ 8,125
Fidelity Large Cap Growth Fund
Class A	$ 3,965
Class T	541
Class B*	441
Class C*	258
$ 5,205
Fidelity Mid Cap Growth Fund
Class A	$ 1,980
Class T	328
Class B*	245
Class C*	285
$ 2,838

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of each Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

Fidelity Large Cap Value Fund	Amount	% of Average Net Assets*
Class A	$ 24,967.33
Class T	11,999.39
Class B	4,158.47
Class C	2,307.32
Large Cap Value	1,801,376.25
Institutional Class	1,674.24
	$ 1,846,481

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

Fidelity Mid Cap Value Fund	Amount	% of Average Net Assets*
Class A	$ 11,726.30
Class T	5,954.31
Class B	1,862.30
Class C	2,379.28
Mid Cap Value	950,559.27
Institutional Class	2,163.29
	$ 974,643
Fidelity Large Cap Growth Fund
Class A	$ 2,195.30
Class T	1,022.34
Class B	1,024.31
Class C	1,374.31
Large Cap Growth	213,429.30
Institutional Class	362.22
	$ 219,406
Fidelity Mid Cap Growth Fund
Class A	$ 3,269.30
Class T	1,329.30
Class B	623.31
Class C	1,317.31
Mid Cap Growth	436,196.30
Institutional Class	257.18
	$ 442,991

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Large Cap Value Fund	$ 10,555
Fidelity Mid Cap Value Fund	9,021
Fidelity Large Cap Growth Fund	23,664
Fidelity Mid Cap Growth Fund	6,765

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Large Cap Value Fund	Borrower	$ 22,119,400	3.14%	$ 9,651

Semiannual Report

7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Amount
Fidelity Large Cap Value Fund	$ 1,529
Fidelity Mid Cap Value Fund	759
Fidelity Large Cap Growth Fund	154
Fidelity Mid Cap Growth Fund	319

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

9. Bank Borrowings.

Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. At period end, there were no bank borrowings outstanding. Each applicable Fund's activity in this program during the period for which loans were outstanding was as follows:

	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Mid Cap Growth Fund	$ 40,479,250	3.45%	$ 15,528

10. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Fidelity Large Cap Value Fund
Class T	1.50%	$ 943
Class B	2.00%	954

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Expense Reductions - continued

In addition, FMR voluntarily agreed to reimburse a portion of certain fund's existing class' operating expenses. During the period, this reimbursement reduced certain fund's existing class' expenses by the following amounts:

Reimbursement from adviser
Fidelity Large Cap Value Fund Large Cap Value	$ 18,780
Fidelity Mid Cap Value Fund Mid Cap Value	19,225
Fidelity Large Cap Growth Fund Large Cap Growth	17,248
Fidelity Mid Cap Growth Fund Mid Cap Growth	17,132

Many of the brokers with whom FMR places trades on behalf of certain Funds provided services to these Funds in addition to trade execution. These services included payments of expenses on behalf of each applicable Fund. In addition, through arrangements with each applicable Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service Arrangements	Custody expense reduction	Transfer Agent expense reduction
Fidelity Large Cap Value Fund	$ -	$ -	$ -
Large Cap Value	-	-	10,392
Institutional Class	-	-	1
Fidelity Mid Cap Value Fund	-	-	-
Class A	-	-	110
Mid Cap Value	-	-	3,726
Institutional Class	-	-	19
Fidelity Large Cap Growth Fund	-	-	-
Large Cap Growth	-	-	2,337
Fidelity Mid Cap Growth Fund	9,016	35	-
Mid Cap Growth	-	-	4,434

11. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid each fund the following amounts, which is recorded in each applicable Fund's accompanying Statement of Operations:

Amount
Fidelity Large Cap Value Fund	$ 12,127
Fidelity Mid Cap Value Fund	23,107
Fidelity Large Cap Growth Fund	14,068
Fidelity Mid Cap Growth Fund	16,394

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

Semiannual Report

12. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2008	Year ended January 31, 2008A
Fidelity Large Cap Value Fund
From net investment income
Class A	$ -	$ 75,483
Class T	-	44,031
Class B	-	824
Class C	-	4,115
Large Cap Value	-	14,152,017
Institutional Class	-	10,129
Total	$ -	$ 14,286,599
From net realized gain
Class A	$ -	$ 372,920
Class T	-	317,190
Class B	-	97,442
Class C	-	51,607
Large Cap Value	-	89,854,195
Institutional Class	-	40,324
Total	$ -	$ 90,733,678
Fidelity Mid Cap Value Fund
From net investment income
Class A	$ 1	$ 18,691
Class T	-	5,836
Class B	-	259
Class C	-	66
Mid Cap Value	33	3,005,000
Institutional Class	-	7,163
Total	$ 34	$ 3,037,015
From net realized gain
Class A	$ 8	$ 176,774
Class T	-	106,263
Class B	-	46,244
Class C	-	67,330
Mid Cap Value	292	36,700,729
Institutional Class	-	43,114
Total	$ 300	$ 37,140,454
Fidelity Large Cap Growth Fund
From net realized gain
Class A	$ -	$ 123,133
Class T	-	101,048
Class B	-	40,430
Class C	-	75,734
Large Cap Growth	-	18,196,705
Institutional Class	-	35,354
Total	$ -	$ 18,572,404
Fidelity Mid Cap Growth Fund
From net realized gain
Class A	$ -	$ 100,774
Class T	-	34,957
Class B	-	25,358
Class C	-	40,118
Mid Cap Growth	-	21,697,261
Institutional Class	-	11,029
Total	$ -	$ 21,909,497

A Distributions for Class A,T,B,C and Institutional are for the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

13. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended July 31, 2008	Year ended January 31, 2008A	Six months ended July 31, 2008	Year ended January 31, 2008A
Fidelity Large Cap Value Fund
Class A
Shares sold	941,198	1,045,290	$ 12,417,423	$ 16,232,942
Reinvestment of distributions	-	29,393	-	423,574
Shares redeemed	(139,194)	(352,749)	(1,839,425)	(5,365,826)
Net increase (decrease)	802,004	721,934	$ 10,577,998	$ 11,290,690
Class T
Shares sold	148,527	935,752	$ 1,939,182	$ 14,740,653
Reinvestment of distributions	-	24,935	-	359,076
Shares redeemed	(92,055)	(518,994)	(1,207,561)	(7,932,251)
Net increase (decrease)	56,472	441,693	$ 731,621	$ 7,167,478
Class B
Shares sold	47,114	315,386	$ 613,592	$ 4,951,665
Reinvestment of distributions	-	6,739	-	97,191
Shares redeemed	(46,715)	(184,721)	(611,824)	(2,835,906)
Net increase (decrease)	399	137,404	$ 1,768	$ 2,212,950
Class C
Shares sold	73,133	138,185	$ 957,601	$ 2,136,503
Reinvestment of distributions	-	3,506	-	50,496
Shares redeemed	(19,822)	(52,323)	(258,211)	(788,391)
Net increase (decrease)	53,311	89,368	$ 699,390	$ 1,398,608
Large Cap Value
Shares sold	19,017,432	52,779,386	$ 247,931,565	$ 813,954,360
Reinvestment of distributions	-	7,056,478	-	102,030,422
Shares redeemed	(17,444,386)	(40,898,915)	(226,198,513)	(619,081,485)
Net increase (decrease)	1,573,046	18,936,949	$ 21,733,052	$ 296,903,297
Institutional Class
Shares sold	93,170	92,735	$ 1,215,296	$ 1,397,015
Reinvestment of distributions	-	3,477	-	50,127
Shares redeemed	(31,343)	(17,951)	(414,747)	(257,652)
Net increase (decrease)	61,827	78,261	$ 800,549	$ 1,189,490
Fidelity Mid Cap Value Fund
Class A
Shares sold	239,549	615,995	$ 3,554,727	$ 10,540,942
Reinvestment of distributions	1	11,024	9	178,558
Shares redeemed	(127,744)	(132,358)	(1,911,029)	(2,195,988)
Net increase (decrease)	111,806	494,661	$ 1,643,707	$ 8,523,512
Class T
Shares sold	62,483	325,063	$ 934,026	$ 5,643,056
Reinvestment of distributions	-	6,694	-	108,412
Shares redeemed	(42,763)	(84,728)	(646,906)	(1,422,111)
Net increase (decrease)	19,720	247,029	$ 287,120	$ 4,329,357
Class B
Shares sold	10,655	204,574	$ 157,211	$ 3,623,364
Reinvestment of distributions	-	2,791	-	45,364
Shares redeemed	(20,900)	(120,358)	(308,918)	(2,068,797)
Net increase (decrease)	(10,245)	87,007	$ (151,707)	$ 1,599,931
Class C
Shares sold	25,278	168,571	$ 372,239	$ 2,987,730
Reinvestment of distributions	-	3,136	-	50,659
Shares redeemed	(24,359)	(61,027)	(364,240)	(991,710)
Net increase (decrease)	919	110,680	$ 7,999	$ 2,046,679

Semiannual Report

13. Share Transactions - continued

	Shares		Dollars
	Six months ended July 31, 2008	Year ended January 31, 2008A	Six months ended July 31, 2008	Year ended January 31, 2008A
Mid Cap Value
Shares sold	4,482,448	34,123,012	$ 66,611,184	$ 603,742,926
Reinvestment of distributions	20	2,338,406	325	38,409,538
Shares redeemed	(7,178,563)	(27,133,004)	(106,799,806)	(462,055,715)
Net increase (decrease)	(2,696,095)	9,328,414	$ (40,188,297)	$ 180,096,749
Institutional Class
Shares sold	93,751	102,472	$ 1,409,800	$ 1,790,525
Reinvestment of distributions	-	3,101	-	50,277
Shares redeemed	(63,262)	(9,162)	(941,870)	(148,581)
Net increase (decrease)	30,489	96,411	$ 467,930	$ 1,692,221
Fidelity Large Cap Growth Fund
Class A
Shares sold	94,817	165,474	$ 904,368	$ 1,900,337
Reinvestment of distributions	-	10,979	-	116,895
Shares redeemed	(48,122)	(44,281)	(461,181)	(486,246)
Net increase (decrease)	46,695	132,172	$ 443,187	$ 1,530,986
Class T
Shares sold	17,798	167,227	$ 170,100	$ 1,920,600
Reinvestment of distributions	-	9,490	-	101,048
Shares redeemed	(77,079)	(65,269)	(733,179)	(790,917)
Net increase (decrease)	(59,281)	111,448	$ (563,079)	$ 1,230,731
Class B
Shares sold	32,437	55,847	$ 308,769	$ 636,287
Reinvestment of distributions	-	3,795	-	40,430
Shares redeemed	(12,159)	(4,405)	(114,881)	(49,003)
Net increase (decrease)	20,278	55,237	$ 193,888	$ 627,714
Class C
Shares sold	33,241	106,310	$ 314,776	$ 1,230,146
Reinvestment of distributions	-	6,439	-	68,402
Shares redeemed	(39,539)	(16,516)	(369,090)	(191,737)
Net increase (decrease)	(6,298)	96,233	$ (54,314)	$ 1,106,811
Large Cap Growth
Shares sold	2,397,094	5,794,783	$ 22,888,048	$ 66,845,422
Reinvestment of distributions	-	1,665,396	-	17,914,862
Shares redeemed	(4,167,182)	(7,903,937)	(39,494,047)	(90,877,571)
Net increase (decrease)	(1,770,088)	(443,758)	$ (16,605,999)	$ (6,117,287)
Institutional Class
Shares sold	11,560	38,550	$ 112,676	$ 453,557
Reinvestment of distributions	-	3,006	-	32,121
Shares redeemed	(14,149)	(2,488)	(136,646)	(28,969)
Net increase (decrease)	(2,589)	39,068	$ (23,970)	$ 456,709
Fidelity Mid Cap Growth Fund
Class A
Shares sold	89,808	165,234	$ 1,095,325	$ 2,326,735
Reinvestment of distributions	-	7,218	-	97,305
Shares redeemed	(30,470)	(13,557)	(382,087)	(186,849)
Net increase (decrease)	59,338	158,895	$ 713,238	$ 2,237,191
Class T
Shares sold	109,460	54,813	$ 1,287,117	$ 796,065
Reinvestment of distributions	-	2,601	-	34,957
Shares redeemed	(6,724)	(8,726)	(81,567)	(121,838)
Net increase (decrease)	102,736	48,688	$ 1,205,550	$ 709,184

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

13. Share Transactions - continued

	Shares		Dollars
	Six months ended July 31, 2008	Year ended January 31, 2008A	Six months ended July 31, 2008	Year ended January 31, 2008A
Fidelity Mid Cap Growth Fund - continued
Class B
Shares sold	12,697	35,917	$ 156,660	$ 516,488
Reinvestment of distributions	-	1,882	-	25,182
Shares redeemed	(11,027)	(3,583)	(129,069)	(47,283)
Net increase (decrease)	1,670	34,216	$ 27,591	$ 494,387
Class C
Shares sold	36,946	59,795	$ 450,126	$ 849,458
Reinvestment of distributions	-	2,811	-	37,643
Shares redeemed	(16,147)	(4,934)	(195,336)	(66,440)
Net increase (decrease)	20,799	57,672	$ 254,790	$ 820,661
Mid Cap Growth
Shares sold	2,825,997	7,994,956	$ 34,718,642	$ 114,388,509
Reinvestment of distributions	-	1,580,341	-	21,334,599
Shares redeemed	(4,591,264)	(15,751,578)	(56,100,304)	(217,016,915)
Net increase (decrease)	(1,765,267)	(6,176,281)	$ (21,381,662)	$ (81,293,807)
Institutional Class
Shares sold	8,941	14,080	$ 107,207	$ 199,943
Reinvestment of distributions	-	816	-	11,029
Shares redeemed	(4,925)	-	(58,989)	-
Net increase (decrease)	4,016	14,896	$ 48,218	$ 210,972

A Share transactions for class A,T,B,C and Institutional are for the period February 13, 2007(commencement of sale of shares) to January 31, 2008.

Semiannual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on May 14, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	19,168,714,035.81	95.156
Withheld	975,735,597.80	4.844
TOTAL	20,144,449,633.61	100.000
Dennis J. Dirks
Affirmative	19,240,086,030.73	95.511
Withheld	904,363,602.88	4.489
TOTAL	20,144,449,633.61	100.000
Edward C. Johnson 3d
Affirmative	19,112,872,629.50	94.879
Withheld	1,031,577,004.11	5.121
TOTAL	20,144,449,633.61	100.000
Alan J. Lacy
Affirmative	19,235,726,089.08	95.489
Withheld	908,723,544.53	4.511
TOTAL	20,144,449,633.61	100.000
Ned C. Lautenbach
Affirmative	19,222,897,529.62	95.425
Withheld	921,552,103.99	4.575
TOTAL	20,144,449,633.61	100.000
Joseph Mauriello
Affirmative	19,230,998,021.17	95.465
Withheld	913,451,612.44	4.535
TOTAL	20,144,449,633.61	100.000
Cornelia M. Small
Affirmative	19,230,719,307.28	95.464
Withheld	913,730,326.33	4.536
TOTAL	20,144,449,633.61	100.000
William S. Stavropoulos
Affirmative	19,176,025,996.91	95.193
Withheld	968,423,636.70	4.807
TOTAL	20,144,449,633.61	100.000
David M. Thomas
Affirmative	19,235,961,520.61	95.490
Withheld	908,488,113.00	4.510
TOTAL	20,144,449,633.61	100.000
Michael E. Wiley
Affirmative	19,227,633,661.54	95.449
Withheld	916,815,972.07	4.551
TOTAL	20,144,449,633.61	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	14,638,958,851.46	72.670
Against	4,052,976,662.82	20.120
Abstain	994,605,492.84	4.937
Broker Non-Votes	457,908,626.49	2.273
TOTAL	20,144,449,633.61	100.000
A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Large Cap Growth Fund

Fidelity Large Cap Value Fund

Fidelity Mid Cap Growth Fund

Fidelity Mid Cap Value Fund

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (Japan) Inc. and Fidelity Management & Research (Hong Kong) Limited, as well as amendments to each fund's agreement with Fidelity Management & Research (U.K.) Inc.

In considering whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board further considered that Fidelity voluntarily pays for market data out of its own resources.

Semiannual Report

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance for the retail class, as well as each fund's relative investment performance for the retail class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, the cumulative total returns of the retail class, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. (The Advisor classes of the funds had less than one year of performance as of December 31, 2007.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Fidelity Large Cap Growth Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Large Cap Growth (retail class) of the fund was in the fourth quartile for the one- and three-year periods and the third quartile for the five-year period. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions that may be taken by FMR to improve the fund's disappointing performance relative to its peer group and benchmark. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Large Cap Value Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Large Cap Value (retail class) of the fund was in the second quartile for the one-year period and the first quartile for the three- and five-year periods. The Board also stated that the investment performance of Fidelity Large Cap Value (retail class) of the fund compared favorably to its benchmark for all the periods shown.

Fidelity Mid Cap Growth Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Mid Cap Growth (retail class) of the fund was in the fourth quartile for the one- and three-year periods and the third quartile for the five-year period. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions that may be taken by FMR to improve the fund's disappointing performance relative to its peer group and benchmark. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

Semiannual Report

Fidelity Mid Cap Value Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Mid Cap Value (retail class) of the fund was in the second quartile for the one- and five-year periods and the first quartile for the three-year period. The Board also stated that the investment performance of Fidelity Mid Cap Value (retail class) of the fund compared favorably to its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return was lower than its benchmark.

The Board also considered that each fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for each fund's shareholders and helps to more closely align the interests of FMR and each fund's shareholders.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared. The Board also considered supplemental information about how each fund's management fee and total expenses ranked relative to groups based on Lipper classifications, which take into account a fund's market capitalization and style.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to a fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 9% would mean that 91% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked and the impact of a fund's performance adjustment, is also included in the charts and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Large Cap Growth Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007. The Board also noted the effect of the fund's positive performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Fidelity Large Cap Value Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007. The Board also noted the effect of the fund's positive performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Semiannual Report

Fidelity Mid Cap Growth Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Fidelity Mid Cap Value Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the total expenses of each class of each fund, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of each fund's performance adjustment. As part of its review, the Board also considered current and historical total expenses of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board noted that each fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes of each fund vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

The Board noted that each of Class A, Class B, Institutional Class, and Fidelity Large Cap Growth (retail class) of Fidelity Large Cap Growth Fund ranked below its competitive median for the period, the total expenses of Class C ranked equal to its competitive median for the period, and the total expenses of Class T ranked above its competitive median for the period. The Board considered that the total expenses of Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class.

The Board noted that each of Class A, Class B, Class C, Institutional Class, and Fidelity Large Cap Value (retail class) of Fidelity Large Cap Value Fund ranked below its competitive median for the period and the total expenses of Class T ranked above its competitive median for the period. The Board considered that the total expenses of Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class.

The Board noted that each of Class A, Class B, Class C, Institutional Class, and Fidelity Mid Cap Growth (retail class) of Fidelity Mid Cap Growth Fund ranked below its competitive median for the period and the total expenses of Class T ranked above its competitive median for the period. The Board considered that the total expenses of Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class.

The Board noted that each of Class A, Class B, Class C, Institutional Class, and Fidelity Mid Cap Value (retail class) of Fidelity Mid Cap Value Fund ranked below its competitive median for the period and the total expenses of Class T ranked above its competitive median for the period. The Board considered that the total expenses of Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that each fund's total expenses were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures and rationale for recommending different fees among categories of funds; and (vi) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations
Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Citibank, N.A.
New York, NY

ALMC-USAN-0908
1.838408.101

Fidelity Advisor Large Cap Value
Institutional Class

Fidelity Advisor Mid Cap Value
Institutional Class

Fidelity Advisor Large Cap Growth
Institutional Class

Fidelity Advisor Mid Cap Growth
Institutional Class
Funds

Semiannual Report

July 31, 2008

Each Institutional Class
listed above is a class of
Fidelity® Large Cap Value,
Fidelity Mid Cap Value,
Fidelity Large Cap Growth, and
Fidelity Mid Cap Growth
Funds

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.

Fidelity Advisor Large Cap Value Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Fidelity Advisor Mid Cap Value Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Fidelity Advisor Large Cap Growth Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Fidelity Advisor Mid Cap Growth Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Notes	<Click Here>	Notes to the Financial Statements
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

Dear Shareholder:

Domestic and international securities markets have struggled thus far in 2008. High-grade fixed-income investments produced modestly positive results, but many stock benchmarks suffered double-digit losses through the first half of this year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2008 to July 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value February 1, 2008	Ending Account Value July 31, 2008	Expenses Paid During Period* February 1, 2008 to July 31, 2008
Fidelity Large Cap Value Fund
Class A
Actual	$ 1,000.00	$ 905.50	$ 5.78
HypotheticalA	$ 1,000.00	$ 1,018.80	$ 6.12
Class T
Actual	$ 1,000.00	$ 903.90	$ 7.10
HypotheticalA	$ 1,000.00	$ 1,017.40	$ 7.52
Class B
Actual	$ 1,000.00	$ 901.80	$ 9.46
HypotheticalA	$ 1,000.00	$ 1,014.92	$ 10.02
Class C
Actual	$ 1,000.00	$ 901.60	$ 9.22
HypotheticalA	$ 1,000.00	$ 1,015.17	$ 9.77
Large Cap Value
Actual	$ 1,000.00	$ 907.10	$ 4.22
HypotheticalA	$ 1,000.00	$ 1,020.44	$ 4.47
Institutional Class
Actual	$ 1,000.00	$ 906.90	$ 4.17
HypotheticalA	$ 1,000.00	$ 1,020.49	$ 4.42
	Beginning Account Value February 1, 2008	Ending Account Value July 31, 2008	Expenses Paid During Period* February 1, 2008 to July 31, 2008
Fidelity Mid Cap Value Fund
Class A
Actual	$ 1,000.00	$ 952.80	$ 5.58
HypotheticalA	$ 1,000.00	$ 1,019.14	$ 5.77
Class T
Actual	$ 1,000.00	$ 950.80	$ 6.84
HypotheticalA	$ 1,000.00	$ 1,017.85	$ 7.07
Class B
Actual	$ 1,000.00	$ 949.30	$ 9.26
HypotheticalA	$ 1,000.00	$ 1,015.37	$ 9.57
Class C
Actual	$ 1,000.00	$ 949.30	$ 9.16
HypotheticalA	$ 1,000.00	$ 1,015.47	$ 9.47
Mid Cap Value
Actual	$ 1,000.00	$ 954.30	$ 4.23
HypotheticalA	$ 1,000.00	$ 1,020.54	$ 4.37
Institutional Class
Actual	$ 1,000.00	$ 953.50	$ 4.37
HypotheticalA	$ 1,000.00	$ 1,020.39	$ 4.52
Fidelity Large Cap Growth Fund
Class A
Actual	$ 1,000.00	$ 942.10	$ 5.07
HypotheticalA	$ 1,000.00	$ 1,019.64	$ 5.27
Class T
Actual	$ 1,000.00	$ 940.10	$ 6.46
HypotheticalA	$ 1,000.00	$ 1,018.20	$ 6.72
Class B
Actual	$ 1,000.00	$ 937.90	$ 8.67
HypotheticalA	$ 1,000.00	$ 1,015.91	$ 9.02
Class C
Actual	$ 1,000.00	$ 937.90	$ 8.72
HypotheticalA	$ 1,000.00	$ 1,015.86	$ 9.07
Large Cap Growth
Actual	$ 1,000.00	$ 943.40	$ 3.72
HypotheticalA	$ 1,000.00	$ 1,021.03	$ 3.87
Institutional Class
Actual	$ 1,000.00	$ 943.30	$ 3.43
HypotheticalA	$ 1,000.00	$ 1,021.33	$ 3.57
Fidelity Mid Cap Growth Fund
Class A
Actual	$ 1,000.00	$ 952.40	$ 4.90
HypotheticalA	$ 1,000.00	$ 1,019.84	$ 5.07
Class T
Actual	$ 1,000.00	$ 951.40	$ 6.11
HypotheticalA	$ 1,000.00	$ 1,018.60	$ 6.32
Class B
Actual	$ 1,000.00	$ 948.70	$ 8.58
HypotheticalA	$ 1,000.00	$ 1,016.06	$ 8.87
	Beginning Account Value February 1, 2008	Ending Account Value July 31, 2008	Expenses Paid During Period* February 1, 2008 to July 31, 2008
Fidelity Mid Cap Growth Fund - continued
Class C
Actual	$ 1,000.00	$ 949.50	$ 8.53
HypotheticalA	$ 1,000.00	$ 1,016.11	$ 8.82
Mid Cap Growth
Actual	$ 1,000.00	$ 954.10	$ 3.64
HypotheticalA	$ 1,000.00	$ 1,021.13	$ 3.77
Institutional Class
Actual	$ 1,000.00	$ 955.00	$ 3.16
HypotheticalA	$ 1,000.00	$ 1,021.63	$ 3.27

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below) ; multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period).

Annualized Expense Ratio
Fidelity Large Cap Value Fund
Class A	1.22%
Class T	1.50%
Class B	2.00%
Class C	1.95%
Large Cap Value	.89%
Institutional Class	.88%
Fidelity Mid Cap Value Fund
Class A	1.15%
Class T	1.41%
Class B	1.91%
Class C	1.89%
Mid Cap Value	.87%
Institutional Class	.90%
Fidelity Large Cap Growth Fund
Class A	1.05%
Class T	1.34%
Class B	1.80%
Class C	1.81%
Large Cap Growth	.77%
Institutional Class	.71%
Fidelity Mid Cap Growth Fund
Class A	1.01%
Class T	1.26%
Class B	1.77%
Class C	1.76%
Mid Cap Growth	.75%
Institutional Class	.65%

Semiannual Report

Fidelity Large Cap Value Fund

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	4.7	4.3
AT&T, Inc.	3.1	3.8
General Electric Co.	3.1	3.4
ConocoPhillips	3.0	3.1
Bank of America Corp.	3.0	2.4
Chevron Corp.	2.9	2.7
Johnson & Johnson	2.6	1.4
JPMorgan Chase & Co.	2.6	3.0
Pfizer, Inc.	2.3	1.5
Goldman Sachs Group, Inc.	2.1	1.9
	29.4
Top Five Market Sectors as of July 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.2	30.7
Energy	16.2	15.6
Health Care	11.7	7.6
Industrials	10.4	10.6
Consumer Discretionary	8.6	7.3
Asset Allocation (% of fund's net assets)
As of July 31, 2008*		As of January 31, 2008**
	Stocks 99.5%		Stocks 99.7%
	Short-Term Investments and Net Other Assets 0.5%		Short-Term Investments and Net Other Assets 0.3%
* Foreign investments	7.1%	** Foreign investments	5.3%

Semiannual Report

Fidelity Large Cap Value Fund

Investments July 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 8.6%
Auto Components - 0.6%
The Goodyear Tire & Rubber Co. (a)	399,600	$ 7,844,148
Diversified Consumer Services - 1.1%
Apollo Group, Inc. Class A (non-vtg.) (a)	113,100	7,044,999
H&R Block, Inc.	318,500	7,749,105
		14,794,104
Hotels, Restaurants & Leisure - 1.1%
McDonald's Corp.	266,200	15,916,098
Household Durables - 1.3%
Leggett & Platt, Inc.	218,400	4,258,800
NVR, Inc. (a)	18,900	10,438,848
Whirlpool Corp.	51,100	3,868,270
		18,565,918
Leisure Equipment & Products - 0.6%
Hasbro, Inc.	220,000	8,518,400
Media - 0.6%
DreamWorks Animation SKG, Inc. Class A (a)	264,800	7,864,560
Multiline Retail - 0.5%
Big Lots, Inc. (a)(d)	247,300	7,532,758
Specialty Retail - 0.5%
Best Buy Co., Inc.	180,200	7,157,544
Textiles, Apparel & Luxury Goods - 2.3%
Hanesbrands, Inc. (a)	239,600	5,137,024
NIKE, Inc. Class B	187,300	10,990,764
Phillips-Van Heusen Corp.	204,200	7,228,680
VF Corp.	115,600	8,274,648
		31,631,116
TOTAL CONSUMER DISCRETIONARY		119,824,646
CONSUMER STAPLES - 7.9%
Beverages - 2.1%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	379,600	8,168,992
Dr Pepper Snapple Group, Inc. (a)	288,200	5,957,094
Molson Coors Brewing Co. Class B	288,700	15,581,139
		29,707,225
Food & Staples Retailing - 2.0%
BJ's Wholesale Club, Inc. (a)(d)	183,900	6,901,767
CVS Caremark Corp.	240,400	8,774,600
SUPERVALU, Inc.	497,400	12,743,388
		28,419,755
Food Products - 1.1%
Del Monte Foods Co.	861,700	7,315,833
Tyson Foods, Inc. Class A (d)	513,800	7,655,620
		14,971,453
Household Products - 1.6%
Procter & Gamble Co.	328,300	21,497,084

	Shares	Value
Tobacco - 1.1%
Altria Group, Inc.	776,300	$ 15,797,705
TOTAL CONSUMER STAPLES		110,393,222
ENERGY - 16.2%
Energy Equipment & Services - 3.2%
Helmerich & Payne, Inc.	189,000	11,175,570
Nabors Industries Ltd. (a)	286,300	10,438,498
National Oilwell Varco, Inc. (a)	85,300	6,707,139
Patterson-UTI Energy, Inc. (d)	275,200	7,821,184
Tidewater, Inc. (d)	131,900	7,906,086
		44,048,477
Oil, Gas & Consumable Fuels - 13.0%
Chevron Corp. (d)	475,700	40,225,192
Cimarex Energy Co.	149,800	7,806,078
ConocoPhillips	517,800	42,262,836
El Paso Corp.	490,200	8,789,286
Exxon Mobil Corp.	808,200	65,003,527
Hess Corp.	67,500	6,844,500
Valero Energy Corp.	332,801	11,118,881
		182,050,300
TOTAL ENERGY		226,098,777
FINANCIALS - 26.2%
Capital Markets - 4.3%
Goldman Sachs Group, Inc.	160,000	29,446,400
Invesco Ltd.	362,600	8,444,954
Janus Capital Group, Inc.	234,900	7,126,866
Morgan Stanley	273,600	10,801,728
State Street Corp.	64,700	4,635,108
		60,455,056
Commercial Banks - 5.0%
Associated Banc-Corp.	236,700	3,950,523
Fifth Third Bancorp (d)	642,100	8,970,137
Huntington Bancshares, Inc. (d)	803,200	5,638,464
PNC Financial Services Group, Inc.	273,700	19,512,073
Wachovia Corp.	493,400	8,521,018
Wells Fargo & Co.	752,900	22,790,283
		69,382,498
Consumer Finance - 1.0%
Capital One Financial Corp. (d)	345,000	14,441,700
Diversified Financial Services - 5.6%
Bank of America Corp.	1,276,500	41,996,850
JPMorgan Chase & Co.	868,900	35,303,407
		77,300,257
Insurance - 7.8%
American International Group, Inc.	524,700	13,668,435
Assurant, Inc.	228,300	13,725,396
Endurance Specialty Holdings Ltd.	240,500	7,359,300
Hartford Financial Services Group, Inc.	180,800	11,460,912
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Loews Corp.	328,100	$ 14,620,136
MetLife, Inc.	237,600	12,062,952
PartnerRe Ltd.	108,400	7,622,688
RenaissanceRe Holdings Ltd.	287,600	14,630,212
The Travelers Companies, Inc.	298,900	13,187,468
		108,337,499
Real Estate Investment Trusts - 1.9%
Annaly Capital Management, Inc.	592,300	8,925,961
CapitalSource, Inc. (d)	685,900	7,970,158
Public Storage	116,500	9,540,185
		26,436,304
Thrifts & Mortgage Finance - 0.6%
Hudson City Bancorp, Inc.	475,600	8,684,456
TOTAL FINANCIALS		365,037,770
HEALTH CARE - 11.7%
Biotechnology - 1.6%
Amgen, Inc. (a)	359,700	22,528,011
Health Care Equipment & Supplies - 2.3%
Baxter International, Inc.	166,200	11,402,982
Covidien Ltd.	257,800	12,694,072
Hill-Rom Holdings, Inc.	274,100	7,699,469
		31,796,523
Health Care Providers & Services - 1.2%
Humana, Inc. (a)	191,600	8,413,156
Universal Health Services, Inc. Class B	141,000	8,547,420
		16,960,576
Life Sciences Tools & Services - 0.8%
Thermo Fisher Scientific, Inc. (a)	181,400	10,978,328
Pharmaceuticals - 5.8%
Johnson & Johnson	529,000	36,220,630
Pfizer, Inc.	1,740,200	32,489,534
Wyeth	306,300	12,411,276
		81,121,440
TOTAL HEALTH CARE		163,384,878
INDUSTRIALS - 10.4%
Aerospace & Defense - 1.7%
Northrop Grumman Corp.	185,900	12,527,801
Raytheon Co.	206,400	11,750,352
		24,278,153
Building Products - 0.9%
Lennox International, Inc.	338,600	12,088,020
Industrial Conglomerates - 5.0%
General Electric Co.	1,536,600	43,470,414

	Shares	Value
Tyco International Ltd.	398,900	$ 17,774,984
Walter Industries, Inc.	81,100	8,504,957
		69,750,355
Machinery - 2.0%
Cummins, Inc.	108,700	7,211,158
Flowserve Corp.	84,800	11,307,232
Ingersoll-Rand Co. Ltd. Class A	248,100	8,931,600
		27,449,990
Road & Rail - 0.8%
Ryder System, Inc. (d)	170,800	11,265,968
TOTAL INDUSTRIALS		144,832,486
INFORMATION TECHNOLOGY - 3.4%
Computers & Peripherals - 1.9%
Hewlett-Packard Co.	158,800	7,114,240
International Business Machines Corp.	112,600	14,410,548
Western Digital Corp. (a)(d)	201,100	5,789,669
		27,314,457
Electronic Equipment & Instruments - 1.0%
Tyco Electronics Ltd.	408,700	13,544,318
IT Services - 0.5%
Accenture Ltd. Class A	170,500	7,120,080
TOTAL INFORMATION TECHNOLOGY		47,978,855
MATERIALS - 4.4%
Chemicals - 1.2%
CF Industries Holdings, Inc.	42,700	6,979,742
The Mosaic Co.	73,800	9,388,098
		16,367,840
Containers & Packaging - 0.7%
Owens-Illinois, Inc. (a)	228,500	9,651,840
Metals & Mining - 2.5%
Cleveland-Cliffs, Inc.	76,800	8,325,888
Freeport-McMoRan Copper & Gold, Inc. Class B	152,900	14,793,075
United States Steel Corp.	76,900	12,331,684
		35,450,647
TOTAL MATERIALS		61,470,327
TELECOMMUNICATION SERVICES - 5.0%
Diversified Telecommunication Services - 5.0%
AT&T, Inc.	1,414,262	43,573,412
Verizon Communications, Inc.	756,600	25,754,664
		69,328,076
UTILITIES - 5.7%
Electric Utilities - 2.3%
Entergy Corp.	71,400	7,634,088
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Corp.	161,500	$ 11,878,325
FPL Group, Inc.	195,100	12,589,803
		32,102,216
Gas Utilities - 1.6%
Energen Corp.	177,400	10,679,480
Questar Corp.	203,100	10,739,928
		21,419,408
Independent Power Producers & Energy Traders - 1.1%
Mirant Corp. (a)(d)	237,000	7,254,570
NRG Energy, Inc. (a)	228,100	8,277,749
		15,532,319
Multi-Utilities - 0.7%
Public Service Enterprise Group, Inc.	240,900	10,069,620
TOTAL UTILITIES		79,123,563
TOTAL COMMON STOCKS (Cost $1,404,021,523)		1,387,472,600
Money Market Funds - 5.9%

Fidelity Cash Central Fund, 2.35% (b)	10,098,735	10,098,735
Fidelity Securities Lending Cash Central Fund, 2.37% (b)(c)	72,785,150	72,785,150
TOTAL MONEY MARKET FUNDS (Cost $82,883,885)		82,883,885
Cash Equivalents - 0.3%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 2.07%, dated 7/31/08 due 8/1/08 (Collateralized by U.S. Treasury Obligations) # (Cost $4,008,000)	$ 4,008,231	$ 4,008,000
TOTAL INVESTMENT PORTFOLIO - 105.7% (Cost $1,490,913,408)	1,474,364,485
NET OTHER ASSETS - (5.7)%	(79,787,858)
NET ASSETS - 100%	$ 1,394,576,627
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$4,008,000 due 8/01/08 at 2.07%
Banc of America Securities LLC	$ 797,073
Barclays Capital, Inc.	1,114,905
ING Financial Markets LLC	891,924
Lehman Brothers, Inc.	1,204,098
$ 4,008,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 139,508
Fidelity Securities Lending Cash Central Fund	167,245
Total	$ 306,753
Other Information

The following is a summary of the inputs used, as of July 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,474,364,485	$ 1,470,356,485	$ 4,008,000	$ -
Income Tax Information
The fund intends to elect to defer to its fiscal year ending January 31, 2009 approximately $42,711,239 of losses recognized during the period November 1, 2007 to January 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Large Cap Value Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2008 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $69,721,690 and repurchase agreements of $4,008,000) - See accompanying schedule: Unaffiliated issuers (cost $1,408,029,523)	$ 1,391,480,600
Fidelity Central Funds (cost $82,883,885)	82,883,885
Total Investments (cost $1,490,913,408)		$ 1,474,364,485
Cash		422
Receivable for investments sold		20,158,415
Receivable for fund shares sold		1,384,944
Dividends receivable		1,704,226
Distributions receivable from Fidelity Central Funds		49,321
Prepaid expenses		1,969
Total assets		1,497,663,782

Liabilities
Payable for investments purchased	$ 28,038,112
Payable for fund shares redeemed	1,192,549
Accrued management fee	652,811
Distribution fees payable	9,093
Other affiliated payables	344,564
Other payables and accrued expenses	64,876
Collateral on securities loaned, at value	72,785,150
Total liabilities		103,087,155

Net Assets		$ 1,394,576,627
Net Assets consist of:
Paid in capital		$ 1,574,399,278
Undistributed net investment income		10,208,420
Accumulated undistributed net realized gain (loss) on investments		(173,482,148)
Net unrealized appreciation (depreciation) on investments		(16,548,923)
Net Assets		$ 1,394,576,627

Statement of Assets and Liabilities - continued

July 31, 2008 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($18,677,458 ÷ 1,523,938 shares)	$ 12.26

Maximum offering price per share (100/94.25 of $12.26)	$ 13.01
Class T: Net Asset Value and redemption price per share ($6,092,537 ÷ 498,165 shares)	$ 12.23

Maximum offering price per share (100/96.50 of $12.23)	$ 12.67
Class B: Net Asset Value and offering price per share ($1,681,915 ÷ 137,803 shares)A	$ 12.21

Class C: Net Asset Value and offering price per share ($1,739,764 ÷ 142,679 shares)A	$ 12.19

Large Cap Value: Net Asset Value, offering price and redemption price per share ($1,364,664,363 ÷ 110,897,330 shares)	$ 12.31

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,720,590 ÷ 140,088 shares)	$ 12.28

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended July 31, 2008 (Unaudited)
Investment Income
Dividends		$ 16,456,824
Interest		7,684
Income from Fidelity Central Funds (including $167,245 from security lending)		306,753
Total income		16,771,261

Expenses
Management fee Basic fee	$ 4,092,994
Performance adjustment	145,141
Transfer agent fees	1,846,481
Distribution fees	49,947
Accounting and security lending fees	236,693
Custodian fees and expenses	19,659
Independent trustees' compensation	3,224
Registration fees	57,257
Audit	25,454
Legal	2,633
Interest	9,651
Miscellaneous	104,777
Total expenses before reductions	6,593,911
Expense reductions	(31,070)	6,562,841
Net investment income (loss)		10,208,420
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(115,021,873)
Change in net unrealized appreciation (depreciation) on investment securities		(38,606,484)
Net gain (loss)		(153,628,357)
Net increase (decrease) in net assets resulting from operations		$ (143,419,937)

Statement of Changes in Net Assets

	Six months ended July 31, 2008 (Unaudited)	Year ended January 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,208,420	$ 18,940,963
Net realized gain (loss)	(115,021,873)	18,026,031
Change in net unrealized appreciation (depreciation)	(38,606,484)	(121,407,791)
Net increase (decrease) in net assets resulting from operations	(143,419,937)	(84,440,797)
Distributions to shareholders from net investment income	-	(14,286,599)
Distributions to shareholders from net realized gain	-	(90,733,678)
Total distributions	-	(105,020,277)
Share transactions - net increase (decrease)	34,544,378	320,162,513
Total increase (decrease) in net assets	(108,875,559)	130,701,439

Net Assets
Beginning of period	1,503,452,186	1,372,750,747
End of period (including undistributed net investment income of $10,208,420 and undistributed net investment income of $4,864,259, respectively)	$ 1,394,576,627	$ 1,503,452,186

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended July 31, 2008

Year ended January 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 13.54	$ 15.41
Income from Investment Operations
Net investment income (loss) D	.07	.12
Net realized and unrealized gain (loss)	(1.35)	(1.00)
Total from investment operations	(1.28)	(.88)
Distributions from net investment income	-	(.12)
Distributions from net realized gain	-	(.87)
Total distributions	-	(.99)
Net asset value, end of period	$ 12.26	$ 13.54
Total Return B,C	(9.45)%	(6.04)%
Ratios to Average Net Assets E,H
Expenses before reductions	1.22% A	1.22% A
Expenses net of fee waivers, if any	1.22% A	1.22% A
Expenses net of all reductions	1.22% A	1.22% A
Net investment income (loss)	1.06% A	.81% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,677	$ 9,774
Portfolio turnover rate F	227% A	204%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class T

Six months ended July 31, 2008

Year ended January 31,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 13.53	$ 15.41
Income from Investment Operations
Net investment income (loss) E	.05	.08
Net realized and unrealized gain (loss)	(1.35)	(1.01)
Total from investment operations	(1.30)	(.93)
Distributions from net investment income	-	(.08)
Distributions from net realized gain	-	(.87)
Total distributions	-	(.95)
Net asset value, end of period	$ 12.23	$ 13.53
Total Return B,C,D	(9.61)%	(6.34)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.53% A	1.47% A
Expenses net of fee waivers, if any	1.50% A	1.47% A
Expenses net of all reductions	1.50% A	1.47% A
Net investment income (loss)	.78% A	.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,093	$ 5,976
Portfolio turnover rate G	227% A	204%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended July 31, 2008

Year ended January 31,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 13.54	$ 15.41
Income from Investment Operations
Net investment income (loss) E	.02	.01
Net realized and unrealized gain (loss)	(1.35)	(1.00)
Total from investment operations	(1.33)	(.99)
Distributions from net investment income	-	(.01)
Distributions from net realized gain	-	(.87)
Total distributions	-	(.88)
Net asset value, end of period	$ 12.21	$ 13.54
Total Return B,C,D	(9.82)%	(6.74)%
Ratios to Average Net Assets F,I
Expenses before reductions	2.11% A	1.99% A
Expenses net of fee waivers, if any	2.00% A	1.99% A
Expenses net of all reductions	2.00% A	1.99% A
Net investment income (loss)	.28% A	.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,682	$ 1,860
Portfolio turnover rate G	227% A	204%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class C

Six months ended July 31, 2008

Year ended January 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 13.52	$ 15.41
Income from Investment Operations
Net investment income (loss) D	.02	.01
Net realized and unrealized gain (loss)	(1.35)	(.98)
Total from investment operations	(1.33)	(.97)
Distributions from net investment income	-	(.05)
Distributions from net realized gain	-	(.87)
Total distributions	-	(.92)
Net asset value, end of period	$ 12.19	$ 13.52
Total Return B,C	(9.84)%	(6.61)%
Ratios to Average Net Assets E,H
Expenses before reductions	1.95% A	1.94% A
Expenses net of fee waivers, if any	1.95% A	1.94% A
Expenses net of all reductions	1.95% A	1.94% A
Net investment income (loss)	.33% A	.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,740	$ 1,208
Portfolio turnover rate F	227% A	204%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the contingent deferred sales charge.

D C alculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Large Cap Value

Six months ended July 31, 2008

Years ended January 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 13.57	$ 15.19	$ 13.62	$ 12.04	$ 10.64	$ 8.17
Income from Investment Operations
Net investment income (loss)D	.09	.18	.16	.17	.09 G	.09
Net realized and unrealized gain (loss)	(1.35)	(.80)	1.80	1.87	1.47	2.47
Total from investment operations	(1.26)	(.62)	1.96	2.04	1.56	2.56
Distributions from net investment income	-	(.13)	(.13)	(.11)	(.05)	(.09)
Distributions from net realized gain	-	(.87)	(.26)	(.35)	(.11)	-
Total distributions	-	(1.00)	(.39)	(.46)	(.16)	(.09)
Redemption fees added to paid in capital	-	-	- I,J	- I	- I	- I
Net asset value, end of period	$ 12.31	$ 13.57	$ 15.19	$ 13.62	$ 12.04	$ 10.64
Total Return B,C	(9.29)%	(4.39)%	14.63%	17.09%	14.68%	31.44%
Ratios to Average Net Assets E,H
Expenses before reductions	.89% A	.86%	.89%	.89%	1.07%	1.45%
Expenses net of fee waivers, if any	.89% A	.85%	.89%	.89%	1.07%	1.20%
Expenses net of all reductions	.88% A	.85%	.89%	.84%	1.05%	1.18%
Net investment income (loss)	1.40% A	1.18%	1.10%	1.32%	.79%	.99%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,364,664	$ 1,483,574	$ 1,372,751	$ 569,109	$ 177,004	$ 25,168
Portfolio turnover rate F	227% A	204%	164%	175%	170%	72%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .59%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J The redemption fee was eliminated during the year January 31, 2007.

Financial Highlights - Institutional Class

Six months ended July 31, 2008

Year ended January 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 13.54	$ 15.41
Income from Investment Operations
Net investment income (loss) D	.09	.17
Net realized and unrealized gain (loss)	(1.35)	(1.02)
Total from investment operations	(1.26)	(.85)
Distributions from net investment income	-	(.15)
Distributions from net realized gain	-	(.87)
Total distributions	-	(1.02)
Net asset value, end of period	$ 12.28	$ 13.54
Total Return B,C	(9.31)%	(5.82)%
Ratios to Average Net Assets E,H
Expenses before reductions	.88% A	.85% A
Expenses net of fee waivers, if any	.88% A	.85% A
Expenses net of all reductions	.88% A	.84% A
Net investment income (loss)	1.41% A	1.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,721	$ 1,060
Portfolio turnover rate F	227% A	204%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the Portfolio activity of any underlying Fidelity Central Funds.

G For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Mid Cap Value Fund

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Edison International	1.9	2.1
OGE Energy Corp.	1.6	0.7
Questar Corp.	1.6	1.7
Assurant, Inc.	1.6	1.6
Ingersoll-Rand Co. Ltd. Class A	1.5	0.9
RenaissanceRe Holdings Ltd.	1.5	1.5
NRG Energy, Inc.	1.4	1.4
Energen Corp.	1.4	1.6
Molson Coors Brewing Co. Class B	1.4	1.0
Public Storage	1.4	0.8
	15.3
Top Five Market Sectors as of July 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	30.2	30.0
Consumer Discretionary	13.7	13.1
Utilities	12.1	14.0
Industrials	8.3	10.4
Energy	7.5	8.1
Asset Allocation (% of fund's net assets)
As of July 31, 2008*		As of January 31, 2008**
	Stocks 99.5%		Stocks 99.7%
	Short-Term Investments and Net Other Assets 0.5%		Short-Term Investments and Net Other Assets 0.3%
* Foreign investments	9.0%	** Foreign investments	13.1%

Semiannual Report

Fidelity Mid Cap Value Fund

Investments July 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 13.7%
Auto Components - 0.8%
The Goodyear Tire & Rubber Co. (a)	273,600	$ 5,370,768
Diversified Consumer Services - 1.5%
Apollo Group, Inc. Class A (non-vtg.) (a)	56,100	3,494,469
H&R Block, Inc.	281,300	6,844,029
		10,338,498
Hotels, Restaurants & Leisure - 0.5%
Burger King Holdings, Inc.	124,600	3,343,018
Household Durables - 4.0%
Jarden Corp. (a)	170,200	4,089,906
Leggett & Platt, Inc.	420,600	8,201,700
NVR, Inc. (a)(d)	13,900	7,677,248
Whirlpool Corp. (d)	91,800	6,949,260
		26,918,114
Leisure Equipment & Products - 1.1%
Hasbro, Inc.	194,300	7,523,296
Media - 1.2%
DreamWorks Animation SKG, Inc. Class A (a)	120,600	3,581,820
Virgin Media, Inc. (d)	395,600	4,438,632
		8,020,452
Multiline Retail - 0.8%
Big Lots, Inc. (a)(d)	181,300	5,522,398
Specialty Retail - 0.8%
Ross Stores, Inc.	144,500	5,485,220
Textiles, Apparel & Luxury Goods - 3.0%
Hanesbrands, Inc. (a)(d)	215,000	4,609,600
Phillips-Van Heusen Corp.	189,400	6,704,760
VF Corp.	128,800	9,219,504
		20,533,864
TOTAL CONSUMER DISCRETIONARY		93,055,628
CONSUMER STAPLES - 7.2%
Beverages - 3.2%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	263,500	5,670,520
Dr Pepper Snapple Group, Inc. (a)	179,000	3,699,930
Molson Coors Brewing Co. Class B	181,000	9,768,570
PepsiAmericas, Inc. (d)	111,844	2,647,347
		21,786,367
Food & Staples Retailing - 1.9%
BJ's Wholesale Club, Inc. (a)(d)	120,200	4,511,106
SUPERVALU, Inc.	324,200	8,306,004
		12,817,110
Food Products - 1.8%
Del Monte Foods Co.	880,400	7,474,596
Tyson Foods, Inc. Class A (d)	338,300	5,040,670
		12,515,266

	Shares	Value
Personal Products - 0.3%
Bare Escentuals, Inc. (a)(d)	174,700	$ 2,016,038
TOTAL CONSUMER STAPLES		49,134,781
ENERGY - 7.5%
Energy Equipment & Services - 5.4%
ENSCO International, Inc.	72,300	4,998,822
Helmerich & Payne, Inc.	119,700	7,077,861
Nabors Industries Ltd. (a)	163,300	5,953,918
Oil States International, Inc. (a)	68,600	3,764,768
Patterson-UTI Energy, Inc. (d)	192,000	5,456,640
Pride International, Inc. (a)	98,800	3,829,488
Tidewater, Inc. (d)	99,400	5,958,036
		37,039,533
Oil, Gas & Consumable Fuels - 2.1%
Cimarex Energy Co.	131,500	6,852,465
El Paso Corp.	394,500	7,073,385
		13,925,850
TOTAL ENERGY		50,965,383
FINANCIALS - 30.2%
Capital Markets - 2.0%
Invesco Ltd.	279,700	6,514,213
Janus Capital Group, Inc.	117,200	3,555,848
T. Rowe Price Group, Inc.	60,200	3,602,970
		13,673,031
Commercial Banks - 4.5%
Associated Banc-Corp.	255,600	4,265,964
Cullen/Frost Bankers, Inc.	88,800	4,683,312
Fifth Third Bancorp (d)	482,100	6,734,937
Huntington Bancshares, Inc. (d)	734,400	5,155,488
Synovus Financial Corp.	477,100	4,537,221
Zions Bancorp (d)	166,100	4,861,747
		30,238,669
Consumer Finance - 1.3%
Discover Financial Services (d)	617,800	9,050,770
Insurance - 10.6%
Allied World Assurance Co. Holdings Ltd.	156,000	6,491,160
American Financial Group, Inc.	158,900	4,603,333
Assurant, Inc.	176,500	10,611,180
Axis Capital Holdings Ltd.	220,400	6,982,272
CNA Financial Corp.	136,200	3,635,178
Endurance Specialty Holdings Ltd.	240,300	7,353,180
Everest Re Group Ltd.	103,700	8,482,660
Genworth Financial, Inc. Class A (non-vtg.)	573,100	9,152,407
PartnerRe Ltd.	71,400	5,020,848
RenaissanceRe Holdings Ltd.	197,800	10,062,086
		72,394,304
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - 8.6%
Alexandria Real Estate Equities, Inc.	53,600	$ 5,534,736
Annaly Capital Management, Inc.	546,700	8,238,769
Boston Properties, Inc.	81,700	7,858,723
CapitalSource, Inc. (d)	361,800	4,204,116
Douglas Emmett, Inc.	202,000	4,753,060
ProLogis Trust	134,200	6,559,696
Public Storage	114,400	9,368,216
SL Green Realty Corp. (d)	64,800	5,400,432
UDR, Inc.	264,000	6,742,560
		58,660,308
Thrifts & Mortgage Finance - 3.2%
Astoria Financial Corp.	184,700	4,131,739
Hudson City Bancorp, Inc.	483,400	8,826,884
People's United Financial, Inc.	253,200	4,299,336
Washington Federal, Inc.	231,000	4,296,600
		21,554,559
TOTAL FINANCIALS		205,571,641
HEALTH CARE - 5.1%
Health Care Equipment & Supplies - 0.7%
Hill-Rom Holdings, Inc. (d)	170,300	4,783,727
Health Care Providers & Services - 1.7%
Humana, Inc. (a)	116,900	5,133,079
Universal Health Services, Inc. Class B	74,300	4,504,066
Wellcare Health Plans, Inc. (a)	56,000	2,202,480
		11,839,625
Life Sciences Tools & Services - 1.3%
PerkinElmer, Inc.	165,000	4,801,500
Thermo Fisher Scientific, Inc. (a)	66,300	4,012,476
		8,813,976
Pharmaceuticals - 1.4%
Endo Pharmaceuticals Holdings, Inc. (a)	135,400	3,134,510
King Pharmaceuticals, Inc. (a)	248,100	2,855,631
Perrigo Co.	94,900	3,343,327
		9,333,468
TOTAL HEALTH CARE		34,770,796
INDUSTRIALS - 8.3%
Building Products - 1.9%
Armstrong World Industries, Inc.	175,800	5,926,218
Lennox International, Inc.	191,100	6,822,270
		12,748,488
Commercial Services & Supplies - 0.5%
The Brink's Co.	53,000	3,654,880
Industrial Conglomerates - 1.1%
Walter Industries, Inc.	69,000	7,236,030

	Shares	Value
Machinery - 3.7%
Cummins, Inc.	101,300	$ 6,720,242
Flowserve Corp.	62,400	8,320,416
Ingersoll-Rand Co. Ltd. Class A	289,100	10,407,600
		25,448,258
Road & Rail - 1.1%
Ryder System, Inc. (d)	113,800	7,506,248
TOTAL INDUSTRIALS		56,593,904
INFORMATION TECHNOLOGY - 7.3%
Communications Equipment - 0.4%
Brocade Communications Systems, Inc. (a)	369,300	2,492,775
Computers & Peripherals - 1.9%
NCR Corp. (a)	298,000	8,004,280
Western Digital Corp. (a)(d)	185,600	5,343,424
		13,347,704
Electronic Equipment & Instruments - 0.7%
Avnet, Inc. (a)	165,200	4,503,352
IT Services - 1.3%
Affiliated Computer Services, Inc. Class A (a)	93,100	4,487,420
Hewitt Associates, Inc. Class A (a)	112,600	4,149,310
		8,636,730
Office Electronics - 1.3%
Xerox Corp.	669,700	9,134,708
Software - 1.7%
Compuware Corp. (a)	229,500	2,524,500
Sybase, Inc. (a)	187,100	6,288,431
Symantec Corp. (a)	147,000	3,097,290
		11,910,221
TOTAL INFORMATION TECHNOLOGY		50,025,490
MATERIALS - 7.1%
Chemicals - 3.2%
CF Industries Holdings, Inc.	39,000	6,374,940
Chemtura Corp.	668,500	4,358,620
Lubrizol Corp.	105,300	5,243,940
Terra Industries, Inc.	117,400	6,339,600
		22,317,100
Containers & Packaging - 1.3%
Owens-Illinois, Inc. (a)	124,500	5,258,880
Rock-Tenn Co. Class A	98,662	3,507,434
		8,766,314
Metals & Mining - 2.6%
Cleveland-Cliffs, Inc.	56,900	6,168,529
Commercial Metals Co.	100,500	2,999,925
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Reliance Steel & Aluminum Co.	76,400	$ 4,825,424
Steel Dynamics, Inc.	112,300	3,557,664
		17,551,542
TOTAL MATERIALS		48,634,956
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 1.0%
CenturyTel, Inc.	96,200	3,577,678
Embarq Corp.	65,800	3,011,666
		6,589,344
UTILITIES - 12.1%
Electric Utilities - 2.4%
Allegheny Energy, Inc.	74,000	3,581,600
Edison International	262,300	12,679,583
		16,261,183
Gas Utilities - 3.0%
Energen Corp.	163,600	9,848,720
Questar Corp.	203,100	10,739,928
		20,588,648
Independent Power Producers & Energy Traders - 3.0%
Constellation Energy Group, Inc.	48,200	4,008,312
Mirant Corp. (a)(d)	218,400	6,685,224
NRG Energy, Inc. (a)(d)	276,900	10,048,701
		20,742,237
Multi-Utilities - 3.7%
MDU Resources Group, Inc.	282,500	9,014,575

	Shares	Value
OGE Energy Corp.	329,100	$ 10,768,152
Wisconsin Energy Corp.	119,500	5,391,840
		25,174,567
TOTAL UTILITIES		82,766,635
TOTAL COMMON STOCKS (Cost $687,355,692)		678,108,558
Money Market Funds - 15.4%

Fidelity Cash Central Fund, 2.35% (b)	4,820,036	4,820,036
Fidelity Securities Lending Cash Central Fund, 2.37% (b)(c)	100,401,700	100,401,700
TOTAL MONEY MARKET FUNDS (Cost $105,221,736)		105,221,736
TOTAL INVESTMENT PORTFOLIO - 114.9% (Cost $792,577,428)	783,330,294
NET OTHER ASSETS - (14.9)%	(101,875,666)
NET ASSETS - 100%	$ 681,454,628
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 57,536
Fidelity Securities Lending Cash Central Fund	173,877
Total	$ 231,413
Other Information

The following is a summary of the inputs used, as of July 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 783,330,294	$ 783,330,294	$ -	$ -
Income Tax Information
The fund intends to elect to defer to its fiscal year ending January 31, 2009 approximately $31,051,104 of losses recognized during the period November 1, 2007 to January 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Mid Cap Value Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2008 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $96,249,779) - See accompanying schedule: Unaffiliated issuers (cost $687,355,692)	$ 678,108,558
Fidelity Central Funds (cost $105,221,736)	105,221,736
Total Investments (cost $792,577,428)		$ 783,330,294
Receivable for investments sold		11,269,885
Receivable for fund shares sold		326,990
Dividends receivable		93,690
Distributions receivable from Fidelity Central Funds		44,081
Prepaid expenses		1,064
Other receivables		6
Total assets		795,066,010

Liabilities
Payable for investments purchased	$ 11,327,241
Payable for fund shares redeemed	1,340,438
Accrued management fee	306,429
Distribution fees payable	5,538
Other affiliated payables	182,818
Other payables and accrued expenses	47,218
Collateral on securities loaned, at value	100,401,700
Total liabilities		113,611,382

Net Assets		$ 681,454,628
Net Assets consist of:
Paid in capital		$ 760,724,908
Undistributed net investment income		2,735,973
Accumulated undistributed net realized gain (loss) on investments		(72,759,119)
Net unrealized appreciation (depreciation) on investments		(9,247,134)
Net Assets		$ 681,454,628

Statement of Assets and Liabilities - continued

July 31, 2008 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($8,694,262 ÷ 606,467 shares)	$ 14.34

Maximum offering price per share (100/94.25 of $14.34)	$ 15.21
Class T: Net Asset Value and redemption price per share ($3,815,574 ÷ 266,749 shares)	$ 14.30

Maximum offering price per share (100/96.50 of $14.30)	$ 14.82
Class B: Net Asset Value and offering price per share ($1,092,096 ÷ 76,762 shares)A	$ 14.23

Class C: Net Asset Value and offering price per share ($1,586,479 ÷ 111,599 shares)A	$ 14.22

Mid Cap Value: Net Asset Value, offering price and redemption price per share ($664,443,902 ÷ 46,151,826 shares)	$ 14.40

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,822,315 ÷ 126,900 shares)	$ 14.36

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Mid Cap Value Fund
Financial Statements - continued

Statement of Operations

	Six months ended July 31, 2008 (Unaudited)

Investment Income
Dividends		$ 5,682,498
Interest		4,009
Income from Fidelity Central Funds (including $173,877 from security lending)		231,413
Total income		5,917,920

Expenses
Management fee Basic fee	$ 2,018,748
Performance adjustment	(108,484)
Transfer agent fees	974,643
Distribution fees	34,085
Accounting and security lending fees	133,941
Custodian fees and expenses	18,684
Independent trustees' compensation	1,602
Registration fees	43,439
Audit	24,620
Legal	1,330
Miscellaneous	62,385
Total expenses before reductions	3,204,993
Expense reductions	(23,080)	3,181,913
Net investment income (loss)		2,736,007
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(37,247,495)
Change in net unrealized appreciation (depreciation) on investment securities		1,088,001
Net gain (loss)		(36,159,494)
Net increase (decrease) in net assets resulting from operations		$ (33,423,487)

Statement of Changes in Net Assets

	Six months ended July 31, 2008 (Unaudited)	Year ended January 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,736,007	$ 4,221,007
Net realized gain (loss)	(37,247,495)	(3,216,421)
Change in net unrealized appreciation (depreciation)	1,088,001	(85,150,820)
Net increase (decrease) in net assets resulting from operations	(33,423,487)	(84,146,234)
Distributions to shareholders from net investment income	(34)	(3,037,015)
Distributions to shareholders from net realized gain	(300)	(37,140,454)
Total distributions	(334)	(40,177,469)
Share transactions - net increase (decrease)	(37,933,248)	198,288,449
Redemption fees	4,737	47,852
Total increase (decrease) in net assets	(71,352,332)	74,012,598

Net Assets
Beginning of period	752,806,960	678,794,362
End of period (including undistributed net investment income of $2,735,973 and undistributed net investment income of $1,465,714, respectively)	$ 681,454,628	$ 752,806,960

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended July 31, 2008

Year ended January 31,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 15.05	$ 17.63
Income from Investment Operations
Net investment income (loss) E	.04	.03
Net realized and unrealized gain (loss)	(.75)	(1.78)
Total from investment operations	(.71)	(1.75)
Distributions from net investment income	-	(.06)
Distributions from net realized gain	-	(.77)
Total distributions	-	(.83)
Redemption fees added to paid in capitalE,J	-	-
Net asset value, end of period	$ 14.34	$ 15.05
Total Return B,C,D	(4.72)%	(10.28)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.15% A	1.14% A
Expenses net of fee waivers, if any	1.15% A	1.14% A
Expenses net of all reductions	1.15% A	1.13% A
Net investment income (loss)	.48% A	.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,694	$ 7,445
Portfolio turnover rate G	261% A	264%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

Financial Highlights - Class T

Six months ended July 31, 2008

Year ended January 31,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 15.04	$ 17.63
Income from Investment Operations
Net investment income (loss) E	.02	(.02)
Net realized and unrealized gain (loss)	(.76)	(1.76)
Total from investment operations	(.74)	(1.78)
Distributions from net investment income	-	(.04)
Distributions from net realized gain	-	(.77)
Total distributions	-	(.81)
Redemption fees added to paid in capitalE,J	-	-
Net asset value, end of period	$ 14.30	$ 15.04
Total Return B,C,D	(4.92)%	(10.46)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.41% A	1.39% A
Expenses net of fee waivers, if any	1.41% A	1.39% A
Expenses net of all reductions	1.41% A	1.39% A
Net investment income (loss)	.22% A	(.10)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,816	$ 3,714
Portfolio turnover rate G	261% A	264%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended July 31, 2008

Year ended January 31,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 14.99	$ 17.63
Income from Investment Operations
Net investment income (loss) E	(.02)	(.10)
Net realized and unrealized gain (loss)	(.74)	(1.76)
Total from investment operations	(.76)	(1.86)
Distributions from net investment income	-	(.01)
Distributions from net realized gain	-	(.77)
Total distributions	-	(.78)
Redemption fees added to paid in capitalE,J	-	-
Net asset value, end of period	$ 14.23	$ 14.99
Total Return B,C,D	(5.07)%	(10.88)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.91% A	1.89% A
Expenses net of fee waivers, if any	1.91% A	1.89% A
Expenses net of all reductions	1.91% A	1.89% A
Net investment income (loss)	(.28)% A	(.59)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,092	$ 1,304
Portfolio turnover rate G	261% A	264%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

Financial Highlights - Class C

Six months ended July 31, 2008

Year ended January 31,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 14.98	$ 17.63
Income from Investment Operations
Net investment income (loss) E	(.02)	(.10)
Net realized and unrealized gain (loss)	(.74)	(1.77)
Total from investment operations	(.76)	(1.87)
Distributions from net investment income	-	(.01)
Distributions from net realized gain	-	(.77)
Total distributions	-	(.78)
Redemption fees added to paid in capitalE,J	-	-
Net asset value, end of period	$ 14.22	$ 14.98
Total Return B,C,D	(5.07)%	(10.94)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.89% A	1.90% A
Expenses net of fee waivers, if any	1.89% A	1.90% A
Expenses net of all reductions	1.89% A	1.90% A
Net investment income (loss)	(.26)% A	(.60)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,586	$ 1,658
Portfolio turnover rate G	261% A	264%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Mid Cap Value

Six months ended July 31, 2008

Years ended January 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 15.09	$ 17.18	$ 15.65	$ 14.14	$ 12.32	$ 8.85
Income from Investment Operations
Net investment income (loss) D	.06	.08	.09	.16 G	.08	.06
Net realized and unrealized gain (loss)	(.75)	(1.34)	1.98	2.59	2.10	3.45
Total from investment operations	(.69)	(1.26)	2.07	2.75	2.18	3.51
Distributions from net investment income	-	(.06)	(.09)	(.10)	(.04)	(.04)
Distributions from net realized gain	-	(.77)	(.45)	(1.15)	(.32)	-
Total distributions	-	(.83)	(.54)	(1.24) J	(.36)	(.04)
Redemption fees added to paid in capital D,I	-	-	-	-	-	-
Net asset value, end of period	$ 14.40	$ 15.09	$ 17.18	$ 15.65	$ 14.14	$ 12.32
Total Return B,C	(4.57)%	(7.67)%	13.48%	19.97%	17.75%	39.69%
Ratios to Average Net Assets E,H
Expenses before reductions	.87% A	.83%	.84%	.86%	.91%	1.07%
Expenses net of fee waivers, if any	.87% A	.82%	.84%	.86%	.91%	1.07%
Expenses net of all reductions	.87% A	.82%	.84%	.81%	.90%	1.05%
Net investment income (loss)	.77% A	.47%	.56%	1.08% G	.59%	.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 664,444	$ 737,234	$ 678,794	$ 365,817	$ 153,231	$ 95,797
Portfolio turnover rate F	261% A	264%	187%	207%	196%	97%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .81%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $1.24 per share is comprised of distributions from net investment income of $0.095 and distributions from net realized gain of $1.145 per share.

Financial Highlights - Institutional Class

Six months ended July 31, 2008

Year ended January 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 15.06	$ 17.63
Income from Investment Operations
Net investment income (loss) D	.06	.07
Net realized and unrealized gain (loss)	(.76)	(1.78)
Total from investment operations	(.70)	(1.71)
Distributions from net investment income	-	(.09)
Distributions from net realized gain	-	(.77)
Total distributions	-	(.86)
Redemption fees added to paid in capitalD,I	-	-
Net asset value, end of period	$ 14.36	$ 15.06
Total Return B,C	(4.65)%	(10.06)%
Ratios to Average Net Assets E,H
Expenses before reductions	.90% A	.89% A
Expenses net of fee waivers, if any	.90% A	.89% A
Expenses net of all reductions	.89% A	.88% A
Net investment income (loss)	.74% A	.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,822	$ 1,452
Portfolio turnover rate F	261% A	264%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Large Cap Growth Fund

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
International Business Machines Corp.	4.9	0.0
Exxon Mobil Corp.	4.1	4.4
Honeywell International, Inc.	3.6	0.0
Accenture Ltd. Class A	3.4	3.3
Adobe Systems, Inc.	3.3	0.0
The Western Union Co.	3.3	2.0
McDonald's Corp.	3.2	2.6
Kroger Co.	3.2	3.0
Linear Technology Corp.	3.1	0.0
Clorox Co.	3.0	0.0
	35.1
Top Five Market Sectors as of July 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	28.6	26.0
Health Care	13.9	16.8
Industrials	13.6	14.2
Energy	11.9	7.9
Consumer Staples	11.8	10.9
Asset Allocation (% of fund's net assets)
As of July 31, 2008*		As of January 31, 2008**
	Stocks 99.7%		Stocks 99.4%
	Short-Term Investments and Net Other Assets 0.3%		Short-Term Investments and Net Other Assets 0.6%
* Foreign investments	3.8%	** Foreign investments	4.4%

Semiannual Report

Fidelity Large Cap Growth Fund

Investments July 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 9.2%
Hotels, Restaurants & Leisure - 3.2%
McDonald's Corp.	68,800	$ 4,113,552
Household Durables - 1.0%
NVR, Inc. (a)	2,400	1,325,568
Leisure Equipment & Products - 1.2%
Hasbro, Inc.	39,000	1,510,080
Multiline Retail - 0.5%
Big Lots, Inc. (a)	19,300	587,878
Specialty Retail - 2.3%
Ross Stores, Inc.	36,000	1,366,560
Urban Outfitters, Inc. (a)	45,600	1,505,256
		2,871,816
Textiles, Apparel & Luxury Goods - 1.0%
Hanesbrands, Inc. (a)(d)	59,900	1,284,256
TOTAL CONSUMER DISCRETIONARY		11,693,150
CONSUMER STAPLES - 11.8%
Food & Staples Retailing - 6.5%
Kroger Co.	143,400	4,055,352
Wal-Mart Stores, Inc.	40,400	2,368,248
Walgreen Co.	16,500	566,610
Whole Foods Market, Inc. (d)	52,800	1,170,576
		8,160,786
Household Products - 4.5%
Clorox Co.	70,600	3,847,700
Energizer Holdings, Inc. (a)	25,900	1,847,706
		5,695,406
Personal Products - 0.8%
Alberto-Culver Co.	38,900	1,043,687
TOTAL CONSUMER STAPLES		14,899,879
ENERGY - 11.9%
Energy Equipment & Services - 4.6%
ENSCO International, Inc.	18,300	1,265,262
Rowan Companies, Inc.	57,200	2,276,560
Tidewater, Inc. (d)	30,600	1,834,164
Unit Corp. (a)	6,100	412,055
		5,788,041
Oil, Gas & Consumable Fuels - 7.3%
El Paso Corp.	91,000	1,631,630
Exxon Mobil Corp.	65,200	5,244,036
Hess Corp.	7,600	770,640
Occidental Petroleum Corp.	21,500	1,694,845
		9,341,151
TOTAL ENERGY		15,129,192

	Shares	Value
FINANCIALS - 4.4%
Capital Markets - 2.3%
Charles Schwab Corp.	99,900	$ 2,286,711
Janus Capital Group, Inc.	22,800	691,752
		2,978,463
Insurance - 1.6%
AFLAC, Inc.	36,000	2,001,960
Thrifts & Mortgage Finance - 0.5%
Hudson City Bancorp, Inc.	32,500	593,450
TOTAL FINANCIALS		5,573,873
HEALTH CARE - 13.9%
Biotechnology - 5.5%
Biogen Idec, Inc. (a)	52,500	3,662,400
Gilead Sciences, Inc. (a)	62,400	3,368,352
		7,030,752
Health Care Equipment & Supplies - 0.9%
Edwards Lifesciences Corp. (a)	19,100	1,197,188
Health Care Providers & Services - 2.0%
Express Scripts, Inc. (a)	35,700	2,518,278
Life Sciences Tools & Services - 2.7%
Techne Corp. (a)	42,600	3,387,552
Pharmaceuticals - 2.8%
Johnson & Johnson	51,400	3,519,358
TOTAL HEALTH CARE		17,653,128
INDUSTRIALS - 13.6%
Aerospace & Defense - 7.9%
Honeywell International, Inc.	88,900	4,519,676
Precision Castparts Corp.	4,700	439,121
Rockwell Collins, Inc.	28,100	1,396,289
The Boeing Co.	60,900	3,721,599
		10,076,685
Commercial Services & Supplies - 0.3%
Manpower, Inc.	8,100	388,800
Construction & Engineering - 1.6%
Fluor Corp.	13,000	1,057,550
KBR, Inc.	35,700	1,017,450
		2,075,000
Industrial Conglomerates - 0.4%
McDermott International, Inc. (a)	9,600	457,632
Machinery - 3.1%
AGCO Corp. (a)	16,200	969,570
Manitowoc Co., Inc.	52,700	1,389,172
Parker Hannifin Corp.	25,500	1,572,840
		3,931,582
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 0.3%
Landstar System, Inc.	7,200	$ 364,176
TOTAL INDUSTRIALS		17,293,875
INFORMATION TECHNOLOGY - 28.6%
Communications Equipment - 1.5%
QUALCOMM, Inc.	34,500	1,909,230
Computers & Peripherals - 5.5%
International Business Machines Corp.	49,000	6,271,020
Western Digital Corp. (a)(d)	26,700	768,693
		7,039,713
Internet Software & Services - 0.7%
Sohu.com, Inc. (a)	10,900	822,732
IT Services - 7.9%
Accenture Ltd. Class A	104,700	4,372,272
MasterCard, Inc. Class A (d)	6,100	1,489,315
The Western Union Co.	152,400	4,212,336
		10,073,923
Semiconductors & Semiconductor Equipment - 5.9%
Altera Corp.	143,300	3,145,435
Linear Technology Corp.	127,200	3,949,560
National Semiconductor Corp.	15,600	326,820
		7,421,815
Software - 7.1%
Activision Blizzard, Inc. (a)	48,100	1,730,638
Adobe Systems, Inc. (a)	102,900	4,254,915
Microsoft Corp.	118,100	3,037,532
		9,023,085
TOTAL INFORMATION TECHNOLOGY		36,290,498
MATERIALS - 4.2%
Chemicals - 1.5%
Air Products & Chemicals, Inc.	3,300	314,193
E.I. du Pont de Nemours & Co.	7,500	328,575
Monsanto Co.	5,500	655,105
Praxair, Inc.	3,400	318,682
The Mosaic Co.	2,500	318,025
		1,934,580
Construction Materials - 0.3%
Vulcan Materials Co. (d)	5,100	327,369
Metals & Mining - 2.1%
AK Steel Holding Corp.	6,100	387,350
Allegheny Technologies, Inc.	6,800	321,572
Cleveland-Cliffs, Inc.	3,200	346,912
Freeport-McMoRan Copper & Gold, Inc. Class B	3,300	319,275
Newmont Mining Corp.	6,300	302,148
Nucor Corp.	5,500	314,710

	Shares	Value
Southern Copper Corp.	11,200	$ 311,136
United States Steel Corp.	2,200	352,792
		2,655,895
Paper & Forest Products - 0.3%
Domtar Corp. (a)	67,800	386,460
TOTAL MATERIALS		5,304,304
TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
MetroPCS Communications, Inc. (a)	20,400	339,252
NII Holdings, Inc. (a)	5,700	311,562
		650,814
UTILITIES - 1.6%
Electric Utilities - 0.4%
Exelon Corp.	6,000	471,720
Gas Utilities - 0.5%
Equitable Resources, Inc.	6,000	313,500
Questar Corp.	5,400	285,552
		599,052
Independent Power Producers & Energy Traders - 0.2%
Dynegy, Inc. Class A (a)	48,000	323,040
Multi-Utilities - 0.2%
Public Service Enterprise Group, Inc.	7,200	300,960
Water Utilities - 0.3%
Aqua America, Inc. (d)	21,300	337,605
TOTAL UTILITIES		2,032,377
TOTAL COMMON STOCKS (Cost $128,580,662)		126,521,090
Money Market Funds - 4.8%

Fidelity Cash Central Fund, 2.35% (b)	484,791	484,791
Fidelity Securities Lending Cash Central Fund, 2.37% (b)(c)	5,594,625	5,594,625
TOTAL MONEY MARKET FUNDS (Cost $6,079,416)		6,079,416
TOTAL INVESTMENT PORTFOLIO - 104.5% (Cost $134,660,078)	132,600,506
NET OTHER ASSETS - (4.5)%	(5,695,888)
NET ASSETS - 100%	$ 126,904,618
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 14,448
Fidelity Securities Lending Cash Central Fund	28,025
Total	$ 42,473
Other Information

The following is a summary of the inputs used, as of July 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 132,600,506	$ 132,600,506	$ -	$ -
Income Tax Information
The fund intends to elect to defer to its fiscal year ending January 31, 2009 approximately $7,837,041 of losses recognized during the period November 1, 2007 to January 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Large Cap Growth Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2008 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $5,248,178) - See accompanying schedule: Unaffiliated issuers (cost $128,580,662)	$ 126,521,090
Fidelity Central Funds (cost $6,079,416)	6,079,416
Total Investments (cost $134,660,078)		$ 132,600,506
Receivable for fund shares sold		80,027
Dividends receivable		49,581
Distributions receivable from Fidelity Central Funds		5,253
Prepaid expenses		205
Other receivables		164
Total assets		132,735,736

Liabilities
Payable for fund shares redeemed	$ 124,393
Accrued management fee	37,106
Distribution fees payable	1,870
Other affiliated payables	42,278
Other payables and accrued expenses	30,846
Collateral on securities loaned, at value	5,594,625
Total liabilities		5,831,118

Net Assets		$ 126,904,618
Net Assets consist of:
Paid in capital		$ 148,945,196
Undistributed net investment income		170,970
Accumulated undistributed net realized gain (loss) on investments		(20,151,976)
Net unrealized appreciation (depreciation) on investments		(2,059,572)
Net Assets		$ 126,904,618

Statement of Assets and Liabilities - continued

July 31, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,659,607 ÷ 178,867 shares)	$ 9.28

Maximum offering price per share (100/94.25 of $9.28)	$ 9.85
Class T: Net Asset Value and redemption price per share ($482,859 ÷ 52,167 shares)	$ 9.26

Maximum offering price per share (100/96.50 of $9.26)	$ 9.60

Class B: Net Asset Value and offering price per share ($696,537 ÷ 75,515 shares)A	$ 9.22

Class C: Net Asset Value and offering price per share ($828,122 ÷ 89,935 shares)A	$ 9.21

Large Cap Growth: Net Asset Value, offering price and redemption price per share ($122,897,626 ÷ 13,177,219 shares)	$ 9.33

Institutional Class: Net Asset Value, offering price and redemption price per share ($339,867 ÷ 36,479 shares)	$ 9.32

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended July 31, 2008 (Unaudited)

Investment Income
Dividends		$ 701,657
Interest		2,091
Income from Fidelity Central Funds (including $28,025 from security lending)		42,473
Total income		746,221

Expenses
Management fee Basic fee	$ 409,094
Performance adjustment	(153,594)
Transfer agent fees	219,406
Distribution fees	11,074
Accounting and security lending fees	29,640
Custodian fees and expenses	7,159
Independent trustees' compensation	325
Registration fees	31,452
Audit	23,793
Legal	273
Miscellaneous	16,214
Total expenses before reductions	594,836
Expense reductions	(19,585)	575,251
Net investment income (loss)		170,970
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(11,493,135)
Change in net unrealized appreciation (depreciation) on investment securities		2,699,896
Net gain (loss)		(8,793,239)
Net increase (decrease) in net assets resulting from operations		$ (8,622,269)

Statement of Changes in Net Assets

	Six months ended July 31, 2008 (Unaudited)	Year ended January 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 170,970	$ (131,322)
Net realized gain (loss)	(11,493,135)	10,237,592
Change in net unrealized appreciation (depreciation)	2,699,896	(21,747,840)
Net increase (decrease) in net assets resulting from operations	(8,622,269)	(11,641,570)
Distributions to shareholders from net realized gain	-	(18,572,404)
Share transactions - net increase (decrease)	(16,610,287)	(1,164,336)
Total increase (decrease) in net assets	(25,232,556)	(31,378,310)

Net Assets
Beginning of period	152,137,174	183,515,484
End of period (including undistributed net investment income of $170,970 and undistributed net investment income of $0, respectively)	$ 126,904,618	$ 152,137,174

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended July 31, 2008

Year ended January 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 9.85	$ 11.85
Income from Investment Operations
Net investment income (loss) D	-	(.03)
Net realized and unrealized gain (loss)	(.57)	(.72)
Total from investment operations	(.57)	(.75)
Distributions from net realized gain	-	(1.25)
Net asset value, end of period	$ 9.28	$ 9.85
Total Return B,C	(5.79)%	(6.99)%
Ratios to Average Net Assets E,H
Expenses before reductions	1.05% A	1.20% A
Expenses net of fee waivers, if any	1.05% A	1.20% A
Expenses net of all reductions	1.05% A	1.20% A
Net investment income (loss)	(.03)% A	(.29)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,660	$ 1,302
Portfolio turnover rate F	366% A	428%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class T

Six months ended July 31, 2008

Year ended January 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 9.85	$ 11.85
Income from Investment Operations
Net investment income (loss) D	(.02)	(.06)
Net realized and unrealized gain (loss)	(.57)	(.69)
Total from investment operations	(.59)	(.75)
Distributions from net realized gain	-	(1.25)
Net asset value, end of period	$ 9.26	$ 9.85
Total Return B,C	(5.99)%	(7.05)%
Ratios to Average Net Assets E,H
Expenses before reductions	1.34% A	1.47% A
Expenses net of fee waivers, if any	1.34% A	1.47% A
Expenses net of all reductions	1.34% A	1.47% A
Net investment income (loss)	(.32)% A	(.56)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 483	$ 1,097
Portfolio turnover rate F	366% A	428%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended July 31, 2008

Year ended January 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 9.83	$ 11.85
Income from Investment Operations
Net investment income (loss) D	(.04)	(.12)
Net realized and unrealized gain (loss)	(.57)	(.70)
Total from investment operations	(.61)	(.82)
Distributions from net realized gain	-	(1.20)
Net asset value, end of period	$ 9.22	$ 9.83
Total Return B,C	(6.21)%	(7.62)%
Ratios to Average Net Assets E,H
Expenses before reductions	1.80% A	1.99% A
Expenses net of fee waivers, if any	1.80% A	1.99% A
Expenses net of all reductions	1.80% A	1.99% A
Net investment income (loss)	(.79)% A	(1.07)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 697	$ 543
Portfolio turnover rate F	366% A	428%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the contingent deferred sales charge.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class C

Six months ended July 31, 2008

Year ended January 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 9.82	$ 11.85
Income from Investment Operations
Net investment income (loss) D	(.04)	(.11)
Net realized and unrealized gain (loss)	(.57)	(.70)
Total from investment operations	(.61)	(.81)
Distributions from net realized gain	-	(1.22)
Net asset value, end of period	$ 9.21	$ 9.82
Total Return B,C	(6.21)%	(7.54)%
Ratios to Average Net Assets E,H
Expenses before reductions	1.81% A	1.96% A
Expenses net of fee waivers, if any	1.81% A	1.96% A
Expenses net of all reductions	1.81% A	1.96% A
Net investment income (loss)	(.79)% A	(1.05)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 828	$ 945
Portfolio turnover rate F	366% A	428%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the contingent deferred sales charge.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Large Cap Growth

Six months ended July 31, 2008

Years ended January 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 9.89	$ 11.92	$ 11.82	$ 10.17	$ 9.21	$ 6.93
Income from Investment Operations
Net investment income (loss) D	.01	(.01)	- J	.02 G	(.01) H	(.01)
Net realized and unrealized gain (loss)	(.57)	(.77)	.37	1.87	.97	2.29
Total from investment operations	(.56)	(.78)	.37	1.89	.96	2.28
Distributions from net investment income	-	-	(.01)	-	-	-
Distributions from net realized gain	-	(1.25)	(.26)	(.24)	-	-
Total distributions	-	(1.25)	(.27)	(.24)	-	-
Redemption fees added to paid in capital	- J	- J	- J,K	- J	- J	- J
Net asset value, end of period	$ 9.33	$ 9.89	$ 11.92	$ 11.82	$ 10.17	$ 9.21
Total Return B,C	(5.66)%	(7.26)%	3.20%	18.66%	10.42%	32.90%
Ratios to Average Net Assets E,I
Expenses before reductions	.80% A	1.03%	1.10%	1.12%	1.30%	1.53%
Expenses net of fee waivers, if any	.77% A	.99%	1.00%	1.00%	1.20%	1.20%
Expenses net of all reductions	.77% A	.98%	.99%	.94%	1.13%	1.18%
Net investment income (loss)	.25% A	(.07)%	.02%	.15%	(.07)%	(.15)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 122,898	$ 147,864	$ 183,515	$ 157,513	$ 49,453	$ 23,079
Portfolio turnover rate F	366% A	428%	189%	268%	274%	81%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.07)%.

H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.32)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K The redemption fee was eliminated during the year ended January 31, 2007.

Financial Highlights - Institutional Class

Six months ended July 31, 2008

Year ended January 31,

(Unaudited)

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 9.88	$ 11.85
Income from Investment Operations
Net investment income (loss) C	.01	- H
Net realized and unrealized gain (loss)	(.57)	(.70)
Total from investment operations	(.56)	(.70)
Distributions from net realized gain	-	(1.27)
Net asset value, end of period	$ 9.32	$ 9.88
Total Return B	(5.67)%	(6.64)%
Ratios to Average Net Assets D,G
Expenses before reductions	.71% A	.88% A
Expenses net of fee waivers, if any	.71% A	.88% A
Expenses net of all reductions	.71% A	.88% A
Net investment income (loss)	.30% A	.03% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 340	$ 386
Portfolio turnover rate E	366% A	428%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Mid Cap Growth Fund

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
American Apparel, Inc.	1.8	0.0
Timminco Ltd.	1.6	0.0
Allergan, Inc.	1.0	0.5
CONSOL Energy, Inc.	1.0	0.8
Q-Cells AG	0.9	0.2
Southwestern Energy Co.	0.9	1.4
Skyworks Solutions, Inc.	0.9	0.3
Dice Holdings, Inc.	0.9	0.6
Cummins, Inc.	0.9	0.0
BJ Services Co.	0.8	0.0
	10.7
Top Five Market Sectors as of July 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	19.1	19.8
Industrials	16.2	17.1
Health Care	14.7	16.6
Energy	13.6	11.6
Consumer Discretionary	13.4	14.1
Asset Allocation (% of fund's net assets)
As of July 31, 2008*		As of January 31, 2008**
	Stocks 97.3%		Stocks 100.2%
	Convertible Securities 0.4%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 2.3%		Short-Term Investments and Net Other Assets† (0.2)%
* Foreign investments	17.1%	** Foreign investments	11.7%

† Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Fidelity Mid Cap Growth Fund

Investments July 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
CONSUMER DISCRETIONARY - 13.4%
Auto Components - 0.2%
Tenneco, Inc. (a)	32,000	$ 461,440
Automobiles - 0.4%
Fiat SpA	10,000	172,044
Renault SA	11,300	938,003
		1,110,047
Diversified Consumer Services - 1.6%
American Public Education, Inc.	21,200	963,116
Apollo Group, Inc. Class A (non-vtg.) (a)	200	12,458
Hillenbrand, Inc.	30,300	701,445
K12, Inc.	15,000	379,200
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	8,000	560,000
Princeton Review, Inc. (a)	69,296	533,579
Regis Corp.	36,900	1,032,831
Strayer Education, Inc.	100	22,270
		4,204,899
Hotels, Restaurants & Leisure - 1.1%
Bally Technologies, Inc. (a)	24,200	769,318
Buffalo Wild Wings, Inc. (a)(d)	17,400	572,982
Burger King Holdings, Inc.	28,789	772,409
Las Vegas Sands Corp. (a)(d)	2,000	91,040
Papa John's International, Inc. (a)	15,100	427,179
Peet's Coffee & Tea, Inc. (a)(d)	7,000	136,430
Starwood Hotels & Resorts Worldwide, Inc.	5,400	185,166
Texas Roadhouse, Inc. Class A (a)	14,500	134,560
		3,089,084
Household Durables - 2.0%
Centex Corp.	125,700	1,845,276
KB Home	40,100	705,359
Lennar Corp. Class A (d)	25,100	303,710
M/I Homes, Inc.	10,000	189,500
Newell Rubbermaid, Inc.	15,100	249,603
Pulte Homes, Inc. (d)	171,500	2,094,015
Ryland Group, Inc.	5,000	102,950
		5,490,413
Internet & Catalog Retail - 0.3%
Blue Nile, Inc. (a)	6,400	246,528
Priceline.com, Inc. (a)	4,599	528,655
		775,183
Leisure Equipment & Products - 0.5%
Eastman Kodak Co.	40,000	585,600
Leapfrog Enterprises, Inc. Class A (a)	39,300	376,101
Nikon Corp.	14,000	406,740
		1,368,441
Media - 1.7%
DISH Network Corp. Class A (a)	13,057	384,137
Grupo Televisa SA de CV (CPO) sponsored ADR	37,000	832,130

	Shares	Value
Regal Entertainment Group Class A (d)	67,100	$ 1,117,215
Scripps Networks Interactive, Inc. Class A	29,000	1,175,660
Virgin Media, Inc.	70,000	785,400
VisionChina Media, Inc. ADR	10,000	250,400
		4,544,942
Specialty Retail - 1.8%
Abercrombie & Fitch Co. Class A	5,000	276,100
Asbury Automotive Group, Inc.	13,100	129,821
bebe Stores, Inc.	50,000	518,500
Gamestop Corp. Class A (a)	400	16,204
Group 1 Automotive, Inc.	8,700	170,955
Limited Brands, Inc.	20,000	329,800
Lumber Liquidators, Inc.	26,500	396,970
Monro Muffler Brake, Inc.	9,700	176,637
OfficeMax, Inc.	34,800	444,048
Ross Stores, Inc.	36,300	1,377,948
Stage Stores, Inc.	700	10,374
Staples, Inc.	31,000	697,500
Tween Brands, Inc. (a)	28,700	395,199
Urban Outfitters, Inc. (a)	1,800	59,418
		4,999,474
Textiles, Apparel & Luxury Goods - 3.8%
American Apparel, Inc. (a)(d)	850,970	5,003,701
Coach, Inc. (a)	20,000	510,200
Deckers Outdoor Corp. (a)	9,800	1,107,498
FGX International Ltd.	15,000	174,000
Geox SpA (d)	10,000	111,884
Iconix Brand Group, Inc. (a)	150,000	1,800,000
Lululemon Athletica, Inc.	16,800	372,960
Polo Ralph Lauren Corp. Class A	20,500	1,212,985
Quiksilver, Inc. (a)	18,800	144,196
		10,437,424
TOTAL CONSUMER DISCRETIONARY		36,481,347
CONSUMER STAPLES - 2.4%
Beverages - 0.2%
Coca-Cola FEMSA SAB de CV sponsored ADR	11,200	635,824
Food & Staples Retailing - 0.8%
CVS Caremark Corp.	14,600	532,900
Sysco Corp.	61,100	1,732,796
		2,265,696
Food Products - 1.0%
Campbell Soup Co.	17,300	629,374
Marine Harvest ASA (a)(d)	2,400,000	1,700,322
McCormick & Co., Inc. (non-vtg.)	11,300	453,130
		2,782,826
Personal Products - 0.4%
Avon Products, Inc.	7,300	309,520
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - continued
Bare Escentuals, Inc. (a)	53,600	$ 618,544
Estee Lauder Companies, Inc. Class A	900	39,690
		967,754
TOTAL CONSUMER STAPLES		6,652,100
ENERGY - 13.6%
Energy Equipment & Services - 6.5%
Atwood Oceanics, Inc. (a)	42,000	1,928,220
BJ Services Co.	75,700	2,225,580
Cameron International Corp. (a)	1,700	81,192
Compagnie Generale de Geophysique SA (a)	5,000	195,431
Diamond Offshore Drilling, Inc.	16,700	1,992,310
ENSCO International, Inc.	25,000	1,728,500
Exterran Holdings, Inc. (a)	1,000	56,440
Global Industries Ltd. (a)	25,000	298,500
Halliburton Co.	10,000	448,200
Helix Energy Solutions Group, Inc. (a)	9,000	287,370
Hercules Offshore, Inc. (a)	44,000	1,098,680
IHS, Inc. Class A (a)	11,500	715,645
Nabors Industries Ltd. (a)	45,000	1,640,700
National Oilwell Varco, Inc. (a)	24,120	1,896,556
Petroleum Geo-Services ASA	18,800	433,845
Smith International, Inc.	23,900	1,777,682
Subsea 7, Inc. (a)	5,000	117,494
T-3 Energy Services, Inc. (a)	7,000	479,990
Transocean, Inc. (a)	961	130,725
Weatherford International Ltd. (a)	8,000	301,840
		17,834,900
Oil, Gas & Consumable Fuels - 7.1%
Alpha Natural Resources, Inc. (a)	22,300	2,206,585
Arch Coal, Inc.	29,700	1,672,407
Atlas Energy Resources LLC	1,000	35,480
Boardwalk Pipeline Partners, LP	5,700	134,862
Cameco Corp.	3,000	107,125
Canadian Natural Resources Ltd.	10,100	789,277
Chesapeake Energy Corp.	24,100	1,208,615
Concho Resources, Inc.	1,000	32,750
CONSOL Energy, Inc.	35,300	2,625,967
Copano Energy LLC	4,900	153,566
Denbury Resources, Inc. (a)	30,700	863,898
Energy Transfer Equity LP	5,200	154,544
EOG Resources, Inc.	500	50,265
Foundation Coal Holdings, Inc.	7,000	415,800
Frontier Oil Corp.	23,100	421,575
Hess Corp.	1,000	101,400
Holly Corp.	18,601	531,617
Newfield Exploration Co. (a)	2,000	97,960
OAO Gazprom sponsored ADR	8,900	422,750
Patriot Coal Corp. (a)	3,000	378,450

	Shares	Value
Peabody Energy Corp.	24,000	$ 1,623,600
Petrobank Energy & Resources Ltd. (a)	38,200	1,537,178
Southwestern Energy Co. (a)	68,200	2,476,342
Tesoro Corp.	22,400	345,856
Williams Companies, Inc.	23,100	740,355
XTO Energy, Inc.	2,000	94,460
		19,222,684
TOTAL ENERGY		37,057,584
FINANCIALS - 8.4%
Capital Markets - 1.2%
Franklin Resources, Inc.	14,600	1,468,906
Janus Capital Group, Inc.	12,000	364,080
SEI Investments Co.	31,300	720,839
T. Rowe Price Group, Inc.	12,300	736,155
		3,289,980
Commercial Banks - 1.4%
Associated Banc-Corp.	15,000	250,350
Banco do Brasil SA	25,000	403,947
Bank of Yokohama Ltd.	84,000	541,641
Huntington Bancshares, Inc.	45,000	315,900
Mitsubishi UFJ Financial Group, Inc.	110,000	971,285
Shizuoka Bank Ltd.	40,000	427,931
Sumitomo Mitsui Financial Group, Inc.	120	931,002
		3,842,056
Consumer Finance - 0.4%
ACOM Co. Ltd.	20,000	589,489
Promise Co. Ltd. (d)	10,000	255,816
SLM Corp. (a)	10,000	171,300
		1,016,605
Diversified Financial Services - 3.2%
Bolsa de Mercadorias & Futuros - BM&F SA	95,000	837,878
Bovespa Holding SA	78,000	975,872
CME Group, Inc.	1,300	468,169
Heckmann Corp. (a)	150,000	1,473,000
IntercontinentalExchange, Inc. (a)	13,400	1,337,320
KKR Financial Holdings LLC	153,000	1,571,310
MSCI, Inc. Class A	11,800	351,050
NYMEX Holdings, Inc.	16,100	1,319,878
Osaka Securities Exchange Co. Ltd.	64	276,430
		8,610,907
Insurance - 0.7%
Allied World Assurance Co. Holdings Ltd.	3,000	124,830
Assurant, Inc.	8,300	498,996
Axis Capital Holdings Ltd.	5,000	158,400
CNinsure, Inc. ADR	54,000	747,900
Prudential Financial, Inc.	7,000	482,790
		2,012,916
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - 0.4%
CapitalSource, Inc.	50,000	$ 581,000
SL Green Realty Corp.	5,000	416,700
		997,700
Real Estate Management & Development - 0.4%
Jones Lang LaSalle, Inc. (d)	10,500	500,220
Meruelo Maddux Properties, Inc. (a)	300,000	579,000
		1,079,220
Thrifts & Mortgage Finance - 0.7%
Hudson City Bancorp, Inc.	27,000	493,020
People's United Financial, Inc.	36,700	623,166
Washington Federal, Inc.	47,900	890,940
		2,007,126
TOTAL FINANCIALS		22,856,510
HEALTH CARE - 14.7%
Biotechnology - 4.1%
Acorda Therapeutics, Inc. (a)(d)	15,000	492,150
Alexion Pharmaceuticals, Inc. (a)	18,500	1,734,375
Alkermes, Inc. (a)	55,000	866,250
Amgen, Inc. (a)	12,500	782,875
Amylin Pharmaceuticals, Inc. (a)	47,607	1,502,001
BioMarin Pharmaceutical, Inc. (a)	20,000	651,000
Cephalon, Inc. (a)	11,300	826,708
CSL Ltd.	13,000	423,554
Gilead Sciences, Inc. (a)	16,362	883,221
Grifols SA	10,000	299,125
GTx, Inc. (a)	33,500	624,440
Martek Biosciences (a)	1,000	37,610
Myriad Genetics, Inc. (a)	7,000	465,500
Rigel Pharmaceuticals, Inc. (a)	25,000	636,000
Theravance, Inc. (a)(d)	58,038	927,447
Vertex Pharmaceuticals, Inc. (a)	1,000	34,500
		11,186,756
Health Care Equipment & Supplies - 3.7%
Abiomed, Inc. (a)(d)	2,000	35,460
Alcon, Inc.	3,000	517,290
Align Technology, Inc. (a)(d)	26,008	260,340
American Medical Systems Holdings, Inc. (a)	50,000	823,500
Baxter International, Inc.	8,000	548,880
Conceptus, Inc. (a)	50,500	862,035
EnteroMedics, Inc.	24,000	98,400
ev3, Inc. (a)(d)	60,000	579,000
Hill-Rom Holdings, Inc.	20,300	570,227
Immucor, Inc. (a)	10,000	301,300
Insulet Corp. (a)(d)	18,000	251,100
Intuitive Surgical, Inc. (a)	1,000	311,290
Kinetic Concepts, Inc. (a)	40,000	1,398,000

	Shares	Value
Masimo Corp.	26,000	$ 982,020
Orthofix International NV (a)	24,000	570,960
RTI Biologics, Inc. (a)	2,000	16,580
Smith & Nephew PLC sponsored ADR (d)	3,000	160,950
TranS1, Inc. (d)	207,900	1,925,154
		10,212,486
Health Care Providers & Services - 2.8%
athenahealth, Inc. (d)	26,800	809,360
Brookdale Senior Living, Inc.	2,000	30,520
Coventry Health Care, Inc. (a)	5,500	194,535
Emeritus Corp. (a)	57,608	970,695
Express Scripts, Inc. (a)	15,600	1,100,424
Genoptix, Inc.	36,000	1,049,400
Henry Schein, Inc. (a)	5,473	293,134
Medco Health Solutions, Inc. (a)	18,000	892,440
Molina Healthcare, Inc. (a)(d)	20,000	596,800
MWI Veterinary Supply, Inc. (a)	8,000	280,320
Odontoprev SA	18,000	473,624
Pediatrix Medical Group, Inc. (a)	15,587	758,308
Psychiatric Solutions, Inc. (a)	900	31,518
Sunrise Senior Living, Inc. (a)	11,000	197,230
		7,678,308
Health Care Technology - 0.3%
MedAssets, Inc.	51,900	784,728
Life Sciences Tools & Services - 2.1%
AMAG Pharmaceuticals, Inc.	20,000	820,000
Bruker BioSciences Corp. (a)	6,600	91,212
Charles River Laboratories International, Inc. (a)	19,700	1,309,262
Covance, Inc. (a)	12,300	1,129,140
Millipore Corp. (a)	500	35,175
PAREXEL International Corp. (a)	26,000	759,980
Pharmaceutical Product Development, Inc.	30,200	1,151,828
QIAGEN NV (a)	15,000	281,850
Varian, Inc. (a)	2,000	98,800
		5,677,247
Pharmaceuticals - 1.7%
Allergan, Inc.	52,400	2,721,132
Perrigo Co.	700	24,661
Teva Pharmaceutical Industries Ltd. sponsored ADR	11,300	506,692
XenoPort, Inc. (a)	29,700	1,360,854
		4,613,339
TOTAL HEALTH CARE		40,152,864
INDUSTRIALS - 15.8%
Aerospace & Defense - 0.9%
BE Aerospace, Inc. (a)	32,444	833,162
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Precision Castparts Corp.	8,000	$ 747,440
Spirit AeroSystems Holdings, Inc. Class A (a)	36,700	794,922
		2,375,524
Air Freight & Logistics - 0.2%
United Parcel Service, Inc. Class B	6,400	403,712
Airlines - 0.0%
Northwest Airlines Corp. (a)	12,700	116,332
Building Products - 0.1%
Ameron International Corp.	1,500	193,935
Universal Forest Products, Inc.	1,000	27,000
		220,935
Commercial Services & Supplies - 5.0%
Advisory Board Co. (a)	2,600	99,710
Allied Waste Industries, Inc. (a)	35,000	423,500
American Reprographics Co. (a)	36,200	579,562
China Security & Surveillance Technology, Inc. (a)	45,000	634,500
Copart, Inc. (a)	17,000	745,620
Corporate Executive Board Co.	15,400	577,192
Corrections Corp. of America (a)	79,182	2,219,471
Fuel Tech, Inc. (a)(d)	13,600	252,008
GeoEye, Inc. (a)	35,000	757,750
Huron Consulting Group, Inc. (a)	20,500	1,069,280
InnerWorkings, Inc. (a)	32,000	373,120
Manpower, Inc. (d)	18,400	883,200
Republic Services, Inc.	29,600	962,000
SR Teleperformance SA	26,300	1,009,651
The Geo Group, Inc. (a)	71,600	1,721,264
Waste Connections, Inc. (a)	20,600	749,634
Waste Management, Inc.	15,400	547,316
		13,604,778
Construction & Engineering - 1.1%
BAUER AG	5,000	477,105
Fluor Corp.	15,000	1,220,250
Grupo Acciona SA	2,000	420,275
Outotec Oyj	3,000	152,795
Quanta Services, Inc. (a)	6,000	185,280
URS Corp. (a)	14,000	586,880
		3,042,585
Electrical Equipment - 5.7%
Akeena Solar, Inc. (a)(d)	65,000	293,800
American Superconductor Corp. (a)	16,000	631,840
Canadian Solar, Inc. (a)(d)	15,000	431,550
Carbone Lorraine	5,000	284,824
Ener1, Inc. (a)	3,000	21,120
Evergreen Solar, Inc. (a)(d)	123,000	1,148,820
First Solar, Inc. (a)	5,300	1,511,083
Gamesa Corporacion Tecnologica, SA	15,000	713,166
JA Solar Holdings Co. Ltd. ADR (a)	61,000	925,370

	Shares	Value
Q-Cells AG (a)(d)	26,100	$ 2,528,619
Renewable Energy Corp. AS (a)	29,600	857,203
Roth & Rau AG (a)	4,000	186,305
SolarWorld AG	19,000	885,572
Sunpower Corp. Class A (a)(d)	25,400	2,000,758
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(d)	52,000	1,739,920
Vestas Wind Systems AS (a)	9,800	1,278,085
		15,438,035
Industrial Conglomerates - 0.4%
McDermott International, Inc. (a)	5,000	238,350
Orkla ASA (A Shares)	30,000	379,971
Siemens AG sponsored ADR	2,000	242,760
Walter Industries, Inc.	3,000	314,610
		1,175,691
Machinery - 1.9%
AGCO Corp. (a)	20,600	1,232,910
Cummins, Inc.	35,000	2,321,900
Donaldson Co., Inc.	4,000	180,440
FreightCar America, Inc.	10,000	380,900
GEA Group AG	12,000	394,823
Ingersoll-Rand Co. Ltd. Class A	18,000	648,000
Robbins & Myers, Inc.	700	35,539
		5,194,512
Road & Rail - 0.3%
Con-way, Inc.	5,000	252,800
Knight Transportation, Inc.	2,000	37,840
Landstar System, Inc.	1,500	75,870
Localiza Rent a Car SA	35,000	411,291
Union Pacific Corp.	2,000	164,880
		942,681
Trading Companies & Distributors - 0.2%
Genesis Lease Ltd. ADR	31,600	410,484
Watsco, Inc. (d)	3,500	174,545
		585,029
TOTAL INDUSTRIALS		43,099,814
INFORMATION TECHNOLOGY - 19.1%
Communications Equipment - 1.7%
Cisco Systems, Inc. (a)	38,000	835,620
Corning, Inc.	22,000	440,220
Juniper Networks, Inc. (a)	76,700	1,996,501
Nice Systems Ltd. sponsored ADR (a)	5,000	147,800
QUALCOMM, Inc.	15,000	830,100
Research In Motion Ltd. (a)	3,000	368,460
		4,618,701
Computers & Peripherals - 1.4%
Apple, Inc. (a)	7,000	1,112,650
HTC Corp.	31,800	499,060
Intermec, Inc. (a)	2,000	37,640
NCR Corp. (a)	46,600	1,251,676
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
SanDisk Corp. (a)	31,000	$ 437,100
Western Digital Corp. (a)	15,200	437,608
		3,775,734
Electronic Equipment & Instruments - 2.3%
Arrow Electronics, Inc. (a)	10,000	322,200
Avnet, Inc. (a)	27,300	744,198
Bell Microproducts, Inc. (a)	64,318	147,931
Digital Ally, Inc. (a)(d)	255,000	2,129,250
Diploma PLC	200,000	631,788
Flextronics International Ltd. (a)	61,100	545,623
Ingram Micro, Inc. Class A (a)	30,700	565,801
Itron, Inc. (a)(d)	14,500	1,338,785
		6,425,576
Internet Software & Services - 2.8%
Akamai Technologies, Inc. (a)	16,900	394,446
Art Technology Group, Inc. (a)	460,000	1,688,200
comScore, Inc. (a)	14,000	267,120
DealerTrack Holdings, Inc. (a)	54,900	855,342
Dice Holdings, Inc. (d)	263,600	2,340,768
Internet Brands, Inc. Class A	30,979	179,988
LoopNet, Inc. (a)	20,000	227,200
Omniture, Inc. (a)(d)	100,700	1,747,145
The Knot, Inc. (a)	2,700	23,652
		7,723,861
IT Services - 1.4%
Cognizant Technology Solutions Corp. Class A (a)	67,700	1,900,339
CyberSource Corp. (a)	38,000	674,500
MasterCard, Inc. Class A	2,800	683,620
Visa, Inc.	8,300	606,398
		3,864,857
Semiconductors & Semiconductor Equipment - 6.0%
Altera Corp.	21,000	460,950
Applied Materials, Inc.	105,000	1,818,600
ARM Holdings PLC sponsored ADR	23,600	133,812
ASML Holding NV (NY Shares)	35,000	797,650
Atheros Communications, Inc. (a)	15,000	465,000
AuthenTec, Inc. (a)	201,800	1,541,752
Broadcom Corp. Class A (a)	26,500	643,685
Cavium Networks, Inc. (a)	47,000	754,350
Cymer, Inc. (a)	18,000	476,820
Cypress Semiconductor Corp. (a)	27,200	741,200
Eagle Test Systems, Inc. (a)	8,919	110,596
FormFactor, Inc. (a)	14,063	244,696
Himax Technologies, Inc. sponsored ADR	35,100	133,380
Intersil Corp. Class A	28,400	685,292
Lam Research Corp. (a)	58,500	1,924,065
Microchip Technology, Inc.	9,500	303,335
Skyworks Solutions, Inc. (a)	259,700	2,456,762
Teradyne, Inc. (a)	31,100	291,407

	Shares	Value
Varian Semiconductor Equipment Associates, Inc. (a)	63,800	$ 1,864,236
Xilinx, Inc.	16,200	402,246
		16,249,834
Software - 3.5%
Activision Blizzard, Inc. (a)	17,000	611,660
Adobe Systems, Inc. (a)	8,000	330,800
CommVault Systems, Inc. (a)	20,000	304,600
Concur Technologies, Inc. (a)	22,100	910,962
FactSet Research Systems, Inc.	6,000	346,020
Giant Interactive Group, Inc. ADR (d)	57,000	532,380
Jack Henry & Associates, Inc.	38,300	826,897
McAfee, Inc. (a)	19,000	622,250
Nintendo Co. Ltd.	900	415,800
Nuance Communications, Inc. (a)	13,900	215,728
Quest Software, Inc. (a)	50,000	755,500
Salesforce.com, Inc. (a)	4,000	255,160
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	9,900	255,717
SPSS, Inc. (a)	1,000	33,050
SuccessFactors, Inc. (d)	100,311	1,056,275
Symantec Corp. (a)	30,000	632,100
Synchronoss Technologies, Inc. (a)	40,000	468,800
Taleo Corp. Class A (a)	20,000	374,800
THQ, Inc. (a)	18,800	285,384
Voltaire Ltd.	52,500	212,100
		9,445,983
TOTAL INFORMATION TECHNOLOGY		52,104,546
MATERIALS - 6.4%
Chemicals - 1.5%
Albemarle Corp.	12,100	471,053
CF Industries Holdings, Inc.	5,000	817,300
FMC Corp.	300	22,311
Monsanto Co.	9,000	1,071,990
Potash Corp. of Saskatchewan, Inc.	2,500	510,675
The Mosaic Co.	8,500	1,081,285
W.R. Grace & Co. (a)	10,000	257,700
		4,232,314
Metals & Mining - 4.9%
Agnico-Eagle Mines Ltd.	6,000	328,759
Aquarius Platinum Ltd. (United Kingdom)	8,000	78,513
ArcelorMittal SA (NY Shares) Class A	5,000	437,100
Barrick Gold Corp.	13,900	588,664
Century Aluminum Co. (a)	9,000	534,780
Cleveland-Cliffs, Inc.	7,000	758,870
Freeport-McMoRan Copper & Gold, Inc. Class B	11,500	1,112,625
Gerdau SA sponsored ADR	20,000	435,400
Globe Specialty Metals, Inc. (Reg. S) (a)	30,000	937,500
Newmont Mining Corp.	10,000	479,600
Nucor Corp.	13,200	755,304
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Randgold Resources Ltd. sponsored ADR	8,800	$ 450,384
Royal Gold, Inc.	8,000	285,440
Steel Dynamics, Inc.	16,000	506,880
Timminco Ltd. (a)(d)	185,800	4,391,620
United States Steel Corp.	6,500	1,042,340
Yamana Gold, Inc.	15,000	185,476
		13,309,255
TOTAL MATERIALS		17,541,569
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.1%
tw telecom, inc. (a)	20,000	319,600
Wireless Telecommunication Services - 0.3%
American Tower Corp. Class A (a)	10,805	452,730
China Mobile (Hong Kong) Ltd. sponsored ADR	5,000	334,250
		786,980
TOTAL TELECOMMUNICATION SERVICES		1,106,580
UTILITIES - 3.1%
Electric Utilities - 1.2%
Allegheny Energy, Inc.	17,600	851,840
E.ON AG	1,500	285,847
Enernoc, Inc. (a)(d)	10,000	161,400
Entergy Corp.	2,500	267,300
Exelon Corp.	1,500	117,930
PPL Corp.	33,800	1,587,248
		3,271,565
Independent Power Producers & Energy Traders - 1.8%
AES Corp. (a)	69,400	1,120,116
Clipper Windpower PLC (a)	2,500	20,111
Constellation Energy Group, Inc.	22,000	1,829,520
NRG Energy, Inc. (a)	12,000	435,480
Ormat Technologies, Inc.	22,500	1,080,450
Reliant Energy, Inc. (a)	25,000	452,750
		4,938,427

	Shares	Value
Multi-Utilities - 0.1%
Wisconsin Energy Corp.	3,000	$ 135,360
TOTAL UTILITIES		8,345,352
TOTAL COMMON STOCKS (Cost $270,211,196)		265,398,266
Convertible Bonds - 0.4%
Principal Amount
INDUSTRIALS - 0.4%
Electrical Equipment - 0.4%
Evergreen Solar, Inc. 4% 7/15/13 (Cost $1,000,000)	$ 1,000,000	980,000
Money Market Funds - 9.4%
	Shares
Fidelity Cash Central Fund, 2.35% (b)	4,282,617	4,282,617
Fidelity Securities Lending Cash Central Fund, 2.37% (b)(c)	21,240,485	21,240,485
TOTAL MONEY MARKET FUNDS (Cost $25,523,102)		25,523,102
TOTAL INVESTMENT PORTFOLIO - 107.1% (Cost $296,734,298)	291,901,368
NET OTHER ASSETS - (7.1)%	(19,263,191)
NET ASSETS - 100%	$ 272,638,177
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 21,423
Fidelity Securities Lending Cash Central Fund	275,849
Total	$ 297,272
Other Information

The following is a summary of the inputs used, as of July 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 291,901,368	$ 272,175,108	$ 19,726,260	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	82.9%
Canada	3.4%
Japan	1.9%
Cayman Islands	1.8%
Germany	1.8%
Brazil	1.2%
Norway	1.2%
Others (individually less than 1%)	5.8%
100.0%
Income Tax Information
The fund intends to elect to defer to its fiscal year ending January 31, 2009 approximately $18,706,577 of losses recognized during the period November 1, 2007 to January 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Mid Cap Growth Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2008 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $20,707,309) - See accompanying schedule: Unaffiliated issuers (cost $271,211,196)	$ 266,378,266
Fidelity Central Funds (cost $25,523,102)	25,523,102
Total Investments (cost $296,734,298)		$ 291,901,368
Cash		317,640
Receivable for investments sold		7,035,520
Receivable for fund shares sold		241,567
Dividends receivable		89,944
Interest receivable		3,184
Distributions receivable from Fidelity Central Funds		76,651
Prepaid expenses		472
Other receivables		7,813
Total assets		299,674,159

Liabilities
Payable for investments purchased	$ 5,165,804
Payable for fund shares redeemed	435,614
Accrued management fee	66,298
Distribution fees payable	2,212
Other affiliated payables	85,610
Other payables and accrued expenses	39,959
Collateral on securities loaned, at value	21,240,485
Total liabilities		27,035,982

Net Assets		$ 272,638,177
Net Assets consist of:
Paid in capital		$ 305,879,939
Undistributed net investment income		672,217
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(29,080,938)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(4,833,041)
Net Assets		$ 272,638,177

Statement of Assets and Liabilities - continued

July 31, 2008 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($2,533,774 ÷ 218,233 shares)	$ 11.61

Maximum offering price per share (100/94.25 of $11.61)	$ 12.32
Class T: Net Asset Value and redemption price per share ($1,749,499 ÷ 151,424 shares)	$ 11.55

Maximum offering price per share (100/96.50 of $11.55)	$ 11.97
Class B: Net Asset Value and offering price per share ($411,684 ÷ 35,886 shares)A	$ 11.47

Class C: Net Asset Value and offering price per share ($900,561 ÷ 78,471 shares)A	$ 11.48

Mid Cap Growth: Net Asset Value, offering price and redemption price per share ($266,822,029 ÷ 22,905,847 shares)	$ 11.65

Institutional Class: Net Asset Value, offering price and redemption price per share ($220,630 ÷ 18,912 shares)	$ 11.67

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Mid Cap Growth Fund
Financial Statements - continued

Statement of Operations

	Six months ended July 31, 2008 (Unaudited)
Investment Income
Dividends		$ 1,477,416
Interest		5,624
Income from Fidelity Central Funds (including $275,849 from security lending)		297,272
Total income		1,780,312

Expenses
Management fee Basic fee	$ 827,818
Performance adjustment	(353,015)
Transfer agent fees	442,991
Distribution fees	11,217
Accounting and security lending fees	59,622
Custodian fees and expenses	18,815
Independent trustees' compensation	673
Registration fees	36,051
Audit	24,090
Legal	575
Interest	15,528
Miscellaneous	54,347
Total expenses before reductions	1,138,712
Expense reductions	(30,617)	1,108,095
Net investment income (loss)		672,217
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(8,962,212)
Foreign currency transactions	21,716
Total net realized gain (loss)		(8,940,496)
Change in net unrealized appreciation (depreciation) on: Investment securities	(5,009,385)
Assets and liabilities in foreign currencies	(2,020)
Total change in net unrealized appreciation (depreciation)		(5,011,405)
Net gain (loss)		(13,951,901)
Net increase (decrease) in net assets resulting from operations		$ (13,279,684)

Statement of Changes in Net Assets

	Six months ended July 31, 2008 (Unaudited)	Year ended January 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 672,217	$ (525,556)
Net realized gain (loss)	(8,940,496)	13,597,312
Change in net unrealized appreciation (depreciation)	(5,011,405)	(50,633,687)
Net increase (decrease) in net assets resulting from operations	(13,279,684)	(37,561,931)
Distributions to shareholders from net realized gain	-	(21,909,497)
Share transactions - net increase (decrease)	(19,132,275)	(76,821,412)
Redemption fees	5,057	26,012
Total increase (decrease) in net assets	(32,406,902)	(136,266,828)

Net Assets
Beginning of period	305,045,079	441,311,907
End of period (including undistributed net investment income of $672,217 and undistributed net investment income of $0, respectively)	$ 272,638,177	$ 305,045,079

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended July 31, 2008

Year ended January 31,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 12.19	$ 14.33
Income from Investment Operations
Net investment income (loss) E	.01	(.05)
Net realized and unrealized gain (loss)	(.59)	(1.30)
Total from investment operations	(.58)	(1.35)
Distributions from net realized gain	-	(.79)
Redemption fees added to paid in capitalE,J	-	-
Net asset value, end of period	$ 11.61	$ 12.19
Total Return B,C,D	(4.76)%	(9.95)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.01% A	1.10% A
Expenses net of fee waivers, if any	1.01% A	1.10% A
Expenses net of all reductions	1.00% A	1.10% A
Net investment income (loss)	.19% A	(.41)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,534	$ 1,936
Portfolio turnover rate G	140% A	245%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

Financial Highlights - Class T

Six months ended July 31, 2008

Year ended January 31,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 12.14	$ 14.33
Income from Investment Operations
Net investment income (loss) E	-J	(.09)
Net realized and unrealized gain (loss)	(.59)	(1.31)
Total from investment operations	(.59)	(1.40)
Distributions from net realized gain	-	(.79)
Redemption fees added to paid in capitalE,J	-	-
Net asset value, end of period	$ 11.55	$ 12.14
Total Return B,C,D	(4.86)%	(10.30)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.26% A	1.36% A
Expenses net of fee waivers, if any	1.26% A	1.36% A
Expenses net of all reductions	1.25% A	1.36% A
Net investment income (loss)	(.06)% A	(.68)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,749	$ 591
Portfolio turnover rate G	140% A	245%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended July 31, 2008

Year ended January 31,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 12.09	$ 14.33
Income from Investment Operations
Net investment income (loss) E	(.03)	(.16)
Net realized and unrealized gain (loss)	(.59)	(1.29)
Total from investment operations	(.62)	(1.45)
Distributions from net realized gain	-	(.79)
Redemption fees added to paid in capitalE,J	-	-
Net asset value, end of period	$ 11.47	$ 12.09
Total Return B,C,D	(5.13)%	(10.65)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.77% A	1.85% A
Expenses net of fee waivers, if any	1.77% A	1.85% A
Expenses net of all reductions	1.76% A	1.85% A
Net investment income (loss)	(.56)% A	(1.16)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 412	$ 414
Portfolio turnover rate G	140% A	245%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

Financial Highlights - Class C

Six months ended July 31, 2008

Year ended January 31,

(Unaudited)

2008 H

Selected Per-Share Data
Net asset value, beginning of period	$ 12.09	$ 14.33
Income from Investment Operations
Net investment income (loss) E	(.03)	(.15)
Net realized and unrealized gain (loss)	(.58)	(1.30)
Total from investment operations	(.61)	(1.45)
Distributions from net realized gain	-	(.79)
Redemption fees added to paid in capitalE,J	-	-
Net asset value, end of period	$ 11.48	$ 12.09
Total Return B,C,D	(5.05)%	(10.65)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.76% A	1.85% A
Expenses net of fee waivers, if any	1.76% A	1.85% A
Expenses net of all reductions	1.76% A	1.85% A
Net investment income (loss)	(.56)% A	(1.16)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 901	$ 697
Portfolio turnover rate G	140% A	245%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Mid Cap Growth

Six months ended July 31, 2008

Years ended January 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 12.21	$ 14.31	$ 14.38	$ 11.58	$ 10.63	$ 7.32
Income from Investment Operations
Net investment income (loss) D	.03	(.02)	(.04)	.01 G	(.03) H	(.07)
Net realized and unrealized gain (loss)	(.59)	(1.29)	.15	3.09	1.15	3.38
Total from investment operations	(.56)	(1.31)	.11	3.10	1.12	3.31
Distributions from net realized gain	-	(.79)	(.18)	(.30)	(.17)	-
Redemption fees added to paid in capital D,J	-	-	-	-	-	-
Net asset value, end of period	$ 11.65	$ 12.21	$ 14.31	$ 14.38	$ 11.58	$ 10.63
Total Return B,C	(4.59)%	(9.68)%	.80%	27.15%	10.55%	45.22%
Ratios to Average Net Assets E,I
Expenses before reductions	.76% A	.83%	1.02%	1.04%	1.02%	1.25%
Expenses net of fee waivers, if any	.75% A	.81%	1.00%	1.00%	1.02%	1.20%
Expenses net of all reductions	.74% A	.81%	.99%	.95%	.99%	1.16%
Net investment income (loss)	.46% A	(.12)%	(.33)%	.07% G	(.31)% H	(.77)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 266,822	$ 301,225	$ 441,312	$ 349,982	$ 77,658	$ 60,660
Portfolio turnover rate F	140% A	245%	178%	173%	220%	94%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.18)%.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.44)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

Six months ended July 31, 2008

Year ended January 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 12.22	$ 14.33
Income from Investment Operations
Net investment income (loss) D	.03	-I
Net realized and unrealized gain (loss)	(.58)	(1.32)
Total from investment operations	(.55)	(1.32)
Distributions from net realized gain	-	(.79)
Redemption fees added to paid in capitalD,I	-	-
Net asset value, end of period	$ 11.67	$ 12.22
Total Return B,C	(4.50)%	(9.74)%
Ratios to Average Net Assets E,H
Expenses before reductions	.65% A	.72% A
Expenses net of fee waivers, if any	.65% A	.72% A
Expenses net of all reductions	.64% A	.72% A
Net investment income (loss)	.56% A	(.03)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 221	$ 182
Portfolio turnover rate F	140% A	245%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2008 (Unaudited)

1. Organization.

Fidelity Large Cap Value Fund, Fidelity Mid Cap Value Fund, Fidelity Large Cap Growth Fund and Fidelity Mid Cap Growth Fund (the Funds) are funds of Fidelity Devonshire Trust (the trust) and are authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management company organized as a Massachusetts business trust. The Funds offer Class A, Class T, Class B, Class C, Institutional Class and Large Cap Value, Mid Cap Value, Large Cap Growth and Mid Cap Growth shares, respectively, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. Certain Funds investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, each Fund uses independent pricing services approved by the Board of Trustees to value their investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Funds are subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Funds' fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of July 31, 2008, for each Fund's investments is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE) normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Funds' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Fidelity Large Cap Value Fund	$ 1,519,119,430	$ 90,457,059	$ (135,212,004)	$ (44,754,945)
Fidelity Mid Cap Value Fund	798,909,441	46,452,647	(62,031,794)	(15,579,147)
Fidelity Large Cap Growth Fund	135,217,977	4,379,275	(6,996,746)	(2,617,471)
Fidelity Mid Cap Growth Fund	297,611,728	22,597,705	(28,308,065)	(5,710,360)

Short-Term Trading (Redemption) Fees. Shares held in the Fidelity Mid Cap value Fund and Fidelity Mid Cap Growth Fund less than 30 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Funds and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Large Cap Value Fund	1,698,126,323	1,655,056,297
Fidelity Mid Cap Value Fund	936,364,115	971,742,697
Fidelity Large Cap Growth Fund	264,714,959	280,674,750
Fidelity Mid Cap Growth Fund	206,044,385	231,217,336

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee for the funds is subject to a performance adjustment (up to a maximum ± .20% of each applicable Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on each applicable Fund's relative investment performance of the asset-weighted return of all classes as compared to an appropriate benchmark index. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets, including the performance adjustment, if applicable was as follows:

	Individual Rate	Group Rate	Total
Fidelity Large Cap Value Fund	.30%	.26%	.58%
Fidelity Mid Cap Value Fund	.30%	.26%	.53%
Fidelity Large Cap Growth Fund	.30%	.26%	.35%
Fidelity Mid Cap Growth Fund	.30%	.26%	.32%

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

Fidelity Large Cap Value Fund	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 18,714	$ 7,119
Class T	.25%	.25%	15,198	206
Class B	.75%	.25%	8,840	6,710
Class C	.75%	.25%	7,195	3,816
			$ 49,947	$ 17,851
Fidelity Mid Cap Value Fund
Class A	0%	.25%	$ 9,800	$ 4,108
Class T	.25%	.25%	9,714	188
Class B	.75%	.25%	6,181	4,739
Class C	.75%	.25%	8,390	5,134
			$ 34,085	$ 14,169
Fidelity Large Cap Growth Fund
Class A	0%	.25%	$ 1,816	$ 149
Class T	.25%	.25%	1,516	252
Class B	.75%	.25%	3,307	2,583
Class C	.75%	.25%	4,435	2,730
			$ 11,074	$ 5,714

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

Fidelity Mid Cap Growth Fund	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 2,711	$ 244
Class T	.25%	.25%	2,154	171
Class B	.75%	.25%	2,042	1,642
Class C	.75%	.25%	4,310	3,054
			$ 11,217	$ 5,111

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Fidelity Large Cap Value Fund	Retained by FDC
Class A	$ 9,035
Class T	1,766
Class B*	1,222
Class C*	393
$ 12,416
Fidelity Mid Cap Value Fund
Class A	$ 5,323
Class T	1,009
Class B*	1,276
Class C*	517
$ 8,125
Fidelity Large Cap Growth Fund
Class A	$ 3,965
Class T	541
Class B*	441
Class C*	258
$ 5,205
Fidelity Mid Cap Growth Fund
Class A	$ 1,980
Class T	328
Class B*	245
Class C*	285
$ 2,838

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of each Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

Fidelity Large Cap Value Fund	Amount	% of Average Net Assets*
Class A	$ 24,967.33
Class T	11,999.39
Class B	4,158.47
Class C	2,307.32
Large Cap Value	1,801,376.25
Institutional Class	1,674.24
	$ 1,846,481

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

Fidelity Mid Cap Value Fund	Amount	% of Average Net Assets*
Class A	$ 11,726.30
Class T	5,954.31
Class B	1,862.30
Class C	2,379.28
Mid Cap Value	950,559.27
Institutional Class	2,163.29
	$ 974,643
Fidelity Large Cap Growth Fund
Class A	$ 2,195.30
Class T	1,022.34
Class B	1,024.31
Class C	1,374.31
Large Cap Growth	213,429.30
Institutional Class	362.22
	$ 219,406
Fidelity Mid Cap Growth Fund
Class A	$ 3,269.30
Class T	1,329.30
Class B	623.31
Class C	1,317.31
Mid Cap Growth	436,196.30
Institutional Class	257.18
	$ 442,991

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Large Cap Value Fund	$ 10,555
Fidelity Mid Cap Value Fund	9,021
Fidelity Large Cap Growth Fund	23,664
Fidelity Mid Cap Growth Fund	6,765

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Large Cap Value Fund	Borrower	$ 22,119,400	3.14%	$ 9,651

Semiannual Report

7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Amount
Fidelity Large Cap Value Fund	$ 1,529
Fidelity Mid Cap Value Fund	759
Fidelity Large Cap Growth Fund	154
Fidelity Mid Cap Growth Fund	319

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

9. Bank Borrowings.

Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. At period end, there were no bank borrowings outstanding. Each applicable Fund's activity in this program during the period for which loans were outstanding was as follows:

	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Mid Cap Growth Fund	$ 40,479,250	3.45%	$ 15,528

10. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Fidelity Large Cap Value Fund
Class T	1.50%	$ 943
Class B	2.00%	954

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Expense Reductions - continued

In addition, FMR voluntarily agreed to reimburse a portion of certain fund's existing class' operating expenses. During the period, this reimbursement reduced certain fund's existing class' expenses by the following amounts:

Reimbursement from adviser
Fidelity Large Cap Value Fund Large Cap Value	$ 18,780
Fidelity Mid Cap Value Fund Mid Cap Value	19,225
Fidelity Large Cap Growth Fund Large Cap Growth	17,248
Fidelity Mid Cap Growth Fund Mid Cap Growth	17,132

Many of the brokers with whom FMR places trades on behalf of certain Funds provided services to these Funds in addition to trade execution. These services included payments of expenses on behalf of each applicable Fund. In addition, through arrangements with each applicable Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service Arrangements	Custody expense reduction	Transfer Agent expense reduction
Fidelity Large Cap Value Fund	$ -	$ -	$ -
Large Cap Value	-	-	10,392
Institutional Class	-	-	1
Fidelity Mid Cap Value Fund	-	-	-
Class A	-	-	110
Mid Cap Value	-	-	3,726
Institutional Class	-	-	19
Fidelity Large Cap Growth Fund	-	-	-
Large Cap Growth	-	-	2,337
Fidelity Mid Cap Growth Fund	9,016	35	-
Mid Cap Growth	-	-	4,434

11. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid each fund the following amounts, which is recorded in each applicable Fund's accompanying Statement of Operations:

Amount
Fidelity Large Cap Value Fund	$ 12,127
Fidelity Mid Cap Value Fund	23,107
Fidelity Large Cap Growth Fund	14,068
Fidelity Mid Cap Growth Fund	16,394

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

Semiannual Report

12. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2008	Year ended January 31, 2008A
Fidelity Large Cap Value Fund
From net investment income
Class A	$ -	$ 75,483
Class T	-	44,031
Class B	-	824
Class C	-	4,115
Large Cap Value	-	14,152,017
Institutional Class	-	10,129
Total	$ -	$ 14,286,599
From net realized gain
Class A	$ -	$ 372,920
Class T	-	317,190
Class B	-	97,442
Class C	-	51,607
Large Cap Value	-	89,854,195
Institutional Class	-	40,324
Total	$ -	$ 90,733,678
Fidelity Mid Cap Value Fund
From net investment income
Class A	$ 1	$ 18,691
Class T	-	5,836
Class B	-	259
Class C	-	66
Mid Cap Value	33	3,005,000
Institutional Class	-	7,163
Total	$ 34	$ 3,037,015
From net realized gain
Class A	$ 8	$ 176,774
Class T	-	106,263
Class B	-	46,244
Class C	-	67,330
Mid Cap Value	292	36,700,729
Institutional Class	-	43,114
Total	$ 300	$ 37,140,454
Fidelity Large Cap Growth Fund
From net realized gain
Class A	$ -	$ 123,133
Class T	-	101,048
Class B	-	40,430
Class C	-	75,734
Large Cap Growth	-	18,196,705
Institutional Class	-	35,354
Total	$ -	$ 18,572,404
Fidelity Mid Cap Growth Fund
From net realized gain
Class A	$ -	$ 100,774
Class T	-	34,957
Class B	-	25,358
Class C	-	40,118
Mid Cap Growth	-	21,697,261
Institutional Class	-	11,029
Total	$ -	$ 21,909,497

A Distributions for Class A,T,B,C and Institutional are for the period February 13, 2007 (commencement of sale of shares) to January 31, 2008.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

13. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended July 31, 2008	Year ended January 31, 2008A	Six months ended July 31, 2008	Year ended January 31, 2008A
Fidelity Large Cap Value Fund
Class A
Shares sold	941,198	1,045,290	$ 12,417,423	$ 16,232,942
Reinvestment of distributions	-	29,393	-	423,574
Shares redeemed	(139,194)	(352,749)	(1,839,425)	(5,365,826)
Net increase (decrease)	802,004	721,934	$ 10,577,998	$ 11,290,690
Class T
Shares sold	148,527	935,752	$ 1,939,182	$ 14,740,653
Reinvestment of distributions	-	24,935	-	359,076
Shares redeemed	(92,055)	(518,994)	(1,207,561)	(7,932,251)
Net increase (decrease)	56,472	441,693	$ 731,621	$ 7,167,478
Class B
Shares sold	47,114	315,386	$ 613,592	$ 4,951,665
Reinvestment of distributions	-	6,739	-	97,191
Shares redeemed	(46,715)	(184,721)	(611,824)	(2,835,906)
Net increase (decrease)	399	137,404	$ 1,768	$ 2,212,950
Class C
Shares sold	73,133	138,185	$ 957,601	$ 2,136,503
Reinvestment of distributions	-	3,506	-	50,496
Shares redeemed	(19,822)	(52,323)	(258,211)	(788,391)
Net increase (decrease)	53,311	89,368	$ 699,390	$ 1,398,608
Large Cap Value
Shares sold	19,017,432	52,779,386	$ 247,931,565	$ 813,954,360
Reinvestment of distributions	-	7,056,478	-	102,030,422
Shares redeemed	(17,444,386)	(40,898,915)	(226,198,513)	(619,081,485)
Net increase (decrease)	1,573,046	18,936,949	$ 21,733,052	$ 296,903,297
Institutional Class
Shares sold	93,170	92,735	$ 1,215,296	$ 1,397,015
Reinvestment of distributions	-	3,477	-	50,127
Shares redeemed	(31,343)	(17,951)	(414,747)	(257,652)
Net increase (decrease)	61,827	78,261	$ 800,549	$ 1,189,490
Fidelity Mid Cap Value Fund
Class A
Shares sold	239,549	615,995	$ 3,554,727	$ 10,540,942
Reinvestment of distributions	1	11,024	9	178,558
Shares redeemed	(127,744)	(132,358)	(1,911,029)	(2,195,988)
Net increase (decrease)	111,806	494,661	$ 1,643,707	$ 8,523,512
Class T
Shares sold	62,483	325,063	$ 934,026	$ 5,643,056
Reinvestment of distributions	-	6,694	-	108,412
Shares redeemed	(42,763)	(84,728)	(646,906)	(1,422,111)
Net increase (decrease)	19,720	247,029	$ 287,120	$ 4,329,357
Class B
Shares sold	10,655	204,574	$ 157,211	$ 3,623,364
Reinvestment of distributions	-	2,791	-	45,364
Shares redeemed	(20,900)	(120,358)	(308,918)	(2,068,797)
Net increase (decrease)	(10,245)	87,007	$ (151,707)	$ 1,599,931
Class C
Shares sold	25,278	168,571	$ 372,239	$ 2,987,730
Reinvestment of distributions	-	3,136	-	50,659
Shares redeemed	(24,359)	(61,027)	(364,240)	(991,710)
Net increase (decrease)	919	110,680	$ 7,999	$ 2,046,679

Semiannual Report

13. Share Transactions - continued

	Shares		Dollars
	Six months ended July 31, 2008	Year ended January 31, 2008A	Six months ended July 31, 2008	Year ended January 31, 2008A
Mid Cap Value
Shares sold	4,482,448	34,123,012	$ 66,611,184	$ 603,742,926
Reinvestment of distributions	20	2,338,406	325	38,409,538
Shares redeemed	(7,178,563)	(27,133,004)	(106,799,806)	(462,055,715)
Net increase (decrease)	(2,696,095)	9,328,414	$ (40,188,297)	$ 180,096,749
Institutional Class
Shares sold	93,751	102,472	$ 1,409,800	$ 1,790,525
Reinvestment of distributions	-	3,101	-	50,277
Shares redeemed	(63,262)	(9,162)	(941,870)	(148,581)
Net increase (decrease)	30,489	96,411	$ 467,930	$ 1,692,221
Fidelity Large Cap Growth Fund
Class A
Shares sold	94,817	165,474	$ 904,368	$ 1,900,337
Reinvestment of distributions	-	10,979	-	116,895
Shares redeemed	(48,122)	(44,281)	(461,181)	(486,246)
Net increase (decrease)	46,695	132,172	$ 443,187	$ 1,530,986
Class T
Shares sold	17,798	167,227	$ 170,100	$ 1,920,600
Reinvestment of distributions	-	9,490	-	101,048
Shares redeemed	(77,079)	(65,269)	(733,179)	(790,917)
Net increase (decrease)	(59,281)	111,448	$ (563,079)	$ 1,230,731
Class B
Shares sold	32,437	55,847	$ 308,769	$ 636,287
Reinvestment of distributions	-	3,795	-	40,430
Shares redeemed	(12,159)	(4,405)	(114,881)	(49,003)
Net increase (decrease)	20,278	55,237	$ 193,888	$ 627,714
Class C
Shares sold	33,241	106,310	$ 314,776	$ 1,230,146
Reinvestment of distributions	-	6,439	-	68,402
Shares redeemed	(39,539)	(16,516)	(369,090)	(191,737)
Net increase (decrease)	(6,298)	96,233	$ (54,314)	$ 1,106,811
Large Cap Growth
Shares sold	2,397,094	5,794,783	$ 22,888,048	$ 66,845,422
Reinvestment of distributions	-	1,665,396	-	17,914,862
Shares redeemed	(4,167,182)	(7,903,937)	(39,494,047)	(90,877,571)
Net increase (decrease)	(1,770,088)	(443,758)	$ (16,605,999)	$ (6,117,287)
Institutional Class
Shares sold	11,560	38,550	$ 112,676	$ 453,557
Reinvestment of distributions	-	3,006	-	32,121
Shares redeemed	(14,149)	(2,488)	(136,646)	(28,969)
Net increase (decrease)	(2,589)	39,068	$ (23,970)	$ 456,709
Fidelity Mid Cap Growth Fund
Class A
Shares sold	89,808	165,234	$ 1,095,325	$ 2,326,735
Reinvestment of distributions	-	7,218	-	97,305
Shares redeemed	(30,470)	(13,557)	(382,087)	(186,849)
Net increase (decrease)	59,338	158,895	$ 713,238	$ 2,237,191
Class T
Shares sold	109,460	54,813	$ 1,287,117	$ 796,065
Reinvestment of distributions	-	2,601	-	34,957
Shares redeemed	(6,724)	(8,726)	(81,567)	(121,838)
Net increase (decrease)	102,736	48,688	$ 1,205,550	$ 709,184

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

13. Share Transactions - continued

	Shares		Dollars
	Six months ended July 31, 2008	Year ended January 31, 2008A	Six months ended July 31, 2008	Year ended January 31, 2008A
Fidelity Mid Cap Growth Fund - continued
Class B
Shares sold	12,697	35,917	$ 156,660	$ 516,488
Reinvestment of distributions	-	1,882	-	25,182
Shares redeemed	(11,027)	(3,583)	(129,069)	(47,283)
Net increase (decrease)	1,670	34,216	$ 27,591	$ 494,387
Class C
Shares sold	36,946	59,795	$ 450,126	$ 849,458
Reinvestment of distributions	-	2,811	-	37,643
Shares redeemed	(16,147)	(4,934)	(195,336)	(66,440)
Net increase (decrease)	20,799	57,672	$ 254,790	$ 820,661
Mid Cap Growth
Shares sold	2,825,997	7,994,956	$ 34,718,642	$ 114,388,509
Reinvestment of distributions	-	1,580,341	-	21,334,599
Shares redeemed	(4,591,264)	(15,751,578)	(56,100,304)	(217,016,915)
Net increase (decrease)	(1,765,267)	(6,176,281)	$ (21,381,662)	$ (81,293,807)
Institutional Class
Shares sold	8,941	14,080	$ 107,207	$ 199,943
Reinvestment of distributions	-	816	-	11,029
Shares redeemed	(4,925)	-	(58,989)	-
Net increase (decrease)	4,016	14,896	$ 48,218	$ 210,972

A Share transactions for class A,T,B,C and Institutional are for the period February 13, 2007(commencement of sale of shares) to January 31, 2008.

Semiannual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on May 14, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	19,168,714,035.81	95.156
Withheld	975,735,597.80	4.844
TOTAL	20,144,449,633.61	100.000
Dennis J. Dirks
Affirmative	19,240,086,030.73	95.511
Withheld	904,363,602.88	4.489
TOTAL	20,144,449,633.61	100.000
Edward C. Johnson 3d
Affirmative	19,112,872,629.50	94.879
Withheld	1,031,577,004.11	5.121
TOTAL	20,144,449,633.61	100.000
Alan J. Lacy
Affirmative	19,235,726,089.08	95.489
Withheld	908,723,544.53	4.511
TOTAL	20,144,449,633.61	100.000
Ned C. Lautenbach
Affirmative	19,222,897,529.62	95.425
Withheld	921,552,103.99	4.575
TOTAL	20,144,449,633.61	100.000
Joseph Mauriello
Affirmative	19,230,998,021.17	95.465
Withheld	913,451,612.44	4.535
TOTAL	20,144,449,633.61	100.000
Cornelia M. Small
Affirmative	19,230,719,307.28	95.464
Withheld	913,730,326.33	4.536
TOTAL	20,144,449,633.61	100.000
William S. Stavropoulos
Affirmative	19,176,025,996.91	95.193
Withheld	968,423,636.70	4.807
TOTAL	20,144,449,633.61	100.000
David M. Thomas
Affirmative	19,235,961,520.61	95.490
Withheld	908,488,113.00	4.510
TOTAL	20,144,449,633.61	100.000
Michael E. Wiley
Affirmative	19,227,633,661.54	95.449
Withheld	916,815,972.07	4.551
TOTAL	20,144,449,633.61	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	14,638,958,851.46	72.670
Against	4,052,976,662.82	20.120
Abstain	994,605,492.84	4.937
Broker Non-Votes	457,908,626.49	2.273
TOTAL	20,144,449,633.61	100.000
A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Large Cap Growth Fund

Fidelity Large Cap Value Fund

Fidelity Mid Cap Growth Fund

Fidelity Mid Cap Value Fund

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (Japan) Inc. and Fidelity Management & Research (Hong Kong) Limited, as well as amendments to each fund's agreement with Fidelity Management & Research (U.K.) Inc.

In considering whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board further considered that Fidelity voluntarily pays for market data out of its own resources.

Semiannual Report

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance for the retail class, as well as each fund's relative investment performance for the retail class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, the cumulative total returns of the retail class, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. (The Advisor classes of the funds had less than one year of performance as of December 31, 2007.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Fidelity Large Cap Growth Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Large Cap Growth (retail class) of the fund was in the fourth quartile for the one- and three-year periods and the third quartile for the five-year period. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions that may be taken by FMR to improve the fund's disappointing performance relative to its peer group and benchmark. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Large Cap Value Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Large Cap Value (retail class) of the fund was in the second quartile for the one-year period and the first quartile for the three- and five-year periods. The Board also stated that the investment performance of Fidelity Large Cap Value (retail class) of the fund compared favorably to its benchmark for all the periods shown.

Fidelity Mid Cap Growth Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Mid Cap Growth (retail class) of the fund was in the fourth quartile for the one- and three-year periods and the third quartile for the five-year period. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions that may be taken by FMR to improve the fund's disappointing performance relative to its peer group and benchmark. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

Semiannual Report

Fidelity Mid Cap Value Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Mid Cap Value (retail class) of the fund was in the second quartile for the one- and five-year periods and the first quartile for the three-year period. The Board also stated that the investment performance of Fidelity Mid Cap Value (retail class) of the fund compared favorably to its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return was lower than its benchmark.

The Board also considered that each fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for each fund's shareholders and helps to more closely align the interests of FMR and each fund's shareholders.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared. The Board also considered supplemental information about how each fund's management fee and total expenses ranked relative to groups based on Lipper classifications, which take into account a fund's market capitalization and style.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to a fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 9% would mean that 91% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked and the impact of a fund's performance adjustment, is also included in the charts and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Fidelity Large Cap Growth Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007. The Board also noted the effect of the fund's positive performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Fidelity Large Cap Value Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007. The Board also noted the effect of the fund's positive performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Semiannual Report

Fidelity Mid Cap Growth Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Fidelity Mid Cap Value Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the total expenses of each class of each fund, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of each fund's performance adjustment. As part of its review, the Board also considered current and historical total expenses of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board noted that each fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes of each fund vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

The Board noted that each of Class A, Class B, Institutional Class, and Fidelity Large Cap Growth (retail class) of Fidelity Large Cap Growth Fund ranked below its competitive median for the period, the total expenses of Class C ranked equal to its competitive median for the period, and the total expenses of Class T ranked above its competitive median for the period. The Board considered that the total expenses of Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class.

The Board noted that each of Class A, Class B, Class C, Institutional Class, and Fidelity Large Cap Value (retail class) of Fidelity Large Cap Value Fund ranked below its competitive median for the period and the total expenses of Class T ranked above its competitive median for the period. The Board considered that the total expenses of Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class.

The Board noted that each of Class A, Class B, Class C, Institutional Class, and Fidelity Mid Cap Growth (retail class) of Fidelity Mid Cap Growth Fund ranked below its competitive median for the period and the total expenses of Class T ranked above its competitive median for the period. The Board considered that the total expenses of Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class.

The Board noted that each of Class A, Class B, Class C, Institutional Class, and Fidelity Mid Cap Value (retail class) of Fidelity Mid Cap Value Fund ranked below its competitive median for the period and the total expenses of Class T ranked above its competitive median for the period. The Board considered that the total expenses of Class T were above the median primarily because its 12b-1 fee is higher than the typical front-end load class.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that each fund's total expenses were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures and rationale for recommending different fees among categories of funds; and (vi) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations
Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Citibank, N.A.
New York, NY

ALMCI-USAN-0908
1.838395.101

Fidelity®
Utilities
Fund

Semiannual Report

July 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Domestic and international securities markets have struggled thus far in 2008. High-grade fixed-income investments produced modestly positive results, but many stock benchmarks suffered double-digit losses through the first half of this year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2008 to July 31, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value February 1, 2008	Ending Account Value July 31, 2008	Expenses Paid During Period* February 1, 2008 to July 31, 2008
Actual	$ 1,000.00	$ 916.30	$ 4.24
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,020.44	$ 4.47

* Expenses are equal to the Fund's annualized expense ratio of .89%; multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
AT&T, Inc.	19.7	23.5
Verizon Communications, Inc.	10.5	10.7
Comcast Corp. Class A	6.5	4.9
PPL Corp.	5.3	4.8
Exelon Corp.	5.2	6.2
FPL Group, Inc.	5.0	2.6
FirstEnergy Corp.	5.0	2.2
Constellation Energy Group, Inc.	4.3	4.6
Sempra Energy	3.5	1.4
Entergy Corp.	3.2	2.8
	68.2
Top Five Industries as of July 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Diversified Telecommunication Services	33.2	37.7
Electric Utilities	31.7	27.2
Multi-Utilities	7.7	9.0
Independent Power Producers & Energy Traders	7.7	12.3
Media	7.1	4.9
Asset Allocation (% of fund's net assets)
As of July 31, 2008 *		As of January 31, 2008 **
	Stocks 92.5%		Stocks 98.1%
	Short-Term Investments and Net Other Assets 7.5%		Short-Term Investments and Net Other Assets 1.9%
* Foreign investments	1.0%	** Foreign investments	0.0%

Semiannual Report

Investments July 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 7.1%
Media - 7.1%
Cablevision Systems Corp. - NY Group Class A (a)(d)	239,900	$ 5,825
Comcast Corp. Class A	3,283,198	67,700
Virgin Media, Inc.	93,200	1,046
		74,571
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Cameco Corp.	145,800	5,206
FINANCIALS - 0.3%
Diversified Financial Services - 0.3%
Hicks Acquisition Co. I, Inc. unit	265,900	2,553
INDUSTRIALS - 0.3%
Electrical Equipment - 0.3%
ABB Ltd. sponsored ADR (a)	135,300	3,548
INFORMATION TECHNOLOGY - 0.5%
Electronic Equipment & Instruments - 0.4%
Itron, Inc. (a)	41,600	3,841
IT Services - 0.1%
NeuStar, Inc. Class A (a)(d)	74,600	1,565
TOTAL INFORMATION TECHNOLOGY		5,406
TELECOMMUNICATION SERVICES - 34.2%
Diversified Telecommunication Services - 33.2%
AT&T, Inc. (d)	6,678,863	205,776
FairPoint Communications, Inc. (d)	532,074	3,693
Level 3 Communications, Inc. (a)	1,508,800	5,130
Qwest Communications International, Inc. (d)	2,077,300	7,956
Telefonica SA	98,400	2,553
tw telecom, inc. (a)	289,400	4,625
Verizon Communications, Inc. (d)	3,238,441	110,237
Windstream Corp.	608,920	7,258
		347,228
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 1.0%
NII Holdings, Inc. (a)	99,400	$ 5,433
Telephone & Data Systems, Inc.	121,186	5,138
		10,571
TOTAL TELECOMMUNICATION SERVICES		357,799
UTILITIES - 49.6%
Electric Utilities - 31.7%
Allegheny Energy, Inc.	462,300	22,375
American Electric Power Co., Inc.	685,700	27,085
Edison International	463,300	22,396
Entergy Corp.	312,302	33,391
Exelon Corp.	695,109	54,649
FirstEnergy Corp.	708,100	52,081
FPL Group, Inc.	810,800	52,321
Great Plains Energy, Inc.	36,499	922
ITC Holdings Corp. (d)	141,600	7,380
PPL Corp.	1,180,127	55,419
Sierra Pacific Resources	258,200	2,928
		330,947
Gas Utilities - 2.5%
Energen Corp.	100,500	6,050
Equitable Resources, Inc.	96,200	5,026
Questar Corp.	216,800	11,464
Southern Union Co.	122,400	3,197
		25,737
Independent Power Producers & Energy Traders - 7.7%
AES Corp. (a)	716,884	11,571
Calpine Corp. (a)	281,400	4,896
Constellation Energy Group, Inc.	539,863	44,895
Mirant Corp. (a)	94,073	2,880
NRG Energy, Inc. (a)(d)	345,700	12,545
Reliant Energy, Inc. (a)	217,300	3,935
		80,722
Multi-Utilities - 7.7%
CenterPoint Energy, Inc.	692,900	10,927
CMS Energy Corp.	239,700	3,236
Public Service Enterprise Group, Inc.	539,644	22,557
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
Sempra Energy	650,600	$ 36,538
TECO Energy, Inc.	403,800	7,490
		80,748
TOTAL UTILITIES		518,154
TOTAL COMMON STOCKS (Cost $1,033,202)		967,237
Money Market Funds - 4.5%

Fidelity Cash Central Fund, 2.35% (b)	5,407,176	5,407
Fidelity Securities Lending Cash Central Fund, 2.37% (b)(c)	41,163,680	41,164
TOTAL MONEY MARKET FUNDS (Cost $46,571)		46,571
TOTAL INVESTMENT PORTFOLIO - 97.0% (Cost $1,079,773)		1,013,808
NET OTHER ASSETS - 3.0%		31,849
NET ASSETS - 100%		$ 1,045,657
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 290
Fidelity Securities Lending Cash Central Fund	129
Total	$ 419
Other Information

The following is a summary of the inputs used, as of July 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,013,808	$ 1,011,255	$ 2,553	$ -
Income Tax Information
At January 31, 2008, the fund had a capital loss carryforward of approximately $210,412,000 of which $199,347,000 and $11,065,000 will expire on January 31, 2011 and 2012, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	July 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $40,087) - See accompanying schedule: Unaffiliated issuers (cost $1,033,202)	$ 967,237
Fidelity Central Funds (cost $46,571)	46,571
Total Investments (cost $1,079,773)		$ 1,013,808
Receivable for investments sold		70,296
Receivable for fund shares sold		273
Dividends receivable		4,204
Distributions receivable from Fidelity Central Funds		64
Prepaid expenses		2
Other receivables		34
Total assets		1,088,681

Liabilities
Payable for investments purchased	$ 13
Payable for fund shares redeemed	1,010
Accrued management fee	512
Other affiliated payables	241
Other payables and accrued expenses	84
Collateral on securities loaned, at value	41,164
Total liabilities		43,024

Net Assets		$ 1,045,657
Net Assets consist of:
Paid in capital		$ 1,341,137
Undistributed net investment income		4,258
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(233,773)
Net unrealized appreciation (depreciation) on investments		(65,965)
Net Assets, for 60,604 shares outstanding		$ 1,045,657
Net Asset Value, offering price and redemption price per share ($1,045,657 ÷ 60,604 shares)		$ 17.25

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended July 31, 2008 (Unaudited)

Investment Income
Dividends		$ 17,530
Interest		14
Income from Fidelity Central Funds		419
Total income		17,963

Expenses
Management fee Basic fee	$ 2,646
Performance adjustment	919
Transfer agent fees	1,240
Accounting and security lending fees	192
Custodian fees and expenses	13
Independent trustees' compensation	2
Registration fees	20
Audit	26
Legal	6
Interest	1
Miscellaneous	75
Total expenses before reductions	5,140
Expense reductions	(10)	5,130
Net investment income (loss)		12,833
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,043)
Foreign currency transactions	30
Total net realized gain (loss)		(2,013)
Change in net unrealized appreciation (depreciation) on investment securities		(109,617)
Net gain (loss)		(111,630)
Net increase (decrease) in net assets resulting from operations		$ (98,797)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended July 31, 2008 (Unaudited)	Year ended January 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 12,833	$ 25,574
Net realized gain (loss)	(2,013)	158,455
Change in net unrealized appreciation (depreciation)	(109,617)	(143,736)
Net increase (decrease) in net assets resulting from operations	(98,797)	40,293
Distributions to shareholders from net investment income	(10,462)	(28,120)
Share transactions Proceeds from sales of shares	61,577	637,065
Reinvestment of distributions	9,480	25,789
Cost of shares redeemed	(148,656)	(1,077,520)
Net increase (decrease) in net assets resulting from share transactions	(77,599)	(414,666)
Total increase (decrease) in net assets	(186,858)	(402,493)

Net Assets
Beginning of period	1,232,515	1,635,008
End of period (including undistributed net investment income of $4,258 and undistributed net investment income of $1,887, respectively)	$ 1,045,657	$ 1,232,515
Other Information Shares
Sold	3,273	30,728
Issued in reinvestment of distributions	518	1,227
Redeemed	(8,045)	(51,842)
Net increase (decrease)	(4,254)	(19,887)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended July 31, 2008

Years ended January 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 19.00	$ 19.29	$ 15.44	$ 13.28	$ 11.73	$ 9.44
Income from Investment Operations
Net investment income (loss)D	.21	.32	.33	.22	.30 G	.21
Net realized and unrealized gain (loss)	(1.79)	(.24)H	3.77	2.20	1.54	2.30
Total from investment operations	(1.58)	.08	4.10	2.42	1.84	2.51
Distributions from net investment income	(.17)	(.37)	(.25)	(.26)	(.29)	(.22)
Net asset value, end of period	$ 17.25	$ 19.00	$ 19.29	$ 15.44	$ 13.28	$ 11.73
Total ReturnB, C	(8.37)%	.24%	26.77%	18.37%	15.85%	26.91%
Ratios to Average Net AssetsE, I
Expenses before reductions	.89%A	.82%	.85%	.87%	.89%	.75%
Expenses net of fee waivers, if any	.89%A	.82%	.85%	.87%	.89%	.75%
Expenses net of all reductions	.89%A	.82%	.84%	.84%	.85%	.73%
Net investment income (loss)	2.22%A	1.56%	1.92%	1.54%	2.49%G	2.01%
Supplemental Data
Net assets, end of period (in millions)	$ 1,046	$ 1,233	$ 1,635	$ 1,029	$ 937	$ 864
Portfolio turnover rateF	68%A	56%	104%	66%	57%	21%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.12 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.48%.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2008 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Utilities Fund (the Fund) is a non-diversified fund of Fidelity Devonshire Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of July 31, 2008, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE, normally 4:00 pm Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation, foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 48,789
Unrealized depreciation	(135,749)
Net unrealized appreciation (depreciation)	$ (86,960)
Cost for federal income tax purposes	$ 1,100,768

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $380,595 and $510,298, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .15% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .62% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the transfer agent fees were equivalent to an annualized rate of .21% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $11 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program - continued

The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 6,387	3.19%	$ 1

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $129.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $5 for the period.

Semiannual Report

9. Expense Reductions - continued

In addition, through arrangements with the Fund's transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's transfer agent expenses by $5.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $81 which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 14, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	19,168,714,035.81	95.156
Withheld	975,735,597.80	4.844
TOTAL	20,144,449,633.61	100.000
Dennis J. Dirks
Affirmative	19,240,086,030.73	95.511
Withheld	904,363,602.88	4.489
TOTAL	20,144,449,633.61	100.000
Edward C. Johnson 3d
Affirmative	19,112,872,629.50	94.879
Withheld	1,031,577,004.11	5.121
TOTAL	20,144,449,633.61	100.000
Alan J. Lacy
Affirmative	19,235,726,089.08	95.489
Withheld	908,723,544.53	4.511
TOTAL	20,144,449,633.61	100.000
Ned C. Lautenbach
Affirmative	19,222,897,529.62	95.425
Withheld	921,552,103.99	4.575
TOTAL	20,144,449,633.61	100.000
Joseph Mauriello
Affirmative	19,230,998,021.17	95.465
Withheld	913,451,612.44	4.535
TOTAL	20,144,449,633.61	100.000
Cornelia M. Small
Affirmative	19,230,719,307.28	95.464
Withheld	913,730,326.33	4.536
TOTAL	20,144,449,633.61	100.000
William S. Stavropoulos
Affirmative	19,176,025,996.91	95.193
Withheld	968,423,636.70	4.807
TOTAL	20,144,449,633.61	100.000
	# of Votes	% of Votes
David M. Thomas
Affirmative	19,235,961,520.61	95.490
Withheld	908,488,113.00	4.510
TOTAL	20,144,449,633.61	100.000
Michael E. Wiley
Affirmative	19,227,633,661.54	95.449
Withheld	916,815,972.07	4.551
TOTAL	20,144,449,633.61	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
Affirmative	14,638,958,851.46	72.670
Against	4,052,976,662.82	20.120
Abstain	994,605,492.84	4.937
Broker Non-Votes	457,908,626.49	2.273
TOTAL	20,144,449,633.61	100.000
PROPOSAL 3

Shareholder proposal concerning "oversight procedures to screen out investments in companies that, in the judgment of the Board, substantially contribute to genocide, patterns of extraordinary and egregious violations of human rights, or crimes against humanity."

Affirmative	194,619,577.97	27.142
Against	429,417,468.23	59.889
Abstain	50,356,605.36	7.022
Broker Non-Votes	42,635,425.79	5.947
TOTAL	717,029,077.35	100.000
A Denotes trust-wide proposal and voting results.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Utilities Fund

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (Japan) Inc. and Fidelity Management & Research (Hong Kong) Limited, as well as amendments to the fund's agreement with Fidelity Management & Research (U.K.) Inc.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board further considered that Fidelity voluntarily pays for market data out of its own resources.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against a broad-based securities market index over multiple periods. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare the fund's performance. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, the fund's cumulative total returns and the cumulative total returns of a broad-based securities market index ("benchmark").

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Utilities Fund

The Board stated that the investment performance of the fund compared favorably to its benchmark for all the periods shown.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared. The Board also considered supplemental information about how the fund's management fee and total expenses ranked relative to groups based on Lipper classifications, which take into account a fund's market capitalization and style.

Semiannual Report

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 2% means that 98% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Fidelity Utilities Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007. The Board also noted the effect of the fund's positive performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expenses ranked below its competitive median for 2007.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures and rationale for recommending different fees among categories of funds; and (vi) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research (U.K.) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

UIF-USAN-0908
1.789296.105

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Devonshire Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Devonshire Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Devonshire Trust

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 30, 2008
By:	/s/Jeffrey Christian
Jeffrey Christian
Chief Financial Officer

Date:	September 30, 2008